UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22733
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended April 30, 2025:

John Hancock Multifactor ETFs
  John Hancock Multifactor Developed International ETF
  John Hancock Multifactor Emerging Markets ETF
  John Hancock Multifactor Large Cap ETF
  John Hancock Multifactor Mid Cap ETF
  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs
  John Hancock Core Bond ETF
  John Hancock Core Plus Bond ETF
  John Hancock Corporate Bond ETF
  John Hancock Dynamic Municipal Bond ETF
  John Hancock High Yield ETF
  John Hancock Mortgage-Backed Securities ETF
  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs
  John Hancock Disciplined Value International Select ETF
  John Hancock Fundamental All Cap Core ETF
  John Hancock International High Dividend ETF
  John Hancock U.S. High Dividend ETF

John Hancock Multifactor Developed International ETF
Multifactor Developed International ETF/JHMD
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$41	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Developed International ETF (JHMD) returned 12.23% for the year ended April 30, 2025. International equities delivered strong, double-digit gains in the 12 months ended April 30, 2025, albeit with elevated volatility late in the period in response to shifts in U.S. trade policy. European stocks performed particularly well, reflecting positive sentiment regarding falling interest rates and supportive fiscal policy.
TOP PERFORMANCE CONTRIBUTORS
Financials | Financial stocks, particularly those based in Europe, made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Swiss Re AG, HSBC Holdings PLC, and Deutsche Bank AG were among the many meaningful contributors in this area.
Industrials | European industrials also made a strong contribution, led by Rheinmetall AG and Vinci SA.
Communication services | European stocks led the way in this sector, as well, with the largest contributions coming from Deutsche Telecom AG and Orange SA.

TOP PERFORMANCE DETRACTORS
Materials and energy | Commodity-sensitive stocks, in general, lagged in the period. Glencore PLC and TotalEnergies SE were the largest detractors in the two sectors, respectively.
Other areas of weakness | Holdings in the information technology sector combined for a negative total return, primarily due to downturns in the semiconductor stocks ASML Holding NV and STMicroelectronics NV. The pharmaceutical stock Novo Nordisk A/S was the largest detractor in the fund as a whole.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Developed International ETF (at net asset value)	12.23%	11.58%	7.37%
MSCI EAFE Index	12.57%	11.37%	7.55%
John Hancock Dimensional Developed International Index	13.02%	12.40%	8.15%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$679,677,172
Total number of portfolio holdings	585
Total advisory fees paid (net)	$2,189,125
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vinci SA	1.7%
Novartis AG	1.5%
Shell PLC	1.3%
TotalEnergies SE	1.2%
ASML Holding NV	1.0%
BNP Paribas SA	1.0%
Nestle SA	0.9%
Novo Nordisk A/S, B Shares	0.9%
Danone SA	0.8%
Deutsche Telekom AG	0.8%

Sector Composition
Financials	23.2%
Industrials	18.6%
Consumer discretionary	9.7%
Health care	9.1%
Consumer staples	8.6%
Materials	7.2%
Communication services	6.0%
Information technology	5.6%
Energy	4.7%
Utilities	4.4%
Real estate	1.8%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

890AETF

4/25

6/25

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF
Multifactor Emerging Markets ETF/JHEM
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$50	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Emerging Markets ETF (JHEM) returned 5.50% for the year ended April 30, 2025. Emerging-market stocks delivered gains in the 12 months ended April 30, 2025. Although a protectionist shift in U.S. trade policy fueled heightened volatility later in the period, the asset class was generally well supported by falling global interest rates and weakness in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. The fund was helped by its positions in India, where HDFC Bank, Ltd. and ICICI Bank, Ltd. were top contributors. Holdings in a number of Chinese stocks also fueled positive results, led by China Construction Bank Corp. and Industrial & Commercial Bank of China, Ltd.
Communication services | The Chinese media technology company Tencent Holdings, Ltd., accounted for the majority of the fund’s strength in the sector.
Consumer discretionary | China was the key source of positive returns here, as well, led by Alibaba Group Holding, Ltd. and the electric vehicle maker BYD Company, Ltd.

TOP PERFORMANCE DETRACTORS
Materials and energy | Commodity-sensitive stocks, in general, lagged in the period. Tata Steel, Ltd. and Petroleo Brasileiro SA were among the top detractors, respectively, in the two sectors.
Information technology | The Korean technology giant Samsung Electronics Company, Ltd., which trailed its sector peers on concerns about its sluggish growth, was the leading detractor in both technology and the portfolio as a whole.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Emerging Markets ETF (at net asset value)	5.50%	7.19%	3.51%
MSCI Emerging Markets Index	9.02%	6.35%	3.39%
John Hancock Dimensional Emerging Markets Index	6.88%	8.62%	4.63%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$577,309,977
Total number of portfolio holdings	878
Total advisory fees paid (net)	$2,292,967
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	3.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.7%
Samsung Electronics Company, Ltd.	2.6%
HDFC Bank, Ltd.	1.5%
ICICI Bank, Ltd.	1.4%
Reliance Industries, Ltd.	1.4%
PDD Holdings, Inc., ADR	1.4%
China Construction Bank Corp., H Shares	1.0%
Meituan, Class B	0.9%

Sector Composition
Financials	25.5%
Information technology	17.1%
Consumer discretionary	15.0%
Communication services	9.4%
Materials	7.4%
Industrials	6.8%
Consumer staples	5.8%
Energy	5.3%
Utilities	3.2%
Health care	3.0%
Real estate	1.1%
Short-term investments	0.4%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

990AETF

4/25

6/25

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Large Cap ETF
Multifactor Large Cap ETF/JHML
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$30	0.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Large Cap ETF (JHML) returned 9.16% for the year ended April 30, 2025. U.S. equities delivered a healthy gain in the 12 months ended April 30, 2025. Stocks moved steadily higher through mid-February on optimism about artificial intelligence and strength in the United States’ economic growth versus the rest of the world. However, the market subsequently gave back some of its prior gain on worries about the economic impact of protectionist U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Berkshire Hathaway, Inc. was the leading contributor in the sector, followed by JPMorgan Chase & Co. and positions in several credit card providers.
Information technology | NVIDIA Corp., Apple, Inc., Broadcom, Inc., and Palantir Technologies, Inc. all contributed positively.
Other areas of strength | Holdings in the communication services, industrials, and utilities sectors, among others, further added to absolute performance. Meta Platforms, Inc. and Netflix, Inc. were leading contributors in communication services.

TOP PERFORMANCE DETRACTORS
Energy | A number of stocks in the sector posted losses due to a steady decline in oil prices. ConocoPhillips and the refiner Valero Energy Corp. were among the several modest detractors in the sector.
Certain individual stocks | The pharmaceutical giant Merck & Company, Inc. and the semiconductor stock Advanced Micro Devices, Inc. were the largest detractors in the fund as a whole.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Large Cap ETF (at net asset value)	9.16%	14.60%	12.35%
Russell 1000 Index	11.94%	15.42%	13.40%
John Hancock Dimensional Large Cap Index	9.46%	14.93%	12.69%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$891,550,519
Total number of portfolio holdings	782
Total advisory fees paid (net)	$2,172,158
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.8%
Apple, Inc.	3.8%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	1.8%
Meta Platforms, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Eli Lilly & Company	1.1%

Sector Composition
Information technology	23.0%
Financials	16.4%
Industrials	12.1%
Health care	10.8%
Consumer discretionary	10.0%
Communication services	7.3%
Consumer staples	6.2%
Utilities	4.3%
Energy	3.6%
Materials	3.3%
Real estate	2.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

850AETF

4/25

6/25

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF
Multifactor Mid Cap ETF/JHMM
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Mid Cap ETF (JHMM) returned 4.79% for the year ended April 30, 2025. Mid-cap stocks posted healthy gains in the 12 months ended April 30, 2025, but they finished well off of their intra-period high. After performing well until mid-January, the category fell sharply through early April on concerns that protectionist trade policy would pressure economic growth. Mid-cap stocks staged an impressive rebound in the final weeks of the period, however, allowing the asset class to finish in positive territory.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Robinhood Markets, Inc. was a top performer, as were holdings in a number of non-bank financials.
Utilities | While the sector had only a modest portfolio weighting, it was nonetheless a sizable contributor due to the strong performance of the fund’s holdings. Vistra Corp., which was seen as a beneficiary of AI demand, was the leading contributor.
Other areas of strength | Holdings in the real estate, communication services, and information technology sectors, among others, further added to absolute performance. The technology stock AppLovin Corp. was the largest contributor in the portfolio as a whole.

TOP PERFORMANCE DETRACTORS
Materials and energy | Commodity-sensitive stocks, in general, lagged the broader mid-cap category in the period. Celanese Corp. and Diamondback Energy, Inc. were the largest detractors in the two sectors, respectively.
Healthcare | The fund’s holdings in the sector combined for a small loss and detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Mid Cap ETF (at net asset value)	4.79%	12.83%	9.97%
Russell 3000 Index	11.40%	15.12%	13.03%
John Hancock Dimensional Mid Cap Index	5.23%	13.30%	10.42%
Russell Midcap Index	7.33%	12.96%	10.09%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,790,239,969
Total number of portfolio holdings	664
Total advisory fees paid (net)	$14,221,574
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
United Rentals, Inc.	0.5%
The Hartford Financial Services Group, Inc.	0.5%
Vistra Corp.	0.5%
Fastenal Company	0.5%
Fair Isaac Corp.	0.5%
Take-Two Interactive Software, Inc.	0.4%
Cencora, Inc.	0.4%
Cheniere Energy, Inc.	0.4%
Entergy Corp.	0.4%
AMETEK, Inc.	0.4%

Sector Composition
Industrials	19.8%
Financials	16.4%
Information technology	13.1%
Consumer discretionary	10.9%
Health care	10.5%
Utilities	6.0%
Real estate	5.9%
Materials	5.6%
Consumer staples	4.7%
Energy	4.0%
Communication services	3.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

840AETF

4/25

6/25

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF
Multifactor Small Cap ETF/JHSC
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$42	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multifactor Small Cap ETF (JHSC) returned 0.43% for the year ended April 30, 2025. Small-cap stocks produced a narrow gain in the 12 months ended April 30, 2025. After performing well through the end of 2024, small-cap stocks declined steadily until early April on concerns that protectionist trade policy would pressure economic growth. However, a late rally allowed the category to finish in positive territory for the full period.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Western Alliance Bancorp and Axis Capital Holdings, Ltd. were among the top performers.
Healthcare | The sector, in general, benefited from its defensive nature. Intra-Cellular Therapies, Inc. was the top contributor in both healthcare and the fund as a whole.

TOP PERFORMANCE DETRACTORS
Energy | Small-cap energy stocks experienced sizable losses amid a steady decline in oil prices. Weatherford International PLC and Murphy Oil Corp. were among the many detractors in the sector.
Materials | The sector lagged due to volatility in commodity prices and the softer economic outlook. The chemical producer Olin Corp. was the leading detractor.
Other areas of weakness | Holdings in the information technology, industrials, and consumer discretionary sectors finished in negative territory. The biopharmaceutical company Viking Therapeutics, Inc. was the largest individual detractor.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Small Cap ETF (at net asset value)	0.43%	11.74%	6.04%
Russell 3000 Index	11.40%	15.12%	11.98%
John Hancock Dimensional Small Cap Index	0.50%	12.15%	6.44%
Russell 2000 Index	0.87%	9.88%	5.28%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$484,048,518
Total number of portfolio holdings	467
Total advisory fees paid (net)	$1,729,405
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Agree Realty Corp.	0.5%
ExlService Holdings, Inc.	0.5%
Planet Fitness, Inc., Class A	0.5%
REVOLUTION Medicines, Inc.	0.5%
CommVault Systems, Inc.	0.5%
Esab Corp.	0.5%
Casella Waste Systems, Inc., Class A	0.5%
The AZEK Company, Inc.	0.5%
UGI Corp.	0.5%
Axis Capital Holdings, Ltd.	0.5%

Sector Composition
Industrials	21.6%
Financials	20.2%
Consumer discretionary	13.1%
Information technology	12.2%
Real estate	7.2%
Health care	7.0%
Materials	5.3%
Utilities	4.7%
Energy	3.8%
Consumer staples	2.2%
Communication services	1.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

950AETF

4/25

6/25

John Hancock Multifactor Small Cap ETF

John Hancock Core Bond ETF
Core Bond ETF/JHCR
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Core Bond ETF (the fund) for the period of December 17, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond ETF/JHCR	$11	0.29%
Fund Statistics
Fund net assets	$10,027,242
Total number of portfolio holdings	207
Total advisory fees paid (net)	$0
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	27.9%
U.S. Government	20.2%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

988AETF

4/25

6/25

John Hancock Core Bond ETF

John Hancock Core Plus Bond ETF
Core Plus Bond ETF/JHCP
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Core Plus Bond ETF (the fund) for the period of December 17, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Plus Bond ETF/JHCP	$13	0.36%
Fund Statistics
Fund net assets	$48,731,081
Total number of portfolio holdings	309
Total advisory fees paid (net)	$0
Portfolio turnover rate	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.2%
Corporate bonds	35.3%
U.S. Government	20.0%
Asset-backed securities	4.3%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

989AETF

4/25

6/25

John Hancock Core Plus Bond ETF

John Hancock Corporate Bond ETF
Corporate Bond ETF/JHCB
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$30	0.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Corporate Bond ETF (JHCB) returned 7.74% for the year ended April 30, 2025. Investment-grade corporate bonds delivered solid returns in the 12 months ended April 30, 2025, with a decline in U.S. Treasury yields and the contribution from income offsetting the adverse effect of a modest increase in yield spreads. The asset class was well supported by the backdrop of accommodative U.S. Federal Reserve (Fed) policy, healthy corporate earnings, and generally positive investor risk appetites for the majority of the period.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Intermediate-term issues generally provided the strongest returns. Interest payments were also significant contributors to return.
Banking issues | Holdings in this industry group made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Deutsche Bank AG and Citizens Financial Group were meaningful contributors in this category.

TOP PERFORMANCE DETRACTORS
Asset allocation | Although allocation to the energy and communications sectors contributed to absolute performance, these sectors detracted relative to the Bloomberg U.S. Corporate Bond Index.
Individual security detractors | A narrow group of individual securities finished with losses, including Occidental Petroleum Corp. and pharmaceutical company Viatris, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Corporate Bond ETF (at net asset value)	7.74%	(0.09)%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.56)%
Bloomberg U.S. Corporate Bond Index	7.60%	(0.19)%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$55,700,563
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	43.6%
Information technology	10.7%
Industrials	8.1%
Utilities	8.0%
Communication services	7.0%
Energy	6.8%
Health care	6.8%
Real estate	3.4%
Consumer discretionary	3.3%
Materials	1.2%
Short-term investments and other	1.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

815AETF

4/25

6/25

John Hancock Corporate Bond ETF

John Hancock Dynamic Municipal Bond ETF
Dynamic Municipal Bond ETF/JHMU
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Dynamic Municipal Bond ETF (JHMU) returned 2.79% for the year ended April 30, 2025. Municipal bonds posted positive absolute returns in the annual period, with the contribution from income outweighing the effect of mixed price action. The category lagged the broader fixed-income market due in part to a high level of new-issue supply. In addition, the asset class experienced elevated volatility in early 2025 after the protectionist shift in U.S. trade policy began to fuel concerns about the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Revenue bonds | This segment of the fund made the largest contribution to absolute performance, due primarily to its substantial portfolio weighting. Healthcare, education, and industrial revenue bonds were key contributors in the category.
General obligation debt | State and local general obligation issues also helped results, albeit with a smaller contribution than revenue bonds due to their smaller portfolio weighting.

TOP PERFORMANCE DETRACTORS
No category detracted | At a time of positive performance for the fund and the market as a whole, no major segment of the portfolio hurt absolute returns. A number of individual securities posted losses, however, including the bonds of Western Carolina University and Glendale Industrial Development Authority.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Dynamic Municipal Bond ETF (at net asset value)	2.79%	7.67%
Bloomberg Municipal Bond Index	1.66%	5.82%

The fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$25,428,947
Total number of portfolio holdings	127
Total advisory fees paid (net)	$0
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	9.7%
Revenue bonds	86.3%
Other revenue	17.7%
Airport	14.5%
Health care	13.5%
Education	13.0%
Development	12.9%
Water and sewer	6.2%
Housing	3.1%
Utilities	2.4%
Transportation	1.0%
Tobacco	0.8%
Facilities	0.6%
Pollution	0.6%
Short-term investments and other	4.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 4, 2024, the principal investment strategies of the fund were changed to state: The fund may buy bonds of any maturity or duration. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale.
Related to this change in principal investment strategies, the following high portfolio turnover risk disclosure was added to the fund's prospectus: Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
This is a summary of certain changes to the fund since 5-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

944AETF

4/25

6/25

John Hancock Dynamic Municipal Bond ETF

John Hancock High Yield ETF
High Yield ETF/JHHY
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$54	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield ETF (JHHY) returned 8.54% for the year ended April 30, 2025. High-yield corporate bonds delivered robust returns in the 12 months ended April 30, 2025, with a decline in U.S. Treasury yields and the benefit of income offsetting the adverse effect of an increase in yield spreads. The asset class was well supported by the backdrop of accommodative U.S. Federal Reserve (Fed) policy, healthy corporate earnings, and generally positive investor risk appetites for the majority of the period. However, concerns about the economic impact of President Trump’s trade policies led to heightened volatility later in the period.
TOP PERFORMANCE CONTRIBUTORS
All industries produced gains | The contributors to performance were broad based, reflecting the positive return for both the fund and the high-yield market as a whole. The media, telecommunications, healthcare, and technology/electronics industries were the largest contributors.
Wireline integrated & services | This sub-industry within telecommunications contributed the most to absolute performance, led by a position in Lumen Technologies, Inc.
Cable & satellite TV | The bonds of Charter Communications, Inc. performed well in the period, fueling a healthy gain from this subindustry group.

TOP PERFORMANCE DETRACTORS
Oil field equipment & services | The sub-industry was one of the few to finish the period in negative territory, reflecting the decline in crude oil prices. Nabors Industries, Inc. was the largest detractor in the category.
Personal & household products | The fund also lost some ground in this subindustry, with the weakest results coming from a position in Kronos Acquisition Holdings, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Marathon Asset Management, L.P., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
High Yield ETF (at net asset value)	8.54%	8.54%
Bloomberg U.S. Aggregate Bond Index	8.02%	8.02%
ICE BofA U.S. High Yield Constrained Index	8.69%	8.69%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$34,535,264
Total number of portfolio holdings	547
Total advisory fees paid (net)	$0
Portfolio turnover rate	252%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.3%
Communication services	14.4%
Industrials	13.1%
Financials	11.8%
Energy	10.9%
Materials	9.4%
Health care	8.3%
Information technology	4.7%
Consumer staples	4.1%
Real estate	3.6%
Utilities	2.7%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

895AETF

4/25

6/25

John Hancock High Yield ETF

John Hancock Mortgage-Backed Securities ETF
Mortgage-Backed Securities ETF/JHMB
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$41	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mortgage-Backed Securities ETF (JHMB) returned 9.28% for the year ended April 30, 2025. Mortgage-backed securities (MBS) registered strong total returns in the 12-month period that ended on April 30, 2025. Falling inflation allowed the U.S. Federal Reserve (Fed) to cut interest rates by a full percentage point in the latter half of 2024, bringing the benchmark rate from a range of 5.25%-5.50% to 4.25%-4.50%. U.S. Treasury yields fell in response, boosting fixed-income categories—such as MBS—with above-average interest rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
Sector allocations | Allocations to commercial mortgage-backed securities (CMBS) interest only securities, GNMA 30 year mortgages, and U.S. agency credit were meaningful contributors to return.
Yield positioning and interest payments | The fund was positioned for a steepening of the yield curve which occurred. The fund's intermediate durations fared better than longer and shorter durations. Interest payments were significant contributors to return.

TOP PERFORMANCE DETRACTORS
Certain holdings outside of MBS | Small portfolio positions in multifamily commercial mortgage-backed securities (CMBS) finished with negative returns, as did other specific segments of CMBS and asset-backed securities.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Mortgage-Backed Securities ETF (at net asset value)	9.28%	0.39%
Bloomberg U.S. Aggregate Bond Index	8.02%	(1.34)%
Bloomberg U.S. MBS Index	8.99%	(1.02)%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$133,104,154
Total number of portfolio holdings	368
Total advisory fees paid (net)	$82,330
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	67.2%
Collateralized mortgage obligations – Commercial and residential	15.9%
Asset-backed securities	13.0%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

845AETF

4/25

6/25

John Hancock Mortgage-Backed Securities ETF

John Hancock Preferred Income ETF
Preferred Income ETF/JHPI
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$56	0.54%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Preferred Income ETF (JHPI) returned 7.30% for the year ended April 30, 2025. Preferred securities registered gains in the 12 months ended April 30, 2025, a time in which both the equity and fixed-income markets produced positive returns. Preferreds performed particularly well in the first five months of the period, when the U.S. Federal Reserve’s decision to start cutting interest rates fueled a rally in the bond market. The asset class began to lose steam in late 2024 once investors started to become less optimistic about the interest rate outlook, and it fell further in the period on concerns about rising tariffs. As a result, preferreds finished well off of their intra-period high.
TOP PERFORMANCE CONTRIBUTORS
Banking issues | The banking industry made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. The regional banks M&T Bank Corp. and KeyCorp were meaningful contributors at the individual security level.
Electric utilities | The sector performed well on expectations that the growth of artificial intelligence will lead to rising power demand. TXMN Energy, Inc. and Vistra Corp. were top contributors.
Communications and insurance | These sectors further contributed to absolute returns, led by U.S. Cellular Corp. and SBL Holdings, Inc., respectively.

TOP PERFORMANCE DETRACTORS
No major segment detracted | No major segment of the portfolio hurt absolute return. A number of individual securities posted losses, however, including SCE Trust (the issuing entity of Southern California Edison) and the pipeline operator Sempra.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Preferred Income ETF (at net asset value)	7.30%	2.33%
Bloomberg U.S. Aggregate Bond Index	8.02%	(1.25)%
ICE BofA U.S. All Capital Securities Index	6.61%	0.78%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$72,064,196
Total number of portfolio holdings	171
Total advisory fees paid (net)	$84,414
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	53.0%
Utilities	26.6%
Energy	6.3%
Communication services	4.7%
Real estate	2.3%
Industrials	1.7%
Health care	0.9%
Consumer discretionary	0.7%
Information technology	0.5%
Short-term investments and other	3.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

885AETF

4/25

6/25

John Hancock Preferred Income ETF

John Hancock Disciplined Value International Select ETF
Disciplined Value International Select ETF/JDVI
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$73	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Select ETF (JDVI) returned 10.21% for the year ended April 30, 2025. International equities delivered strong, double-digit gains in the 12 months ended April 30, 2025, albeit with elevated volatility late in the period in response to shifts in U.S. trade policy. Certain European stocks performed particularly well, reflecting positive sentiment regarding falling interest rates and supportive fiscal policy.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. NatWest Group PLC, Allianz SE, and Nordea Bank Abp were the leading individual contributors in the sector.
Industrials | BAE Systems PLC, which benefited from expectations for rising defense spending in Europe, was the most notable contributor. Positions in Mitsubishi Heavy Industries, Ltd. and Siemens AG also helped results.
Country performance | At the country level, Japan and the United Kingdom contributed most to absolute performance.

TOP PERFORMANCE DETRACTORS
Information technology | The Korean technology giant Samsung Electronics Company, Ltd., which lagged its sector peers by a wide margin on concerns about its sluggish growth, was the largest detractor. Capgemini SE and SK Hynix, Inc. were further detractors of note.
Energy | Shares of Cenovus Energy, Inc. and MEG Energy Corp. fell sharply, weighing on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Disciplined Value International Select ETF (at net asset value)	10.21%	11.60%
MSCI EAFE Index	12.57%	13.65%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$34,173,749
Total number of portfolio holdings	41
Total advisory fees paid (net)	$6,624
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	4.8%
Sony Group Corp.	4.7%
Novartis AG	4.4%
Mitsubishi Electric Corp.	4.2%
Kinross Gold Corp.	3.5%
Sandoz Group AG	3.1%
Capgemini SE	3.1%
Sumitomo Mitsui Financial Group, Inc.	3.0%
AstraZeneca PLC	3.0%
Siemens AG	3.0%

Sector Composition
Financials	23.3%
Industrials	23.0%
Health care	10.4%
Consumer discretionary	10.2%
Materials	8.4%
Energy	6.9%
Information technology	6.1%
Consumer staples	6.0%
Communication services	4.5%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

930AETF

4/25

6/25

John Hancock Disciplined Value International Select ETF

John Hancock Fundamental All Cap Core ETF
Fundamental All Cap Core ETF/JHAC
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$74	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core ETF (JHAC) returned 4.64% for the year ended April 30, 2025. U.S. equities delivered a healthy gain in the 12 months ended April 30, 2025. Stocks moved steadily higher through mid-February on optimism about artificial intelligence and strength in the United States’ economic growth versus the rest of the world. However, the market subsequently gave back some of its prior gain on worries about the economic impact of protectionist U.S. trade policy. The gains were primarily in large caps, which outperformed mid and small cap stocks.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | KKR & Company, Inc., a private equity and real estate investment firm, was the leading contributor to absolute returns in the sector. Several other financial stocks, including Morgan Stanley, The Goldman Sachs Group, Inc., and S&P Global, Inc., also helped results.
Information technology | Positions in certain mega-cap technology stocks that drove market performance in 2024 —NVIDIA Corp. and Apple, Inc.—contributed positively. Oracle Corp., a beneficiary of AI enthusiasm, was a further contributor of note.
Energy | The fund’s holding in the liquid natural gas producer Cheniere Energy, Inc., produced a strong absolute return in this sector.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Mobileye Global, Inc., a producer of autonomous vehicle technologies, was the largest detractor. Lennar Corp. and Polaris, Inc. also pressured results.
Healthcare | The biotechnology stock Avantor, Inc. was the most notable detractor, followed by Hologic, Inc. and Moderna, Inc.
Industrials | Regal Rexnord Corp., a manufacturer of electric motors and power transmission components, accounted for the majority of the fund’s negative performance in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental All Cap Core ETF (at net asset value)	4.64%	18.36%
Russell 3000 Index	11.40%	22.15%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,939,542
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	5.8%
Cheniere Energy, Inc.	4.6%
Workday, Inc., Class A	4.4%
Apple, Inc.	4.4%
iShares Russell 3000 ETF	4.2%
KKR & Company, Inc.	3.9%
First Hawaiian, Inc.	3.6%
Crown Castle, Inc.	3.1%

Sector Composition
Information technology	28.5%
Financials	17.5%
Consumer discretionary	16.1%
Communication services	10.6%
Health care	8.4%
Energy	6.1%
Consumer staples	4.2%
Real estate	3.7%
Industrials	3.5%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

977AETF

4/25

6/25

John Hancock Fundamental All Cap Core ETF

John Hancock International High Dividend ETF
International High Dividend ETF/JHID
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$49	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International High Dividend ETF (JHID) returned 13.84% for the year ended April 30, 2025. International equities delivered strong, double-digit gains in the 12 months ended April 30, 2025, albeit with elevated volatility late in the period in response to shifts in U.S. trade policy. Certain European stocks performed particularly well, reflecting positive sentiment regarding falling interest rates and supportive fiscal policy.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. The Italian stocks Poste Italiane SpA and Generali were the leading individual contributors in the sector.
Consumer staples | The U.K.-based tobacco producers British American Tobacco PLC and Imperial Brands PLC were the top contributors in the sector. The British supermarket operator Tesco PLC was also a key contributor.
European stocks | At the country level, Italy and the United Kingdom contributed most on an absolute basis.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Automotive stocks, which were hurt by sluggish global sales trends and concerns about the impact of U.S. tariffs, were the most notable detractors. The German automakers Volkswagen AG, Bayerische Motoren Werke AG, and Mercedes-Benz Group AG all weighed on fund performance in the period.
Industrials | Japanese companies, including Mitsubishi Corp. and Mitsui & Company, Ltd., were the primary source of weakness in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
International High Dividend ETF (at net asset value)	13.84%	15.91%
MSCI World ex-USA Index	13.10%	14.73%
MSCI World Ex. U.S. High Dividend Yield Index	19.39%	16.73%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,567,201
Total number of portfolio holdings	100
Total advisory fees paid (net)	$0
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Poste Italiane SpA	2.2%
Imperial Brands PLC	2.1%
Klepierre SA	2.1%
Heidelberg Materials AG	2.1%
NN Group NV	2.1%
SAP SE	2.0%
Engie SA	2.0%
Generali	2.0%
British American Tobacco PLC	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

Sector Composition
Financials	27.0%
Industrials	13.9%
Health care	9.0%
Consumer staples	9.0%
Energy	7.8%
Materials	7.6%
Utilities	6.2%
Information technology	5.9%
Consumer discretionary	5.3%
Real estate	3.9%
Communication services	2.6%
Short-term investments and other	1.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

955AETF

4/25

6/25

John Hancock International High Dividend ETF

John Hancock U.S. High Dividend ETF
U.S. High Dividend ETF/JHDV
NYSE Arca, Inc.
Annual SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$36	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. High Dividend ETF (JHDV) returned 9.88% for the year ended April 30, 2025. U.S. dividend-paying stocks posted a gain in the 12 months ended on April 30, 2025, with the bulk of the positive return occurring prior to the new year. During that time, equities were boosted by the combination of falling interest rates and positive economic growth. However, stocks experienced weaker returns and higher volatility from the start of 2025 onward due to concerns about the economic impact of tariffs.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | A number of holdings in the sector produced double-digit returns, with the largest contributors to the fund's absolute performance coming from NVIDIA Corp., Apple, Inc., and IBM Corp.
Healthcare | The pharmaceutical stocks Pfizer, Inc., Bristol-Myers Squibb Company, and Eli Lilly & Company accounted for the bulk of the fund’s positive return in the sector.
Other areas of strength | Holdings in the consumer staples, utilities, and real estate sectors, among others, also added to absolute performance. The tobacco stocks Phillip Morris International, Inc. and Altria Group, Inc. were leading contributors in consumer staples.

TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the sector combined for a negative absolute return, largely as a result of positions in the chemical producers LyondellBasell Industries NV and Dow, Inc.
Industrials | United Parcel Service, Inc. lost ground due to lower shipping volumes, and Vertiv Holdings Company—a producer of data center infrastructure—was pressured by reduced enthusiasm for AI in the latter part of the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
U.S. High Dividend ETF (at net asset value)	9.88%	15.24%
S&P 500 Index	12.10%	19.43%
MSCI USA High Dividend Yield Index	6.41%	10.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,399,167
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Apple, Inc.	6.2%
NVIDIA Corp.	6.0%
Intuit, Inc.	2.0%
CME Group, Inc.	2.0%
Philip Morris International, Inc.	2.0%
OneMain Holdings, Inc.	2.0%
Altria Group, Inc.	1.9%
Simon Property Group, Inc.	1.9%
Bristol-Myers Squibb Company	1.9%

Sector Composition
Information technology	32.7%
Financials	15.3%
Consumer staples	8.6%
Industrials	8.2%
Health care	8.0%
Consumer discretionary	7.1%
Real estate	6.2%
Communication services	4.3%
Energy	3.1%
Utilities	2.7%
Materials	2.5%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

966AETF

4/25

6/25

John Hancock U.S. High Dividend ETF

ITEM 2. CODE OF ETHICS.

As of the end of the year, April 30, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $427,331 and $347,678 for the fiscal years ended April 30, 2025 and April 30, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was related to a software licensing fee. Amounts billed to the registrant were $189 and $157 for fiscal years ended April 30, 2025 and April 30, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $45,026 and $37,599 for the fiscal years ended April 30, 2025 and April 30, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $0 and $4,801 for the fiscal years ended April 30, 2025 and April 30, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended April 30, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $976,367 for the fiscal year ended April 30, 2025 and $1,167,486 for the fiscal year ended April 30, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended April 30, 2025 for the following funds:

John Hancock Multifactor ETFs

  John Hancock Multifactor Developed International ETF

  John Hancock Multifactor Emerging Markets ETF

  John Hancock Multifactor Large Cap ETF

  John Hancock Multifactor Mid Cap ETF

  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs

  John Hancock Core Bond ETF

  John Hancock Core Plus Bond ETF

  John Hancock Corporate Bond ETF

  John Hancock Dynamic Municipal Bond ETF

  John Hancock High Yield ETF

  John Hancock Mortgage-Backed Securities ETF

  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs

  John Hancock Disciplined Value International Select ETF

  John Hancock Fundamental All Cap Core ETF

  John Hancock International High Dividend ETF

  John Hancock U.S. High Dividend ETF

Annual Financial Statements & Other N-CSR Items
John Hancock
Multifactor ETFs
April 30, 2025

John Hancock
Multifactor ETFs

2	Funds’ investments
43	Financial statements
49	Financial highlights
52	Notes to financial statements
63	Report of independent registered public accounting firm
64	Tax information
1	JOHN HANCOCK MULTIFACTOR ETFS |

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 4-30-25
	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%		$669,721,084
(Cost $572,722,292)
Australia - 6.5%		44,450,222
ANZ Group Holdings, Ltd.	79,977	1,528,035
APA Group	105,309	553,880
Aristocrat Leisure, Ltd.	19,325	826,484
ASX, Ltd.	6,765	306,161
BHP Group, Ltd.	119,473	2,919,427
BlueScope Steel, Ltd.	51,719	789,916
Brambles, Ltd.	110,167	1,446,462
carsales.com, Ltd.	17,613	375,393
Cochlear, Ltd.	5,525	970,723
Coles Group, Ltd.	99,017	1,344,415
Commonwealth Bank of Australia	22,062	2,351,788
Computershare, Ltd.	44,258	1,153,129
CSL, Ltd.	8,156	1,310,551
Fortescue, Ltd.	107,548	1,114,108
Goodman Group	28,781	552,097
Insurance Australia Group, Ltd.	349,692	1,836,991
Macquarie Group, Ltd.	8,805	1,089,874
Medibank Private, Ltd.	252,110	750,104
Mirvac Group	119,341	174,102
National Australia Bank, Ltd.	74,865	1,730,713
Northern Star Resources, Ltd.	141,126	1,731,944
Origin Energy, Ltd.	146,539	997,638
Pro Medicus, Ltd.	3,609	529,758
Qantas Airways, Ltd.	45,379	256,966
QBE Insurance Group, Ltd.	131,673	1,818,979
REA Group, Ltd. (A)	1,669	265,087
Reece, Ltd. (A)	24,656	248,790
Rio Tinto, Ltd. (A)	20,939	1,568,885
Santos, Ltd.	500,529	1,924,784
Scentre Group	159,991	370,580
SEEK, Ltd. (A)	11,485	156,600
SGH, Ltd.	14,432	471,412
Sigma Healthcare, Ltd.	41,398	79,995
Sonic Healthcare, Ltd.	48,650	811,837
South32, Ltd.	222,555	391,605
Stockland	87,015	305,664
Suncorp Group, Ltd.	89,782	1,163,877
Telstra Group, Ltd.	158,889	458,510
The GPT Group	63,294	187,509
The Lottery Corp., Ltd. (A)	170,698	570,134
TPG Telecom, Ltd. (A)	36,327	117,614
Transurban Group	42,142	380,470
Treasury Wine Estates, Ltd. (A)	68,552	392,135
Vicinity, Ltd.	122,100	184,377
Wesfarmers, Ltd.	27,249	1,365,531
Westpac Banking Corp.	99,537	2,091,539
WiseTech Global, Ltd.	8,515	482,286
Woodside Energy Group, Ltd. (A)	90,897	1,206,248
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Woolworths Group, Ltd. (A)	39,362	$795,115
Austria - 0.2%		1,642,872
ANDRITZ AG	2,164	155,098
BAWAG Group AG (B)(C)	2,682	294,968
Erste Group Bank AG	8,346	564,021
OMV AG	6,355	329,128
Raiffeisen Bank International AG	7,253	193,589
Telekom Austria AG	2,566	27,186
Verbund AG	1,025	78,882
Belgium - 1.2%		8,138,607
Ackermans & van Haaren NV	2,517	615,730
Ageas SA/NV	19,659	1,234,692
Anheuser-Busch InBev SA/NV	42,406	2,776,609
D’ieteren Group	654	130,621
KBC Group NV	23,512	2,166,512
Lotus Bakeries NV (A)	25	240,423
Syensqo SA	8,620	613,600
UCB SA	1,389	254,447
Warehouses De Pauw CVA	4,147	105,973
Chile - 0.1%		407,208
Antofagasta PLC	18,669	407,208
Denmark - 2.2%		15,058,310
AP Moller - Maersk A/S, Series A	157	266,870
AP Moller - Maersk A/S, Series B	269	460,321
Carlsberg A/S, Class B	3,370	459,808
Coloplast A/S, B Shares	15,043	1,700,098
Danske Bank A/S	55,169	1,930,152
DSV A/S	6,140	1,299,926
Genmab A/S (C)	2,286	483,979
Novo Nordisk A/S, B Shares	93,758	6,213,452
Novonesis A/S, B Shares	28,025	1,818,832
Orsted A/S (B)(C)	10,655	424,872
Finland - 1.2%		8,006,325
Elisa OYJ	11,199	598,586
Fortum OYJ	5,890	98,725
Kesko OYJ, A Shares	9,583	214,601
Kesko OYJ, B Shares	20,756	476,606
Kone OYJ, Class B	11,630	720,512
Metso Corp.	58,231	632,683
Neste OYJ	13,498	140,488
Nokia OYJ	160,644	801,484
Nordea Bank ABP	149,579	2,070,163
Sampo OYJ, A Shares	49,914	500,331
Stora Enso OYJ, R Shares	69,456	644,739
UPM-Kymmene OYJ	14,982	397,158
Wartsila OYJ ABP	38,426	710,249
France - 12.2%		82,912,206
Air Liquide SA	7,848	1,610,814
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	2

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Airbus SE	16,222	$2,713,314
AXA SA	60,497	2,858,767
BNP Paribas SA	75,945	6,413,491
Capgemini SE	15,901	2,527,853
Cie de Saint-Gobain SA	38,811	4,213,307
Credit Agricole SA	123,494	2,314,896
Danone SA	65,925	5,692,460
Dassault Systemes SE	24,255	905,460
Engie SA (A)	134,121	2,772,522
EssilorLuxottica SA	7,124	2,046,417
Hermes International SCA	817	2,220,581
Kering SA (A)	4,675	947,753
Legrand SA	18,162	1,988,176
L’Oreal SA	5,404	2,377,340
LVMH Moet Hennessy Louis Vuitton SE	6,759	3,748,678
Orange SA	353,111	5,131,885
Pernod Ricard SA	14,413	1,560,082
Safran SA	10,814	2,864,225
Sanofi	25,637	2,794,800
Schneider Electric SE	8,115	1,883,689
Societe Generale SA	26,649	1,381,372
Thales SA	9,181	2,555,899
TotalEnergies SE	134,235	7,806,587
Vinci SA	83,104	11,581,838
Germany - 10.0%		67,768,770
adidas AG	9,326	2,138,288
Allianz SE	10,246	4,240,723
BASF SE	96,256	4,883,370
Bayerische Motoren Werke AG	17,107	1,444,866
Beiersdorf AG	4,825	680,117
Commerzbank AG	37,551	991,171
Daimler Truck Holding AG	74,539	2,979,184
Deutsche Bank AG	179,604	4,691,708
Deutsche Boerse AG	6,299	2,029,970
Deutsche Telekom AG	158,422	5,690,724
DHL Group	98,631	4,205,575
E.ON SE	220,618	3,865,889
Hannover Rueck SE	6,428	2,063,505
Hapag-Lloyd AG (B)	2,885	451,918
Heidelberg Materials AG	10,264	2,033,079
Henkel AG & Company KGaA	7,553	533,183
Infineon Technologies AG	50,148	1,646,896
Mercedes-Benz Group AG	53,105	3,167,462
Merck KGaA	1,717	237,924
Muenchener Rueckversicherungs-Gesellschaft AG	6,930	4,739,210
Rheinmetall AG	1,332	2,269,712
RWE AG	28,972	1,126,340
SAP SE	13,636	3,957,334
Siemens AG	10,328	2,370,964
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Siemens Energy AG (C)	25,126	$1,929,076
Siemens Healthineers AG (B)	6,025	324,502
Talanx AG	7,027	805,983
Volkswagen AG	2,093	232,806
Vonovia SE	61,293	2,037,291
Hong Kong - 1.7%		11,486,216
AIA Group, Ltd.	358,324	2,684,646
BOC Hong Kong Holdings, Ltd.	108,795	451,752
Budweiser Brewing Company APAC, Ltd. (A)(B)	24,600	26,076
CK Asset Holdings, Ltd.	142,469	583,310
CK Hutchison Holdings, Ltd.	151,273	854,418
CK Infrastructure Holdings, Ltd.	33,929	228,827
CLP Holdings, Ltd.	92,571	791,450
Galaxy Entertainment Group, Ltd.	29,641	107,790
Hang Seng Bank, Ltd.	23,689	330,834
Henderson Land Development Company, Ltd.	111,398	316,035
Hong Kong & China Gas Company, Ltd.	691,065	622,918
Hong Kong Exchanges & Clearing, Ltd.	21,600	949,267
Link REIT	80,036	375,167
MTR Corp., Ltd.	80,413	277,905
Power Assets Holdings, Ltd.	115,573	765,300
Prudential PLC	116,913	1,236,481
Sun Hung Kai Properties, Ltd.	46,162	438,422
Techtronic Industries Company, Ltd.	44,077	445,618
Ireland - 0.8%		5,302,352
AIB Group PLC	100,651	676,765
Bank of Ireland Group PLC	67,723	794,861
Experian PLC	51,281	2,544,628
James Hardie Industries PLC, CHESS Depositary Interest (C)	25,069	593,495
Kerry Group PLC, Class A	2,044	216,668
Kingspan Group PLC	5,635	475,935
Israel - 0.6%		3,981,640
Azrieli Group, Ltd.	747	54,356
Bank Hapoalim BM	57,487	841,994
Bank Leumi Le-Israel BM	79,571	1,129,372
CyberArk Software, Ltd. (C)	412	145,090
Elbit Systems, Ltd.	307	117,872
ICL Group, Ltd.	24,750	164,182
Israel Discount Bank, Ltd., Class A	39,171	292,245
Mizrahi Tefahot Bank, Ltd.	8,935	452,514
Nice, Ltd. (C)	809	126,384
Teva Pharmaceutical Industries, Ltd. (C)	35,406	533,661
Wix.com, Ltd. (C)	731	123,970
Italy - 3.0%		20,307,999
Banco BPM SpA	104,561	1,164,112
BPER Banca SpA (A)	47,223	383,173
Enel SpA	204,699	1,778,694
Eni SpA	144,639	2,088,113
3	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Ferrari NV	3,812	$1,740,249
FinecoBank SpA	48,406	966,523
Generali	14,458	528,225
Intesa Sanpaolo SpA	443,178	2,358,710
Leonardo SpA	4,751	247,352
Mediobanca Banca di Credito Finanziario SpA (A)	69,777	1,426,552
Moncler SpA	16,542	1,016,174
Poste Italiane SpA (B)	24,048	487,684
PRADA SpA	40,100	250,796
Prysmian SpA (A)	12,756	695,148
Recordati Industria Chimica e Farmaceutica SpA	6,993	412,171
Snam SpA	83,227	478,718
Terna - Rete Elettrica Nazionale	74,322	740,769
UniCredit SpA	61,181	3,544,836
Japan - 22.1%		150,144,610
Advantest Corp.	25,600	1,052,249
Aeon Company, Ltd. (A)	19,900	589,717
AGC, Inc.	22,500	702,415
Aisin Corp.	52,800	670,550
Ajinomoto Company, Inc.	27,800	568,317
ANA Holdings, Inc.	23,100	443,085
Asahi Group Holdings, Ltd.	32,600	450,810
Asahi Kasei Corp.	155,600	1,084,313
Asics Corp.	49,700	1,074,557
Astellas Pharma, Inc.	30,900	309,238
Bandai Namco Holdings, Inc.	18,603	645,445
Bridgestone Corp.	32,600	1,369,227
Canon, Inc. (A)	12,200	376,674
Capcom Company, Ltd.	25,300	734,133
Central Japan Railway Company	24,120	495,623
Chubu Electric Power Company, Inc.	54,000	701,122
Chugai Pharmaceutical Company, Ltd.	14,600	841,261
Concordia Financial Group, Ltd.	85,700	551,667
Dai Nippon Printing Company, Ltd.	42,548	593,894
Daifuku Company, Ltd.	22,700	602,670
Dai-ichi Life Holdings, Inc.	153,400	1,101,783
Daiichi Sankyo Company, Ltd.	21,100	539,038
Daikin Industries, Ltd.	6,247	713,649
Daito Trust Construction Company, Ltd.	4,686	521,032
Daiwa House Industry Company, Ltd.	32,400	1,170,934
Daiwa Securities Group, Inc.	107,400	703,401
Denso Corp.	46,200	598,391
Dentsu Group, Inc. (A)	21,000	437,844
Disco Corp.	3,094	599,105
East Japan Railway Company	52,900	1,148,194
Ebara Corp.	18,000	271,565
Eisai Company, Ltd.	3,572	103,123
ENEOS Holdings, Inc.	314,800	1,513,750
FANUC Corp.	11,150	285,629
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Fast Retailing Company, Ltd.	4,657	$1,533,832
Fuji Electric Company, Ltd.	14,093	624,720
FUJIFILM Holdings Corp.	32,700	672,959
Fujikura, Ltd.	16,900	621,665
Fujitsu, Ltd.	37,300	823,979
Hankyu Hanshin Holdings, Inc.	22,800	650,241
Hikari Tsushin, Inc.	1,141	316,607
Hitachi Construction Machinery Company, Ltd.	14,900	443,323
Hitachi, Ltd.	128,800	3,176,657
Honda Motor Company, Ltd.	151,362	1,541,847
Hoya Corp.	11,200	1,317,555
Hulic Company, Ltd.	55,600	580,986
Idemitsu Kosan Company, Ltd.	101,795	631,223
IHI Corp.	4,400	343,943
Inpex Corp.	74,500	944,830
Isuzu Motors, Ltd.	95,700	1,292,527
ITOCHU Corp.	18,200	929,139
Japan Airlines Company, Ltd.	20,100	363,770
Japan Exchange Group, Inc.	72,600	810,286
Japan Post Bank Company, Ltd.	30,700	314,447
Japan Post Holdings Company, Ltd.	45,300	439,852
Japan Post Insurance Company, Ltd.	13,400	268,629
Japan Real Estate Investment Corp.	220	174,748
Japan Tobacco, Inc.	36,400	1,124,613
JFE Holdings, Inc.	66,800	777,398
Kajima Corp.	40,600	969,743
Kao Corp.	9,400	402,452
Kawasaki Heavy Industries, Ltd.	5,400	320,616
Kawasaki Kisen Kaisha, Ltd.	28,900	395,086
KDDI Corp.	89,500	1,583,379
Keisei Electric Railway Company, Ltd.	19,500	202,122
Keyence Corp.	2,570	1,078,160
Kikkoman Corp.	15,900	155,556
Kirin Holdings Company, Ltd.	55,600	841,562
Kobe Bussan Company, Ltd.	10,500	322,862
Komatsu, Ltd.	52,000	1,495,036
Konami Group Corp.	7,500	1,070,001
Kubota Corp.	26,100	302,463
Kyocera Corp.	37,200	441,268
Kyowa Kirin Company, Ltd.	7,400	115,430
Lasertec Corp.	2,500	232,929
LY Corp.	58,800	222,520
M3, Inc. (A)	11,500	144,032
Makita Corp.	18,100	530,666
Marubeni Corp.	50,300	891,464
MatsukiyoCocokara & Company	11,400	209,914
MEIJI Holdings Company, Ltd.	25,200	620,813
MINEBEA MITSUMI, Inc.	56,700	832,374
Mitsubishi Chemical Group Corp.	209,600	1,015,379
Mitsubishi Corp.	105,900	2,013,466
Mitsubishi Electric Corp.	42,600	824,434
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	4

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Mitsubishi Estate Company, Ltd.	24,800	$435,530
Mitsubishi HC Capital, Inc.	141,200	996,339
Mitsubishi Heavy Industries, Ltd.	49,700	974,383
Mitsubishi UFJ Financial Group, Inc.	271,870	3,437,448
Mitsui & Company, Ltd.	81,800	1,661,921
Mitsui Fudosan Company, Ltd.	58,600	578,852
Mitsui O.S.K. Lines, Ltd.	27,500	913,646
Mizuho Financial Group, Inc.	55,000	1,380,398
MonotaRO Company, Ltd.	17,200	331,423
MS&AD Insurance Group Holdings, Inc.	54,400	1,237,577
Murata Manufacturing Company, Ltd.	24,900	386,488
NEC Corp.	16,115	392,707
Nexon Company, Ltd.	9,500	149,520
Nidec Corp.	11,800	209,544
Nintendo Company, Ltd.	15,670	1,299,608
Nippon Building Fund, Inc.	218	202,656
Nippon Paint Holdings Company, Ltd.	11,400	86,715
Nippon Sanso Holdings Corp. (A)	17,400	556,863
Nippon Steel Corp.	29,700	626,732
Nippon Telegraph & Telephone Corp.	1,345,350	1,408,166
Nippon Yusen KK	33,500	1,092,085
Nissan Motor Company, Ltd. (A)(C)	133,000	318,421
Nissin Foods Holdings Company, Ltd.	7,948	175,464
Nitori Holdings Company, Ltd.	4,101	490,918
Nitto Denko Corp.	83,570	1,464,994
Nomura Holdings, Inc.	88,800	492,559
Nomura Research Institute, Ltd.	13,500	510,320
NTT Data Group Corp.	19,500	386,541
Obayashi Corp.	58,800	913,700
Obic Company, Ltd.	15,600	545,847
Olympus Corp.	47,300	618,607
Omron Corp.	4,700	139,379
Ono Pharmaceutical Company, Ltd. (A)	8,465	97,445
Oracle Corp. Japan	2,600	312,696
Oriental Land Company, Ltd. (A)	21,100	448,656
ORIX Corp.	35,200	703,556
Osaka Gas Company, Ltd.	46,800	1,186,733
Otsuka Corp.	16,600	369,031
Otsuka Holdings Company, Ltd.	16,600	809,634
Pan Pacific International Holdings Corp.	28,300	874,951
Panasonic Holdings Corp.	71,804	826,068
Rakuten Group, Inc. (C)	76,000	447,294
Recruit Holdings Company, Ltd.	29,000	1,614,680
Renesas Electronics Corp.	33,500	392,798
Resona Holdings, Inc.	75,700	604,475
Ricoh Company, Ltd.	43,900	463,498
Sanrio Company, Ltd.	7,400	294,879
SBI Holdings, Inc.	25,800	676,291
SCREEN Holdings Company, Ltd.	3,400	225,586
SCSK Corp.	9,000	236,168
Secom Company, Ltd.	12,922	475,425
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Seiko Epson Corp.	32,200	$449,003
Sekisui Chemical Company, Ltd.	44,100	769,524
Sekisui House, Ltd.	44,200	1,015,137
Seven & i Holdings Company, Ltd.	123,800	1,835,215
SG Holdings Company, Ltd.	21,100	222,553
Shimadzu Corp.	13,300	342,011
Shimano, Inc.	2,186	309,341
Shin-Etsu Chemical Company, Ltd.	43,190	1,311,082
Shionogi & Company, Ltd.	41,113	690,020
Shiseido Company, Ltd.	5,577	92,018
SMC Corp.	745	242,710
SoftBank Corp.	637,900	965,526
SoftBank Group Corp.	45,536	2,287,016
Sompo Holdings, Inc.	45,800	1,491,454
Sony Group Corp.	138,800	3,669,481
Subaru Corp.	78,900	1,434,017
Sumitomo Corp.	33,000	809,268
Sumitomo Electric Industries, Ltd.	59,100	948,401
Sumitomo Forestry Company, Ltd.	14,700	423,357
Sumitomo Metal Mining Company, Ltd.	30,000	669,027
Sumitomo Mitsui Financial Group, Inc.	103,600	2,469,434
Sumitomo Mitsui Trust Group, Inc.	21,150	522,671
Sumitomo Realty & Development Company, Ltd.	22,100	821,158
Suntory Beverage & Food, Ltd. (A)	9,500	332,207
Suzuki Motor Corp.	94,300	1,128,837
Sysmex Corp.	33,444	621,682
T&D Holdings, Inc.	43,200	917,970
Taisei Corp.	18,161	986,097
Takeda Pharmaceutical Company, Ltd.	47,247	1,435,230
TDK Corp.	83,400	889,604
Terumo Corp.	17,700	339,879
The Chiba Bank, Ltd.	59,400	525,122
The Kansai Electric Power Company, Inc.	115,500	1,421,078
TIS, Inc.	14,400	417,039
Toho Company, Ltd.	4,600	263,152
Tokio Marine Holdings, Inc.	54,200	2,168,912
Tokyo Century Corp.	23,300	245,512
Tokyo Electron, Ltd.	10,271	1,528,337
Tokyo Gas Company, Ltd.	66,200	2,201,252
Tokyu Corp.	37,900	461,793
TOPPAN Holdings, Inc.	23,800	667,248
Toray Industries, Inc.	151,800	967,693
Toyo Suisan Kaisha, Ltd.	1,500	96,957
Toyota Industries Corp.	4,900	575,743
Toyota Motor Corp.	296,340	5,669,601
Toyota Tsusho Corp.	36,500	722,886
Trend Micro, Inc.	10,000	717,190
Unicharm Corp.	35,000	325,242
West Japan Railway Company	65,262	1,370,758
Yakult Honsha Company, Ltd.	9,000	185,029
5	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Yamaha Motor Company, Ltd.	152,800	$1,201,918
Yaskawa Electric Corp.	12,600	266,504
Zensho Holdings Company, Ltd.	6,100	379,283
ZOZO, Inc.	32,600	332,308
Luxembourg - 0.3%		2,114,897
ArcelorMittal SA	53,120	1,565,157
CVC Capital Partners PLC (A)(B)(C)	12,895	228,964
Tenaris SA	19,216	320,776
Macau - 0.0%		51,199
Sands China, Ltd. (C)	28,400	51,199
Netherlands - 3.9%		26,848,345
Adyen NV (B)(C)	604	973,457
Argenx SE (C)	526	339,624
Argenx SE, Additional Offering (C)	21	13,559
ASM International NV	3,999	1,933,355
ASML Holding NV	9,837	6,513,636
Ferrovial SE	26,356	1,284,693
Heineken Holding NV	10,699	836,752
Heineken NV	6,333	566,564
ING Groep NV	104,447	2,020,074
Koninklijke Ahold Delhaize NV	67,110	2,757,022
Koninklijke Philips NV (A)(C)	57,290	1,452,925
Prosus NV (C)	35,146	1,635,044
Stellantis NV (A)	158,917	1,470,482
Universal Music Group NV	34,252	1,006,494
Wolters Kluwer NV	22,889	4,044,664
New Zealand - 0.2%		1,691,228
Auckland International Airport, Ltd.	33,379	148,962
Fisher & Paykel Healthcare Corp., Ltd.	13,579	273,988
Fonterra Co-operative Group, Ltd.	322	1,041
Infratil, Ltd. (A)	23,282	145,766
Mercury NZ, Ltd.	14,149	46,854
Meridian Energy, Ltd.	30,492	99,163
Xero, Ltd. (C)	9,285	975,454
Norway - 0.5%		3,082,571
Aker BP ASA	23,816	512,609
DNB Bank ASA	20,444	510,215
Equinor ASA	32,751	751,350
Gjensidige Forsikring ASA	2,177	50,930
Kongsberg Gruppen ASA	1,450	233,232
Mowi ASA	5,733	105,096
Norsk Hydro ASA	37,844	199,257
Orkla ASA	8,600	95,869
Salmar ASA	808	39,933
Schibsted ASA, A Shares	1,244	37,860
Schibsted ASA, B Shares	1,435	41,376
Telenor ASA	19,013	286,388
Var Energi ASA	15,948	43,938
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Yara International ASA	5,399	$174,518
Portugal - 0.1%		927,417
Banco Comercial Portugues SA	244,635	156,786
EDP SA	81,406	321,663
Galp Energia SGPS SA	14,725	228,231
Jeronimo Martins SGPS SA	9,108	220,737
Singapore - 1.8%		12,300,485
CapitaLand Ascendas REIT	105,992	215,929
CapitaLand Integrated Commercial Trust	184,968	304,573
CapitaLand Investment, Ltd.	102,100	215,038
DBS Group Holdings, Ltd.	71,613	2,328,231
Grab Holdings, Ltd., Class A (C)	71,064	346,792
Keppel, Ltd.	136,600	686,295
Oversea-Chinese Banking Corp., Ltd.	133,068	1,645,897
Sea, Ltd., ADR (C)	4,572	612,877
Sembcorp Industries, Ltd.	45,000	227,464
Singapore Airlines, Ltd. (A)	288,200	1,481,062
Singapore Exchange, Ltd.	88,500	973,317
Singapore Technologies Engineering, Ltd.	109,100	619,155
Singapore Telecommunications, Ltd.	110,700	320,476
United Overseas Bank, Ltd.	78,124	2,072,617
Wilmar International, Ltd.	107,000	250,762
Spain - 3.3%		22,245,122
Aena SME SA (A)(B)	4,623	1,163,500
Amadeus IT Group SA	31,332	2,463,960
Banco Bilbao Vizcaya Argentaria SA	355,019	4,867,028
Banco Santander SA (A)	462,005	3,246,688
CaixaBank SA (A)	115,274	882,146
Cellnex Telecom SA (B)(C)	26,841	1,087,430
EDP Renovaveis SA (A)	1,852	17,379
Endesa SA	13,398	403,600
Iberdrola SA	86,327	1,559,811
Industria de Diseno Textil SA (A)	38,270	2,055,101
Naturgy Energy Group SA (A)	16,552	493,718
Telefonica SA (A)	779,768	4,004,761
Sweden - 2.9%		19,794,990
AAK AB	7,855	205,560
AddTech AB, B Shares	15,252	513,307
Alfa Laval AB (A)	5,781	239,814
Assa Abloy AB, B Shares (A)	15,572	470,798
Atlas Copco AB, A Shares (A)	87,257	1,355,687
Atlas Copco AB, B Shares (A)	48,687	678,697
Beijer Ref AB (A)	15,568	237,598
Boliden AB (C)	24,311	746,352
Castellum AB (A)(C)	27,358	332,015
Epiroc AB, A Shares	20,713	448,411
Epiroc AB, B Shares	12,316	241,598
EQT AB (A)	5,252	151,272
Essity AB, B Shares	14,087	406,621
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	6

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Evolution AB (A)(B)	4,137	$289,186
Fastighets AB Balder, B Shares (C)	48,955	351,241
Getinge AB, B Shares (A)	10,348	199,774
Hennes & Mauritz AB, B Shares (A)	21,845	317,203
Hexagon AB, B Shares (A)	43,994	427,310
Holmen AB, B Shares	7,062	280,140
Indutrade AB	13,685	370,045
Lifco AB, B Shares (A)	6,757	261,876
Nibe Industrier AB, B Shares (A)	17,887	75,629
Saab AB, B Shares	3,916	181,855
Sagax AB, B Shares	14,689	333,837
Sandvik AB (A)	47,396	983,311
Securitas AB, B Shares (A)	16,461	261,979
Skandinaviska Enskilda Banken AB, A Shares	41,825	661,098
Skandinaviska Enskilda Banken AB, C Shares	439	7,410
Skanska AB, B Shares	40,274	934,934
SKF AB, B Shares	41,232	810,327
Svenska Cellulosa AB SCA, B Shares	38,979	506,389
Svenska Handelsbanken AB, A Shares	48,308	632,844
Svenska Handelsbanken AB, B Shares (A)	2,241	44,054
Swedbank AB, A Shares	31,214	776,394
Swedish Orphan Biovitrum AB (C)	6,466	196,429
Tele2 AB, B Shares	58,164	857,845
Telefonaktiebolaget LM Ericsson, B Shares	146,685	1,237,672
Telia Company AB	113,319	424,730
Trelleborg AB, B Shares	19,749	681,445
Volvo AB, A Shares	14,083	384,311
Volvo AB, B Shares	45,619	1,242,061
Volvo Car AB, B Shares (A)(C)	21,086	35,931
Switzerland - 9.4%		64,061,784
ABB, Ltd.	22,032	1,157,970
Alcon, Inc.	39,354	3,814,955
Chocoladefabriken Lindt & Spruengli AG	6	852,814
Cie Financiere Richemont SA, A Shares	11,200	1,979,678
Coca-Cola HBC AG (C)	14,126	735,856
DSM-Firmenich AG	13,095	1,418,909
Galderma Group AG	2,158	251,843
Givaudan SA	382	1,851,079
Glencore PLC (C)	385,084	1,257,088
Holcim, Ltd. (C)	43,687	4,869,765
Kuehne + Nagel International AG (A)	4,886	1,122,873
Lonza Group AG	4,667	3,342,861
Nestle SA	58,434	6,239,123
Novartis AG	91,823	10,480,169
Partners Group Holding AG	2,043	2,673,862
Roche Holding AG	15,863	5,198,547
Roche Holding AG, Bearer Shares	1,070	374,484
Schindler Holding AG	1,195	424,630
Schindler Holding AG, Participation Certificates	1,972	721,847
Sika AG	7,970	1,996,016
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Straumann Holding AG	5,622	$688,597
Swiss Re AG	26,431	4,752,273
Swisscom AG	2,952	1,975,783
UBS Group AG	93,633	2,836,052
Zurich Insurance Group AG	4,296	3,044,710
United Arab Emirates - 0.0%		0
NMC Health PLC (C)(D)	5,181	0
United Kingdom - 14.2%		96,279,083
3i Group PLC	54,324	3,072,215
Admiral Group PLC	26,400	1,148,852
Anglo American PLC	81,489	2,208,462
Ashtead Group PLC	36,708	1,956,332
Associated British Foods PLC	27,517	758,612
AstraZeneca PLC	32,776	4,696,601
Aviva PLC	225,386	1,685,869
BAE Systems PLC	36,716	850,626
Barclays PLC	525,769	2,084,337
BP PLC	942,348	4,409,207
British American Tobacco PLC	65,455	2,839,670
BT Group PLC (A)	1,266,042	2,939,049
Bunzl PLC	19,697	618,268
Centrica PLC	607,530	1,299,582
Coca-Cola Europacific Partners PLC (A)	7,066	636,156
Compass Group PLC	37,786	1,270,854
Diageo PLC	64,336	1,797,731
GSK PLC	93,757	1,857,806
Haleon PLC	299,885	1,507,694
Halma PLC	20,289	746,877
HSBC Holdings PLC	469,302	5,215,365
Imperial Brands PLC	74,508	3,059,256
Informa PLC	119,069	1,157,497
InterContinental Hotels Group PLC	6,527	692,393
Intertek Group PLC	12,619	772,642
Legal & General Group PLC	481,104	1,506,922
Lloyds Banking Group PLC	2,128,946	2,083,815
London Stock Exchange Group PLC	6,944	1,078,231
Melrose Industries PLC	67,582	391,408
National Grid PLC	149,129	2,157,245
NatWest Group PLC	261,495	1,670,252
Next PLC	14,090	2,320,508
Pearson PLC	34,993	559,246
Reckitt Benckiser Group PLC	30,214	1,952,464
RELX PLC	55,714	3,026,548
Rentokil Initial PLC	138,765	635,004
Rio Tinto PLC	31,928	1,896,478
Rolls-Royce Holdings PLC	133,248	1,342,320
Segro PLC	39,518	359,249
Severn Trent PLC	15,464	576,282
Shell PLC	276,117	9,000,797
Smith & Nephew PLC	30,054	423,109
7	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
SSE PLC	83,858	$1,895,195
Standard Chartered PLC	234,532	3,370,725
Tesco PLC	558,505	2,765,404
The Sage Group PLC	72,767	1,202,787
Unilever PLC	62,599	3,979,166
Vodafone Group PLC	1,579,544	1,545,637
Wise PLC, Class A (C)	18,817	245,935
WPP PLC	131,544	1,012,403
United States - 0.1%		716,626
Carnival PLC (C)	4,758	79,473
Flutter Entertainment PLC (C)	2,656	637,153

PREFERRED SECURITIES - 0.4%		$2,527,746
(Cost $3,041,378)
Germany - 0.4%		2,527,746
Bayerische Motoren Werke AG	3,648	292,976
Dr. Ing. h.c. F. Porsche AG (B)	1,639	82,146
Henkel AG & Company KGaA	13,298	1,033,969
Volkswagen AG	10,311	1,118,655

RIGHTS - 0.0%		$189
(Cost $177)
EDP Renovaveis SA (Expiration Date: 5-7-25) (A)(C)(E)	1,852	189

SHORT-TERM INVESTMENTS - 2.6%		$17,474,898
(Cost $17,473,431)
Short-term funds - 2.6%		17,474,898
John Hancock Collateral Trust, 4.2081% (F)(G)	1,655,862	16,563,914

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2762% (F)	910,984	910,984
Total investments (Multifactor Developed International ETF) (Cost $593,237,278) - 101.5%		$689,723,917
Other assets and liabilities, net - (1.5%)		(10,046,745)
Total net assets - 100.0%		$679,677,172

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-25.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 4-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Financials	23.2%
Industrials	18.6%
Consumer discretionary	9.7%
Health care	9.1%
Consumer staples	8.6%
Materials	7.2%
Communication services	6.0%
Information technology	5.6%
Energy	4.7%
Utilities	4.4%
Real estate	1.8%
Short-term investments and other	1.1%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	3	Long	Jun 2025	$829,382	$838,050	$8,668
						$8,668
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	8

MULTIFACTOR EMERGING MARKETS ETF

As of 4-30-25
	Shares or Principal Amount	Value
COMMON STOCKS - 99.5%		$574,139,912
(Cost $465,827,342)
Brazil - 3.2%		18,337,567
Ambev SA	236,900	609,678
B3 SA - Brasil Bolsa Balcao	334,900	798,001
Banco Bradesco SA	138,105	298,340
Banco BTG Pactual SA	54,248	365,173
Banco do Brasil SA	167,800	857,465
BB Seguridade Participacoes SA	91,600	692,008
BRF SA	38,200	153,167
Caixa Seguridade Participacoes S/A	31,600	91,316
CCR SA	82,500	195,998
Centrais Eletricas Brasileiras SA	57,237	444,336
Cia de Saneamento Basico do Estado de Sao Paulo	35,000	704,093
Cia Energetica de Minas Gerais	39,578	106,541
Cia Paranaense de Energia	33,000	60,854
CPFL Energia SA	27,600	186,181
Embraer SA (A)	24,800	284,385
Energisa SA	19,202	155,817
Engie Brasil Energia SA	37,125	272,598
Equatorial Energia SA	77,203	501,968
JBS SA	101,600	791,064
Klabin SA	88,710	290,352
Localiza Rent a Car SA	69,811	529,742
Neoenergia SA	14,700	59,461
Petroleo Brasileiro SA	469,900	2,660,172
Porto Seguro SA	3,200	24,865
PRIO SA (A)	65,500	390,010
Raia Drogasil SA	149,672	524,516
Rede D’Or Sao Luiz SA (B)	51,036	288,652
Rumo SA	91,690	314,195
Suzano SA	75,265	665,784
Telefonica Brasil SA	105,000	515,411
TIM SA	116,700	390,622
Vale SA	336,500	3,141,871
Vibra Energia SA	66,700	221,493
WEG SA	95,300	751,438
Chile - 0.4%		2,439,963
Banco de Chile	2,986,762	434,082
Banco de Credito e Inversiones SA	7,474	293,049
Banco Santander Chile	3,625,729	217,033
Cencosud SA	67,203	227,661
Cia Sud Americana de Vapores SA	1,279,776	69,983
Empresas CMPC SA	139,335	216,343
Empresas COPEC SA	32,209	218,900
Enel Americas SA	1,880,091	182,778
Enel Chile SA	3,544,751	248,323
Falabella SA	55,423	249,158
Latam Airlines Group SA	5,287,621	82,653
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China - 23.7%		$136,587,707
360 Security Technology, Inc., Class A	24,600	34,650
Agricultural Bank of China, Ltd., H Shares	2,951,000	1,803,776
Aier Eye Hospital Group Company, Ltd., A Shares	73,643	131,614
Alibaba Group Holding, Ltd.	1,035,700	15,693,031
Aluminum Corp. of China, Ltd., H Shares	646,000	347,379
Anhui Conch Cement Company, Ltd., H Shares	172,500	487,156
Anhui Gujing Distillery Company, Ltd., A Shares	2,671	60,457
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	3,300	16,557
ANTA Sports Products, Ltd.	164,400	1,949,344
Avary Holding Shenzhen Company, Ltd., A Shares	6,500	25,569
Bank of Beijing Company, Ltd., Class A	123,100	101,696
Bank of Chengdu Company, Ltd., Class A	19,900	46,525
Bank of China, Ltd., H Shares	6,489,000	3,631,638
Bank of Communications Company, Ltd., H Shares	2,166,000	1,899,338
Bank of Hangzhou Company, Ltd., A Shares	40,400	81,770
Bank of Jiangsu Company, Ltd., Class A	113,500	158,776
Bank of Nanjing Company, Ltd., Class A	66,100	94,834
Bank of Ningbo Company, Ltd., A Shares	57,915	190,583
Bank of Shanghai Company, Ltd., A Shares	104,000	148,637
Baoshan Iron & Steel Company, Ltd., A Shares	177,400	167,073
Beijing Kingsoft Office Software, Inc., Class A	1,215	49,048
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	17,652
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	151,000	120,795
BOE Technology Group Company, Ltd., A Shares	323,600	171,094
BYD Company, Ltd., H Shares	98,500	4,702,271
BYD Electronic International Company, Ltd. (C)	86,500	360,291
Cambricon Technologies Corp. Ltd., Class A (A)	1,017	98,524
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	21,258
China CITIC Bank Corp., Ltd., H Shares	1,317,000	1,041,073
China Coal Energy Company, Ltd., H Shares	293,000	302,646
China Construction Bank Corp., H Shares	7,100,000	5,841,361
China Eastern Airlines Corp., Ltd., H Shares (A)	220,000	65,818
China Energy Engineering Corp., Ltd., H Shares	604,000	77,109
China Everbright Bank Company, Ltd., H Shares	473,000	205,554
China Galaxy Securities Company, Ltd., H Shares	326,000	295,955
China Hongqiao Group, Ltd. (C)	321,500	578,764
China Life Insurance Company, Ltd., H Shares	754,000	1,380,685
China Longyuan Power Group Corp., Ltd., H Shares	482,000	381,637
China Mengniu Dairy Company, Ltd.	288,000	721,235
China Merchants Bank Company, Ltd., H Shares	346,500	1,896,776
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	22,900	40,454
9	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Merchants Securities Company, Ltd., H Shares (B)(C)	81,540	$123,866
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	39,300	49,512
China Minsheng Banking Corp., Ltd., H Shares	902,500	423,627
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	18,100	58,042
China Pacific Insurance Group Company, Ltd., H Shares	360,400	980,623
China Petroleum & Chemical Corp., H Shares	2,502,000	1,280,893
China Resources Microelectronics, Ltd., Class A	3,370	21,377
China Resources Mixc Lifestyle Services, Ltd. (B)	32,000	153,920
China Shenhua Energy Company, Ltd., H Shares	397,500	1,496,770
China Southern Airlines Company, Ltd., H Shares (A)	222,000	91,609
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	8,200	55,885
China Tower Corp., Ltd., H Shares (B)	797,300	1,155,641
China Vanke Company, Ltd., H Shares (A)(C)	283,472	195,569
China Zheshang Bank Company, Ltd., H Shares	99,700	33,685
CITIC Securities Company, Ltd., H Shares	147,250	365,718
CITIC, Ltd.	678,000	827,970
CMOC Group, Ltd., H Shares	516,000	405,896
Contemporary Amperex Technology Company, Ltd., A Shares	20,660	658,533
COSCO SHIPPING Holdings Company, Ltd., H Shares (C)	468,699	707,155
CSC Financial Company, Ltd., H Shares (B)(C)	120,000	135,866
Daqin Railway Company, Ltd., Class A	84,700	75,687
East Money Information Company, Ltd., A Shares	54,906	155,507
ENN Natural Gas Company, Ltd., Class A	15,100	41,083
Eve Energy Company, Ltd., A Shares	9,800	55,431
Everbright Securities Company, Ltd., H Shares (B)	21,200	18,481
Focus Media Information Technology Company, Ltd., A Shares	48,700	48,279
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,364	117,539
Founder Securities Company, Ltd., A Shares	17,100	17,541
Foxconn Industrial Internet Company, Ltd., Class A	64,900	161,383
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	101,200	715,801
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	24,800	60,571
GD Power Development Company, Ltd., Class A	153,100	94,228
GF Securities Company, Ltd., H Shares	129,600	169,130
GigaDevice Semiconductor, Inc., Class A (A)	2,000	35,438
GoerTek, Inc., A Shares	33,500	97,694
Great Wall Motor Company, Ltd., H Shares	270,500	387,889
Gree Electric Appliances, Inc. of Zhuhai, A Shares	55,000	345,018
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Guangdong Haid Group Company, Ltd., A Shares	11,500	$87,848
Guangzhou Automobile Group Company, Ltd., H Shares (C)	274,000	97,167
Guosen Securities Company, Ltd., Class A	34,100	51,036
Guotai Haitong Securities Company, Ltd., H Shares (B)	87,656	125,244
H World Group, Ltd.	155,500	549,435
Haidilao International Holding, Ltd. (B)	101,000	229,489
Haier Smart Home Company, Ltd., H Shares	334,000	971,243
Hansoh Pharmaceutical Group Company, Ltd. (B)	96,000	298,348
Henan Shuanghui Investment & Development Company, Ltd., A Shares	19,100	65,693
Hengli Petrochemical Company, Ltd., A Shares	57,800	121,683
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,800	64,091
Huaneng Power International, Inc., H Shares	366,000	227,018
Huatai Securities Company, Ltd., H Shares (B)	193,200	286,510
Huaxia Bank Company, Ltd., Class A	92,309	92,401
Huizhou Desay SV Automotive Company, Ltd., Class A	3,000	43,066
Iflytek Company, Ltd., A Shares	12,000	77,540
Industrial & Commercial Bank of China, Ltd., H Shares	5,685,000	3,900,112
Industrial Bank Company, Ltd., A Shares	124,200	356,895
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	257,300	61,289
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	39,300	161,035
Innovent Biologics, Inc. (A)(B)	27,500	190,610
JCET Group Company, Ltd., Class A	5,900	27,157
JD Health International, Inc. (A)(B)	70,000	334,894
JD Logistics, Inc. (A)(B)	214,100	337,935
JD.com, Inc., Class A	231,600	3,819,831
Jiangsu Expressway Company, Ltd., H Shares	70,000	87,108
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	62,505
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	23,151	162,887
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	54,822
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,790	92,470
KE Holdings, Inc., ADR	63,613	1,291,344
Kuaishou Technology (A)(B)	274,000	1,823,204
Kuang-Chi Technologies Company, Ltd., Class A	3,500	20,337
Kweichow Moutai Company, Ltd., A Shares	5,592	1,191,114
Lenovo Group, Ltd.	1,300,000	1,507,086
Lens Technology Company, Ltd., A Shares	29,500	84,526
Li Auto, Inc., Class A (A)	109,800	1,348,660
Longfor Group Holdings, Ltd. (B)	243,500	327,819
LONGi Green Energy Technology Company, Ltd., A Shares	18,700	37,849
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	10

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Luxshare Precision Industry Company, Ltd., A Shares	49,000	$208,136
Luzhou Laojiao Company, Ltd., A Shares	9,800	166,968
Meituan, Class B (A)(B)	322,770	5,423,412
Midea Group Company, Ltd., A Shares	29,700	301,057
Montage Technology Company, Ltd., Class A	2,303	24,359
Muyuan Foods Company, Ltd., A Shares	35,860	195,870
NARI Technology Company, Ltd., A Shares	45,652	139,229
NAURA Technology Group Company, Ltd., Class A	2,200	136,602
NetEase, Inc.	143,300	3,086,012
New China Life Insurance Company, Ltd., H Shares	132,700	485,131
Ningbo Tuopu Group Company, Ltd., Class A	6,525	46,942
Ningxia Baofeng Energy Group Company, Ltd., Class A	58,200	128,455
NIO, Inc., Class A (A)	124,410	504,558
Nongfu Spring Company, Ltd., H Shares (B)(C)	120,800	557,680
Orient Securities Company, Ltd., H Shares (B)	82,000	48,219
PetroChina Company, Ltd., H Shares	2,508,000	1,921,096
PICC Property & Casualty Company, Ltd., H Shares	996,000	1,836,667
Ping An Bank Company, Ltd., A Shares	118,000	177,257
Ping An Insurance Group Company of China, Ltd., H Shares	587,000	3,527,435
Poly Developments and Holdings Group Company, Ltd., A Shares	98,800	113,862
Pop Mart International Group, Ltd. (B)	34,200	854,702
Postal Savings Bank of China Company, Ltd., H Shares (B)	751,000	462,917
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	10,600	23,352
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,700	24,744
Rongsheng Petrochemical Company, Ltd., A Shares	79,050	90,666
SAIC Motor Corp., Ltd., Class A	48,000	107,331
Sany Heavy Industry Company, Ltd., A Shares	61,100	158,917
Satellite Chemical Company, Ltd., Class A	23,700	59,097
SDIC Power Holdings Company, Ltd., Class A	49,500	102,642
Seres Group Company, Ltd., A Shares	5,500	98,659
SF Holding Company, Ltd., A Shares	38,700	231,897
Shaanxi Coal Industry Company, Ltd., A Shares	94,700	249,959
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	54,470	160,150
Shanghai Baosight Software Company, Ltd., Class A	12,564	46,379
Shanghai Electric Group Company, Ltd., H Shares (A)(C)	142,000	46,694
Shanghai International Airport Company, Ltd., A Shares	15,700	69,391
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	36,900	50,534
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanghai Pudong Development Bank Company, Ltd., Class A	177,500	$267,858
Shanghai Rural Commercial Bank Company, Ltd., A Shares	53,500	61,877
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	8,045	226,081
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	155,200	41,228
Shenzhen Inovance Technology Company, Ltd., A Shares	12,450	122,721
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	7,500	226,834
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	50,041
Shenzhou International Group Holdings, Ltd.	113,700	788,820
Sichuan Chuantou Energy Company, Ltd., Class A	24,900	58,249
Sichuan Road and Bridge Group Company, Ltd., Class A	43,440	51,976
Silergy Corp.	30,000	375,199
Smoore International Holdings, Ltd. (B)(C)	74,000	128,443
Sungrow Power Supply Company, Ltd., A Shares	16,240	135,505
Sunny Optical Technology Group Company, Ltd.	93,200	787,213
TCL Technology Group Corp., A Shares	111,920	63,952
Tencent Holdings, Ltd.	361,000	22,214,797
Tencent Music Entertainment Group, ADR	59,748	801,818
The People’s Insurance Company Group of China, Ltd., H Shares	851,000	503,706
Tongwei Company, Ltd., A Shares	40,300	90,501
Tsingtao Brewery Company, Ltd., H Shares	50,000	353,979
Unisplendour Corp., Ltd., Class A	8,800	30,461
Wanhua Chemical Group Company, Ltd., A Shares	28,300	212,129
Weichai Power Company, Ltd., H Shares	271,000	531,188
Wens Foodstuffs Group Company, Ltd., Class A	41,300	96,330
Will Semiconductor Company, Ltd., A Shares	5,715	103,539
Wuliangye Yibin Company, Ltd., A Shares	28,900	512,121
WuXi AppTec Company, Ltd., H Shares (B)(C)	35,780	277,531
WuXi Biologics Cayman, Inc. (A)(B)	263,500	774,730
XCMG Construction Machinery Company, Ltd., Class A	71,200	86,368
XPeng, Inc., Class A (A)(C)	109,000	1,023,979
Yankuang Energy Group Company, Ltd., H Shares (C)	492,399	514,959
Yum China Holdings, Inc.	49,050	2,293,516
Yunnan Baiyao Group Company, Ltd., A Shares	10,240	80,746
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	4,800	135,703
Zhejiang China Commodities City Group Company, Ltd., Class A	15,700	33,139
Zhejiang Juhua Company, Ltd., Class A	9,200	32,188
Zhejiang NHU Company, Ltd., A Shares	19,700	59,972
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	7,000	25,830
11	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhongji Innolight Company, Ltd., Class A	4,560	$52,420
Zijin Mining Group Company, Ltd., H Shares	914,000	2,001,331
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	98,200	70,788
ZTO Express Cayman, Inc.	26,100	492,402
Hong Kong - 0.8%		4,907,569
China Resources Beer Holdings Company, Ltd.	210,500	743,768
China Resources Land, Ltd.	394,000	1,333,707
China Resources Power Holdings Company, Ltd. (C)	304,000	734,646
Geely Automobile Holdings, Ltd.	762,000	1,607,583
Kunlun Energy Company, Ltd.	240,000	229,022
Orient Overseas International, Ltd.	18,500	258,843
India - 24.1%		139,160,454
360 ONE WAM, Ltd.	9,992	115,912
ABB India, Ltd.	3,823	247,932
ACC, Ltd.	4,686	104,332
Adani Energy Solutions, Ltd. (A)	22,217	235,361
Adani Enterprises, Ltd.	8,177	221,644
Adani Green Energy, Ltd. (A)	12,128	128,625
Adani Ports & Special Economic Zone, Ltd.	24,448	351,830
Adani Power, Ltd. (A)	30,965	194,072
Adani Total Gas, Ltd.	15,584	110,013
Aditya Birla Capital, Ltd. (A)	50,048	115,932
Alkem Laboratories, Ltd.	2,920	175,407
Ambuja Cements, Ltd.	51,585	328,437
APL Apollo Tubes, Ltd.	15,506	295,130
Apollo Hospitals Enterprise, Ltd.	10,180	839,861
Ashok Leyland, Ltd.	148,373	396,908
Asian Paints, Ltd.	43,226	1,236,399
Astral, Ltd.	12,692	201,308
AU Small Finance Bank, Ltd. (B)	31,164	249,360
Aurobindo Pharma, Ltd. (A)	23,978	346,854
Avenue Supermarts, Ltd. (A)(B)	8,366	413,429
Axis Bank, Ltd.	197,996	2,773,649
Bajaj Auto, Ltd.	6,136	582,124
Bajaj Finance, Ltd.	17,651	1,799,599
Bajaj Finserv, Ltd.	24,735	571,210
Bajaj Holdings & Investment, Ltd.	4,055	575,825
Balkrishna Industries, Ltd.	8,363	264,599
Bank of Baroda	102,655	303,285
Bank of India	65,639	89,271
Berger Paints India, Ltd.	36,184	233,207
Bharat Dynamics, Ltd.	1,872	33,304
Bharat Electronics, Ltd.	327,341	1,212,557
Bharat Forge, Ltd.	21,409	278,852
Bharat Heavy Electricals, Ltd.	89,060	237,968
Bharat Petroleum Corp., Ltd.	301,282	1,104,973
Bharti Airtel, Ltd.	212,399	4,663,118
Biocon, Ltd.	27,078	102,564
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Blue Star, Ltd.	4,933	$99,555
Bosch, Ltd.	690	238,729
Britannia Industries, Ltd.	12,472	799,410
Canara Bank	169,274	194,753
CG Power & Industrial Solutions, Ltd.	56,464	417,312
Cholamandalam Investment and Finance Company, Ltd.	51,473	907,866
Cipla, Ltd.	87,570	1,606,623
Coal India, Ltd.	343,036	1,559,591
Cochin Shipyard, Ltd. (B)	1,469	27,560
Coforge, Ltd.	3,075	265,556
Colgate-Palmolive India, Ltd.	14,083	429,622
Container Corp. of India, Ltd.	25,823	204,973
Coromandel International, Ltd.	9,188	240,370
Cummins India, Ltd.	10,150	346,128
Dabur India, Ltd.	49,001	281,882
Divi’s Laboratories, Ltd.	10,217	732,440
Dixon Technologies India, Ltd.	2,430	471,712
DLF, Ltd.	36,333	288,247
Dr. Reddy’s Laboratories, Ltd.	108,239	1,511,153
Eicher Motors, Ltd.	13,111	864,949
Eternal, Ltd. (A)	260,890	714,667
Federal Bank, Ltd.	155,230	360,405
Fortis Healthcare, Ltd.	22,592	181,881
FSN E-Commerce Ventures, Ltd. (A)	68,722	157,676
GAIL India, Ltd.	378,966	843,485
GE Vernova T&D India, Ltd.	2,512	46,087
GlaxoSmithKline Pharmaceuticals, Ltd.	3,100	107,589
Glenmark Pharmaceuticals, Ltd.	10,545	171,723
GMR Airports, Ltd. (A)	184,793	190,078
Godrej Consumer Products, Ltd.	31,625	473,156
Godrej Industries, Ltd. (A)	1,480	18,990
Godrej Properties, Ltd. (A)	7,199	182,302
Grasim Industries, Ltd.	39,717	1,279,698
Gujarat Fluorochemicals, Ltd.	1,040	47,258
Havells India, Ltd.	32,118	608,649
HCL Technologies, Ltd.	101,638	1,872,544
HDFC Asset Management Company, Ltd. (B)	9,501	491,448
HDFC Bank, Ltd.	373,485	8,488,361
HDFC Life Insurance Company, Ltd. (B)	54,572	481,230
Hero MotoCorp, Ltd.	20,480	929,898
Hindalco Industries, Ltd.	205,706	1,510,952
Hindustan Aeronautics, Ltd.	11,423	605,738
Hindustan Petroleum Corp., Ltd.	113,599	506,251
Hindustan Unilever, Ltd.	77,628	2,145,977
Hitachi Energy India, Ltd.	514	87,719
ICICI Bank, Ltd.	486,284	8,198,196
ICICI Lombard General Insurance Company, Ltd. (B)	20,801	461,674
ICICI Prudential Life Insurance Company, Ltd. (B)	25,184	182,731
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	12

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
IDFC First Bank, Ltd. (A)	210,085	$161,411
Indian Bank	32,156	214,212
Indian Oil Corp., Ltd.	540,237	877,654
Indian Railway Catering & Tourism Corp., Ltd.	24,286	215,109
Indian Renewable Energy Development Agency, Ltd. (A)	33,975	66,757
Indus Towers, Ltd. (A)	202,381	973,772
IndusInd Bank, Ltd.	48,859	481,744
Info Edge India, Ltd.	6,985	583,876
Infosys, Ltd.	266,562	4,705,961
InterGlobe Aviation, Ltd. (A)(B)	10,789	668,408
ITC Hotels, Ltd. (A)	32,350	74,385
ITC, Ltd.	296,442	1,491,267
Jindal Stainless, Ltd.	47,692	326,993
Jindal Steel & Power, Ltd.	53,771	568,046
Jio Financial Services, Ltd. (A)	129,140	396,024
JSW Energy, Ltd.	38,592	218,441
JSW Steel, Ltd.	91,381	1,108,789
Jubilant Foodworks, Ltd.	24,970	211,030
Kalyan Jewellers India, Ltd.	19,802	120,499
Kotak Mahindra Bank, Ltd.	72,253	1,883,215
KPIT Technologies, Ltd.	9,863	144,880
L&T Finance, Ltd.	48,605	94,352
L&T Technology Services, Ltd. (B)	2,554	129,085
Larsen & Toubro, Ltd.	36,200	1,426,854
Linde India, Ltd.	1,107	83,008
Lloyds Metals & Energy, Ltd.	6,032	86,035
LTIMindtree, Ltd. (B)	8,695	470,505
Lupin, Ltd.	19,240	476,401
Macrotech Developers, Ltd. (B)	12,370	193,961
Mahindra & Mahindra Financial Services, Ltd.	26,638	82,452
Mahindra & Mahindra, Ltd.	91,096	3,147,999
Mankind Pharma, Ltd. (A)	4,082	118,715
Marico, Ltd.	67,513	566,579
Maruti Suzuki India, Ltd.	7,890	1,141,048
Max Healthcare Institute, Ltd.	40,861	530,860
Motilal Oswal Financial Services, Ltd.	10,031	77,176
Mphasis, Ltd.	9,806	285,044
MRF, Ltd.	302	479,718
Muthoot Finance, Ltd.	21,185	542,014
Nestle India, Ltd.	36,017	1,014,638
NHPC, Ltd.	240,551	243,302
Nippon Life India Asset Management, Ltd. (B)	6,192	46,394
NMDC, Ltd.	571,122	436,975
NTPC, Ltd.	463,102	1,938,825
Oberoi Realty, Ltd.	10,533	204,168
Oil & Natural Gas Corp., Ltd.	380,328	1,095,825
Oil India, Ltd.	56,161	272,151
One 97 Communications, Ltd. (A)	16,278	165,971
Oracle Financial Services Software, Ltd.	1,928	198,326
Page Industries, Ltd.	570	305,430
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Patanjali Foods, Ltd.	3,463	$77,943
PB Fintech, Ltd. (A)	15,582	300,025
Persistent Systems, Ltd.	9,664	605,003
Petronet LNG, Ltd.	141,231	523,742
PI Industries, Ltd.	6,123	262,796
Pidilite Industries, Ltd.	16,199	580,975
Polycab India, Ltd.	4,144	269,633
Power Finance Corp., Ltd.	199,659	959,611
Power Grid Corp. of India, Ltd.	684,235	2,471,819
Prestige Estates Projects, Ltd.	11,919	192,730
Procter & Gamble Hygiene & Health Care, Ltd.	1,205	203,249
Punjab National Bank	213,714	252,712
Rail Vikas Nigam, Ltd.	23,981	98,724
REC, Ltd.	157,694	779,756
Reliance Industries, Ltd.	494,789	8,169,981
Samvardhana Motherson International, Ltd.	423,057	665,354
SBI Cards & Payment Services, Ltd.	19,566	201,291
SBI Life Insurance Company, Ltd. (B)	41,327	861,577
Schaeffler India, Ltd.	3,406	139,491
Shree Cement, Ltd.	870	306,258
Shriram Finance, Ltd.	130,592	941,371
Siemens Energy India, Ltd. (A)(D)	4,829	141,648
Siemens, Ltd.	4,785	163,118
Solar Industries India, Ltd.	2,100	326,868
SRF, Ltd.	11,831	420,116
State Bank of India	168,623	1,571,988
Steel Authority of India, Ltd.	169,981	227,094
Sun Pharmaceutical Industries, Ltd.	58,556	1,262,558
Sundaram Finance, Ltd.	5,090	314,496
Supreme Industries, Ltd.	5,113	213,940
Suzlon Energy, Ltd. (A)	810,969	537,550
Tata Communications, Ltd.	11,521	216,009
Tata Consultancy Services, Ltd.	77,201	3,135,969
Tata Consumer Products, Ltd.	52,150	716,043
Tata Elxsi, Ltd.	3,142	212,953
Tata Motors, Ltd.	185,331	1,411,638
Tata Steel, Ltd.	1,050,623	1,735,540
Tech Mahindra, Ltd.	52,564	932,024
The Indian Hotels Company, Ltd.	45,418	423,087
The Phoenix Mills, Ltd.	7,762	150,878
The Tata Power Company, Ltd.	155,826	707,254
Thermax, Ltd.	1,305	50,651
Titan Company, Ltd.	34,807	1,382,783
Torrent Pharmaceuticals, Ltd.	10,949	431,085
Torrent Power, Ltd.	12,919	234,208
Trent, Ltd.	16,017	973,528
Tube Investments of India, Ltd.	8,330	284,458
TVS Motor Company, Ltd.	19,836	623,393
UltraTech Cement, Ltd.	6,153	847,384
Union Bank of India, Ltd.	121,824	180,709
United Breweries, Ltd.	5,859	148,764
13	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
United Spirits, Ltd.	29,086	$535,423
UNO Minda, Ltd.	15,995	167,573
UPL, Ltd.	77,318	613,492
Varun Beverages, Ltd.	98,896	608,357
Vedanta, Ltd.	286,774	1,416,155
Vodafone Idea, Ltd. (A)	613,419	51,769
Voltas, Ltd.	8,951	130,572
Wipro, Ltd.	276,742	788,785
Yes Bank, Ltd. (A)	1,135,394	238,008
Zydus Lifesciences, Ltd.	43,188	452,616
Indonesia - 1.5%		8,630,774
Alamtri Resources Indonesia Tbk PT	2,264,700	259,213
Amman Mineral Internasional PT (A)	354,200	152,029
Astra International Tbk PT	2,108,700	609,745
Bank Central Asia Tbk PT	3,770,500	2,004,498
Bank Mandiri Persero Tbk PT	4,155,500	1,224,120
Bank Negara Indonesia Persero Tbk PT	2,086,200	525,320
Bank Rakyat Indonesia Persero Tbk PT	4,384,450	1,016,875
Barito Pacific Tbk PT	2,092,955	93,931
Charoen Pokphand Indonesia Tbk PT	540,500	154,010
Dayamitra Telekomunikasi PT	1,429,200	53,380
Dian Swastatika Sentosa Tbk PT (A)	130,600	357,970
Indofood CBP Sukses Makmur Tbk PT	186,200	127,311
Indofood Sukses Makmur Tbk PT	635,300	306,169
Indosat Tbk PT	928,200	97,852
Kalbe Farma Tbk PT	1,706,900	140,357
Mayora Indah Tbk PT	568,100	78,028
Sumber Alfaria Trijaya Tbk PT	1,630,200	212,122
Telkom Indonesia Persero Tbk PT	5,134,000	816,492
United Tractors Tbk PT	293,500	401,352
Ireland - 1.4%		7,915,850
PDD Holdings, Inc., ADR (A)	74,982	7,915,850
Luxembourg - 0.0%		102,867
Zabka Group SA (A)	18,011	102,867
Malaysia - 2.0%		11,419,367
AMMB Holdings BHD	146,800	175,548
Axiata Group BHD	491,495	239,198
CELCOMDIGI BHD	346,100	306,397
CIMB Group Holdings BHD	778,924	1,285,270
Gamuda BHD	201,739	198,233
Genting BHD	327,500	242,874
Genting Malaysia BHD	443,500	175,756
Hong Leong Bank BHD	63,300	293,102
Hong Leong Financial Group BHD	37,200	148,110
IHH Healthcare BHD	169,900	272,470
IOI Corp. BHD	251,100	212,984
Kuala Lumpur Kepong BHD	48,676	221,326
Malayan Banking BHD	544,022	1,259,509
Maxis BHD	204,300	175,655
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
MISC BHD	133,900	$233,045
Mr. DIY Group M BHD (B)	203,100	79,075
Nestle Malaysia BHD	5,100	102,827
Petronas Chemicals Group BHD	161,300	137,189
Petronas Dagangan BHD	50,600	231,482
Petronas Gas BHD	64,800	262,804
PPB Group BHD	85,900	247,647
Press Metal Aluminium Holdings BHD	341,200	387,458
Public Bank BHD	999,100	1,034,989
QL Resources BHD	130,100	144,723
RHB Bank BHD	189,716	292,378
SD Guthrie BHD	282,138	310,581
Sime Darby BHD	604,900	291,586
Sunway BHD	102,500	108,082
Telekom Malaysia BHD	169,270	266,752
Tenaga Nasional BHD	495,500	1,591,571
Westports Holdings BHD	140,000	137,891
YTL Corp. BHD	185,600	82,584
YTL Power International BHD	341,000	270,271
Mexico - 2.4%		13,900,283
America Movil SAB de CV, Series B	1,878,888	1,628,850
Arca Continental SAB de CV	37,764	398,437
Cemex SAB de CV (C)	1,910,188	1,183,682
Coca-Cola Femsa SAB de CV	29,900	282,412
El Puerto de Liverpool SAB de CV, Series C1 (C)	18,071	83,371
Fomento Economico Mexicano SAB de CV	131,548	1,385,639
Gruma SAB de CV, Class B	17,875	341,200
Grupo Aeroportuario del Pacifico SAB de CV, Series B	40,093	813,903
Grupo Aeroportuario del Sureste SAB de CV, Series B	18,914	598,359
Grupo Bimbo SAB de CV, Series A (C)	141,000	429,807
Grupo Carso SAB de CV, Series A1 (C)	43,104	300,308
Grupo Comercial Chedraui SA de CV (C)	18,818	121,781
Grupo Financiero Banorte SAB de CV, Series O	212,804	1,827,995
Grupo Financiero Inbursa SAB de CV, Series O (A)(C)	261,640	673,781
Grupo Mexico SAB de CV, Series B	342,808	1,782,076
Industrias Penoles SAB de CV (A)(C)	13,900	279,058
Kimberly-Clark de Mexico SAB de CV, Class A (C)	140,300	247,272
Wal-Mart de Mexico SAB de CV	479,640	1,522,352
Netherlands - 0.1%		408,034
NEPI Rockcastle NV (A)	53,236	408,034
Philippines - 0.8%		4,693,809
Aboitiz Equity Ventures, Inc.	321,180	186,883
Aboitiz Power Corp.	116,400	77,732
Ayala Corp.	22,950	246,326
Ayala Land, Inc.	574,800	257,788
Bank of the Philippine Islands	290,901	729,140
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	14

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
BDO Unibank, Inc.	265,516	$762,488
Emperador, Inc.	45,100	10,545
Globe Telecom, Inc.	4,509	156,691
International Container Terminal Services, Inc.	81,870	498,651
Jollibee Foods Corp.	45,500	186,383
Manila Electric Company	28,170	287,475
Metropolitan Bank & Trust Company	257,122	354,000
PLDT, Inc.	12,090	281,389
SM Investments Corp.	25,175	392,127
SM Prime Holdings, Inc.	610,600	266,191
Poland - 1.4%		7,998,426
Alior Bank SA	6,704	182,179
Allegro.eu SA (A)(B)	27,540	241,278
Bank Handlowy w Warszawie SA	2,740	85,636
Bank Polska Kasa Opieki SA	26,932	1,348,139
Budimex SA	752	126,549
CD Projekt SA	3,162	195,718
Dino Polska SA (A)(B)	4,712	662,212
ING Bank Slaski SA (A)	2,263	196,968
KGHM Polska Miedz SA	14,464	459,556
LPP SA	131	536,158
mBank SA (A)	865	189,198
ORLEN SA	56,522	1,024,928
PGE Polska Grupa Energetyczna SA (A)	109,417	239,381
Powszechna Kasa Oszczednosci Bank Polski SA	60,608	1,165,867
Powszechny Zaklad Ubezpieczen SA	55,696	870,958
Santander Bank Polska SA	3,088	473,701
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
Saudi Arabia - 3.9%		22,513,922
ACWA Power Company (A)	6,554	562,635
Ades Holding Company	10,639	42,943
Al Rajhi Bank	137,302	3,565,335
Al Rajhi Company for Co-operative Insurance (A)	2,976	103,937
Aldrees Petroleum and Transport Services Company	1,737	63,814
Alinma Bank	134,388	1,039,018
Almarai Company JSC	50,671	713,276
Arabian Internet & Communications Services Company	2,043	155,993
Astra Industrial Group	2,330	92,681
Bank AlBilad	57,147	440,307
Bank Al-Jazira (A)	58,372	210,089
Banque Saudi Fransi	120,940	592,625
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia (continued)
Bupa Arabia for Cooperative Insurance Company	2,617	$117,213
Dallah Healthcare Company	1,551	50,447
Dar Al Arkan Real Estate Development Company (A)	43,430	253,570
Dr Sulaiman Al Habib Medical Services Group Company	8,457	645,734
Elm Company	2,509	692,184
Etihad Etisalat Company	71,781	1,201,804
Jarir Marketing Company	63,445	213,462
Mouwasat Medical Services Company	9,265	179,080
Nahdi Medical Company	3,343	101,246
Power & Water Utility Company for Jubail & Yanbu	8,227	96,068
Riyad Bank	133,994	1,098,487
Riyadh Cables Group Company	3,199	108,484
SABIC Agri-Nutrients Company	29,103	765,807
Sahara International Petrochemical Company	54,770	277,435
SAL Saudi Logistics Services	1,757	85,534
Saudi Arabian Mining Company (A)	70,621	962,098
Saudi Aramco Base Oil Company	3,890	102,982
Saudi Awwal Bank	36,620	341,705
Saudi Basic Industries Corp.	65,188	1,060,137
Saudi Electricity Company	119,057	475,479
Saudi Industrial Investment Group	26,752	107,838
Saudi Research & Media Group (A)	3,129	144,483
Saudi Tadawul Group Holding Company	2,427	118,539
Saudi Telecom Company	206,440	2,619,783
The Company for Cooperative Insurance	6,416	237,421
The Saudi Investment Bank	58,318	233,838
The Saudi National Bank	235,195	2,238,519
The Savola Group (A)	12,006	100,186
Yanbu National Petrochemical Company	35,420	301,706
Singapore - 0.6%		3,240,822
Trip.com Group, Ltd.	53,700	3,240,822
South Africa - 3.5%		20,526,106
Absa Group, Ltd. (C)	84,034	771,182
Anglo American Platinum, Ltd. (C)	3,205	110,103
Aspen Pharmacare Holdings, Ltd.	39,576	258,966
Bid Corp., Ltd.	34,061	855,816
Capitec Bank Holdings, Ltd.	8,994	1,663,839
Clicks Group, Ltd.	27,255	579,502
Discovery, Ltd.	47,214	522,707
Exxaro Resources, Ltd.	25,914	211,727
FirstRand, Ltd.	498,503	1,945,920
Gold Fields, Ltd.	82,579	1,859,667
Harmony Gold Mining Company, Ltd.	42,327	670,021
Impala Platinum Holdings, Ltd. (A)	110,556	658,776
Investec, Ltd.	21,486	133,573
Kumba Iron Ore, Ltd.	5,406	93,992
Mr. Price Group, Ltd.	9,925	126,453
15	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
MTN Group, Ltd. (C)	153,344	$1,011,318
Naspers, Ltd., N Shares	11,291	2,968,833
Nedbank Group, Ltd.	63,971	871,398
Old Mutual, Ltd.	241,328	146,953
OUTsurance Group, Ltd.	65,555	269,038
Pepkor Holdings, Ltd. (B)	154,638	222,903
Sanlam, Ltd.	137,148	622,856
Sasol, Ltd. (A)	64,106	221,023
Shoprite Holdings, Ltd.	51,116	784,422
Standard Bank Group, Ltd.	142,635	1,776,282
The Bidvest Group, Ltd.	34,094	430,521
Vodacom Group, Ltd.	58,933	433,772
Woolworths Holdings, Ltd.	98,375	304,543
South Korea - 10.6%		61,055,025
Alteogen, Inc. (A)	1,359	335,567
AMOREPACIFIC Corp.	2,333	204,168
Celltrion, Inc.	8,151	924,908
CJ CheilJedang Corp.	1,433	240,934
Coway Company, Ltd.	7,383	455,497
DB Insurance Company, Ltd.	7,747	497,029
Doosan Bobcat, Inc.	6,214	214,200
Doosan Enerbility Company, Ltd. (A)	29,247	595,639
Ecopro BM Company, Ltd. (A)	3,997	285,400
Ecopro Company, Ltd.	6,899	247,520
Ecopro Materials Company, Ltd. (A)	767	29,946
GS Holdings Corp.	11,170	304,101
Hana Financial Group, Inc.	41,746	1,894,208
Hanjin Kal Corp.	924	51,676
Hankook Tire & Technology Company, Ltd.	12,807	372,993
Hanmi Semiconductor Company, Ltd.	2,438	130,518
Hanwha Aerospace Company, Ltd.	2,105	1,180,222
Hanwha Ocean Company, Ltd. (A)	4,616	254,911
Hanwha Systems Company, Ltd.	1,458	40,001
HD Hyundai Company, Ltd.	5,853	324,046
HD Hyundai Electric Company, Ltd.	1,670	361,256
HD Hyundai Heavy Industries Company, Ltd. (A)	910	257,348
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	3,436	657,469
HLB, Inc. (A)	6,352	254,259
HMM Company, Ltd.	28,971	372,149
HYBE Company, Ltd. (A)	1,070	200,978
Hyundai Autoever Corp.	254	22,014
Hyundai Engineering & Construction Company, Ltd.	10,532	308,218
Hyundai Glovis Company, Ltd.	6,457	517,832
Hyundai Mobis Company, Ltd.	5,942	1,118,174
Hyundai Motor Company	13,597	1,823,136
Hyundai Rotem Company, Ltd.	4,383	345,953
Hyundai Steel Company	9,639	166,131
Industrial Bank of Korea	39,222	423,261
Kakao Corp.	17,606	473,746
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
KakaoBank Corp.	15,628	$245,167
Kangwon Land, Inc.	8,666	98,761
KB Financial Group, Inc.	34,637	2,197,860
Kia Corp.	31,218	1,985,302
Korea Aerospace Industries, Ltd.	5,732	333,879
Korea Electric Power Corp.	41,956	757,067
Korea Investment Holdings Company, Ltd.	6,265	365,807
Korea Zinc Company, Ltd.	898	504,118
Korean Air Lines Company, Ltd.	27,135	399,914
Krafton, Inc. (A)	2,497	652,575
KT&G Corp.	7,883	636,075
LG Chem, Ltd.	2,816	427,897
LG Corp.	13,836	648,243
LG Display Company, Ltd. (A)	44,090	262,710
LG Electronics, Inc.	19,620	985,486
LG Energy Solution, Ltd. (A)	1,699	387,848
LG H&H Company, Ltd.	779	184,954
LG Innotek Company, Ltd.	1,588	155,951
LG Uplus Corp.	56,792	480,225
LIG Nex1 Company, Ltd.	437	98,529
LS Electric Company, Ltd.	909	130,131
Macquarie Korea Infrastructure Fund	29,267	235,948
Meritz Financial Group, Inc.	8,099	707,060
Mirae Asset Securities Company, Ltd.	37,262	310,626
NAVER Corp.	7,604	1,072,530
NCSoft Corp.	1,315	135,339
Netmarble Corp. (B)	2,576	81,004
NH Investment & Securities Company, Ltd.	4,719	50,958
Orion Corp.	2,369	205,319
Posco DX Company, Ltd.	1,692	29,222
POSCO Future M Company, Ltd. (A)	2,012	176,784
POSCO Holdings, Inc.	6,370	1,167,348
Posco International Corp.	4,231	146,887
Rainbow Robotics (A)	169	32,159
Samsung Biologics Company, Ltd. (A)(B)	957	708,241
Samsung C&T Corp.	7,004	603,088
Samsung Card Company, Ltd.	3,617	106,742
Samsung Electro-Mechanics Company, Ltd.	4,482	371,109
Samsung Electronics Company, Ltd.	388,810	15,180,412
Samsung Fire & Marine Insurance Company, Ltd.	2,686	707,638
Samsung Heavy Industries Company, Ltd. (A)	56,664	580,791
Samsung Life Insurance Company, Ltd.	11,012	667,770
Samsung SDI Company, Ltd.	3,344	414,030
Samsung SDS Company, Ltd.	3,249	293,473
Samyang Foods Company, Ltd.	179	122,146
Shinhan Financial Group Company, Ltd.	45,914	1,660,204
SK Biopharmaceuticals Company, Ltd. (A)	1,989	149,018
SK Bioscience Company, Ltd. (A)	1,193	33,234
SK Hynix, Inc.	33,221	4,148,243
SK Innovation Company, Ltd.	5,403	358,806
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	16

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
SK Telecom Company, Ltd.	15,579	$595,104
SK, Inc.	4,095	381,413
SKC Company, Ltd. (A)	912	65,505
S-Oil Corp.	6,290	230,095
Woori Financial Group, Inc.	99,777	1,243,089
Yuhan Corp.	3,245	259,783
Taiwan - 16.6%		96,128,684
Accton Technology Corp.	42,000	780,039
Acer, Inc.	225,000	245,521
Advantech Company, Ltd.	47,981	505,568
Airtac International Group	14,743	405,648
Alchip Technologies, Ltd.	7,000	465,091
ASE Technology Holding Company, Ltd.	362,000	1,533,659
Asia Cement Corp.	358,000	503,705
Asia Vital Components Company, Ltd.	26,000	377,200
ASMedia Technology, Inc.	4,000	210,112
ASPEED Technology, Inc.	3,000	281,399
Asustek Computer, Inc.	101,000	1,831,598
AUO Corp. (A)	1,053,600	405,193
Caliway Biopharmaceuticals Company, Ltd. (A)	3,000	62,658
Catcher Technology Company, Ltd.	103,000	698,840
Cathay Financial Holding Company, Ltd.	919,513	1,681,878
Chailease Holding Company, Ltd.	172,226	616,574
Chang Hwa Commercial Bank, Ltd.	1,021,994	581,568
Cheng Shin Rubber Industry Company, Ltd.	283,000	436,671
Chicony Electronics Company, Ltd.	41,000	197,417
China Airlines, Ltd.	499,000	328,423
China Steel Corp.	1,322,000	853,557
Chroma ATE, Inc.	32,000	292,655
Chunghwa Telecom Company, Ltd.	339,000	1,372,620
Compal Electronics, Inc.	631,000	539,594
CTBC Financial Holding Company, Ltd.	1,950,000	2,396,117
Delta Electronics, Inc.	131,000	1,365,991
E Ink Holdings, Inc.	79,000	548,354
E.Sun Financial Holding Company, Ltd.	1,618,184	1,431,842
Eclat Textile Company, Ltd. (A)	22,000	284,776
Elite Material Company, Ltd.	26,000	451,990
eMemory Technology, Inc.	7,266	582,725
Eva Airways Corp.	444,000	534,471
Evergreen Marine Corp. Taiwan, Ltd.	149,000	962,027
Far Eastern New Century Corp.	547,000	561,828
Far EasTone Telecommunications Company, Ltd.	212,000	568,064
Feng TAY Enterprise Company, Ltd.	92,601	325,723
First Financial Holding Company, Ltd.	1,670,003	1,326,269
Formosa Chemicals & Fibre Corp.	429,000	333,993
Formosa Petrochemical Corp.	170,000	185,771
Formosa Plastics Corp.	456,000	484,758
Fortune Electric Company, Ltd.	12,800	168,490
Fubon Financial Holding Company, Ltd.	796,171	2,098,528
Gigabyte Technology Company, Ltd.	39,000	278,632
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Global Unichip Corp.	7,000	$224,338
Globalwafers Company, Ltd.	37,000	356,893
Gold Circuit Electronics, Ltd.	21,000	125,739
Hon Hai Precision Industry Company, Ltd.	903,800	3,998,615
Hotai Motor Company, Ltd.	34,820	673,907
Hua Nan Financial Holdings Company, Ltd.	1,554,908	1,312,651
Innolux Corp.	1,025,055	439,085
International Games System Company, Ltd.	21,000	546,290
Inventec Corp.	433,000	550,338
Jentech Precision Industrial Company, Ltd.	4,000	125,066
KGI Financial Holding Company, Ltd.	2,585,159	1,333,681
King Slide Works Company, Ltd.	4,000	218,241
King Yuan Electronics Company, Ltd.	99,000	268,680
Largan Precision Company, Ltd.	11,000	777,288
Lite-On Technology Corp.	324,000	972,517
Lotes Company, Ltd.	8,000	312,666
MediaTek, Inc.	121,537	5,130,068
Mega Financial Holding Company, Ltd.	1,182,288	1,395,472
Micro-Star International Company, Ltd.	101,000	440,531
Nan Ya Plastics Corp.	620,000	593,190
Nanya Technology Corp. (A)	170,000	191,352
Nien Made Enterprise Company, Ltd.	18,000	220,054
Novatek Microelectronics Corp.	92,850	1,506,711
Pegatron Corp.	299,000	755,376
PharmaEssentia Corp. (A)	14,307	234,849
Phison Electronics Corp.	14,000	195,885
Pou Chen Corp.	364,000	372,729
President Chain Store Corp.	89,000	726,292
Quanta Computer, Inc. (A)	211,000	1,573,445
Realtek Semiconductor Corp.	48,000	786,418
Ruentex Development Company, Ltd.	149,250	153,296
Shin Kong Financial Holding Company, Ltd. (A)	2,593,696	956,934
SinoPac Financial Holdings Company, Ltd.	1,862,662	1,240,493
Synnex Technology International Corp.	114,000	252,716
Taishin Financial Holding Company, Ltd.	1,909,039	996,809
Taiwan Business Bank	672,288	297,435
Taiwan Cooperative Financial Holding Company, Ltd.	1,114,720	848,683
Taiwan High Speed Rail Corp.	315,000	267,400
Taiwan Mobile Company, Ltd.	265,000	940,421
Taiwan Semiconductor Manufacturing Company, Ltd.	753,000	21,377,732
Tatung Company, Ltd. (A)	118,000	149,792
TCC Group Holdings Company, Ltd.	866,117	802,938
Teco Electric & Machinery Company, Ltd.	109,000	167,336
The Shanghai Commercial & Savings Bank, Ltd.	480,265	705,764
Tripod Technology Corp.	36,000	206,547
Unimicron Technology Corp.	192,000	563,699
Uni-President Enterprises Corp.	459,000	1,102,186
United Microelectronics Corp.	1,154,000	1,630,891
Vanguard International Semiconductor Corp.	156,643	440,303
17	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Voltronic Power Technology Corp.	7,000	$328,299
Walsin Lihwa Corp.	265,000	171,099
Wan Hai Lines, Ltd.	130,950	337,785
Wistron Corp.	267,000	847,341
Wiwynn Corp.	18,064	1,078,768
WPG Holdings, Ltd.	107,000	225,823
WT Microelectronics Company, Ltd.	34,000	123,847
Yageo Corp.	60,471	867,842
Yang Ming Marine Transport Corp.	259,000	550,668
Yuanta Financial Holding Company, Ltd.	1,802,553	1,752,787
Zhen Ding Technology Holding, Ltd.	94,000	287,146
Thailand - 1.6%		9,281,988
Advanced Info Service PCL, NVDR	106,200	937,854
Airports of Thailand PCL, NVDR	250,800	287,176
Asset World Corp. PCL, NVDR	721,800	47,537
Bangkok Bank PCL, NVDR	59,100	247,687
Bangkok Dusit Medical Services PCL, NVDR	436,900	313,893
Bangkok Expressway & Metro PCL, NVDR	607,500	107,297
Berli Jucker PCL, NVDR	128,800	91,766
Bumrungrad Hospital PCL, NVDR	37,600	185,721
Central Pattana PCL, NVDR	146,800	223,024
Central Retail Corp. PCL, NVDR	434,100	307,983
Charoen Pokphand Foods PCL, NVDR	494,000	391,887
CP ALL PCL, NVDR	239,500	369,234
Delta Electronics Thailand PCL, NVDR	334,600	981,614
Global Power Synergy PCL, NVDR	87,586	81,936
Gulf Development PCL, NVDR (A)	410,122	601,586
Home Product Center PCL, NVDR	417,500	106,234
Indorama Ventures PCL, NVDR	252,500	143,616
Kasikornbank PCL, NVDR	55,100	263,088
Krung Thai Bank PCL, NVDR	341,300	222,731
Krungthai Card PCL, NVDR	108,800	151,450
Minor International PCL, NVDR	396,129	317,212
Muangthai Capital PCL, NVDR	78,200	105,344
PTT Exploration & Production PCL, NVDR	230,600	686,864
PTT Oil & Retail Business PCL, NVDR	261,900	113,682
PTT PCL, NVDR	853,200	791,774
SCB X PCL, NVDR	79,000	281,425
Thai Beverage PCL	859,400	329,096
The Siam Cement PCL, NVDR	26,300	125,969
TMBThanachart Bank PCL, NVDR	2,273,985	124,574
True Corp. PCL, NVDR (A)	946,200	342,734
Turkey - 0.6%		3,319,562
Akbank TAS	281,608	355,124
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,800	11,619
Arcelik AS (A)	4,911	14,519
Aselsan Elektronik Sanayi Ve Ticaret AS	62,678	220,010
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	10,481	27,388
BIM Birlesik Magazalar AS	25,739	301,830
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Coca-Cola Icecek AS	41,983	$56,873
Enka Insaat ve Sanayi AS	148,430	246,999
Eregli Demir ve Celik Fabrikalari TAS (A)	226,376	132,436
Ford Otomotiv Sanayi AS	3,817	87,883
KOC Holding AS	121,119	433,650
Oyak Cimento Fabrikalari AS (A)	41,099	25,049
Pegasus Hava Tasimaciligi AS (A)	12,908	74,811
Tofas Turk Otomobil Fabrikasi AS	3,446	17,920
Turk Hava Yollari AO (A)	50,347	372,107
Turkcell Iletisim Hizmetleri AS	114,199	266,941
Turkiye Is Bankasi AS, Class C	800,027	214,257
Turkiye Petrol Rafinerileri AS	76,639	248,491
Turkiye Sise ve Cam Fabrikalari AS	57,575	51,198
Yapi ve Kredi Bankasi AS (A)	271,140	160,457
United Kingdom - 0.1%		554,433
Anglogold Ashanti PLC	13,292	554,433
United States - 0.2%		1,016,700

BeiGene, Ltd. (A)	49,900	1,016,700

PREFERRED SECURITIES - 1.3%		$7,702,855
(Cost $8,847,518)
Brazil - 1.3%		7,395,810
Banco Bradesco SA	439,147	1,065,017
Centrais Eletricas Brasileiras SA, B Shares	27,860	237,342
Cia Energetica de Minas Gerais	269,126	520,530
Cia Paranaense de Energia, B Shares	135,500	275,959
Gerdau SA	197,696	523,451
Itau Unibanco Holding SA	278,765	1,751,945
Petroleo Brasileiro SA	570,400	3,021,566
Chile - 0.0%		307,045

Sociedad Quimica y Minera de Chile SA, B Shares	9,008	307,045

RIGHTS - 0.0%		$8,574
(Cost $0)
Samsung SDI Company, Ltd. (Expiration Date: 5-22-25; Strike Price: KRW 146,200) (A)	409	8,574

SHORT-TERM INVESTMENTS - 0.4%		$2,455,303
(Cost $2,455,267)
Short-term funds - 0.4%		2,455,303
John Hancock Collateral Trust, 4.2081% (E)(F)	169,022	1,690,756

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2762% (E)	764,547	764,547
Total investments (Multifactor Emerging Markets ETF) (Cost $477,130,127) - 101.2%		$584,306,644
Other assets and liabilities, net - (1.2%)		(6,996,667)
Total net assets - 100.0%		$577,309,977

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	18

MULTIFACTOR EMERGING MARKETS ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 4-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 4-30-25:
Financials	25.5%
Information technology	17.1%
Consumer discretionary	15.0%
Communication services	9.4%
Materials	7.4%
Industrials	6.8%
Consumer staples	5.8%
Energy	5.3%
Utilities	3.2%
Health care	3.0%
Real estate	1.1%
Short-term investments	0.4%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 4-30-25
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$890,509,056
(Cost $709,931,858)
Communication services – 7.3%		65,029,092
Diversified telecommunication services – 0.7%
AT&T, Inc.	109,490	3,032,873
Frontier Communications Parent, Inc. (A)	1,672	60,610
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	78,738	3,469,196
Entertainment – 1.3%
Electronic Arts, Inc.	8,763	1,271,424
Live Nation Entertainment, Inc. (A)(C)	4,673	618,939
Netflix, Inc. (A)	4,179	4,729,458
ROBLOX Corp., Class A (A)	4,677	313,593
Roku, Inc. (A)	3,037	207,063
Take-Two Interactive Software, Inc. (A)	5,172	1,206,731
The Walt Disney Company	22,135	2,013,178
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
TKO Group Holdings, Inc.	1,032	$168,123
Warner Brothers Discovery, Inc. (A)	65,647	569,159
Warner Music Group Corp., Class A	3,970	120,887
Interactive media and services – 4.2%
Alphabet, Inc., Class A	102,800	16,324,640
Alphabet, Inc., Class C	27,233	4,381,517
Match Group, Inc.	6,383	189,320
Meta Platforms, Inc., Class A	29,695	16,302,555
Pinterest, Inc., Class A (A)	12,192	308,701
Reddit, Inc., Class A (A)	402	46,861
Snap, Inc., Class A (A)	19,803	157,632
Media – 0.8%
Charter Communications, Inc., Class A (A)	2,057	806,056
Comcast Corp., Class A	66,873	2,287,057
EchoStar Corp., Class A (A)(C)	755	16,972
Fox Corp., Class A	11,748	584,933
Fox Corp., Class B	4,421	204,427
Liberty Broadband Corp., Series A (A)	495	44,080
Liberty Broadband Corp., Series C (A)	6,362	575,061
News Corp., Class A	13,628	369,591
News Corp., Class B (C)	4,328	135,986
Omnicom Group, Inc.	11,082	844,005
Paramount Global, Class A	239	5,416
Paramount Global, Class B	17,295	203,043
Sirius XM Holdings, Inc.	2,801	59,997
The Interpublic Group of Companies, Inc.	20,089	504,636
The New York Times Company, Class A	2,093	108,962
The Trade Desk, Inc., Class A (A)	9,243	495,702
Wireless telecommunication services – 0.3%
T-Mobile US, Inc.	9,276	2,290,708
Consumer discretionary – 10.0%		88,821,043
Automobile components – 0.1%
Aptiv PLC (A)	8,324	474,967
Autoliv, Inc.	3,836	357,630
Mobileye Global, Inc., Class A (A)	994	14,493
Automobiles – 0.9%
Ford Motor Company	75,212	752,872
General Motors Company	32,486	1,469,667
Rivian Automotive, Inc., Class A (A)(C)	10,631	145,219
Tesla, Inc. (A)	21,149	5,967,402
Broadline retail – 2.8%
Amazon.com, Inc. (A)	124,919	23,037,562
Coupang, Inc. (A)	9,461	221,104
eBay, Inc.	25,444	1,734,263
Distributors – 0.2%
Genuine Parts Company	7,140	839,307
LKQ Corp.	10,575	404,071
Pool Corp. (C)	1,349	395,446
19	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	384	$48,161
Duolingo, Inc. (A)	414	161,245
H&R Block, Inc.	940	56,748
Service Corp. International	7,993	638,641
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (A)	2,028	247,254
Aramark	10,852	362,782
Booking Holdings, Inc.	457	2,330,371
Carnival Corp. (A)	29,838	547,229
Cava Group, Inc. (A)	524	48,433
Chipotle Mexican Grill, Inc. (A)	31,220	1,577,234
Churchill Downs, Inc.	2,471	223,403
Darden Restaurants, Inc.	6,064	1,216,681
Domino’s Pizza, Inc.	1,187	582,069
DoorDash, Inc., Class A (A)	4,599	887,101
DraftKings, Inc., Class A (A)	8,304	276,440
Dutch Bros, Inc., Class A (A)	460	27,480
Expedia Group, Inc.	5,219	819,018
Hilton Worldwide Holdings, Inc.	4,921	1,109,587
Hyatt Hotels Corp., Class A	1,620	182,542
Las Vegas Sands Corp.	7,591	278,362
Light & Wonder, Inc. (A)	2,568	219,256
Marriott International, Inc., Class A	4,634	1,105,580
McDonald’s Corp.	9,439	3,017,176
Norwegian Cruise Line Holdings, Ltd. (A)	4,202	67,358
Royal Caribbean Cruises, Ltd.	8,859	1,903,888
Starbucks Corp.	15,454	1,237,093
Texas Roadhouse, Inc.	2,086	346,193
Wyndham Hotels & Resorts, Inc.	509	43,418
Wynn Resorts, Ltd.	3,135	251,772
Yum! Brands, Inc.	7,858	1,182,158
Household durables – 0.7%
D.R. Horton, Inc.	9,292	1,173,951
Garmin, Ltd.	5,833	1,090,013
Lennar Corp., A Shares	6,211	674,577
Lennar Corp., B Shares (C)	400	41,348
Mohawk Industries, Inc. (A)	352	37,435
NVR, Inc. (A)	189	1,346,767
PulteGroup, Inc.	10,997	1,128,072
SharkNinja, Inc. (A)	1,074	86,457
Somnigroup International, Inc. (C)	4,439	271,045
Toll Brothers, Inc.	2,560	258,227
TopBuild Corp. (A)	793	234,538
Leisure products – 0.0%
Hasbro, Inc.	6,509	402,907
Specialty retail – 2.4%
AutoZone, Inc. (A)	351	1,320,673
Best Buy Company, Inc.	13,884	925,924
Burlington Stores, Inc. (A)	2,293	516,017
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
CarMax, Inc. (A)	7,427	$480,304
Carvana Company (A)	2,311	564,693
Chewy, Inc., Class A (A)	2,116	79,350
Dick’s Sporting Goods, Inc.	3,210	602,645
Floor & Decor Holdings, Inc., Class A (A)	3,607	257,684
GameStop Corp., Class A (A)	5,439	151,531
Lithia Motors, Inc.	1,096	320,865
Lowe’s Companies, Inc.	7,837	1,752,040
Murphy USA, Inc.	472	235,325
O’Reilly Automotive, Inc. (A)	1,185	1,677,012
Penske Automotive Group, Inc.	662	103,054
Ross Stores, Inc.	10,672	1,483,408
The Gap, Inc.	5,079	111,230
The Home Depot, Inc.	12,235	4,410,595
The TJX Companies, Inc.	19,437	2,501,153
Tractor Supply Company	29,131	1,474,611
Ulta Beauty, Inc. (A)	2,634	1,042,116
Williams-Sonoma, Inc.	7,385	1,140,761
Textiles, apparel and luxury goods – 0.5%
Amer Sports, Inc. (A)	643	15,593
Birkenstock Holding PLC (A)	634	32,607
Deckers Outdoor Corp. (A)	6,938	768,939
Lululemon Athletica, Inc. (A)	3,424	927,116
NIKE, Inc., Class B	18,370	1,036,068
Ralph Lauren Corp.	1,517	341,249
Skechers USA, Inc., Class A (A)	3,831	183,965
Tapestry, Inc.	11,050	780,683
VF Corp.	2,510	29,819
Consumer staples – 6.2%		54,924,969
Beverages – 1.1%
Brown-Forman Corp., Class A (C)	2,117	73,269
Brown-Forman Corp., Class B	8,030	279,765
Coca-Cola Consolidated, Inc.	138	187,102
Constellation Brands, Inc., Class A	4,805	901,130
Keurig Dr. Pepper, Inc.	19,623	678,760
Molson Coors Beverage Company, Class B	6,912	397,647
Monster Beverage Corp. (A)	15,497	931,680
PepsiCo, Inc.	19,341	2,622,253
Primo Brands Corp.	909	29,697
The Coca-Cola Company	52,198	3,786,965
Consumer staples distribution and retail – 2.4%
Albertsons Companies, Inc., Class A	13,115	288,268
BJ’s Wholesale Club Holdings, Inc. (A)	5,167	607,433
Casey’s General Stores, Inc.	1,125	520,414
Costco Wholesale Corp.	5,139	5,110,736
Dollar General Corp.	6,483	607,392
Dollar Tree, Inc. (A)	9,608	785,646
Maplebear, Inc. (A)	1,861	74,235
Performance Food Group Company (A)	4,917	396,605
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	20

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Sprouts Farmers Market, Inc. (A)	1,184	$202,464
Sysco Corp.	16,985	1,212,729
Target Corp.	11,872	1,148,022
The Kroger Company	41,559	3,000,975
U.S. Foods Holding Corp. (A)	9,136	599,870
Walgreens Boots Alliance, Inc.	19,824	217,469
Walmart, Inc.	70,412	6,847,567
Food products – 1.0%
Archer-Daniels-Midland Company	14,354	685,404
Bunge Global SA	6,160	484,915
Conagra Brands, Inc.	18,269	451,427
General Mills, Inc.	19,204	1,089,635
Hormel Foods Corp.	9,734	291,047
Ingredion, Inc.	1,266	168,150
Lamb Weston Holdings, Inc.	5,452	287,920
McCormick & Company, Inc.	9,981	765,143
Mondelez International, Inc., Class A	23,211	1,581,365
Pilgrim’s Pride Corp.	785	42,845
The Campbell’s Company	9,004	328,286
The Hershey Company	4,565	763,222
The J.M. Smucker Company	4,030	468,568
The Kraft Heinz Company	19,772	575,365
Tyson Foods, Inc., Class A	10,376	635,426
Household products – 1.1%
Church & Dwight Company, Inc.	8,898	883,927
Colgate-Palmolive Company	14,139	1,303,474
Kimberly-Clark Corp.	8,263	1,088,898
The Clorox Company	5,107	726,726
The Procter & Gamble Company	33,398	5,429,513
Personal care products – 0.1%
BellRing Brands, Inc. (A)	647	49,910
Kenvue, Inc.	35,965	848,774
The Estee Lauder Companies, Inc., Class A	2,917	174,903
Tobacco – 0.5%
Altria Group, Inc.	24,920	1,474,018
Philip Morris International, Inc.	16,445	2,818,015
Energy – 3.6%		32,489,321
Energy equipment and services – 0.2%
Baker Hughes Company	27,810	984,474
Halliburton Company	25,621	507,808
Schlumberger, Ltd.	16,997	565,150
TechnipFMC PLC	8,040	226,487
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	1,842	30,485
Antero Resources Corp. (A)	5,672	197,556
APA Corp.	7,358	114,343
Cheniere Energy, Inc.	7,119	1,645,272
Chevron Corp.	24,938	3,393,064
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	25,702	$2,290,562
Coterra Energy, Inc.	30,351	745,421
Devon Energy Corp.	13,541	411,782
Diamondback Energy, Inc.	8,056	1,063,473
DT Midstream, Inc.	436	42,379
EOG Resources, Inc.	14,847	1,638,070
EQT Corp.	13,109	648,109
Expand Energy Corp.	4,630	481,057
Exxon Mobil Corp.	57,544	6,078,373
Hess Corp.	8,042	1,037,820
Kinder Morgan, Inc.	34,642	911,085
Kinetik Holdings, Inc.	289	11,947
Marathon Petroleum Corp.	9,021	1,239,576
Occidental Petroleum Corp.	17,245	679,625
ONEOK, Inc.	11,439	939,828
Ovintiv, Inc.	8,811	295,873
Permian Resources Corp.	4,011	47,330
Phillips 66	8,463	880,660
Range Resources Corp.	4,532	153,771
Targa Resources Corp.	6,974	1,191,857
Texas Pacific Land Corp.	540	695,990
The Williams Companies, Inc.	25,118	1,471,161
Valero Energy Corp.	16,099	1,868,933
Financials – 16.4%		146,222,656
Banks – 3.7%
Bank of America Corp.	97,154	3,874,502
Citigroup, Inc.	32,557	2,226,248
Citizens Financial Group, Inc.	19,089	704,193
Comerica, Inc.	1,053	56,599
Commerce Bancshares, Inc.	1,679	101,982
Cullen/Frost Bankers, Inc.	429	49,966
East West Bancorp, Inc.	6,132	524,593
Fifth Third Bancorp	33,842	1,216,281
First Citizens BancShares, Inc., Class A	476	846,871
First Horizon Corp.	17,650	319,112
Huntington Bancshares, Inc.	58,584	851,226
JPMorgan Chase & Co.	42,115	10,302,171
KeyCorp	43,863	650,927
M&T Bank Corp.	6,580	1,117,021
Pinnacle Financial Partners, Inc.	609	61,046
Regions Financial Corp.	51,151	1,043,992
SouthState Corp.	724	62,829
The PNC Financial Services Group, Inc.	8,331	1,338,708
Truist Financial Corp.	35,619	1,365,632
U.S. Bancorp	31,592	1,274,421
Webster Financial Corp.	5,537	261,900
Wells Fargo & Company	64,755	4,598,253
Western Alliance Bancorp	1,591	110,909
Wintrust Financial Corp.	529	58,809
21	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets – 3.8%
Ameriprise Financial, Inc.	2,568	$1,209,579
Ares Management Corp., Class A	4,536	691,876
BlackRock, Inc.	1,596	1,459,159
Cboe Global Markets, Inc.	2,665	591,097
CME Group, Inc.	5,185	1,436,660
Coinbase Global, Inc., Class A (A)	2,410	488,965
Evercore, Inc., Class A	417	85,606
FactSet Research Systems, Inc.	1,432	618,939
Franklin Resources, Inc.	11,865	222,587
Hamilton Lane, Inc., Class A	358	55,307
Houlihan Lokey, Inc.	1,187	192,389
Interactive Brokers Group, Inc., Class A	2,049	352,121
Intercontinental Exchange, Inc.	10,178	1,709,599
Jefferies Financial Group, Inc.	4,867	227,435
KKR & Company, Inc.	9,560	1,092,421
LPL Financial Holdings, Inc.	3,042	972,801
MarketAxess Holdings, Inc.	1,302	288,510
Moody’s Corp.	3,556	1,611,295
Morgan Stanley	23,008	2,655,583
Morningstar, Inc.	860	244,859
MSCI, Inc.	1,894	1,032,438
Nasdaq, Inc.	14,287	1,088,812
Northern Trust Corp.	8,877	834,260
Raymond James Financial, Inc.	8,073	1,106,324
Robinhood Markets, Inc., Class A (A)	15,509	761,647
S&P Global, Inc.	4,474	2,237,224
SEI Investments Company	5,818	455,491
State Street Corp.	13,094	1,153,581
Stifel Financial Corp.	2,646	226,736
T. Rowe Price Group, Inc.	8,535	755,774
The Bank of New York Mellon Corp.	23,662	1,902,661
The Blackstone Group, Inc.	7,586	999,152
The Carlyle Group, Inc.	5,782	223,416
The Charles Schwab Corp.	21,380	1,740,332
The Goldman Sachs Group, Inc.	5,477	2,998,931
Tradeweb Markets, Inc., Class A	2,626	363,176
Consumer finance – 1.1%
Ally Financial, Inc.	17,533	572,628
American Express Company	10,253	2,731,502
Capital One Financial Corp.	11,808	2,128,510
Discover Financial Services	13,604	2,485,043
SoFi Technologies, Inc. (A)	11,144	139,411
Synchrony Financial	25,053	1,301,503
Financial services – 3.9%
Affirm Holdings, Inc. (A)	2,890	143,806
Apollo Global Management, Inc.	9,544	1,302,565
Berkshire Hathaway, Inc., Class B (A)	21,284	11,349,693
Block, Inc. (A)	8,827	516,115
Corebridge Financial, Inc.	8,381	248,329
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Financial services (continued)
Corpay, Inc. (A)	3,182	$1,035,327
Equitable Holdings, Inc.	16,428	812,365
Fidelity National Information Services, Inc.	15,251	1,202,999
Fiserv, Inc. (A)	10,624	1,960,872
Global Payments, Inc.	8,180	624,216
Jack Henry & Associates, Inc.	2,871	497,918
Mastercard, Inc., Class A	11,318	6,202,943
PayPal Holdings, Inc. (A)	16,202	1,066,740
Rocket Companies, Inc., Class A (C)	2,196	28,350
Shift4 Payments, Inc., Class A (A)(C)	371	30,348
Toast, Inc., Class A (A)	5,993	213,231
UWM Holdings Corp. (C)	10	47
Visa, Inc., Class A	21,900	7,566,450
Insurance – 3.9%
Aflac, Inc.	14,027	1,524,454
American Financial Group, Inc.	3,152	399,232
American International Group, Inc.	25,518	2,080,227
Aon PLC, Class A	4,022	1,426,965
Arch Capital Group, Ltd.	15,355	1,392,391
Arthur J. Gallagher & Company	5,463	1,751,929
Assurant, Inc.	1,900	366,206
Brown & Brown, Inc.	8,756	968,414
Chubb, Ltd.	6,117	1,749,951
Cincinnati Financial Corp.	6,359	885,236
CNA Financial Corp.	1,165	56,106
Erie Indemnity Company, Class A	861	308,772
Everest Group, Ltd.	1,735	622,570
Fidelity National Financial, Inc.	12,711	814,140
Globe Life, Inc.	4,584	565,391
Kinsale Capital Group, Inc.	527	229,382
Loews Corp.	11,327	983,523
Markel Group, Inc. (A)	533	969,314
Marsh & McLennan Companies, Inc.	7,902	1,781,664
MetLife, Inc.	13,394	1,009,506
Old Republic International Corp.	9,761	367,014
Primerica, Inc.	1,027	269,146
Principal Financial Group, Inc.	10,661	790,513
Prudential Financial, Inc.	15,998	1,643,155
Reinsurance Group of America, Inc.	2,772	519,223
RenaissanceRe Holdings, Ltd.	1,683	407,168
The Allstate Corp.	8,693	1,724,604
The Hartford Financial Services Group, Inc.	19,117	2,345,082
The Progressive Corp.	7,442	2,096,709
The Travelers Companies, Inc.	7,677	2,027,726
Unum Group	6,555	509,061
W.R. Berkley Corp.	13,990	1,002,943
Willis Towers Watson PLC	4,448	1,369,094
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	22

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 10.8%		$96,172,878
Biotechnology – 1.7%
AbbVie, Inc.	21,838	4,260,594
Alnylam Pharmaceuticals, Inc. (A)	2,432	640,200
Amgen, Inc.	9,174	2,668,900
Biogen, Inc. (A)	4,990	604,189
BioMarin Pharmaceutical, Inc. (A)	5,936	378,064
Exact Sciences Corp. (A)	3,578	163,300
Exelixis, Inc. (A)	2,330	91,220
Gilead Sciences, Inc.	23,718	2,526,916
Incyte Corp. (A)	4,810	301,395
Insmed, Inc. (A)	1,215	87,480
Moderna, Inc. (A)	5,679	162,079
Natera, Inc. (A)	1,489	224,735
Neurocrine Biosciences, Inc. (A)	2,614	281,502
Regeneron Pharmaceuticals, Inc.	1,699	1,017,293
Roivant Sciences, Ltd. (A)(C)	2,893	33,617
Sarepta Therapeutics, Inc. (A)	1,510	94,224
Summit Therapeutics, Inc. (A)	658	15,871
United Therapeutics Corp. (A)	1,570	475,851
Vaxcyte, Inc. (A)	1,813	64,978
Vertex Pharmaceuticals, Inc. (A)	3,051	1,554,485
Health care equipment and supplies – 2.4%
Abbott Laboratories	24,501	3,203,506
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (A)	1,215	210,560
Baxter International, Inc.	15,057	469,327
Becton, Dickinson and Company	5,461	1,130,918
Boston Scientific Corp. (A)	22,903	2,356,032
DexCom, Inc. (A)	9,862	703,950
Edwards Lifesciences Corp. (A)	11,288	852,131
GE HealthCare Technologies, Inc.	14,675	1,032,093
Globus Medical, Inc., Class A (A)	1,423	102,129
Hologic, Inc. (A)	11,236	653,935
IDEXX Laboratories, Inc. (A)	2,241	969,569
Insulet Corp. (A)	1,691	426,622
Intuitive Surgical, Inc. (A)	4,042	2,084,864
Masimo Corp. (A)	246	39,596
Medtronic PLC	16,905	1,432,868
Penumbra, Inc. (A)	433	126,800
ResMed, Inc.	5,363	1,268,832
Solventum Corp. (A)	3,601	238,098
STERIS PLC	3,529	793,107
Stryker Corp.	4,545	1,699,466
The Cooper Companies, Inc. (A)	7,000	571,690
Zimmer Biomet Holdings, Inc.	7,400	762,570
Health care providers and services – 2.7%
Cardinal Health, Inc.	9,994	1,412,052
Cencora, Inc.	6,277	1,837,090
Centene Corp. (A)	17,175	1,027,924
Chemed Corp.	433	251,794
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	23,689	$1,580,293
DaVita, Inc. (A)	1,952	276,306
Elevance Health, Inc.	4,440	1,867,375
Encompass Health Corp.	2,512	293,879
HCA Healthcare, Inc.	2,605	898,933
HealthEquity, Inc. (A)	496	42,517
Henry Schein, Inc. (A)	6,551	425,618
Hims & Hers Health, Inc. (A)(C)	693	22,938
Humana, Inc.	3,443	902,892
Labcorp Holdings, Inc.	4,474	1,078,279
McKesson Corp.	2,562	1,826,168
Molina Healthcare, Inc. (A)	2,549	833,548
Quest Diagnostics, Inc.	7,109	1,266,966
Tenet Healthcare Corp. (A)	2,853	407,836
The Cigna Corp.	5,684	1,932,787
The Ensign Group, Inc.	407	52,499
UnitedHealth Group, Inc.	12,233	5,033,146
Universal Health Services, Inc., Class B	3,718	658,346
Health care technology – 0.1%
Doximity, Inc., Class A (A)	605	34,412
Veeva Systems, Inc., Class A (A)	3,141	734,020
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	9,688	1,042,429
Avantor, Inc. (A)	21,188	275,232
Bio-Rad Laboratories, Inc., Class A (A)	740	180,619
Bio-Techne Corp.	4,099	206,385
Charles River Laboratories International, Inc. (A)	1,801	213,635
Danaher Corp.	8,700	1,734,171
ICON PLC (A)	601	91,015
Illumina, Inc. (A)	2,577	199,975
IQVIA Holdings, Inc. (A)	6,489	1,006,249
Medpace Holdings, Inc. (A)	531	163,755
Mettler-Toledo International, Inc. (A)	857	917,478
Repligen Corp. (A)	1,209	166,830
Revvity, Inc.	4,773	445,941
Tempus AI, Inc. (A)	330	17,051
Thermo Fisher Scientific, Inc.	5,586	2,396,394
Waters Corp. (A)	2,529	879,409
West Pharmaceutical Services, Inc.	2,414	510,054
Pharmaceuticals – 2.7%
Bristol-Myers Squibb Company	34,965	1,755,243
Eli Lilly & Company	10,796	9,705,064
Jazz Pharmaceuticals PLC (A)	563	65,848
Johnson & Johnson	35,993	5,626,066
Merck & Company, Inc.	34,867	2,970,668
Pfizer, Inc.	91,082	2,223,312
Royalty Pharma PLC, Class A	9,808	321,899
Viatris, Inc.	39,714	334,392
Zoetis, Inc.	7,880	1,232,432
23	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials – 12.1%		$107,903,961
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (A)	1,258	771,531
BWX Technologies, Inc.	1,568	171,100
Curtiss-Wright Corp.	955	329,370
General Dynamics Corp.	4,780	1,300,734
General Electric Company	12,633	2,546,055
HEICO Corp.	1,105	277,090
HEICO Corp., Class A	2,035	408,893
Howmet Aerospace, Inc.	8,342	1,156,034
L3Harris Technologies, Inc.	5,741	1,263,135
Lockheed Martin Corp.	3,610	1,724,678
Northrop Grumman Corp.	2,617	1,273,171
Rocket Lab USA, Inc. (A)(C)	1,318	28,719
RTX Corp.	23,011	2,902,377
Standardaero, Inc. (A)	521	14,077
Textron, Inc.	10,036	706,233
The Boeing Company (A)	6,550	1,200,222
TransDigm Group, Inc.	1,124	1,588,291
Woodward, Inc.	1,376	258,096
Air freight and logistics – 0.4%
C.H. Robinson Worldwide, Inc.	5,865	523,275
Expeditors International of Washington, Inc.	7,066	776,624
FedEx Corp.	5,472	1,150,926
United Parcel Service, Inc., Class B	9,385	894,391
Building products – 1.1%
A.O. Smith Corp.	4,852	329,257
Advanced Drainage Systems, Inc.	2,243	254,558
Allegion PLC	4,813	669,970
Builders FirstSource, Inc. (A)	6,578	786,926
Carlisle Companies, Inc.	2,580	979,058
Carrier Global Corp.	19,196	1,200,518
Fortune Brands Innovations, Inc.	5,857	315,224
Johnson Controls International PLC	16,271	1,365,137
Lennox International, Inc.	1,279	699,293
Masco Corp.	8,801	533,429
Owens Corning	5,238	761,658
Trane Technologies PLC	5,418	2,076,774
Commercial services and supplies – 0.9%
Cintas Corp.	8,145	1,724,134
Clean Harbors, Inc. (A)	1,572	336,314
Copart, Inc. (A)	18,780	1,146,143
Republic Services, Inc.	5,909	1,481,682
Rollins, Inc.	9,503	542,906
Tetra Tech, Inc.	7,408	231,056
Veralto Corp.	5,308	509,037
Waste Management, Inc.	10,840	2,529,622
Construction and engineering – 0.3%
AECOM	4,897	483,089
API Group Corp. (A)	4,521	171,029
Comfort Systems USA, Inc.	691	274,707
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	1,411	$565,388
MasTec, Inc. (A)	798	101,601
Quanta Services, Inc.	5,057	1,480,133
Electrical equipment – 1.1%
Acuity, Inc.	462	112,548
AMETEK, Inc.	8,782	1,489,252
Eaton Corp. PLC	6,664	1,961,682
Emerson Electric Company	13,164	1,383,668
GE Vernova, Inc.	3,291	1,220,369
Generac Holdings, Inc. (A)	782	89,445
Hubbell, Inc.	2,111	766,673
nVent Electric PLC	3,923	215,412
Regal Rexnord Corp.	1,867	197,603
Rockwell Automation, Inc.	4,802	1,189,359
Vertiv Holdings Company, Class A	10,099	862,253
Ground transportation – 1.0%
CSX Corp.	48,287	1,355,416
J.B. Hunt Transport Services, Inc.	4,730	617,643
Knight-Swift Transportation Holdings, Inc.	5,330	208,776
Norfolk Southern Corp.	6,473	1,450,276
Old Dominion Freight Line, Inc.	4,759	729,460
Saia, Inc. (A)	531	129,564
Uber Technologies, Inc. (A)	19,270	1,561,063
U-Haul Holding Company (A)	401	24,617
U-Haul Holding Company, Series N	3,854	211,199
Union Pacific Corp.	10,428	2,248,902
XPO, Inc. (A)	2,721	288,753
Industrial conglomerates – 0.4%
3M Company	9,824	1,364,652
Honeywell International, Inc.	10,267	2,161,204
Machinery – 2.6%
Allison Transmission Holdings, Inc.	1,652	152,380
Caterpillar, Inc.	9,484	2,933,117
Chart Industries, Inc. (A)	361	48,728
CNH Industrial NV	15,425	178,467
Crane Company	611	98,359
Cummins, Inc.	6,032	1,772,443
Deere & Company	5,196	2,408,658
Donaldson Company, Inc.	3,548	233,210
Dover Corp.	6,510	1,110,932
Fortive Corp.	11,985	835,235
Graco, Inc.	5,759	469,992
IDEX Corp.	2,821	490,769
Illinois Tool Works, Inc.	6,682	1,603,079
Ingersoll Rand, Inc.	13,153	992,131
ITT, Inc.	2,224	304,732
Lincoln Electric Holdings, Inc.	2,188	385,526
Mueller Industries, Inc.	1,629	119,829
Nordson Corp.	1,836	348,051
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	24

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Otis Worldwide Corp.	11,286	$1,086,503
PACCAR, Inc.	16,563	1,494,148
Parker-Hannifin Corp.	3,210	1,942,243
Pentair PLC	6,324	573,777
RBC Bearings, Inc. (A)	459	150,814
Snap-on, Inc.	2,307	723,960
Stanley Black & Decker, Inc.	6,441	386,589
Symbotic, Inc. (A)(C)	334	7,208
The Middleby Corp. (A)	350	46,673
The Toro Company	4,002	273,257
Wabtec Corp.	6,182	1,142,063
Xylem, Inc.	7,731	932,127
Passenger airlines – 0.1%
Alaska Air Group, Inc. (A)	275	12,174
American Airlines Group, Inc. (A)(C)	1,348	13,413
Delta Air Lines, Inc.	8,393	349,401
Southwest Airlines Company	6,777	189,485
United Airlines Holdings, Inc. (A)	4,352	299,505
Professional services – 1.3%
Automatic Data Processing, Inc.	6,626	1,991,776
Booz Allen Hamilton Holding Corp.	5,522	662,750
Broadridge Financial Solutions, Inc.	4,397	1,065,833
CACI International, Inc., Class A (A)	553	253,202
Dayforce, Inc. (A)	4,877	282,232
Equifax, Inc.	4,668	1,214,287
Genpact, Ltd.	1,250	62,825
Jacobs Solutions, Inc.	3,073	380,437
Leidos Holdings, Inc.	5,607	825,238
Paychex, Inc.	7,674	1,128,999
Paycom Software, Inc.	1,655	374,675
Paylocity Holding Corp. (A)	1,089	209,197
SS&C Technologies Holdings, Inc.	8,464	639,878
TransUnion	6,744	559,482
UL Solutions, Inc., Class A	493	28,195
Verisk Analytics, Inc.	5,539	1,641,926
Trading companies and distributors – 0.9%
Applied Industrial Technologies, Inc.	269	65,442
Core & Main, Inc., Class A (A)	3,917	206,348
Fastenal Company	21,303	1,724,904
Ferguson Enterprises, Inc.	5,352	908,020
FTAI Aviation, Ltd.	1,239	132,709
United Rentals, Inc.	4,169	2,632,515
W.W. Grainger, Inc.	1,343	1,375,648
Watsco, Inc. (C)	1,112	511,342
WESCO International, Inc.	1,618	263,669
Information technology – 23.0%		205,292,494
Communications equipment – 0.9%
Arista Networks, Inc. (A)	16,542	1,360,910
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Ciena Corp. (A)	2,628	$176,496
Cisco Systems, Inc.	57,865	3,340,546
F5, Inc. (A)	2,536	671,381
Juniper Networks, Inc.	15,286	555,188
Motorola Solutions, Inc.	3,509	1,545,329
Ubiquiti, Inc.	196	63,984
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	34,399	2,647,003
CDW Corp.	5,204	835,554
Coherent Corp. (A)	2,811	180,804
Corning, Inc.	33,936	1,506,080
Flex, Ltd. (A)	20,342	698,544
Jabil, Inc.	5,859	858,695
Keysight Technologies, Inc. (A)	7,391	1,074,651
TD SYNNEX Corp.	1,547	171,408
TE Connectivity PLC	11,782	1,724,649
Teledyne Technologies, Inc. (A)	1,561	727,473
Trimble, Inc. (A)	8,810	547,453
Zebra Technologies Corp., Class A (A)	2,013	503,894
IT services – 1.7%
Accenture PLC, Class A	9,344	2,795,258
Akamai Technologies, Inc. (A)	6,733	542,545
Amdocs, Ltd.	6,014	532,720
Cloudflare, Inc., Class A (A)	5,777	697,746
Cognizant Technology Solutions Corp., Class A	18,516	1,362,222
EPAM Systems, Inc. (A)	1,660	260,471
Gartner, Inc. (A)	3,204	1,349,140
GoDaddy, Inc., Class A (A)	4,612	868,578
IBM Corp.	16,668	4,030,656
Kyndryl Holdings, Inc. (A)	2,708	87,793
MongoDB, Inc. (A)	1,347	231,913
Okta, Inc. (A)	3,820	428,451
Snowflake, Inc., Class A (A)	3,073	490,113
Twilio, Inc., Class A (A)	4,636	448,348
VeriSign, Inc. (A)	3,341	942,563
Semiconductors and semiconductor equipment – 6.9%
Advanced Micro Devices, Inc. (A)	21,282	2,071,803
Analog Devices, Inc.	8,826	1,720,364
Applied Materials, Inc.	16,492	2,485,509
Astera Labs, Inc. (A)	731	47,742
Broadcom, Inc.	55,322	10,647,825
Credo Technology Group Holding, Ltd. (A)	698	30,049
Enphase Energy, Inc. (A)	3,274	145,988
Entegris, Inc.	5,072	401,297
First Solar, Inc. (A)	3,308	416,213
GlobalFoundries, Inc. (A)(C)	1,824	63,968
Intel Corp.	69,149	1,389,895
KLA Corp.	3,013	2,117,205
Lam Research Corp.	25,467	1,825,220
25	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	404	$41,915
Marvell Technology, Inc.	23,108	1,348,814
Microchip Technology, Inc.	22,864	1,053,573
Micron Technology, Inc.	19,846	1,527,150
Monolithic Power Systems, Inc.	1,362	807,802
NVIDIA Corp.	234,467	25,538,146
NXP Semiconductors NV	5,691	1,048,908
ON Semiconductor Corp. (A)	14,961	593,952
Qualcomm, Inc.	19,413	2,882,054
Skyworks Solutions, Inc.	7,327	470,980
Teradyne, Inc.	7,138	529,711
Texas Instruments, Inc.	15,214	2,435,001
Universal Display Corp.	906	113,821
Software – 7.9%
Adobe, Inc. (A)	5,091	1,909,023
ANSYS, Inc. (A)	3,106	999,759
Appfolio, Inc., Class A (A)	216	44,608
AppLovin Corp., Class A (A)	3,943	1,061,889
Atlassian Corp., Class A (A)	1,697	387,442
Aurora Innovation, Inc. (A)(C)	11,583	83,861
Autodesk, Inc. (A)	3,857	1,057,782
Bentley Systems, Inc., Class B	4,411	189,629
Cadence Design Systems, Inc. (A)	5,801	1,727,190
Confluent, Inc., Class A (A)	1,337	31,834
Crowdstrike Holdings, Inc., Class A (A)	3,092	1,326,066
Datadog, Inc., Class A (A)	5,656	577,817
DocuSign, Inc. (A)	4,389	358,801
Dropbox, Inc., Class A (A)	7,725	220,549
Dynatrace, Inc. (A)	7,519	353,167
Elastic NV (A)	857	73,873
Fair Isaac Corp. (A)	864	1,719,084
Fortinet, Inc. (A)	13,955	1,447,971
Gen Digital, Inc.	25,399	657,072
Gitlab, Inc., Class A (A)(C)	1,782	83,166
Guidewire Software, Inc. (A)	1,758	359,986
HubSpot, Inc. (A)	1,213	741,750
Intuit, Inc.	3,932	2,467,212
Klaviyo, Inc., Class A (A)	434	13,211
Manhattan Associates, Inc. (A)	1,899	336,864
Microsoft Corp.	85,182	33,669,029
Nutanix, Inc., Class A (A)	3,179	218,397
Oracle Corp.	22,673	3,190,545
Palantir Technologies, Inc., Class A (A)	24,108	2,855,352
Palo Alto Networks, Inc. (A)	8,479	1,584,979
Procore Technologies, Inc. (A)	2,146	137,537
PTC, Inc. (A)	3,693	572,304
Roper Technologies, Inc.	2,212	1,238,897
Rubrik, Inc., Class A (A)	263	18,549
Salesforce, Inc.	10,939	2,939,419
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Samsara, Inc., Class A (A)	3,966	$157,292
ServiceNow, Inc. (A)	1,898	1,812,609
Synopsys, Inc. (A)	3,443	1,580,371
Tyler Technologies, Inc. (A)	1,476	801,911
Unity Software, Inc. (A)(C)	1,934	40,749
Workday, Inc., Class A (A)	3,216	787,920
Zoom Communications, Inc., Class A (A)	5,971	462,991
Zscaler, Inc. (A)	1,984	448,721
Technology hardware, storage and peripherals – 4.3%
Apple, Inc.	157,672	33,505,300
Dell Technologies, Inc., Class C	5,156	473,115
Hewlett Packard Enterprise Company	46,356	751,894
HP, Inc.	33,906	866,976
NetApp, Inc.	11,289	1,013,188
Pure Storage, Inc., Class A (A)	6,794	308,176
Seagate Technology Holdings PLC	8,069	734,521
Super Micro Computer, Inc. (A)(C)	8,824	281,133
Western Digital Corp. (A)	13,624	597,549
Materials – 3.3%		29,824,329
Chemicals – 1.7%
Air Products & Chemicals, Inc.	4,331	1,174,091
Albemarle Corp. (C)	3,592	210,312
Axalta Coating Systems, Ltd. (A)	1,783	57,948
CF Industries Holdings, Inc.	9,339	731,897
Corteva, Inc.	21,305	1,320,697
Dow, Inc.	27,910	853,767
DuPont de Nemours, Inc.	14,765	974,342
Eastman Chemical Company	6,033	464,541
Ecolab, Inc.	4,936	1,241,058
International Flavors & Fragrances, Inc.	8,028	629,877
Linde PLC	6,004	2,721,193
LyondellBasell Industries NV, Class A	12,641	735,833
PPG Industries, Inc.	9,512	1,035,476
RPM International, Inc.	5,290	564,708
The Mosaic Company	15,069	458,098
The Sherwin-Williams Company	5,590	1,972,823
Westlake Corp.	1,706	157,686
Construction materials – 0.3%
CRH PLC	2,620	250,000
Eagle Materials, Inc.	471	106,630
Martin Marietta Materials, Inc.	2,277	1,193,102
Vulcan Materials Company	4,598	1,206,193
Containers and packaging – 0.6%
Amcor PLC	75,394	693,625
AptarGroup, Inc.	2,456	368,277
Avery Dennison Corp.	3,112	532,494
Ball Corp.	13,421	697,087
Crown Holdings, Inc.	5,666	545,806
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	26

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Graphic Packaging Holding Company	10,305	$260,820
International Paper Company	18,774	857,596
Packaging Corp. of America	4,483	832,090
Smurfit WestRock PLC	7,022	295,064
Metals and mining – 0.7%
Alcoa Corp.	3,060	75,062
ATI, Inc. (A)	1,722	93,642
Carpenter Technology Corp.	244	47,729
Freeport-McMoRan, Inc.	31,782	1,145,105
Newmont Corp.	27,396	1,443,221
Nucor Corp.	10,862	1,296,597
Reliance, Inc.	3,004	865,843
Royal Gold, Inc.	740	135,205
Southern Copper Corp.	2,299	205,806
Steel Dynamics, Inc.	9,318	1,208,638
U.S. Steel Corp.	3,760	164,350
Real estate – 2.9%		25,738,800
Diversified REITs – 0.1%
WP Carey, Inc.	5,283	329,871
Health care REITs – 0.4%
Alexandria Real Estate Equities, Inc.	4,038	293,401
Healthpeak Properties, Inc.	15,124	269,812
Omega Healthcare Investors, Inc.	4,972	194,157
Ventas, Inc.	10,664	747,333
Welltower, Inc.	9,831	1,500,112
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18,960	267,715
Industrial REITs – 0.2%
EastGroup Properties, Inc.	1,051	171,754
Lineage, Inc.	253	12,202
Prologis, Inc.	12,126	1,239,277
Rexford Industrial Realty, Inc.	3,985	131,904
Office REITs – 0.0%
BXP, Inc.	4,070	259,381
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	15,793	1,929,589
CoStar Group, Inc. (A)	10,900	808,453
Jones Lang LaSalle, Inc. (A)	2,327	529,183
Zillow Group, Inc., Class A (A)	847	55,885
Zillow Group, Inc., Class C (A)	5,139	346,009
Residential REITs – 0.5%
American Homes 4 Rent, Class A	7,936	296,727
AvalonBay Communities, Inc.	3,703	777,556
Camden Property Trust	2,720	309,536
Equity LifeStyle Properties, Inc.	4,495	291,186
Equity Residential	9,450	663,957
Essex Property Trust, Inc.	1,722	480,696
Invitation Homes, Inc.	14,723	503,379
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	3,046	$486,294
Sun Communities, Inc.	3,157	392,826
UDR, Inc.	8,298	347,520
Retail REITs – 0.3%
Brixmor Property Group, Inc.	2,717	67,680
Federal Realty Investment Trust	2,165	203,553
Kimco Realty Corp.	15,387	307,432
NNN REIT, Inc.	4,629	190,298
Realty Income Corp.	16,145	934,150
Regency Centers Corp.	4,549	328,347
Simon Property Group, Inc.	6,125	963,953
Specialized REITs – 1.0%
American Tower Corp.	5,608	1,264,099
Crown Castle, Inc.	7,798	824,716
CubeSmart	5,408	219,943
Digital Realty Trust, Inc.	6,511	1,045,276
Equinix, Inc.	1,236	1,063,887
Extra Space Storage, Inc.	4,961	726,886
Gaming and Leisure Properties, Inc.	6,433	307,883
Iron Mountain, Inc.	7,660	686,872
Lamar Advertising Company, Class A	2,222	252,886
Public Storage	2,063	619,787
SBA Communications Corp.	2,652	645,497
VICI Properties, Inc.	24,543	785,867
Weyerhaeuser Company	25,630	664,073
Utilities – 4.3%		38,089,513
Electric utilities – 2.5%
Alliant Energy Corp.	9,994	610,034
American Electric Power Company, Inc.	15,678	1,698,555
Constellation Energy Corp.	6,271	1,401,192
Duke Energy Corp.	16,255	1,983,435
Edison International	18,009	963,662
Entergy Corp.	23,126	1,923,389
Evergy, Inc.	11,482	793,406
Eversource Energy	14,531	864,304
Exelon Corp.	43,251	2,028,472
FirstEnergy Corp.	22,130	948,934
NextEra Energy, Inc.	19,559	1,308,106
NRG Energy, Inc.	6,516	714,023
OGE Energy Corp.	2,914	132,237
PG&E Corp.	77,636	1,282,547
Pinnacle West Capital Corp.	6,122	582,692
PPL Corp.	35,905	1,310,533
The Southern Company	20,026	1,840,189
Xcel Energy, Inc.	22,284	1,575,479
Gas utilities – 0.1%
Atmos Energy Corp.	5,046	810,539
27	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers – 0.3%
The AES Corp.	31,137	$311,370
Vistra Corp.	14,771	1,914,765
Multi-utilities – 1.3%
Ameren Corp.	11,797	1,170,734
CenterPoint Energy, Inc.	28,699	1,112,947
CMS Energy Corp.	11,694	861,263
Consolidated Edison, Inc.	15,756	1,776,489
Dominion Energy, Inc.	19,116	1,039,528
DTE Energy Company	8,699	1,191,763
NiSource, Inc.	20,124	787,050
Public Service Enterprise Group, Inc.	21,335	1,705,307
Sempra	14,335	1,064,660
WEC Energy Group, Inc.	11,255	1,232,648
Water utilities – 0.1%
American Water Works Company, Inc.	5,724	841,485
Essential Utilities, Inc.	7,483	307,776

SHORT-TERM INVESTMENTS – 0.1%		$846,668
(Cost $846,665)
Short-term funds – 0.1%		846,668
John Hancock Collateral Trust, 4.2081% (D)(E)	3,624	36,256

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2762% (D)	810,412	810,412
Total investments (Multifactor Large Cap ETF) (Cost $710,778,523) 100.0%		$891,355,724
Other assets and liabilities, net 0.0%		194,795
Total net assets 100.0%		$891,550,519

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 4-30-25.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 4-30-25
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$3,785,378,359
(Cost $3,289,705,510)
Communication services – 3.0%		114,613,586
Diversified telecommunication services – 0.2%
AST SpaceMobile, Inc. (A)(B)	36,706	851,946
Frontier Communications Parent, Inc. (A)	192,542	6,979,648
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI Liberty, Inc. (A)(C)	32,082	$0
Entertainment – 1.1%
Live Nation Entertainment, Inc. (A)(B)	42,834	5,673,363
ROBLOX Corp., Class A (A)	82,066	5,502,525
Roku, Inc. (A)	55,351	3,773,831
Take-Two Interactive Software, Inc. (A)	72,066	16,814,439
TKO Group Holdings, Inc.	22,615	3,684,210
Warner Brothers Discovery, Inc. (A)	678,246	5,880,393
Warner Music Group Corp., Class A	44,696	1,360,993
Interactive media and services – 0.3%
Match Group, Inc.	109,484	3,247,295
Pinterest, Inc., Class A (A)	165,954	4,201,955
Reddit, Inc., Class A (A)	12,042	1,403,736
Snap, Inc., Class A (A)	202,473	1,611,685
Media – 1.4%
EchoStar Corp., Class A (A)	64,250	1,444,340
Fox Corp., Class A	141,353	7,037,966
Fox Corp., Class B	87,234	4,033,700
Liberty Broadband Corp., Series A (A)	8,478	754,966
Liberty Broadband Corp., Series C (A)	72,927	6,591,872
News Corp., Class A	229,323	6,219,240
News Corp., Class B (B)	90,731	2,850,768
Omnicom Group, Inc.	105,640	8,045,542
Paramount Global, Class A	2,157	48,878
Paramount Global, Class B	256,606	3,012,554
Sirius XM Holdings, Inc.	19,959	427,522
The Interpublic Group of Companies, Inc.	312,191	7,842,238
The New York Times Company, Class A	102,151	5,317,981
Consumer discretionary – 10.9%		414,650,569
Automobile components – 0.6%
Aptiv PLC (A)	105,742	6,033,639
Autoliv, Inc.	67,935	6,333,580
BorgWarner, Inc.	186,419	5,290,571
Gentex Corp.	171,241	3,729,629
Mobileye Global, Inc., Class A (A)	30,935	451,032
Automobiles – 0.1%
Lucid Group, Inc. (A)(B)	398,430	1,000,059
Rivian Automotive, Inc., Class A (A)(B)	279,259	3,814,678
Broadline retail – 0.5%
Dillard’s, Inc., Class A (B)	2,598	900,623
eBay, Inc.	210,114	14,321,370
Etsy, Inc. (A)	44,596	1,939,034
Ollie’s Bargain Outlet Holdings, Inc. (A)	17,991	1,909,025
Distributors – 0.5%
Genuine Parts Company	64,973	7,637,576
LKQ Corp.	173,693	6,636,810
Pool Corp.	19,360	5,675,190
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	28

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services – 0.8%
ADT, Inc.	412,167	$3,305,579
Bright Horizons Family Solutions, Inc. (A)	30,499	3,825,185
Duolingo, Inc. (A)	11,871	4,623,517
H&R Block, Inc.	77,981	4,707,713
Service Corp. International	145,703	11,641,670
Stride, Inc. (A)	14,947	2,126,211
Hotels, restaurants and leisure – 2.4%
Aramark	188,957	6,316,833
Brinker International, Inc. (A)	14,362	1,928,817
Caesars Entertainment, Inc. (A)	80,109	2,167,750
Carnival Corp. (A)	301,470	5,528,960
Cava Group, Inc. (A)	24,286	2,244,755
Choice Hotels International, Inc.	17,431	2,198,223
Churchill Downs, Inc.	41,108	3,716,574
Darden Restaurants, Inc.	56,912	11,418,824
Domino’s Pizza, Inc.	13,300	6,521,921
DraftKings, Inc., Class A (A)	96,575	3,214,982
Dutch Bros, Inc., Class A (A)	24,485	1,462,734
Expedia Group, Inc.	46,914	7,362,214
Hyatt Hotels Corp., Class A	20,770	2,340,364
Life Time Group Holdings, Inc. (A)	30,584	937,705
Light & Wonder, Inc. (A)	56,192	4,797,673
Norwegian Cruise Line Holdings, Ltd. (A)	297,649	4,771,313
Planet Fitness, Inc., Class A (A)	38,177	3,611,162
Texas Roadhouse, Inc.	37,987	6,304,323
Vail Resorts, Inc.	25,519	3,552,245
Wingstop, Inc.	10,122	2,671,095
Wyndham Hotels & Resorts, Inc.	59,760	5,097,528
Wynn Resorts, Ltd.	43,521	3,495,172
Household durables – 1.9%
Garmin, Ltd.	59,360	11,092,603
Mohawk Industries, Inc. (A)	34,131	3,629,832
NVR, Inc. (A)	1,664	11,857,248
PulteGroup, Inc.	131,615	13,501,067
SharkNinja, Inc. (A)	30,529	2,457,585
Somnigroup International, Inc. (B)	105,501	6,441,891
Taylor Morrison Home Corp. (A)	65,467	3,754,532
Toll Brothers, Inc.	85,815	8,656,159
TopBuild Corp. (A)	22,752	6,729,132
Whirlpool Corp. (B)	42,788	3,263,869
Leisure products – 0.3%
Hasbro, Inc.	97,265	6,020,704
Mattel, Inc. (A)	240,480	3,821,227
Specialty retail – 2.9%
AutoNation, Inc. (A)	39,739	6,920,547
Bath & Body Works, Inc.	102,001	3,112,051
Best Buy Company, Inc.	116,318	7,757,247
Burlington Stores, Inc. (A)	33,069	7,441,848
CarMax, Inc. (A)	92,631	5,990,447
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Carvana Company (A)	29,351	$7,171,917
Chewy, Inc., Class A (A)	40,636	1,523,850
Dick’s Sporting Goods, Inc.	36,365	6,827,165
Floor & Decor Holdings, Inc., Class A (A)	61,857	4,419,064
GameStop Corp., Class A (A)	172,390	4,802,785
Group 1 Automotive, Inc.	5,132	2,071,429
Lithia Motors, Inc.	21,497	6,293,462
Murphy USA, Inc.	11,231	5,599,440
Penske Automotive Group, Inc.	17,291	2,691,690
RH (A)	3,927	722,686
The Gap, Inc.	177,113	3,878,775
Tractor Supply Company	264,682	13,398,203
Ulta Beauty, Inc. (A)	23,322	9,227,116
Williams-Sonoma, Inc.	71,925	11,110,255
Textiles, apparel and luxury goods – 0.9%
Amer Sports, Inc. (A)	20,432	495,476
Birkenstock Holding PLC (A)	17,856	918,334
Crocs, Inc. (A)	42,455	4,093,511
Deckers Outdoor Corp. (A)	74,067	8,208,846
Levi Strauss & Company, Class A	59,156	947,088
Ralph Lauren Corp.	21,944	4,936,303
Skechers USA, Inc., Class A (A)	92,490	4,441,370
Tapestry, Inc.	129,440	9,144,936
VF Corp. (B)	144,362	1,715,021
Consumer staples – 4.7%		177,752,399
Beverages – 0.4%
Brown-Forman Corp., Class A	8,413	291,174
Brown-Forman Corp., Class B	51,182	1,783,181
Celsius Holdings, Inc. (A)	39,900	1,394,904
Coca-Cola Consolidated, Inc.	3,035	4,114,883
Molson Coors Beverage Company, Class B	111,426	6,410,338
Primo Brands Corp.	41,735	1,363,482
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	245,888	5,404,618
BJ’s Wholesale Club Holdings, Inc. (A)	90,492	10,638,240
Casey’s General Stores, Inc.	19,667	9,097,758
Dollar Tree, Inc. (A)	102,097	8,348,472
Maplebear, Inc. (A)	62,937	2,510,557
Performance Food Group Company (A)	104,573	8,434,858
Sprouts Farmers Market, Inc. (A)	52,452	8,969,292
The Kroger Company	188,004	13,575,769
U.S. Foods Holding Corp. (A)	148,821	9,771,587
Food products – 1.8%
Archer-Daniels-Midland Company	94,934	4,533,099
Bunge Global SA	92,519	7,283,096
Conagra Brands, Inc.	217,428	5,372,646
Darling Ingredients, Inc. (A)	116,548	3,751,680
Hormel Foods Corp.	99,870	2,986,113
29	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Ingredion, Inc.	53,053	$7,046,499
Lamb Weston Holdings, Inc.	74,819	3,951,191
McCormick & Company, Inc.	81,381	6,238,667
Pilgrim’s Pride Corp.	33,416	1,823,845
Post Holdings, Inc. (A)	44,967	5,088,915
The Campbell’s Company	133,456	4,865,806
The J.M. Smucker Company	59,663	6,937,017
Tyson Foods, Inc., Class A	106,448	6,518,876
Household products – 0.4%
Church & Dwight Company, Inc.	85,856	8,528,935
The Clorox Company	45,428	6,464,404
Personal care products – 0.1%
BellRing Brands, Inc. (A)	55,127	4,252,497
Energy – 4.0%		150,028,097
Energy equipment and services – 0.7%
Baker Hughes Company	290,325	10,277,505
ChampionX Corp.	79,949	1,929,169
Halliburton Company	259,281	5,138,949
NOV, Inc.	203,769	2,365,758
TechnipFMC PLC	191,799	5,402,978
Oil, gas and consumable fuels – 3.3%
Antero Midstream Corp.	141,015	2,333,798
Antero Resources Corp. (A)	161,977	5,641,659
APA Corp.	162,816	2,530,161
Cheniere Energy, Inc.	70,806	16,363,975
Chord Energy Corp.	26,645	2,404,178
Coterra Energy, Inc.	342,551	8,413,053
Diamondback Energy, Inc.	78,647	10,382,190
DT Midstream, Inc.	43,509	4,229,075
EQT Corp.	188,413	9,315,139
Expand Energy Corp.	90,980	9,452,822
HF Sinclair Corp.	99,992	3,006,759
Kinetik Holdings, Inc.	14,089	582,439
Matador Resources Company	72,106	2,851,071
Ovintiv, Inc.	227,919	7,653,520
Permian Resources Corp.	435,103	5,134,215
Range Resources Corp.	150,444	5,104,565
Targa Resources Corp.	95,040	16,242,336
Texas Pacific Land Corp.	10,298	13,272,783
Financials – 16.4%		623,440,319
Banks – 3.9%
BOK Financial Corp.	16,758	1,561,343
Cadence Bank	59,559	1,742,696
Citizens Financial Group, Inc.	210,508	7,765,640
Comerica, Inc.	104,639	5,624,346
Commerce Bancshares, Inc.	84,956	5,160,227
Cullen/Frost Bankers, Inc.	36,720	4,276,778
East West Bancorp, Inc.	108,430	9,276,187
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp	321,686	$11,561,395
First Citizens BancShares, Inc., Class A	6,340	11,279,748
First Horizon Corp.	302,864	5,475,781
Huntington Bancshares, Inc.	626,613	9,104,687
KeyCorp	432,011	6,411,043
M&T Bank Corp.	72,512	12,309,637
Old National Bancorp	171,707	3,535,447
Pinnacle Financial Partners, Inc.	43,819	4,392,417
Popular, Inc.	47,976	4,577,870
Prosperity Bancshares, Inc.	54,050	3,669,995
Regions Financial Corp.	474,692	9,688,464
SouthState Corp.	48,047	4,169,519
Synovus Financial Corp.	52,066	2,255,499
UMB Financial Corp.	18,822	1,779,997
Webster Financial Corp.	116,157	5,494,226
Western Alliance Bancorp	81,567	5,686,036
Wintrust Financial Corp.	42,273	4,699,489
Zions Bancorp NA	122,664	5,516,200
Capital markets – 4.1%
Cboe Global Markets, Inc.	35,862	7,954,192
Evercore, Inc., Class A	19,902	4,085,682
FactSet Research Systems, Inc.	18,626	8,050,530
Franklin Resources, Inc.	167,963	3,150,986
Hamilton Lane, Inc., Class A	19,657	3,036,810
Houlihan Lokey, Inc.	31,251	5,065,162
Interactive Brokers Group, Inc., Class A	47,500	8,162,875
Invesco, Ltd.	292,467	4,074,065
Janus Henderson Group PLC	36,776	1,221,331
Jefferies Financial Group, Inc.	114,478	5,349,557
LPL Financial Holdings, Inc.	36,705	11,737,892
MarketAxess Holdings, Inc.	21,469	4,757,316
Morningstar, Inc.	15,375	4,377,570
Nasdaq, Inc.	157,810	12,026,700
Northern Trust Corp.	81,601	7,668,862
PJT Partners, Inc., Class A	6,380	904,110
Raymond James Financial, Inc.	85,661	11,738,983
Robinhood Markets, Inc., Class A (A)	232,462	11,416,209
SEI Investments Company	82,368	6,448,591
State Street Corp.	127,831	11,261,911
StepStone Group, Inc., Class A	15,279	764,103
Stifel Financial Corp.	75,420	6,462,740
T. Rowe Price Group, Inc.	84,105	7,447,498
The Carlyle Group, Inc.	90,649	3,502,677
Tradeweb Markets, Inc., Class A	30,881	4,270,842
Consumer finance – 1.3%
Ally Financial, Inc.	285,222	9,315,351
Credit Acceptance Corp. (A)(B)	3,961	1,930,671
Discover Financial Services	76,835	14,035,449
OneMain Holdings, Inc.	67,056	3,156,326
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	30

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance (continued)
SLM Corp.	82,375	$2,381,461
SoFi Technologies, Inc. (A)	344,104	4,304,741
Synchrony Financial	256,175	13,308,291
Upstart Holdings, Inc. (A)	14,717	703,473
Financial services – 1.7%
Affirm Holdings, Inc. (A)	70,394	3,502,805
Corebridge Financial, Inc.	119,219	3,532,459
Corpay, Inc. (A)	29,975	9,752,966
Equitable Holdings, Inc.	160,369	7,930,247
Essent Group, Ltd.	65,476	3,727,549
Global Payments, Inc.	86,698	6,615,924
Jack Henry & Associates, Inc.	42,007	7,285,274
Jackson Financial, Inc., Class A	58,503	4,557,969
MGIC Investment Corp.	150,333	3,744,795
Rocket Companies, Inc., Class A (B)	24,670	318,490
Shift4 Payments, Inc., Class A (A)(B)	33,355	2,728,439
Toast, Inc., Class A (A)	126,183	4,489,591
UWM Holdings Corp. (B)	29,810	140,107
Voya Financial, Inc.	66,929	3,962,197
WEX, Inc. (A)	27,237	3,550,888
Insurance – 5.4%
American Financial Group, Inc.	54,789	6,939,575
Arch Capital Group, Ltd.	140,571	12,746,978
Assurant, Inc.	36,805	7,093,796
Axis Capital Holdings, Ltd.	29,543	2,845,582
Brown & Brown, Inc.	90,833	10,046,130
Cincinnati Financial Corp.	59,690	8,309,445
CNA Financial Corp.	15,530	747,925
Erie Indemnity Company, Class A	11,874	4,258,254
Everest Group, Ltd.	25,043	8,986,180
Fidelity National Financial, Inc.	128,473	8,228,696
First American Financial Corp.	77,652	4,722,018
Globe Life, Inc.	68,002	8,387,367
Kinsale Capital Group, Inc.	12,568	5,470,348
Lincoln National Corp.	55,966	1,783,636
Loews Corp.	98,501	8,552,842
Markel Group, Inc. (A)	5,797	10,542,424
Old Republic International Corp.	195,618	7,355,237
Primerica, Inc.	22,857	5,990,134
Principal Financial Group, Inc.	91,075	6,753,211
Reinsurance Group of America, Inc.	44,225	8,283,785
RenaissanceRe Holdings, Ltd.	44,293	10,715,805
RLI Corp.	51,410	3,804,854
The Hanover Insurance Group, Inc.	11,632	1,932,075
The Hartford Financial Services Group, Inc.	157,298	19,295,746
Unum Group	122,640	9,524,222
W.R. Berkley Corp.	138,920	9,959,175
Willis Towers Watson PLC	43,007	13,237,555
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 10.5%		$397,642,784
Biotechnology – 2.0%
Alnylam Pharmaceuticals, Inc. (A)	32,773	8,627,165
BioMarin Pharmaceutical, Inc. (A)	75,043	4,779,489
Blueprint Medicines Corp. (A)	17,864	1,598,828
BridgeBio Pharma, Inc. (A)	28,715	1,101,507
Cytokinetics, Inc. (A)	29,463	1,262,195
Exact Sciences Corp. (A)	77,667	3,544,722
Exelixis, Inc. (A)	231,054	9,045,764
Halozyme Therapeutics, Inc. (A)	71,863	4,413,825
Incyte Corp. (A)	71,871	4,503,437
Insmed, Inc. (A)	44,363	3,194,136
Madrigal Pharmaceuticals, Inc. (A)	3,719	1,241,811
Natera, Inc. (A)	36,151	5,456,270
Neurocrine Biosciences, Inc. (A)	58,597	6,310,311
REVOLUTION Medicines, Inc. (A)	52,334	2,113,247
Roivant Sciences, Ltd. (A)(B)	200,323	2,327,753
Sarepta Therapeutics, Inc. (A)	38,222	2,385,053
Summit Therapeutics, Inc. (A)(B)	18,985	457,918
United Therapeutics Corp. (A)	34,866	10,567,536
Vaxcyte, Inc. (A)	49,740	1,782,682
Health care equipment and supplies – 2.6%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	20,091	3,481,770
Baxter International, Inc.	188,235	5,867,285
Glaukos Corp. (A)	15,358	1,447,492
Globus Medical, Inc., Class A (A)	77,963	5,595,405
Hologic, Inc. (A)	149,997	8,729,825
Insulet Corp. (A)	30,368	7,661,543
Lantheus Holdings, Inc. (A)	36,640	3,823,018
Masimo Corp. (A)	29,608	4,765,704
Merit Medical Systems, Inc. (A)	17,721	1,673,748
Penumbra, Inc. (A)	14,651	4,290,399
ResMed, Inc.	58,927	13,941,539
Solventum Corp. (A)	73,899	4,886,202
STERIS PLC	44,440	9,987,446
Teleflex, Inc.	29,211	4,003,368
The Cooper Companies, Inc. (A)	91,718	7,490,609
Zimmer Biomet Holdings, Inc.	97,467	10,043,974
Health care providers and services – 3.4%
Cardinal Health, Inc.	96,605	13,649,320
Cencora, Inc.	57,114	16,715,554
Centene Corp. (A)	117,771	7,048,594
Chemed Corp.	10,202	5,932,565
DaVita, Inc. (A)	35,787	5,065,650
Encompass Health Corp.	85,205	9,968,133
HealthEquity, Inc. (A)	45,968	3,940,377
Henry Schein, Inc. (A)	108,317	7,037,355
Hims & Hers Health, Inc. (A)(B)	38,801	1,284,313
Labcorp Holdings, Inc.	52,493	12,651,338
Molina Healthcare, Inc. (A)	30,800	10,071,908
31	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	71,585	$12,757,879
Tenet Healthcare Corp. (A)	69,042	9,869,554
The Ensign Group, Inc.	37,796	4,875,306
Universal Health Services, Inc., Class B	53,112	9,404,542
Health care technology – 0.2%
Doximity, Inc., Class A (A)	48,278	2,746,053
Veeva Systems, Inc., Class A (A)	17,132	4,003,577
Waystar Holding Corp. (A)	24,871	924,455
Life sciences tools and services – 1.7%
Avantor, Inc. (A)	310,961	4,039,383
Bio-Rad Laboratories, Inc., Class A (A)	13,250	3,234,060
Bio-Techne Corp.	87,653	4,413,329
Bruker Corp.	75,595	3,028,336
Charles River Laboratories International, Inc. (A)	39,686	4,707,553
ICON PLC (A)	16,690	2,527,534
Illumina, Inc. (A)	21,134	1,639,998
Medpace Holdings, Inc. (A)	14,157	4,365,877
Mettler-Toledo International, Inc. (A)	8,393	8,985,294
Repligen Corp. (A)	28,305	3,905,807
Revvity, Inc.	75,504	7,054,339
Tempus AI, Inc. (A)(B)	19,117	987,775
Waters Corp. (A)	23,809	8,279,104
West Pharmaceutical Services, Inc.	30,636	6,473,080
Pharmaceuticals – 0.6%
Axsome Therapeutics, Inc. (A)	7,296	819,268
Corcept Therapeutics, Inc. (A)	26,483	1,903,598
Elanco Animal Health, Inc. (A)	319,278	3,026,755
Jazz Pharmaceuticals PLC (A)	51,009	5,966,013
Royalty Pharma PLC, Class A	126,997	4,168,042
Viatris, Inc.	888,818	7,483,848
Industrials – 19.8%		749,038,942
Aerospace and defense – 1.5%
Axon Enterprise, Inc. (A)	19,088	11,706,670
BWX Technologies, Inc.	46,660	5,091,539
Curtiss-Wright Corp.	20,487	7,065,761
HEICO Corp.	13,371	3,352,912
HEICO Corp., Class A	21,314	4,282,622
Huntington Ingalls Industries, Inc.	26,728	6,156,528
Leonardo DRS, Inc.	29,838	1,102,812
Loar Holdings, Inc. (A)	9,455	894,254
Moog, Inc., Class A	8,491	1,420,120
Rocket Lab USA, Inc. (A)(B)	73,951	1,611,392
Standardaero, Inc. (A)	13,359	360,960
Textron, Inc.	109,647	7,715,859
Woodward, Inc.	36,310	6,810,667
Air freight and logistics – 0.4%
C.H. Robinson Worldwide, Inc.	68,769	6,135,570
Expeditors International of Washington, Inc.	76,453	8,402,949
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products – 2.4%
A.O. Smith Corp.	80,868	$5,487,702
AAON, Inc.	32,699	2,984,438
Advanced Drainage Systems, Inc.	43,861	4,977,785
Allegion PLC	59,287	8,252,750
Armstrong World Industries, Inc.	14,247	2,066,100
Builders FirstSource, Inc. (A)	78,982	9,448,617
Carlisle Companies, Inc.	28,603	10,854,266
Fortune Brands Innovations, Inc.	103,587	5,575,052
Lennox International, Inc.	16,734	9,149,315
Masco Corp.	85,884	5,205,429
Owens Corning	84,871	12,341,092
Simpson Manufacturing Company, Inc.	25,374	3,899,730
The AZEK Company, Inc. (A)	50,592	2,507,340
Trex Company, Inc. (A)	64,372	3,721,989
UFP Industries, Inc.	40,969	4,049,786
Zurn Elkay Water Solutions Corp.	52,981	1,799,235
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	21,483	2,523,178
Clean Harbors, Inc. (A)	35,167	7,523,628
MSA Safety, Inc.	20,872	3,285,670
Rollins, Inc.	94,809	5,416,438
Tetra Tech, Inc.	137,968	4,303,222
Veralto Corp.	71,298	6,837,478
Construction and engineering – 1.6%
AECOM	86,047	8,488,537
API Group Corp. (A)	142,571	5,393,461
Comfort Systems USA, Inc.	17,534	6,970,642
EMCOR Group, Inc.	25,609	10,261,526
Fluor Corp. (A)	83,757	2,922,282
MasTec, Inc. (A)	37,697	4,799,582
Quanta Services, Inc.	55,392	16,212,684
Valmont Industries, Inc.	5,797	1,699,796
WillScot Holdings Corp.	131,019	3,291,197
Electrical equipment – 1.9%
Acuity, Inc.	21,587	5,258,809
AMETEK, Inc.	96,345	16,338,185
Generac Holdings, Inc. (A)	35,205	4,026,748
Hubbell, Inc.	29,146	10,585,244
NEXTracker, Inc., Class A (A)	110,955	4,505,883
nVent Electric PLC	100,619	5,524,989
Regal Rexnord Corp.	38,286	4,052,190
Rockwell Automation, Inc.	47,108	11,667,709
Vertiv Holdings Company, Class A	111,146	9,489,645
Ground transportation – 0.9%
J.B. Hunt Transport Services, Inc.	41,423	5,409,015
Knight-Swift Transportation Holdings, Inc.	116,892	4,578,660
Landstar System, Inc.	24,292	3,258,772
Ryder System, Inc.	32,086	4,417,280
Saia, Inc. (A)	14,271	3,482,124
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	32

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
U-Haul Holding Company (A)(B)	8,127	$498,917
U-Haul Holding Company, Series N	72,270	3,960,396
XPO, Inc. (A)	62,547	6,637,488
Machinery – 4.8%
AGCO Corp.	58,529	4,965,015
Allison Transmission Holdings, Inc.	61,730	5,693,975
Chart Industries, Inc. (A)	18,737	2,529,120
CNH Industrial NV	412,593	4,773,701
Crane Company	26,210	4,219,286
Cummins, Inc.	21,249	6,243,806
Donaldson Company, Inc.	89,712	5,896,770
Dover Corp.	65,027	11,096,858
Esab Corp.	33,467	4,020,056
Flowserve Corp.	72,011	3,257,058
Fortive Corp.	110,288	7,685,971
Graco, Inc.	94,479	7,710,431
IDEX Corp.	36,862	6,412,882
Ingersoll Rand, Inc.	128,959	9,727,377
ITT, Inc.	56,883	7,794,109
JBT Marel Corp.	15,900	1,673,634
Lincoln Electric Holdings, Inc.	33,516	5,905,519
Mueller Industries, Inc.	54,268	3,991,954
Nordson Corp.	28,676	5,436,109
Oshkosh Corp.	52,320	4,382,323
Pentair PLC	93,376	8,472,004
RBC Bearings, Inc. (A)	12,753	4,190,253
Snap-on, Inc.	31,718	9,953,426
SPX Technologies, Inc. (A)	16,343	2,192,413
Stanley Black & Decker, Inc.	84,235	5,055,785
Symbotic, Inc. (A)(B)	3,690	79,630
The Middleby Corp. (A)	38,606	5,148,110
The Timken Company	45,160	2,901,530
The Toro Company	65,835	4,495,214
Wabtec Corp.	77,693	14,353,005
Watts Water Technologies, Inc., Class A	14,967	3,109,394
Xylem, Inc.	78,052	9,410,730
Marine transportation – 0.0%
Kirby Corp. (A)	6,521	628,429
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	12,290	544,078
American Airlines Group, Inc. (A)(B)	74,402	740,300
Delta Air Lines, Inc.	89,459	3,724,178
Southwest Airlines Company	52,503	1,467,984
United Airlines Holdings, Inc. (A)	67,624	4,653,884
Professional services – 3.3%
Booz Allen Hamilton Holding Corp.	66,744	8,010,615
Broadridge Financial Solutions, Inc.	54,935	13,316,244
CACI International, Inc., Class A (A)	15,375	7,039,751
Dayforce, Inc. (A)	91,736	5,308,762
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Equifax, Inc.	41,917	$10,903,869
ExlService Holdings, Inc. (A)	65,163	3,159,102
FTI Consulting, Inc. (A)	21,343	3,548,914
Genpact, Ltd.	126,372	6,351,457
Jacobs Solutions, Inc.	38,364	4,749,463
KBR, Inc.	77,542	4,094,993
Leidos Holdings, Inc.	56,114	8,258,859
Parsons Corp. (A)	19,242	1,286,520
Paycom Software, Inc.	29,482	6,674,430
Paylocity Holding Corp. (A)	27,033	5,193,039
Robert Half, Inc.	84,758	3,754,779
SS&C Technologies Holdings, Inc.	122,515	9,262,134
TransUnion	63,524	5,269,951
UL Solutions, Inc., Class A	25,020	1,430,894
Verisk Analytics, Inc.	52,136	15,454,674
Trading companies and distributors – 1.9%
Applied Industrial Technologies, Inc.	23,166	5,635,824
Core & Main, Inc., Class A (A)	112,837	5,944,253
Fastenal Company	221,186	17,909,430
FTAI Aviation, Ltd.	44,874	4,806,454
GATX Corp.	16,316	2,381,483
SiteOne Landscape Supply, Inc. (A)	24,290	2,788,735
United Rentals, Inc.	33,102	20,902,258
Watsco, Inc. (B)	12,947	5,953,548
WESCO International, Inc.	43,321	7,059,590
Information technology – 13.1%		495,082,854
Communications equipment – 0.8%
Ciena Corp. (A)	128,150	8,606,554
F5, Inc. (A)	37,258	9,863,683
Juniper Networks, Inc.	253,313	9,200,328
Ubiquiti, Inc.	2,037	664,979
Electronic equipment, instruments and components – 3.0%
Arrow Electronics, Inc. (A)	45,044	5,016,100
Badger Meter, Inc.	15,981	3,528,924
CDW Corp.	63,179	10,144,020
Cognex Corp.	105,491	2,879,904
Coherent Corp. (A)	105,237	6,768,844
Corning, Inc.	282,578	12,540,812
Fabrinet (A)	16,031	3,287,317
Flex, Ltd. (A)	460,696	15,820,301
Jabil, Inc.	65,418	9,587,662
Keysight Technologies, Inc. (A)	86,262	12,542,495
Littelfuse, Inc.	21,075	3,842,183
TD SYNNEX Corp.	35,604	3,944,923
Teledyne Technologies, Inc. (A)	20,381	9,498,157
Trimble, Inc. (A)	136,508	8,482,607
Zebra Technologies Corp., Class A (A)	29,304	7,335,377
33	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services – 2.2%
Akamai Technologies, Inc. (A)	94,680	$7,629,314
Amdocs, Ltd.	106,507	9,434,390
Cloudflare, Inc., Class A (A)	52,112	6,294,087
EPAM Systems, Inc. (A)	33,053	5,186,346
Gartner, Inc. (A)	31,340	13,196,647
Globant SA (A)(B)	27,985	3,290,196
GoDaddy, Inc., Class A (A)	58,953	11,102,618
Kyndryl Holdings, Inc. (A)	91,720	2,973,562
MongoDB, Inc. (A)	12,447	2,143,000
Okta, Inc. (A)	51,014	5,721,730
Twilio, Inc., Class A (A)	72,402	7,001,997
VeriSign, Inc. (A)	32,790	9,250,715
Semiconductors and semiconductor equipment – 1.8%
Astera Labs, Inc. (A)	30,172	1,970,533
Cirrus Logic, Inc. (A)	21,522	2,066,973
Credo Technology Group Holding, Ltd. (A)	26,355	1,134,583
Enphase Energy, Inc. (A)	46,370	2,067,638
Entegris, Inc.	71,556	5,661,511
First Solar, Inc. (A)	56,447	7,102,162
Lattice Semiconductor Corp. (A)	73,135	3,578,496
MACOM Technology Solutions Holdings, Inc. (A)	31,358	3,253,393
MKS Instruments, Inc.	54,230	3,803,692
Monolithic Power Systems, Inc.	18,928	11,226,197
Onto Innovation, Inc. (A)	28,206	3,440,286
Qorvo, Inc. (A)	76,977	5,516,942
Rambus, Inc. (A)	38,075	1,857,679
Skyworks Solutions, Inc.	89,336	5,742,518
Teradyne, Inc.	86,922	6,450,482
Universal Display Corp.	31,964	4,015,637
Software – 4.0%
ACI Worldwide, Inc. (A)	36,714	1,959,059
ANSYS, Inc. (A)	38,880	12,514,694
Appfolio, Inc., Class A (A)	10,860	2,242,807
Aurora Innovation, Inc. (A)(B)	348,930	2,526,253
Bentley Systems, Inc., Class B	83,775	3,601,487
BILL Holdings, Inc. (A)	45,058	2,053,293
CCC Intelligent Solutions Holdings, Inc. (A)	188,269	1,743,371
Clearwater Analytics Holdings, Inc., Class A (A)	49,273	1,120,468
CommVault Systems, Inc. (A)	17,971	3,003,493
Confluent, Inc., Class A (A)	77,121	1,836,251
DocuSign, Inc. (A)	83,585	6,833,074
Dolby Laboratories, Inc., Class A	48,334	3,711,568
Dropbox, Inc., Class A (A)	145,214	4,145,860
Dynatrace, Inc. (A)	90,525	4,251,959
Elastic NV (A)	29,269	2,522,988
Fair Isaac Corp. (A)	8,605	17,121,196
Gen Digital, Inc.	337,011	8,718,475
Gitlab, Inc., Class A (A)(B)	38,316	1,788,208
Guidewire Software, Inc. (A)	24,077	4,930,247
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
HubSpot, Inc. (A)	13,503	$8,257,085
Informatica, Inc., Class A (A)	35,415	666,864
Klaviyo, Inc., Class A (A)	25,147	765,475
Manhattan Associates, Inc. (A)	31,797	5,640,470
Nutanix, Inc., Class A (A)	56,972	3,913,976
Pegasystems, Inc.	24,618	2,266,825
Procore Technologies, Inc. (A)(B)	38,001	2,435,484
PTC, Inc. (A)	52,520	8,139,024
Rubrik, Inc., Class A (A)	19,549	1,378,791
Samsara, Inc., Class A (A)	43,380	1,720,451
SentinelOne, Inc., Class A (A)	128,713	2,381,191
Tyler Technologies, Inc. (A)	18,116	9,842,423
UiPath, Inc., Class A (A)	145,465	1,736,852
Unity Software, Inc. (A)(B)	132,057	2,782,441
Zoom Communications, Inc., Class A (A)	93,697	7,265,265
Zscaler, Inc. (A)	18,154	4,105,890
Technology hardware, storage and peripherals – 1.3%
Hewlett Packard Enterprise Company	638,048	10,349,139
HP, Inc.	197,509	5,050,305
NetApp, Inc.	104,729	9,399,428
Pure Storage, Inc., Class A (A)	135,717	6,156,123
Seagate Technology Holdings PLC	78,179	7,116,634
Super Micro Computer, Inc. (A)(B)	106,211	3,383,882
Western Digital Corp. (A)	183,210	8,035,591
Materials – 5.6%		213,623,662
Chemicals – 1.7%
Albemarle Corp. (B)	34,103	1,996,731
Axalta Coating Systems, Ltd. (A)	148,523	4,826,998
Celanese Corp.	56,688	2,523,183
CF Industries Holdings, Inc.	105,613	8,276,891
DuPont de Nemours, Inc.	62,310	4,111,837
Eastman Chemical Company	81,148	6,248,396
Element Solutions, Inc.	90,744	1,852,085
International Flavors & Fragrances, Inc.	82,426	6,467,144
LyondellBasell Industries NV, Class A	111,569	6,494,431
NewMarket Corp.	1,972	1,213,372
PPG Industries, Inc.	68,586	7,466,272
RPM International, Inc.	60,678	6,477,377
The Mosaic Company	187,277	5,693,221
Westlake Corp.	18,804	1,738,054
Construction materials – 0.7%
Eagle Materials, Inc.	18,448	4,176,443
Martin Marietta Materials, Inc.	21,154	11,084,273
Vulcan Materials Company	38,359	10,062,716
Containers and packaging – 1.9%
Amcor PLC	1,662,244	15,292,642
AptarGroup, Inc.	43,250	6,485,338
Avery Dennison Corp.	43,404	7,426,858
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	34

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	153,440	$7,969,674
Crown Holdings, Inc.	79,339	7,642,726
Graphic Packaging Holding Company	230,963	5,845,674
International Paper Company	180,660	8,252,549
Packaging Corp. of America	41,269	7,659,939
Smurfit WestRock PLC	155,736	6,544,027
Metals and mining – 1.2%
Alcoa Corp.	99,826	2,448,732
ATI, Inc. (A)	64,652	3,515,776
Carpenter Technology Corp.	18,996	3,715,808
Commercial Metals Company	84,799	3,776,947
Reliance, Inc.	29,365	8,463,874
Royal Gold, Inc.	35,116	6,416,044
Steel Dynamics, Inc.	83,130	10,782,792
U.S. Steel Corp.	171,641	7,502,428
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	36,756	3,172,410
Real estate – 5.9%		223,185,221
Diversified REITs – 0.2%
Essential Properties Realty Trust, Inc.	45,382	1,459,939
WP Carey, Inc.	84,770	5,293,039
Health care REITs – 0.6%
Alexandria Real Estate Equities, Inc.	43,446	3,156,786
Healthcare Realty Trust, Inc.	156,406	2,428,985
Healthpeak Properties, Inc.	252,516	4,504,885
Omega Healthcare Investors, Inc.	114,881	4,486,103
Ventas, Inc.	108,516	7,604,801
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	290,729	4,105,093
Ryman Hospitality Properties, Inc.	18,548	1,631,297
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	120,951	2,339,192
EastGroup Properties, Inc.	21,264	3,474,963
First Industrial Realty Trust, Inc.	57,025	2,713,250
Lineage, Inc.	14,541	701,312
Rexford Industrial Realty, Inc.	94,461	3,126,659
STAG Industrial, Inc.	78,805	2,602,929
Terreno Realty Corp.	38,452	2,166,001
Office REITs – 0.2%
BXP, Inc.	61,219	3,901,487
Vornado Realty Trust	58,637	2,068,713
Real estate management and development – 0.9%
CBRE Group, Inc., Class A (A)	120,762	14,754,701
CoStar Group, Inc. (A)	70,431	5,223,867
Jones Lang LaSalle, Inc. (A)	42,688	9,707,678
Zillow Group, Inc., Class A (A)	15,797	1,042,286
Zillow Group, Inc., Class C (A)	75,921	5,111,761
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Residential REITs – 1.4%
American Homes 4 Rent, Class A	134,963	$5,046,267
AvalonBay Communities, Inc.	28,900	6,068,422
Camden Property Trust	44,829	5,101,540
Equity LifeStyle Properties, Inc.	72,979	4,727,580
Equity Residential	90,544	6,361,621
Essex Property Trust, Inc.	16,587	4,630,261
Invitation Homes, Inc.	156,389	5,346,940
Mid-America Apartment Communities, Inc.	30,284	4,834,841
Sun Communities, Inc.	31,966	3,977,529
UDR, Inc.	138,734	5,810,180
Retail REITs – 0.6%
Agree Realty Corp.	42,303	3,283,136
Brixmor Property Group, Inc.	129,306	3,221,012
Federal Realty Investment Trust	35,929	3,378,045
Kimco Realty Corp.	270,144	5,397,477
NNN REIT, Inc.	78,931	3,244,853
Regency Centers Corp.	76,810	5,544,146
Specialized REITs – 1.4%
CubeSmart	96,475	3,923,638
Extra Space Storage, Inc.	72,792	10,665,484
Gaming and Leisure Properties, Inc.	111,498	5,336,294
Iron Mountain, Inc.	110,371	9,896,968
Lamar Advertising Company, Class A	41,922	4,771,143
SBA Communications Corp.	24,755	6,025,367
VICI Properties, Inc.	231,631	7,416,825
Weyerhaeuser Company	214,972	5,569,925
Utilities – 6.0%		226,319,926
Electric utilities – 2.9%
Alliant Energy Corp.	89,247	5,447,637
Edison International	215,489	11,530,816
Entergy Corp.	196,504	16,343,238
Evergy, Inc.	164,131	11,341,452
Eversource Energy	144,282	8,581,893
FirstEnergy Corp.	235,136	10,082,632
IDACORP, Inc.	13,854	1,636,019
NRG Energy, Inc.	101,871	11,163,024
OGE Energy Corp.	152,574	6,923,808
PG&E Corp.	504,416	8,332,952
Pinnacle West Capital Corp.	101,090	9,621,746
PPL Corp.	261,700	9,552,050
Gas utilities – 0.4%
Atmos Energy Corp.	55,371	8,894,244
National Fuel Gas Company	19,727	1,514,639
UGI Corp.	127,863	4,192,628
Independent power and renewable electricity producers – 0.6%
The AES Corp.	374,622	3,746,220
Vistra Corp.	147,836	19,163,981
35	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 1.7%
Ameren Corp.	109,944	$10,910,843
CenterPoint Energy, Inc.	353,745	13,718,231
CMS Energy Corp.	121,920	8,979,408
DTE Energy Company	76,167	10,434,879
NiSource, Inc.	228,892	8,951,966
WEC Energy Group, Inc.	100,702	11,028,883
Water utilities – 0.4%
American Water Works Company, Inc.	59,438	8,737,980
Essential Utilities, Inc.	133,449	5,488,757

SHORT-TERM INVESTMENTS – 0.2%		$8,287,838
(Cost $8,287,606)
Short-term funds – 0.2%		8,287,838
John Hancock Collateral Trust, 4.2081% (D)(E)	381,268	3,813,897

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2762% (D)	4,473,941	4,473,941
Total investments (Multifactor Mid Cap ETF) (Cost $3,297,993,116) 100.1%		$3,793,666,197
Other assets and liabilities, net (0.1%)		(3,426,228)
Total net assets 100.0%		$3,790,239,969

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 4-30-25
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%		$480,206,536
(Cost $487,884,217)
Communication services – 1.9%		9,128,208
Diversified telecommunication services – 0.7%
Iridium Communications, Inc.	19,753	476,640
Liberty Global, Ltd., Class A (A)	66,390	726,971
Liberty Global, Ltd., Class C (A)	63,360	718,502
Lumen Technologies, Inc. (A)	343,013	1,214,266
Entertainment – 0.4%
Cinemark Holdings, Inc. (B)	23,162	692,775
Madison Square Garden Sports Corp. (A)	7,189	1,384,386
Interactive media and services – 0.2%
CarGurus, Inc. (A)	17,064	477,109
ZoomInfo Technologies, Inc. (A)	58,160	497,850
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media – 0.4%
Nexstar Media Group, Inc.	10,365	$1,551,226
TEGNA, Inc.	32,692	530,591
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	17,823	668,184
United States Cellular Corp. (A)	2,763	189,708
Consumer discretionary – 13.1%		63,312,392
Automobile components – 1.5%
BorgWarner, Inc.	49,005	1,390,762
Dorman Products, Inc. (A)	5,174	586,214
Gentex Corp.	51,177	1,114,635
Lear Corp.	20,287	1,739,610
Modine Manufacturing Company (A)	20,898	1,706,113
Patrick Industries, Inc.	6,586	506,990
Automobiles – 0.6%
Harley-Davidson, Inc.	46,801	1,049,278
Lucid Group, Inc. (A)(B)	255,195	640,539
Thor Industries, Inc. (B)	18,405	1,332,890
Broadline retail – 1.0%
Dillard’s, Inc., Class A (B)	1,216	421,539
Etsy, Inc. (A)	37,593	1,634,544
Macy’s, Inc.	55,931	638,732
Ollie’s Bargain Outlet Holdings, Inc. (A)	20,778	2,204,754
Diversified consumer services – 1.3%
ADT, Inc.	165,195	1,324,864
Adtalem Global Education, Inc. (A)	7,372	782,906
frontdoor, Inc. (A)	16,207	666,270
Graham Holdings Company, Class B	627	576,871
Grand Canyon Education, Inc. (A)	5,577	994,769
Laureate Education, Inc., Class A (A)	25,001	501,770
Stride, Inc. (A)	8,231	1,170,860
Hotels, restaurants and leisure – 2.2%
Brinker International, Inc. (A)	5,074	681,438
Caesars Entertainment, Inc. (A)	45,196	1,223,004
Choice Hotels International, Inc.	9,898	1,248,237
Global Business Travel Group I (A)	20,810	139,635
Hilton Grand Vacations, Inc. (A)(B)	14,562	489,720
Life Time Group Holdings, Inc. (A)	28,705	880,095
Planet Fitness, Inc., Class A (A)	26,502	2,506,824
Shake Shack, Inc., Class A (A)	8,145	714,642
The Wendy’s Company (B)	34,318	428,975
Travel + Leisure Company	13,097	575,351
Vail Resorts, Inc.	13,070	1,819,344
Wyndham Hotels & Resorts, Inc.	105	8,957
Household durables – 1.7%
Cavco Industries, Inc. (A)	1,586	783,246
Champion Homes, Inc. (A)	20,244	1,751,106
Installed Building Products, Inc.	9,292	1,540,892
Mohawk Industries, Inc. (A)	42	4,467
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	36

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Taylor Morrison Home Corp. (A)	34,763	$1,993,658
Tri Pointe Homes, Inc. (A)	17,807	547,565
Whirlpool Corp. (B)	21,586	1,646,580
Leisure products – 0.9%
Acushnet Holdings Corp. (B)	5,276	349,377
Brunswick Corp.	27,674	1,274,388
Mattel, Inc. (A)	113,281	1,800,035
Peloton Interactive, Inc., Class A (A)	77,562	534,402
YETI Holdings, Inc. (A)	16,708	477,013
Specialty retail – 3.0%
Abercrombie & Fitch Company, Class A (A)	19,041	1,321,826
Academy Sports & Outdoors, Inc.	14,080	530,534
Asbury Automotive Group, Inc. (A)	7,312	1,595,040
AutoNation, Inc. (A)	11,948	2,080,744
Bath & Body Works, Inc.	73,922	2,255,360
Boot Barn Holdings, Inc. (A)	6,521	680,401
Group 1 Automotive, Inc.	4,649	1,876,476
RH (A)	3,328	612,452
Urban Outfitters, Inc. (A)	13,508	712,952
Valvoline, Inc. (A)	48,504	1,661,747
Wayfair, Inc., Class A (A)(B)	44,195	1,332,921
Textiles, apparel and luxury goods – 0.9%
Columbia Sportswear Company	6,105	379,548
Crocs, Inc. (A)	10,498	1,012,217
Kontoor Brands, Inc.	11,129	669,409
Levi Strauss & Company, Class A	39,524	632,779
PVH Corp.	22,512	1,552,878
VF Corp.	105	1,247
Consumer staples – 2.2%		10,500,315
Beverages – 0.1%
National Beverage Corp.	4,534	201,310
Food products – 1.8%
Cal-Maine Foods, Inc.	8,036	750,321
Darling Ingredients, Inc. (A)	59,318	1,909,446
Flowers Foods, Inc.	76,154	1,339,549
Freshpet, Inc. (A)	19,385	1,425,573
Lancaster Colony Corp.	3,923	638,586
Post Holdings, Inc. (A)	16,201	1,833,467
The Simply Good Foods Company (A)	19,143	691,254
Household products – 0.2%
Reynolds Consumer Products, Inc.	21,082	484,886
WD-40 Company	2,659	607,209
Personal care products – 0.1%
e.l.f. Beauty, Inc. (A)	3,468	214,565
Interparfums, Inc.	3,701	404,149
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy – 3.8%		$18,439,597
Energy equipment and services – 1.5%
Archrock, Inc.	37,142	873,951
Cactus, Inc., Class A	14,487	549,637
ChampionX Corp.	67,645	1,632,274
Kodiak Gas Services, Inc.	10,289	349,929
Noble Corp. PLC	52,924	1,150,568
NOV, Inc.	139,455	1,619,073
Patterson-UTI Energy, Inc.	82,336	464,375
Weatherford International PLC	21,147	875,486
Oil, gas and consumable fuels – 2.3%
APA Corp.	454	7,055
California Resources Corp.	18,477	637,641
Chord Energy Corp.	6,958	627,820
Civitas Resources, Inc.	39,996	1,089,891
CNX Resources Corp. (A)	27,224	801,202
Comstock Resources, Inc. (A)	14,331	261,827
Core Natural Resources, Inc.	10,630	767,592
Crescent Energy, Inc., Class A	38,967	322,647
Excelerate Energy, Inc., Class A	2,910	74,438
HF Sinclair Corp.	105	3,157
Magnolia Oil & Gas Corp., Class A	71,407	1,465,986
Matador Resources Company	44,840	1,772,974
Murphy Oil Corp.	58,070	1,192,177
Northern Oil & Gas, Inc.	20,881	507,408
Sitio Royalties Corp., Class A	15,336	260,099
SM Energy Company	49,688	1,132,390
Financials – 20.2%		97,704,175
Banks – 8.6%
Ameris Bancorp	13,680	801,648
Associated Banc-Corp.	33,760	744,746
Atlantic Union Bankshares Corp.	17,970	497,769
Axos Financial, Inc. (A)	11,161	708,500
BancFirst Corp.	3,748	441,589
Bank OZK	40,324	1,717,802
BOK Financial Corp.	8,918	830,890
Cadence Bank	66,014	1,931,570
Cathay General Bancorp	13,811	575,781
Columbia Banking System, Inc.	76,803	1,721,923
Community Financial System, Inc.	10,650	581,384
Eastern Bankshares, Inc.	40,377	602,425
First BanCorp	32,634	640,932
First Financial Bankshares, Inc.	45,589	1,527,687
First Hawaiian, Inc.	25,512	583,204
First Interstate BancSystem, Inc., Class A	17,845	467,450
Flagstar Financial, Inc. (B)	66,985	784,394
FNB Corp.	133,961	1,753,549
Fulton Financial Corp.	37,151	619,679
Glacier Bancorp, Inc.	41,992	1,711,594
Hancock Whitney Corp.	17,664	920,118
Home BancShares, Inc.	66,530	1,846,208
37	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Independent Bank Corp.	8,720	$515,265
International Bancshares Corp.	11,792	719,784
Old National Bancorp	109,300	2,250,487
Popular, Inc.	24,576	2,345,042
Prosperity Bancshares, Inc.	31,521	2,140,276
ServisFirst Bancshares, Inc.	10,326	735,418
Synovus Financial Corp.	47,046	2,038,033
Texas Capital Bancshares, Inc. (A)	9,449	643,949
TFS Financial Corp.	10,070	130,507
UMB Financial Corp.	20,083	1,899,249
United Bankshares, Inc.	51,647	1,770,976
United Community Banks, Inc.	24,732	682,851
Valley National Bancorp	100,044	860,378
WSFS Financial Corp.	11,805	608,548
Zions Bancorp NA	49,922	2,244,992
Capital markets – 3.0%
Affiliated Managers Group, Inc.	10,867	1,799,901
Artisan Partners Asset Management, Inc., Class A	14,000	517,720
BGC Group, Inc., Class A	145,329	1,316,681
Cohen & Steers, Inc.	5,661	432,048
Federated Hermes, Inc.	15,830	642,856
Invesco, Ltd.	44,124	614,647
Janus Henderson Group PLC	47,542	1,578,870
Lazard, Inc.	41,495	1,614,156
Moelis & Company, Class A	15,159	812,219
Piper Sandler Companies	6,867	1,655,771
PJT Partners, Inc., Class A	9,018	1,277,941
StoneX Group, Inc. (A)	8,136	720,565
Victory Capital Holdings, Inc., Class A	10,032	574,733
Virtu Financial, Inc., Class A	16,592	649,577
Consumer finance – 1.5%
Credit Acceptance Corp. (A)(B)	2,014	981,664
FirstCash Holdings, Inc.	14,609	1,957,022
Nelnet, Inc., Class A	2,718	288,353
OneMain Holdings, Inc.	43,478	2,046,509
SLM Corp.	73,163	2,115,142
Financial services – 2.9%
Enact Holdings, Inc.	11,494	411,370
Essent Group, Ltd.	35,941	2,046,121
Euronet Worldwide, Inc. (A)	16,676	1,652,592
Jackson Financial, Inc., Class A	25,967	2,023,089
MGIC Investment Corp.	86,233	2,148,064
Paymentus Holdings, Inc., Class A (A)	5,562	180,543
Payoneer Global, Inc. (A)	58,924	414,236
PennyMac Financial Services, Inc.	10,630	1,035,787
The Western Union Company	67,287	666,814
Voya Financial, Inc.	32,824	1,943,181
Walker & Dunlop, Inc.	6,575	503,251
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Financial services (continued)
WEX, Inc. (A)	8,461	$1,103,061
Insurance – 4.2%
Assured Guaranty, Ltd.	9,312	816,942
Axis Capital Holdings, Ltd.	24,481	2,358,010
Brighthouse Financial, Inc. (A)	12,204	710,517
Enstar Group, Ltd. (A)	4,182	1,398,503
F&G Annuities & Life, Inc.	7,085	246,629
First American Financial Corp.	34,415	2,092,776
Genworth Financial, Inc., Class A (A)	84,510	579,739
Goosehead Insurance, Inc., Class A	4,308	418,781
Hagerty, Inc., Class A (A)	5,828	51,345
Kemper Corp.	12,339	729,482
Lincoln National Corp.	61,773	1,968,706
Mercury General Corp.	5,090	282,088
Palomar Holdings, Inc. (A)	5,279	765,561
RLI Corp.	29,928	2,214,971
Selective Insurance Group, Inc.	21,463	1,872,217
The Baldwin Insurance Group, Inc. (A)	26,573	1,105,968
The Hanover Insurance Group, Inc.	11,404	1,894,204
White Mountains Insurance Group, Ltd.	496	876,655
Health care – 7.0%		33,826,323
Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc. (A)	25,935	378,651
ADMA Biologics, Inc. (A)	44,051	1,048,414
Akero Therapeutics, Inc. (A)	16,004	729,942
Alkermes PLC (A)	30,697	883,153
BridgeBio Pharma, Inc. (A)	54,999	2,109,762
Crinetics Pharmaceuticals, Inc. (A)	18,762	626,463
CRISPR Therapeutics AG (A)(B)	16,607	642,193
Cytokinetics, Inc. (A)	42	1,799
Halozyme Therapeutics, Inc. (A)	13,709	842,007
Krystal Biotech, Inc. (A)	9,630	1,635,944
PTC Therapeutics, Inc. (A)	16,400	817,376
REVOLUTION Medicines, Inc. (A)	61,225	2,472,266
Health care equipment and supplies – 1.7%
Dentsply Sirona, Inc.	81,284	1,129,848
Envista Holdings Corp. (A)	35,988	578,687
Haemonetics Corp. (A)	9,714	612,176
ICU Medical, Inc. (A)	4,720	644,705
Integer Holdings Corp. (A)	6,786	857,140
Lantheus Holdings, Inc. (A)	21,778	2,272,317
Merit Medical Systems, Inc. (A)	19,872	1,876,910
Teleflex, Inc.	63	8,634
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (A)	8,103	189,610
Amedisys, Inc. (A)	6,070	576,043
BrightSpring Health Services, Inc. (A)(B)	11,384	199,562
Concentra Group Holdings Parent, Inc.	22,889	497,836
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	38

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
CorVel Corp. (A)	11,174	$1,215,284
Guardant Health, Inc. (A)	24,351	1,150,098
Hims & Hers Health, Inc. (A)(B)	105	3,476
LifeStance Health Group, Inc. (A)	18,267	120,014
Option Care Health, Inc. (A)	56,508	1,825,773
Privia Health Group, Inc. (A)	19,657	461,546
RadNet, Inc. (A)	27,498	1,440,345
Surgery Partners, Inc. (A)	13,449	295,206
Life sciences tools and services – 0.1%
Sotera Health Company (A)	32,500	373,750
Pharmaceuticals – 1.1%
Corcept Therapeutics, Inc. (A)	19,640	1,411,723
Elanco Animal Health, Inc. (A)	110,733	1,049,749
Jazz Pharmaceuticals PLC (A)	84	9,825
Organon & Company	104,472	1,350,823
Perrigo Company PLC	26,540	682,609
Prestige Consumer Healthcare, Inc. (A)	9,906	804,664
Industrials – 21.6%		104,741,985
Aerospace and defense – 1.6%
AeroVironment, Inc. (A)	11,229	1,701,418
Hexcel Corp.	31,173	1,510,955
Huntington Ingalls Industries, Inc.	1,808	416,455
Kratos Defense & Security Solutions, Inc. (A)	29,994	1,013,347
Loar Holdings, Inc. (A)	8,102	766,287
Moog, Inc., Class A	10,712	1,791,582
Spirit AeroSystems Holdings, Inc., Class A (A)	22,952	826,272
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	46,103	1,670,773
Building products – 3.7%
AAON, Inc.	24,635	2,248,436
Armstrong World Industries, Inc.	14,930	2,165,149
AZZ, Inc.	6,177	535,917
CSW Industrials, Inc.	6,055	1,892,066
Fortune Brands Innovations, Inc.	168	9,042
Griffon Corp.	9,284	632,333
Hayward Holdings, Inc. (A)	39,338	524,376
Simpson Manufacturing Company, Inc.	8,768	1,347,554
Tecnoglass, Inc.	4,966	353,927
The AZEK Company, Inc. (A)	48,066	2,382,151
Trex Company, Inc. (A)	38,081	2,201,843
UFP Industries, Inc.	19,520	1,929,552
Zurn Elkay Water Solutions Corp.	52,868	1,795,397
Commercial services and supplies – 1.7%
ABM Industries, Inc.	12,489	608,714
Brady Corp., Class A	8,791	617,919
Casella Waste Systems, Inc., Class A (A)	20,349	2,389,990
Driven Brands Holdings, Inc. (A)	11,848	195,729
MSA Safety, Inc.	13,238	2,083,926
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
The Brink’s Company	17,800	$1,588,472
UniFirst Corp.	3,056	545,404
Construction and engineering – 2.0%
Arcosa, Inc.	10,053	804,944
Dycom Industries, Inc. (A)	11,101	1,859,973
Fluor Corp. (A)	35,431	1,236,188
Granite Construction, Inc.	8,835	718,197
IES Holdings, Inc. (A)	1,790	352,057
Primoris Services Corp.	10,755	644,977
Sterling Infrastructure, Inc. (A)	6,196	925,868
Valmont Industries, Inc.	6,890	2,020,286
WillScot Holdings Corp.	41,626	1,045,645
Electrical equipment – 0.8%
EnerSys	7,888	683,101
Generac Holdings, Inc. (A)	84	9,608
NEXTracker, Inc., Class A (A)	48,841	1,983,433
Sensata Technologies Holding PLC	61,036	1,306,170
Ground transportation – 0.9%
Knight-Swift Transportation Holdings, Inc.	227	8,892
Landstar System, Inc.	12,589	1,688,814
RXO, Inc. (A)	32,400	456,516
Ryder System, Inc.	13,524	1,861,849
Schneider National, Inc., Class B	7,333	157,586
Machinery – 4.2%
AGCO Corp.	13,521	1,146,986
Atmus Filtration Technologies, Inc.	17,625	611,059
Chart Industries, Inc. (A)	63	8,504
Enpro, Inc.	4,363	651,832
Esab Corp.	20,054	2,408,886
ESCO Technologies, Inc.	5,161	807,438
Federal Signal Corp.	22,128	1,801,883
Flowserve Corp.	47,294	2,139,108
Franklin Electric Company, Inc.	8,006	680,190
Gates Industrial Corp. PLC (A)	51,065	966,150
Kadant, Inc.	2,393	705,935
Mueller Water Products, Inc., Class A	31,649	830,470
Oshkosh Corp.	23,335	1,954,540
SPX Technologies, Inc. (A)	16,165	2,168,535
The Timken Company	24,905	1,600,146
Watts Water Technologies, Inc., Class A	8,245	1,712,899
Marine transportation – 0.1%
Kirby Corp. (A)	5,888	567,427
Matson, Inc.	1,701	185,562
Passenger airlines – 0.2%
Copa Holdings SA, Class A	6,298	577,904
SkyWest, Inc. (A)	2,107	187,881
Professional services – 3.9%
Alight, Inc., Class A	89,219	455,909
39	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
CBIZ, Inc. (A)	10,636	$724,312
Clarivate PLC (A)	169,691	731,368
Concentrix Corp. (B)	22,281	1,137,668
Dun & Bradstreet Holdings, Inc.	122,137	1,095,569
ExlService Holdings, Inc. (A)	52,677	2,553,781
Exponent, Inc.	19,387	1,525,369
FTI Consulting, Inc. (A)	7,379	1,226,980
Insperity, Inc.	6,915	449,544
KBR, Inc.	26,067	1,376,598
Korn Ferry	10,293	635,078
Maximus, Inc.	21,120	1,414,195
Parsons Corp. (A)	10,339	691,266
Robert Half, Inc.	23,432	1,038,038
Science Applications International Corp.	17,312	2,095,271
TriNet Group, Inc.	11,990	939,177
Verra Mobility Corp. (A)	31,188	679,898
Trading companies and distributors – 2.2%
Air Lease Corp.	38,952	1,821,396
Boise Cascade Company	15,440	1,440,243
GATX Corp.	12,757	1,862,012
GMS, Inc. (A)	7,737	566,813
H&E Equipment Services, Inc.	6,179	554,936
Herc Holdings, Inc.	6,140	671,962
McGrath RentCorp	5,022	535,697
MSC Industrial Direct Company, Inc., Class A (B)	9,187	702,622
Rush Enterprises, Inc., Class A	12,965	661,085
Rush Enterprises, Inc., Class B	1,462	84,562
SiteOne Landscape Supply, Inc. (A)	16,098	1,848,211
Information technology – 12.2%		58,835,415
Communications equipment – 0.2%
Lumentum Holdings, Inc. (A)	14,625	863,460
Electronic equipment, instruments and components – 4.5%
Advanced Energy Industries, Inc.	7,963	775,676
Arrow Electronics, Inc. (A)	18,729	2,085,661
Avnet, Inc.	33,547	1,576,374
Badger Meter, Inc.	10,036	2,216,150
Belden, Inc.	8,377	863,752
Cognex Corp.	61,744	1,685,611
Crane NXT Company	9,972	467,886
Fabrinet (A)	7,511	1,540,206
Insight Enterprises, Inc. (A)	11,487	1,588,422
Itron, Inc. (A)	9,222	1,026,316
Littelfuse, Inc.	9,147	1,667,590
Mirion Technologies, Inc. (A)	40,638	641,268
Novanta, Inc. (A)	13,169	1,565,267
OSI Systems, Inc. (A)	3,320	679,737
Plexus Corp. (A)	5,551	679,609
Sanmina Corp. (A)	11,471	880,858
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Vontier Corp.	55,851	$1,776,620
IT services – 0.5%
ASGN, Inc. (A)	8,619	434,225
DigitalOcean Holdings, Inc. (A)	11,607	358,656
DXC Technology Company (A)	35,584	552,264
Globant SA (A)(B)	8,751	1,028,855
Semiconductors and semiconductor equipment – 2.2%
Allegro MicroSystems, Inc. (A)	20,984	400,165
Amkor Technology, Inc.	22,043	384,650
Cirrus Logic, Inc. (A)	18,761	1,801,806
Lattice Semiconductor Corp. (A)	168	8,220
MKS Instruments, Inc.	16,451	1,153,873
Onto Innovation, Inc. (A)	10,509	1,281,783
Power Integrations, Inc.	11,400	559,968
Qorvo, Inc. (A)	19,205	1,376,422
Rambus, Inc. (A)	38,214	1,864,461
Semtech Corp. (A)	18,082	565,063
Silicon Laboratories, Inc. (A)	6,537	665,205
SiTime Corp. (A)	3,735	548,522
Universal Display Corp.	42	5,276
Software – 4.8%
ACI Worldwide, Inc. (A)	38,192	2,037,925
Alarm.com Holdings, Inc. (A)	9,184	492,262
BILL Holdings, Inc. (A)	38,132	1,737,675
Blackbaud, Inc. (A)	9,802	593,413
Blackline, Inc. (A)	11,358	536,438
Box, Inc., Class A (A)	26,588	830,077
C3.Ai, Inc., Class A (A)	23,528	517,851
CCC Intelligent Solutions Holdings, Inc. (A)	188,466	1,745,195
Clear Secure, Inc., Class A	18,398	454,063
CommVault Systems, Inc. (A)	14,618	2,443,106
Core Scientific, Inc. (A)	59,002	477,916
Dolby Laboratories, Inc., Class A	21,974	1,687,383
Freshworks, Inc., Class A (A)	47,045	694,855
InterDigital, Inc.	5,245	1,054,245
JFrog, Ltd. (A)	18,516	625,285
NCino, Inc. (A)(B)	21,865	507,268
Pegasystems, Inc.	17,863	1,644,825
Qualys, Inc. (A)	7,188	903,603
SentinelOne, Inc., Class A (A)	62,302	1,152,587
SPS Commerce, Inc. (A)	10,030	1,439,405
UiPath, Inc., Class A (A)	210	2,507
Vertex, Inc., Class A (A)	23,676	947,750
Workiva, Inc. (A)	9,830	739,904
Materials – 5.3%		25,712,201
Chemicals – 2.5%
Avient Corp.	18,706	623,097
Balchem Corp.	11,501	1,800,482
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	40

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Cabot Corp.	20,899	$1,641,407
Element Solutions, Inc.	82,171	1,677,110
FMC Corp.	24,648	1,033,244
HB Fuller Company	11,023	595,683
Huntsman Corp.	33,730	448,946
NewMarket Corp.	2,844	1,749,913
Olin Corp.	48,109	1,040,117
Sensient Technologies Corp.	8,302	779,973
The Scotts Miracle-Gro Company	10,672	537,655
Construction materials – 0.2%
Knife River Corp. (A)	12,251	1,143,998
Containers and packaging – 1.0%
Sealed Air Corp.	57,456	1,583,487
Silgan Holdings, Inc.	33,555	1,733,116
Sonoco Products Company	37,117	1,521,797
Metals and mining – 1.1%
Alcoa Corp.	395	9,689
Cleveland-Cliffs, Inc. (A)	197,411	1,626,667
Coeur Mining, Inc. (A)	114,368	634,742
Commercial Metals Company	42,432	1,889,921
Hecla Mining Company	119,239	682,047
MP Materials Corp. (A)	25,220	616,881
Paper and forest products – 0.5%
Louisiana-Pacific Corp.	22,320	1,926,439
Sylvamo Corp.	6,974	415,790
Real estate – 7.2%		35,005,602
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	36,547	591,330
Essential Properties Realty Trust, Inc.	65,180	2,096,841
Health care REITs – 1.2%
American Healthcare REIT, Inc.	30,561	986,509
CareTrust REIT, Inc.	36,674	1,073,448
Healthcare Realty Trust, Inc.	123,522	1,918,297
Medical Properties Trust, Inc.	106,633	588,614
National Health Investors, Inc.	8,410	636,385
Sabra Health Care REIT, Inc.	45,771	817,012
Hotel and resort REITs – 0.5%
Apple Hospitality REIT, Inc.	42,895	504,874
Ryman Hospitality Properties, Inc.	20,498	1,802,799
Industrial REITs – 1.1%
Americold Realty Trust, Inc.	62,335	1,205,559
First Industrial Realty Trust, Inc.	14,797	704,041
STAG Industrial, Inc.	47,527	1,569,817
Terreno Realty Corp.	33,011	1,859,510
Office REITs – 1.3%
COPT Defense Properties	22,246	580,843
Cousins Properties, Inc.	34,066	938,178
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Office REITs (continued)
Douglas Emmett, Inc.	33,380	$461,645
Highwoods Properties, Inc.	21,606	614,475
Kilroy Realty Corp.	23,893	752,868
SL Green Realty Corp.	14,685	772,578
Vornado Realty Trust	61,663	2,175,471
Real estate management and development – 0.1%
Howard Hughes Holdings, Inc. (A)	6,090	405,168
Newmark Group, Inc., Class A	27,473	301,928
Residential REITs – 0.2%
Independence Realty Trust, Inc.	46,197	897,608
Retail REITs – 1.5%
Agree Realty Corp.	34,014	2,639,827
Kite Realty Group Trust	79,195	1,714,572
Phillips Edison & Company, Inc.	46,771	1,622,954
Tanger, Inc.	22,017	693,756
The Macerich Company	50,139	735,038
Specialized REITs – 0.7%
EPR Properties	14,756	730,274
Four Corners Property Trust, Inc.	19,470	544,187
Millrose Properties, Inc., Class A	23,617	591,370
National Storage Affiliates Trust	27,568	1,025,530
Outfront Media, Inc.	29,894	452,296
Utilities – 4.7%		23,000,323
Electric utilities – 1.4%
ALLETE, Inc.	10,964	718,032
IDACORP, Inc.	18,707	2,209,110
MGE Energy, Inc.	7,303	660,337
Otter Tail Corp.	8,160	647,741
Portland General Electric Company	39,947	1,682,568
TXNM Energy, Inc.	18,708	995,266
Gas utilities – 2.3%
Chesapeake Utilities Corp.	4,462	587,512
MDU Resources Group, Inc.	79,360	1,360,230
National Fuel Gas Company	30,128	2,313,228
New Jersey Resources Corp.	19,970	977,332
ONE Gas, Inc.	11,928	936,467
Southwest Gas Holdings, Inc.	23,045	1,664,079
Spire, Inc.	11,395	872,173
UGI Corp.	72,592	2,380,292
Independent power and renewable electricity producers – 0.4%
Clearway Energy, Inc., Class A	15,209	415,966
Clearway Energy, Inc., Class C	30,217	886,567
Ormat Technologies, Inc.	11,568	839,837
Multi-utilities – 0.5%
Avista Corp.	16,046	665,428
Black Hills Corp.	14,410	877,569
Northwestern Energy Group, Inc.	12,290	715,647
41	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities – 0.1%
American States Water Company	7,335	$594,942

SHORT-TERM INVESTMENTS – 0.4%		$1,738,167
(Cost $1,738,118)
Short-term funds – 0.4%		1,738,167
John Hancock Collateral Trust, 4.2081% (C)(D)	121,205	1,212,438

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2762% (C)	525,729	525,729
Total investments (Multifactor Small Cap ETF) (Cost $489,622,335) 99.6%		$481,944,703
Other assets and liabilities, net 0.4%		2,103,815
Total net assets 100.0%		$484,048,518

MULTIFACTOR SMALL CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-25.
(C)	The rate shown is the annualized seven-day yield as of 4-30-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	11	Long	Jun 2025	$3,050,726	$3,072,850	$22,124
						$22,124
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	42

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 4-30-25

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$673,160,003	$582,615,888	$891,319,468	$3,789,852,300
Affiliated investments, at value	16,563,914	1,690,756	36,256	3,813,897
Total investments, at value	689,723,917	584,306,644	891,355,724	3,793,666,197
Receivable for futures variation margin	8,675	—	—	—
Foreign currency, at value	2,417,382	2,031,604	—	—
Collateral held at broker for futures contracts	57,645	—	—	—
Dividends and interest receivable	4,335,854	940,827	514,338	1,153,183
Receivable for fund shares sold	—	—	1,666,450	—
Receivable for investments sold	—	—	—	775,695
Receivable for securities lending income	21,139	10,213	514	8,666
Other assets	27,458	34,617	42,190	128,199
Total assets	696,592,070	587,323,905	893,579,216	3,795,731,940
Liabilities
Foreign capital gains tax payable	—	7,772,794	—	—
Payable for investments purchased	4,139	64,030	1,665,521	—
Payable upon return of securities loaned	16,557,083	1,690,292	36,069	3,816,098
Payable to affiliates
Investment management fees	175,735	164,067	156,612	1,090,992
Accounting and legal services fees	19,397	16,789	25,583	108,403
Trustees’ fees	1,061	929	1,451	5,764
Other liabilities and accrued expenses	157,483	305,027	143,461	470,714
Total liabilities	16,914,898	10,013,928	2,028,697	5,491,971
Net assets	$679,677,172	$577,309,977	$891,550,519	$3,790,239,969
Net assets consist of
Paid-in capital	$668,365,282	$576,886,981	$776,311,640	$3,556,166,111
Total distributable earnings (loss)	11,311,890	422,996	115,238,879	234,073,858
Net assets	$679,677,172	$577,309,977	$891,550,519	$3,790,239,969
Unaffiliated investments, at cost	$576,674,831	$475,439,407	$710,742,270	$3,294,179,451
Affiliated investments, at cost	$16,562,447	$1,690,720	$36,253	$3,813,665
Foreign currency, at cost	$2,388,506	$2,017,663	—	—
Securities loaned, at value	$32,390,453	$8,073,473	$2,606,902	$44,410,595
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$679,677,172	$577,309,977	$891,550,519	$3,790,239,969
Shares outstanding	18,700,000	21,500,000	13,375,000	67,500,000
Net asset value per share	$36.35	$26.85	$66.66	$56.15
43	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 4-30-25

Continued
Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$480,732,265
Affiliated investments, at value	1,212,438
Total investments, at value	481,944,703
Receivable for futures variation margin	22,150
Collateral held at broker for futures contracts	221,123
Dividends and interest receivable	141,842
Receivable for investments sold	6,734,545
Receivable for securities lending income	1,573
Other assets	24,341
Total assets	489,090,277
Liabilities
Payable for investments purchased	3,003
Payable for fund shares repurchased	3,592,196
Payable upon return of securities loaned	1,212,362
Payable to affiliates
Investment management fees	121,746
Accounting and legal services fees	13,469
Trustees’ fees	780
Other liabilities and accrued expenses	98,203
Total liabilities	5,041,759
Net assets	$484,048,518
Net assets consist of
Paid-in capital	$632,889,457
Total distributable earnings (loss)	(148,840,939)
Net assets	$484,048,518
Unaffiliated investments, at cost	$488,409,946
Affiliated investments, at cost	$1,212,389
Securities loaned, at value	$9,938,615
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$484,048,518
Shares outstanding	13,475,000
Net asset value per share	$35.92
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	44

STATEMENTS OF OPERATIONS For the year ended 4-30-25

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Investment income
Dividends from unaffiliated investments	$24,312,934	$22,388,129	$13,962,418	$57,141,507
Securities lending	112,137	87,980	27,300	339,258
Interest	10,208	—	417	3,174
Less foreign taxes withheld	(2,172,068)	(2,901,698)	(4,298)	(26,692)
Total investment income	22,263,211	19,574,411	13,985,837	57,457,247
Expenses
Investment management fees	2,433,173	2,848,592	2,417,917	14,552,638
Accounting and legal services fees	122,535	114,649	164,978	700,362
Transfer agent fees	10,000	10,000	10,000	10,000
Trustees’ fees	16,183	15,415	21,284	88,470
Custodian fees	233,259	606,677	164,772	639,071
Printing and postage	42,459	28,581	54,597	214,908
Professional fees	59,132	57,603	65,058	154,231
Stock exchange listing fees	10,211	17,572	10,211	15,790
Other	31,337	46,182	34,603	104,509
Total expenses	2,958,289	3,745,271	2,943,420	16,479,979
Less expense reductions	(244,048)	(555,625)	(245,759)	(331,064)
Net expenses	2,714,241	3,189,646	2,697,661	16,148,915
Net investment income	19,548,970	16,384,765	11,288,176	41,308,332
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(19,123,924)	(14,428,846)[1]	(7,936,154)	(59,888,864)
Affiliated investments	2,464	(79)	50	1,558
Futures contracts	68,587	(36,179)	(89,197)	(771,382)
Redemptions in-kind	61,107,392	10,568,963	45,726,311	215,254,474
	42,054,519	(3,896,141)	37,701,010	154,595,786
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,755,277	22,389,970	28,683,353	(24,159,590)
Affiliated investments	2,070	45	17	388
Futures contracts	8,668	—	—	—
	14,766,015	22,390,015	28,683,370	(24,159,202)
Net realized and unrealized gain	56,820,534	18,493,874	66,384,380	130,436,584
Increase in net assets from operations	$76,369,504	$34,878,639	$77,672,556	$171,744,916

[1]	Net of foreign capital gains taxes of $2,467,778.
45	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 4-30-25

Continued

Multifactor Small Cap ETF
Investment income
Dividends from unaffiliated investments	$7,128,938
Securities lending	22,979
Interest	593
Less foreign taxes withheld	(6,544)
Total investment income	7,145,966
Expenses
Investment management fees	1,906,633
Accounting and legal services fees	86,969
Transfer agent fees	10,000
Trustees’ fees	11,182
Custodian fees	94,900
Printing and postage	36,204
Professional fees	51,669
Stock exchange listing fees	10,211
Other	22,764
Total expenses	2,230,532
Less expense reductions	(177,228)
Net expenses	2,053,304
Net investment income	5,092,662
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(20,529,575)
Affiliated investments	(146)
Futures contracts	(31,644)
Redemptions in-kind	59,084,270
38,522,905
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(42,771,438)
Affiliated investments	223
Futures contracts	22,124
(42,749,091)
Net realized and unrealized loss	(4,226,186)
Increase in net assets from operations	$866,476
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	46

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Developed International ETF		Multifactor Emerging Markets ETF		Multifactor Large Cap ETF
	Year ended 4-30-25	Year ended 4-30-24	Year ended 4-30-25	Year ended 4-30-24	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$19,548,970	$16,454,562	$16,384,765	$16,683,379	$11,288,176	$11,022,940
Net realized gain (loss)	42,054,519	5,617,026	(3,896,141)	(12,260,151)	37,701,010	48,849,678
Change in net unrealized appreciation	14,766,015	36,040,570	22,390,015	66,457,911	28,683,370	77,755,355
Increase in net assets resulting from operations	76,369,504	58,112,158	34,878,639	70,881,139	77,672,556	137,627,973
Distributions to shareholders
From earnings	(23,913,029)	(16,293,074)	(18,742,260)	(19,525,171)	(11,075,181)	(11,097,084)
From fund share transactions
Shares issued	100,355,577	236,880,725	16,271,467	15,277,223	87,238,616	140,982,328
Shares repurchased	(177,011,837)	(61,499,621)	(133,484,331)	(91,615,740)	(96,470,958)	(151,939,289)
Total from fund share transactions	(76,656,260)	175,381,104	(117,212,864)	(76,338,517)	(9,232,342)	(10,956,961)
Total increase (decrease)	(24,199,785)	217,200,188	(101,076,485)	(24,982,549)	57,365,033	115,573,928
Net assets
Beginning of year	703,876,957	486,676,769	678,386,462	703,369,011	834,185,486	718,611,558
End of year	$679,677,172	$703,876,957	$577,309,977	$678,386,462	$891,550,519	$834,185,486
Share activity
Shares outstanding
Beginning of year	21,000,000	15,500,000	25,900,000	29,000,000	13,500,000	13,750,000
Shares issued	2,900,000	7,400,000	600,000	600,000	1,300,000	2,500,000
Shares repurchased	(5,200,000)	(1,900,000)	(5,000,000)	(3,700,000)	(1,425,000)	(2,750,000)
End of year	18,700,000	21,000,000	21,500,000	25,900,000	13,375,000	13,500,000
47	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Year ended 4-30-25	Year ended 4-30-24	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$41,308,332	$42,385,612	$5,092,662	$4,041,172
Net realized gain	154,595,786	154,959,295	38,522,905	31,835,506
Change in net unrealized appreciation (depreciation)	(24,159,202)	286,551,233	(42,749,091)	16,415,603
Increase in net assets resulting from operations	171,744,916	483,896,140	866,476	52,292,281
Distributions to shareholders
From earnings	(40,797,142)	(40,836,166)	(4,764,845)	(3,805,202)
From fund share transactions
Shares issued	511,431,257	683,923,383	277,706,355	187,434,058
Shares repurchased	(484,031,609)	(455,939,092)	(203,353,880)	(162,163,907)
Total from fund share transactions	27,399,648	227,984,291	74,352,475	25,270,151
Total increase	158,347,422	671,044,265	70,454,106	73,757,230
Net assets
Beginning of year	3,631,892,547	2,960,848,282	413,594,412	339,837,182
End of year	$3,790,239,969	$3,631,892,547	$484,048,518	$413,594,412
Share activity
Shares outstanding
Beginning of year	67,075,000	62,300,000	11,450,000	10,750,000
Shares issued	8,775,000	13,600,000	7,325,000	5,300,000
Shares repurchased	(8,350,000)	(8,825,000)	(5,300,000)	(4,600,000)
End of year	67,500,000	67,075,000	13,475,000	11,450,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	48

Financial Highlights
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$33.52	$31.40	$29.98	$33.43	$24.33
Net investment income[1]	0.96	0.93	0.92	0.97	0.70
Net realized and unrealized gain (loss) on investments	3.01	2.17	1.30	(3.34)	8.99
Total from investment operations	3.97	3.10	2.22	(2.37)	9.69
Less distributions
From net investment income	(1.14)	(0.98)	(0.80)	(1.08)	(0.59)
Net asset value, end of period	$36.35	$33.52	$31.40	$29.98	$33.43
Total return (%)[2]	12.23	10.12	7.79	(7.45)	40.26
Ratios and supplemental data
Net assets, end of period (in millions)	$680	$704	$487	$483	$485
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43	0.43	0.43	0.42	0.43
Expenses including reductions	0.39	0.39	0.39	0.39	0.39
Net investment income	2.81	2.95	3.26	2.92	2.43
Portfolio turnover (%)[3]	13	15	12	10	8

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$26.19	$24.25	$26.33	$31.19	$21.61
Net investment income[1]	0.68	0.62	0.79	0.72	0.50
Net realized and unrealized gain (loss) on investments	0.74	2.05	(2.21)	(4.79)	9.57
Total from investment operations	1.42	2.67	(1.42)	(4.07)	10.07
Less distributions
From net investment income	(0.76)	(0.73)	(0.66)	(0.79)	(0.49)
Net asset value, end of period	$26.85	$26.19	$24.25	$26.33	$31.19
Total return (%)[2]	5.50	11.19	(5.32)	(13.33)	46.99
Ratios and supplemental data
Net assets, end of period (in millions)	$577	$678	$703	$661	$736
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58	0.58	0.58	0.56	0.55
Expenses including reductions	0.49	0.49	0.49	0.49	0.49
Net investment income	2.53	2.51	3.28	2.43	1.89
Portfolio turnover (%)[3]	13	14	10	12	25

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
49	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$61.79	$52.26	$52.21	$53.37	$36.16
Net investment income[1]	0.83	0.81	0.76	0.63	0.66
Net realized and unrealized gain (loss) on investments	4.85	9.54	0.01[2]	(1.15)	17.30
Total from investment operations	5.68	10.35	0.77	(0.52)	17.96
Less distributions
From net investment income	(0.81)	(0.82)	(0.72)	(0.64)	(0.75)
Net asset value, end of period	$66.66	$61.79	$52.26	$52.21	$53.37
Total return (%)[3]	9.16	19.95	1.57	(1.06)	50.22
Ratios and supplemental data
Net assets, end of period (in millions)	$892	$834	$719	$782	$706
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32	0.32	0.32	0.32	0.31
Expenses including reductions	0.29	0.29	0.29	0.29	0.29
Net investment income	1.21	1.42	1.51	1.12	1.50
Portfolio turnover (%)[4]	4	6	5	4	7

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$54.15	$47.53	$48.75	$51.54	$32.39
Net investment income[1]	0.61	0.64	0.60	0.44	0.39
Net realized and unrealized gain (loss) on investments	2.00	6.60	(1.28)	(2.83)	19.23
Total from investment operations	2.61	7.24	(0.68)	(2.39)	19.62
Less distributions
From net investment income	(0.61)	(0.62)	(0.54)	(0.40)	(0.47)
Net asset value, end of period	$56.15	$54.15	$47.53	$48.75	$51.54
Total return (%)[2]	4.79	15.31	(1.37)	(4.72)	61.03
Ratios and supplemental data
Net assets, end of period (in millions)	$3,790	$3,632	$2,961	$2,411	$2,163
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42	0.42	0.42	0.42	0.42
Expenses including reductions	0.41	0.42	0.42	0.41	0.41
Net investment income	1.05	1.28	1.28	0.84	0.96
Portfolio turnover (%)[3]	12	13	14	10	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	50

MULTIFACTOR SMALL CAP ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21
Per share operating performance
Net asset value, beginning of period	$36.12	$31.61	$31.99	$35.30	$21.77
Net investment income[1]	0.41	0.37	0.35	0.31	0.36
Net realized and unrealized gain (loss) on investments	(0.23)	4.50	(0.38)	(3.23)	13.51
Total from investment operations	0.18	4.87	(0.03)	(2.92)	13.87
Less distributions
From net investment income	(0.38)	(0.36)	(0.35)	(0.39)	(0.34)
Net asset value, end of period	$35.92	$36.12	$31.61	$31.99	$35.30
Total return (%)[2]	0.43	15.43	(0.06)	(8.39)	64.17
Ratios and supplemental data
Net assets, end of period (in millions)	$484	$414	$340	$377	$426
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46	0.47	0.47	0.45	0.45
Expenses including reductions	0.42	0.42	0.42	0.42	0.42
Net investment income	1.04	1.10	1.12	0.90	1.31
Portfolio turnover (%)[3]	66	57	44	40	56

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
51	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
| JOHN HANCOCK MULTIFACTOR ETFS	52

The following is a summary of the values by input classification of the funds’ investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$44,450,222	$44,450,222	—	—
Austria	1,642,872	1,642,872	—	—
Belgium	8,138,607	8,138,607	—	—
Chile	407,208	407,208	—	—
Denmark	15,058,310	15,058,310	—	—
Finland	8,006,325	8,006,325	—	—
France	82,912,206	82,912,206	—	—
Germany	67,768,770	67,768,770	—	—
Hong Kong	11,486,216	11,486,216	—	—
Ireland	5,302,352	5,302,352	—	—
Israel	3,981,640	3,981,640	—	—
Italy	20,307,999	20,307,999	—	—
Japan	150,144,610	150,144,610	—	—
Luxembourg	2,114,897	2,114,897	—	—
Macau	51,199	51,199	—	—
Netherlands	26,848,345	26,848,345	—	—
New Zealand	1,691,228	1,691,228	—	—
Norway	3,082,571	3,082,571	—	—
Portugal	927,417	927,417	—	—
Singapore	12,300,485	12,300,485	—	—
Spain	22,245,122	22,245,122	—	—
Sweden	19,794,990	19,794,990	—	—
Switzerland	64,061,784	64,061,784	—	—
United Arab Emirates	—	—	—	—
United Kingdom	96,279,083	96,279,083	—	—
United States	716,626	716,626	—	—
Preferred securities	2,527,746	2,527,746	—	—
Rights	189	189	—	—
Short-term investments	17,474,898	17,474,898	—	—
Total investments in securities	$689,723,917	$689,723,917	—	—
Derivatives:
Assets
Futures	$8,668	$8,668	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$18,337,567	$18,337,567	—	—
Chile	2,439,963	2,439,963	—	—
China	136,587,707	136,587,707	—	—
Hong Kong	4,907,569	4,907,569	—	—
India	139,160,454	139,018,806	—	$141,648
Indonesia	8,630,774	8,630,774	—	—
Ireland	7,915,850	7,915,850	—	—
Luxembourg	102,867	102,867	—	—
Malaysia	11,419,367	11,419,367	—	—
Mexico	13,900,283	13,900,283	—	—
Netherlands	408,034	408,034	—	—
53	JOHN HANCOCK MULTIFACTOR ETFS |

	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Philippines	$4,693,809	$4,693,809	—	—
Poland	7,998,426	7,998,426	—	—
Russia	—	—	—	—
Saudi Arabia	22,513,922	22,513,922	—	—
Singapore	3,240,822	3,240,822	—	—
South Africa	20,526,106	20,526,106	—	—
South Korea	61,055,025	61,055,025	—	—
Taiwan	96,128,684	96,128,684	—	—
Thailand	9,281,988	9,281,988	—	—
Turkey	3,319,562	3,319,562	—	—
United Kingdom	554,433	554,433	—	—
United States	1,016,700	1,016,700	—	—
Preferred securities	7,702,855	7,702,855	—	—
Rights	8,574	8,574	—	—
Short-term investments	2,455,303	2,455,303	—	—
Total investments in securities	$584,306,644	$584,164,996	—	$141,648
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$65,029,092	$65,029,092	—	—
Consumer discretionary	88,821,043	88,821,043	—	—
Consumer staples	54,924,969	54,924,969	—	—
Energy	32,489,321	32,489,321	—	—
Financials	146,222,656	146,222,656	—	—
Health care	96,172,878	96,154,720	—	$18,158
Industrials	107,903,961	107,903,961	—	—
Information technology	205,292,494	205,292,494	—	—
Materials	29,824,329	29,824,329	—	—
Real estate	25,738,800	25,738,800	—	—
Utilities	38,089,513	38,089,513	—	—
Short-term investments	846,668	846,668	—	—
Total investments in securities	$891,355,724	$891,337,566	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$114,613,586	$114,613,586	—	—
Consumer discretionary	414,650,569	414,650,569	—	—
Consumer staples	177,752,399	177,752,399	—	—
Energy	150,028,097	150,028,097	—	—
Financials	623,440,319	623,440,319	—	—
Health care	397,642,784	397,358,442	—	$284,342
Industrials	749,038,942	749,038,942	—	—
Information technology	495,082,854	495,082,854	—	—
Materials	213,623,662	213,623,662	—	—
Real estate	223,185,221	223,185,221	—	—
Utilities	226,319,926	226,319,926	—	—
Short-term investments	8,287,838	8,287,838	—	—
Total investments in securities	$3,793,666,197	$3,793,381,855	—	$284,342
| JOHN HANCOCK MULTIFACTOR ETFS	54

	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Mid Cap ETF (continued)
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$480,206,536	$480,206,536	—	—
Short-term investments	1,738,167	1,738,167	—	—
Total investments in securities	$481,944,703	$481,944,703	—	—
Derivatives:
Assets
Futures	$22,124	$22,124	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at April 30, 2025.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Developed International ETF	$32,390,453	$16,557,083	$17,602,323
Multifactor Emerging Markets ETF	8,073,473	1,690,292	6,845,782
Multifactor Large Cap ETF	2,606,902	36,069	2,625,614
Multifactor Mid Cap ETF	44,410,595	3,816,098	41,609,422
Multifactor Small Cap ETF	9,938,615	1,212,362	8,984,400
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
55	JOHN HANCOCK MULTIFACTOR ETFS |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds’ performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended April 30, 2025 were as follows:
Fund	Commitment fee
Multifactor Developed International ETF	$4,142
Multifactor Emerging Markets ETF	3,758
Multifactor Large Cap ETF	5,209
Multifactor Mid Cap ETF	19,528
Multifactor Small Cap ETF	3,037
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2025, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$27,133,868	$62,936,688
Multifactor Emerging Markets ETF	27,814,283	64,733,157
Multifactor Large Cap ETF	21,675,690	45,766,547
Multifactor Mid Cap ETF	141,249,010	127,699,666
Multifactor Small Cap ETF	102,756,418	39,511,323
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on April 30, 2025, including short-term investments, were as follows:
| JOHN HANCOCK MULTIFACTOR ETFS	56

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Developed International ETF	$596,600,258	$117,331,146	$(24,198,819)	$93,132,327
Multifactor Emerging Markets ETF	486,965,141	149,274,762	(51,933,259)	97,341,503
Multifactor Large Cap ETF	711,851,927	228,616,543	(49,112,746)	179,503,797
Multifactor Mid Cap ETF	3,301,407,006	735,376,991	(243,117,800)	492,259,191
Multifactor Small Cap ETF	489,707,597	30,550,764	(38,291,534)	(7,740,770)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended April 30, 2025 was as follows:
Fund	Ordinary Income
Multifactor Developed International ETF	$23,913,029
Multifactor Emerging Markets ETF	18,742,260
Multifactor Large Cap ETF	11,075,181
Multifactor Mid Cap ETF	40,797,142
Multifactor Small Cap ETF	4,764,845
The tax character of distributions for the year ended April 30, 2024 was as follows:
Fund	Ordinary Income
Multifactor Developed International ETF	$16,293,074
Multifactor Emerging Markets ETF	19,525,171
Multifactor Large Cap ETF	11,097,084
Multifactor Mid Cap ETF	40,836,166
Multifactor Small Cap ETF	3,805,202
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income
Multifactor Developed International ETF	$8,040,416
Multifactor Emerging Markets ETF	3,375,752
Multifactor Large Cap ETF	3,177,319
Multifactor Mid Cap ETF	10,763,343
Multifactor Small Cap ETF	1,167,572
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and redemptions in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts
57	JOHN HANCOCK MULTIFACTOR ETFS |

recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended April 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Developed International ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed.	Up to $830,000
Multifactor Emerging Markets ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of April 30, 2025, there were no open futures contracts.	Up to $2.7 million
Multifactor Large Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of April 30, 2025, there were no open futures contracts.	Up to $3.7 million, as measured during the period
Multifactor Mid Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of April 30, 2025, there were no open futures contracts.	Up to $25.7 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed.	Up to $3.1 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at April 30, 2025 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Developed International ETF	Equity	Receivable/payable for futures variation margin[1]	Futures	$8,668	—
Multifactor Small Cap ETF	Equity	Receivable/payable for futures variation margin[1]	Futures	$22,124	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Funds’ investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended April 30, 2025:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$68,587
Multifactor Emerging Markets ETF	Equity	$(36,179)
Multifactor Large Cap ETF	Equity	$(89,197)
Multifactor Mid Cap ETF	Equity	$(771,382)
Multifactor Small Cap ETF	Equity	$(31,644)

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$8,668
Multifactor Small Cap ETF	Equity	$22,124
| JOHN HANCOCK MULTIFACTOR ETFS	58

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Developed International ETF	0.35%
Multifactor Emerging Markets ETF	0.44%
Multifactor Large Cap ETF	0.26%
Fund	Average daily net assets
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.39%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the year ended April 30, 2025, this waiver amounted to 0.01% of the funds’ average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Large Cap ETF	0.29%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the year ended April 30, 2025.
Fund	Expense reimbursement
Multifactor Developed International ETF	$244,048
Multifactor Emerging Markets ETF	555,625
Multifactor Large Cap ETF	245,759
Fund	Expense reimbursement
Multifactor Mid Cap ETF	$331,064
Multifactor Small Cap ETF	177,228

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended April 30, 2025, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Developed International ETF	0.31%
Multifactor Emerging Markets ETF	0.35%
Multifactor Large Cap ETF	0.23%
Fund	Net Annual Effective Rate
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.35%

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Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended April 30, 2025, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the year ended April 30, 2025, such variable charges were approximately $757 and $315,993 for Multifactor Developed International ETF and Multifactor Emerging Markets ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the year ended April 30, 2025. In addition, purchases and sales of in-kind transactions are aggregated below for the year ended April 30, 2025:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Developed International ETF	$98,519,088	$89,741,592	$176,759,606	$93,057,103
Multifactor Emerging Markets ETF	308,422	85,000,328	52,295,940	155,667,475
Multifactor Large Cap ETF	87,086,873	35,154,818	96,164,726	34,716,923
Multifactor Mid Cap ETF	510,761,038	479,308,337	485,234,386	475,883,920
Multifactor Small Cap ETF	276,085,616	323,202,472	202,767,654	324,336,297
Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 9—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 10—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At April 30, 2025, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	32.80%
| JOHN HANCOCK MULTIFACTOR ETFS	60

Fund	Affiliated Fund	Affiliated Concentration
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	12.03%
	Other affiliated funds	1.32%
	Total	46.15%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.17%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	16.85%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.77%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.43%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.29%
	Other affiliated funds	16.39%
	Total	85.90%
Multifactor Mid Cap ETF	Total other affiliated funds	4.86%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.90%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	11.20%
	Other affiliated funds	2.49%
	Total	34.59%
Note 11—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust*	1,655,862	$9,414,272	$116,225,125	$(109,080,017)	$2,464	$2,070	$112,137	—	$16,563,914
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	169,022	$122,282	$19,444,509	$(17,876,001)	$(79)	$45	$87,980	—	$1,690,756
Multifactor Large Cap ETF
John Hancock Collateral Trust*	3,624	$129,951	$14,512,372	$(14,606,134)	$50	$17	$27,300	—	$36,256
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	381,268	$1,852,697	$161,501,107	$(159,541,853)	$1,558	$388	$339,258	—	$3,813,897
Multifactor Small Cap ETF
John Hancock Collateral Trust*	121,205	$1,723,125	$86,628,841	$(87,139,605)	$(146)	$223	$22,979	—	$1,212,438

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 12—New accounting pronouncement
In this reporting period, the funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a
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defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIFACTOR ETFS	62

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF and Multifactor Small Cap ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the funds’ investments, of Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF (five of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 6, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended April 30, 2025.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Fund	Foreign sourced income	Foreign tax credit
Multifactor Developed International ETF	$24,312,934	$1,632,581
Multifactor Emerging Markets ETF	22,343,105	5,054,651
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.
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John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFA 4/2025
6/2025

Annual Financial Statements & Other N-CSR Items
John Hancock
Active Fixed Income ETFs
April 30, 2025

John Hancock
Active Fixed Income ETFs

2	Funds’ investments
51	Financial statements
58	Financial highlights
62	Notes to financial statements
72	Report of independent registered public accounting firm
74	Tax information
75	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Funds’ investments
CORE BOND ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 59.1%				$5,928,791
(Cost $5,902,117)
U.S. Government 20.2%				2,027,442
U.S. Treasury
Bond	4.500	11-15-54	188,000	181,978
Bond	4.625	11-15-44	493,000	488,073
Bond	4.625	02-15-55	38,000	37,602
Bond	4.750	02-15-45	69,000	69,474
Note	3.875	03-31-27	50,000	50,232
Note	3.875	04-30-30	260,000	261,848
Note	4.000	12-15-27	75,000	75,800
Note	4.000	04-30-32	402,000	403,759
Note	4.250	11-30-26	216,000	217,789
Note	4.250	01-15-28	41,000	41,687
Note	4.625	02-15-35	192,000	199,200
U.S. Government Agency 38.9%				3,901,349
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	70,140	64,271
30 Yr Pass Thru	3.000	09-01-51	86,820	76,154
30 Yr Pass Thru	3.000	05-01-52	85,661	75,352
30 Yr Pass Thru	3.500	01-01-50	82,331	75,227
30 Yr Pass Thru	3.500	01-01-52	82,891	75,401
30 Yr Pass Thru	4.000	06-01-52	67,172	62,689
30 Yr Pass Thru	4.000	06-01-52	66,998	62,695
30 Yr Pass Thru	4.000	07-01-52	68,065	63,991
30 Yr Pass Thru	4.000	07-01-52	67,910	63,378
30 Yr Pass Thru	4.000	12-01-52	67,932	63,866
30 Yr Pass Thru	4.000	01-01-54	68,196	63,618
30 Yr Pass Thru	4.500	02-01-53	67,466	65,098
30 Yr Pass Thru	4.500	02-01-53	69,849	66,984
30 Yr Pass Thru	4.500	02-01-54	67,486	64,922
30 Yr Pass Thru	4.500	02-01-54	12,926	12,440
30 Yr Pass Thru	5.000	03-01-53	72,888	71,973
30 Yr Pass Thru	5.000	04-01-53	71,378	70,727
30 Yr Pass Thru	5.000	04-01-53	73,852	72,832
30 Yr Pass Thru	5.000	08-01-53	71,928	70,665
30 Yr Pass Thru	5.000	10-01-54	72,196	71,222
30 Yr Pass Thru	5.000	11-01-54	73,676	72,446
30 Yr Pass Thru	5.000	12-01-54	15,623	15,397
30 Yr Pass Thru	5.500	01-01-55	29,736	29,906
30 Yr Pass Thru	5.500	02-01-55	17,887	17,987
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	70,478	64,382
15 Yr Pass Thru	2.500	08-01-35	68,252	63,966
15 Yr Pass Thru	2.500	03-01-36	68,598	63,971
30 Yr Pass Thru	2.000	06-01-50	89,626	71,739
30 Yr Pass Thru	2.000	07-01-50	89,686	71,788
30 Yr Pass Thru	2.500	01-01-50	97,564	82,106
30 Yr Pass Thru	2.500	09-01-50	98,055	81,692
30 Yr Pass Thru	2.500	01-01-52	96,906	80,947
30 Yr Pass Thru	3.000	01-01-50	86,064	75,505
30 Yr Pass Thru	3.000	03-01-50	85,741	75,222
30 Yr Pass Thru	3.000	11-01-51	85,911	75,331
30 Yr Pass Thru	3.000	12-01-51	16,206	14,207
30 Yr Pass Thru	3.000	05-01-52	87,337	75,844
30 Yr Pass Thru	3.500	07-01-51	83,846	76,480
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-52	84,400	$76,194
30 Yr Pass Thru	3.500	04-01-52	81,872	74,423
30 Yr Pass Thru	3.500	06-01-52	85,330	77,274
30 Yr Pass Thru	4.000	05-01-49	66,892	62,929
30 Yr Pass Thru	4.000	05-01-52	68,519	63,968
30 Yr Pass Thru	4.000	06-01-52	67,741	63,537
30 Yr Pass Thru	4.500	07-01-52	68,396	66,001
30 Yr Pass Thru	4.500	07-01-52	68,761	65,983
30 Yr Pass Thru	4.500	08-01-52	69,241	66,406
30 Yr Pass Thru	4.500	09-01-52	67,266	64,570
30 Yr Pass Thru	4.500	10-01-52	68,204	65,810
30 Yr Pass Thru	4.500	06-01-53	68,409	65,688
30 Yr Pass Thru	4.500	01-01-54	68,142	65,708
30 Yr Pass Thru	4.500	04-01-54	68,994	66,373
30 Yr Pass Thru	5.000	08-01-52	71,764	71,177
30 Yr Pass Thru	5.000	09-01-52	12,983	12,759
30 Yr Pass Thru	5.000	06-01-53	71,232	70,003
30 Yr Pass Thru	5.000	09-01-53	70,908	70,040
30 Yr Pass Thru	5.000	11-01-53	20,418	20,014
30 Yr Pass Thru	5.000	11-01-54	23,735	23,361
30 Yr Pass Thru	5.500	07-01-53	78,003	78,681
30 Yr Pass Thru	5.500	09-01-53	79,086	79,378
30 Yr Pass Thru	5.500	09-01-53	78,393	78,830

30 Yr Pass Thru	5.500	11-01-54	29,573	29,821
Corporate bonds 27.9%				$2,793,467
(Cost $2,819,552)
Communication services 1.5%				145,892
Diversified telecommunication services 0.1%
AT&T, Inc.	4.500	05-15-35	6,000	5,661
Entertainment 0.2%
WarnerMedia Holdings, Inc.	4.279	03-15-32	19,000	16,269
Media 0.5%
Charter Communications Operating LLC	6.384	10-23-35	49,000	49,600
Wireless telecommunication services 0.7%
T-Mobile USA, Inc.	3.875	04-15-30	26,000	25,088
T-Mobile USA, Inc.	5.200	01-15-33	49,000	49,274
Consumer discretionary 1.2%				121,847
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32	89,000	72,724
General Motors Financial Company, Inc.	5.600	06-18-31	49,000	49,123
Consumer staples 0.6%				57,057
Food products 0.6%
JBS USA LUX Sarl (A)	5.950	04-20-35	2,000	2,058
Mars, Inc. (A)	5.000	03-01-32	6,000	6,048
Pilgrim’s Pride Corp.	6.250	07-01-33	47,000	48,951
Energy 3.6%				358,982
Oil, gas and consumable fuels 3.6%
Cheniere Energy Partners LP	5.950	06-30-33	47,000	47,977
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	24,000	24,799
Continental Resources, Inc.	4.900	06-01-44	60,000	46,337
DT Midstream, Inc. (A)	5.800	12-15-34	25,000	24,766
Energy Transfer LP	5.250	07-01-29	24,000	24,322
Energy Transfer LP	5.400	10-01-47	27,000	23,246
Occidental Petroleum Corp.	5.375	01-01-32	25,000	23,782
3	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.050	10-01-54	25,000	$21,567
ONEOK, Inc.	6.625	09-01-53	23,000	22,896
Ovintiv, Inc.	7.200	11-01-31	23,000	24,271
Sabine Pass Liquefaction LLC	4.500	05-15-30	26,000	25,642
Targa Resources Corp.	6.150	03-01-29	24,000	25,019
Whistler Pipeline LLC (A)	5.700	09-30-31	24,000	24,358
Financials 10.2%				1,027,897
Banks 6.3%
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	114,000	100,830
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	40,000	35,665
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	16,000	15,660
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	15,000	15,007
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	7,000	7,010
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	49,000	49,824
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	25,000	25,307
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	10,000	9,973
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	6,000	6,034
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	24,000	23,732
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	55,000	50,269
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	72,000	74,610
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	10,000	9,985
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	25,000	24,334
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	25,000	24,481
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	7,000	7,085
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	46,000	49,662
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	48,000	49,152
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	49,000	49,982
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	6,000	6,124
Capital markets 2.1%
Ares Capital Corp.	5.875	03-01-29	24,000	24,163
Ares Strategic Income Fund (A)	6.200	03-21-32	7,000	6,914
Ares Strategic Income Fund (A)	6.350	08-15-29	24,000	24,458
Blackstone Private Credit Fund	6.000	01-29-32	25,000	24,792
HPS Corporate Lending Fund	5.950	04-14-32	4,000	3,905
Lazard Group LLC	6.000	03-15-31	24,000	24,714
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	61,000	50,888
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	49,000	49,905
Sixth Street Lending Partners (A)	6.125	07-15-30	4,000	4,015
Consumer finance 0.3%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	24,000	23,665
Financial services 0.7%
Apollo Debt Solutions BDC	6.900	04-13-29	24,000	24,676
Enact Holdings, Inc.	6.250	05-28-29	24,000	24,570
NMI Holdings, Inc.	6.000	08-15-29	24,000	24,275
Insurance 0.8%
Athene Holding, Ltd.	3.500	01-15-31	27,000	25,020
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	4,000	3,843
CNO Global Funding (A)	4.950	09-09-29	25,000	25,037
F&G Annuities & Life, Inc.	6.500	06-04-29	24,000	24,455
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	4,000	3,876
Health care 2.5%				248,685
Biotechnology 1.0%
AbbVie, Inc.	5.050	03-15-34	29,000	29,244
Amgen, Inc.	5.250	03-02-30	48,000	49,366
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	4

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.250	03-02-33	24,000	$24,253
Health care equipment and supplies 0.5%
Solventum Corp.	5.450	03-13-31	49,000	50,032
Health care providers and services 0.5%
Centene Corp.	4.625	12-15-29	26,000	25,064
HCA, Inc.	5.450	04-01-31	24,000	24,459
Pharmaceuticals 0.5%
Viatris, Inc.	2.700	06-22-30	28,000	24,240
Viatris, Inc.	4.000	06-22-50	35,000	22,027
Industrials 2.4%				243,837
Aerospace and defense 0.3%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	26,000	25,092
The Boeing Company	6.528	05-01-34	6,000	6,445
Passenger airlines 2.1%
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	136,819	118,389
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	46,810	46,598
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	47,582	47,313
Information technology 1.6%				162,966
Communications equipment 0.3%
Motorola Solutions, Inc.	2.750	05-24-31	29,000	25,758
Electronic equipment, instruments and components 0.2%
TD SYNNEX Corp.	2.650	08-09-31	29,000	24,474
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc. (A)	3.419	04-15-33	35,000	31,213
Micron Technology, Inc.	2.703	04-15-32	29,000	24,559
Qorvo, Inc. (A)	3.375	04-01-31	29,000	25,353
Software 0.1%
Oracle Corp.	5.250	02-03-32	7,000	7,097
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.550	08-22-34	25,000	24,512
Materials 0.5%				48,972
Metals and mining 0.5%
Freeport-McMoRan, Inc.	5.400	11-14-34	25,000	24,933
Freeport-McMoRan, Inc.	5.450	03-15-43	26,000	24,039
Real estate 0.9%				88,336
Industrial REITs 0.2%
Prologis Targeted US Logistics Fund LP (A)	5.250	04-01-29	24,000	24,661
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	28,000	24,813
Specialized REITs 0.4%
American Tower Corp.	5.550	07-15-33	7,000	7,163
American Tower Corp.	5.650	03-15-33	7,000	7,232
VICI Properties LP	5.125	05-15-32	25,000	24,467
Utilities 2.9%				288,996
Electric utilities 1.7%
Constellation Energy Generation LLC	6.500	10-01-53	23,000	23,798
Exelon Corp.	5.125	03-15-31	6,000	6,108
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	2,000	1,988
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	5,000	5,011
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	25,000	25,139
5	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (A)	7.000	03-15-33	23,000	$24,781
Pacific Gas & Electric Company	4.950	07-01-50	27,000	21,749
Pacific Gas & Electric Company	5.800	05-15-34	24,000	23,956
The Southern Company	5.200	06-15-33	25,000	25,156
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	10,000	10,187
Independent power and renewable electricity producers 0.5%
Vistra Operations Company LLC (A)	6.000	04-15-34	49,000	49,434
Multi-utilities 0.7%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	23,000	23,652
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	23,000	23,880

Sempra	5.500	08-01-33	24,000	24,157
Collateralized mortgage obligations 4.2%				$418,920
(Cost $412,710)
Commercial and residential 3.6%				359,810
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,445
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	45,616
Series 2024-V12, Class A3	5.738	12-15-57	10,000	10,410
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	26,000	24,122
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	66,456	62,496
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	29,535	28,244
OBX Trust
Series 2021-NQM3, Class A1 (A)(D)	1.054	07-25-61	56,519	45,814
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	101,857
Towd Point Mortgage Trust
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	32,656	30,806
U.S. Government Agency 0.6%				59,110
Government National Mortgage Association
Series 2024-179, Class XI IO	0.831	12-16-66	274,877	20,408
Series 2025-3, Class IO	0.855	04-16-67	265,471	18,987

Series 2025-35, Class IO	0.769	09-16-66	326,543	19,715
Asset-backed securities 7.7%				$778,009
(Cost $771,047)
Asset-backed securities 7.7%				778,009
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	50,000	50,590
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	23,813	22,679
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	96,333	96,158
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,339
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	25,000	24,172
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	100,000	97,810
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	48,375	44,658
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	49,625	50,802
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	25,000	25,026
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	25,000	25,562
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	6

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	25,000	$23,863
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	50,000	49,758
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	100,000	93,877
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	25,000	24,808
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	23,833	23,283
Subway Funding LLC
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,875	24,664
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.036	03-25-55	25,000	24,329
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,517
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	25,000	25,114

	Yield (%)	Shares	Value
Short-term investments 0.5%			$50,018
(Cost $50,014)
Short-term funds 0.5%			50,018
John Hancock Collateral Trust (E)	4.2081(F)	5,000	50,018

Total investments (Cost $9,955,440) 99.4%	$9,969,205
Other assets and liabilities, net 0.6%	58,037
Total net assets 100.0%	$10,027,242

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,394,056 or 13.9% of the fund’s net assets as of 4-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 4-30-25.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,226.
(F)	The rate shown is the annualized seven-day yield as of 4-30-25.
CORE PLUS BOND ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.2%				$27,372,693
(Cost $27,031,015)
U.S. Government 20.0%				9,747,981
U.S. Treasury
Bond	4.625	02-15-55	1,174,000	1,161,710
Bond	4.750	02-15-45	2,936,000	2,956,181
Note	3.875	03-31-27	245,000	246,139
Note	3.875	04-30-30	410,000	412,915
Note	4.000	12-15-27	178,000	179,898
Note	4.000	04-30-32	1,594,000	1,600,974
Note	4.250	11-30-26	1,032,000	1,040,546
Note	4.250	01-15-28	104,000	105,743
7	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	4.625	02-15-35	1,970,000	$2,043,875
U.S. Government Agency 36.2%				17,624,712
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	01-01-52	128,904	108,441
30 Yr Pass Thru	2.500	02-01-52	233,596	196,075
30 Yr Pass Thru	3.000	09-01-51	240,999	211,394
30 Yr Pass Thru	3.000	02-01-52	162,474	142,363
30 Yr Pass Thru	3.000	03-01-52	159,864	140,076
30 Yr Pass Thru	3.000	05-01-52	283,340	249,242
30 Yr Pass Thru	3.500	01-01-50	249,650	228,107
30 Yr Pass Thru	3.500	04-01-50	258,187	236,149
30 Yr Pass Thru	3.500	01-01-52	256,492	233,317
30 Yr Pass Thru	3.500	03-01-52	132,378	120,706
30 Yr Pass Thru	4.000	05-01-52	158,716	149,612
30 Yr Pass Thru	4.000	06-01-52	203,973	190,361
30 Yr Pass Thru	4.000	06-01-52	228,403	213,731
30 Yr Pass Thru	4.000	07-01-52	229,927	216,164
30 Yr Pass Thru	4.000	07-01-52	230,559	215,173
30 Yr Pass Thru	4.000	07-01-52	157,685	147,926
30 Yr Pass Thru	4.000	12-01-52	230,215	216,434
30 Yr Pass Thru	4.000	02-01-53	158,276	149,197
30 Yr Pass Thru	4.000	04-01-53	229,528	216,075
30 Yr Pass Thru	4.000	04-01-53	230,874	216,476
30 Yr Pass Thru	4.000	01-01-54	231,867	216,303
30 Yr Pass Thru	4.500	07-01-52	234,519	226,279
30 Yr Pass Thru	4.500	02-01-53	229,748	221,686
30 Yr Pass Thru	4.500	02-01-53	175,984	168,764
30 Yr Pass Thru	4.500	02-01-54	230,576	221,818
30 Yr Pass Thru	4.500	02-01-54	63,635	61,243
30 Yr Pass Thru	5.000	03-01-53	236,418	233,450
30 Yr Pass Thru	5.000	04-01-53	154,795	153,383
30 Yr Pass Thru	5.000	04-01-53	160,012	157,803
30 Yr Pass Thru	5.000	06-01-53	116,785	114,698
30 Yr Pass Thru	5.000	06-01-53	237,932	233,383
30 Yr Pass Thru	5.000	08-01-53	232,909	228,820
30 Yr Pass Thru	5.000	10-01-53	233,029	231,269
30 Yr Pass Thru	5.000	03-01-54	115,946	114,418
30 Yr Pass Thru	5.000	03-01-54	115,412	114,064
30 Yr Pass Thru	5.000	10-01-54	234,877	231,708
30 Yr Pass Thru	5.000	11-01-54	236,540	232,591
30 Yr Pass Thru	5.000	12-01-54	74,209	73,138
30 Yr Pass Thru	5.500	07-01-54	56,865	57,093
30 Yr Pass Thru	5.500	01-01-55	178,416	179,437
30 Yr Pass Thru	5.500	02-01-55	89,437	89,936
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	136,550	124,740
15 Yr Pass Thru	2.500	08-01-35	132,754	124,418
15 Yr Pass Thru	2.500	03-01-36	92,066	85,856
30 Yr Pass Thru	2.000	06-01-50	246,884	197,614
30 Yr Pass Thru	2.000	07-01-50	162,764	130,281
30 Yr Pass Thru	2.000	07-01-51	246,401	197,150
30 Yr Pass Thru	2.000	03-01-52	167,277	134,677
30 Yr Pass Thru	2.500	01-01-50	248,345	208,998
30 Yr Pass Thru	2.500	09-01-50	248,127	206,721
30 Yr Pass Thru	2.500	05-01-51	127,635	107,054
30 Yr Pass Thru	2.500	01-01-52	247,386	206,645
30 Yr Pass Thru	3.000	01-01-50	287,146	251,916
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	03-01-50	284,916	$249,960
30 Yr Pass Thru	3.000	06-01-51	162,870	142,964
30 Yr Pass Thru	3.000	11-01-51	239,959	210,407
30 Yr Pass Thru	3.000	12-01-51	166,109	145,626
30 Yr Pass Thru	3.000	03-01-52	289,576	252,827
30 Yr Pass Thru	3.000	05-01-52	290,268	252,070
30 Yr Pass Thru	3.500	01-01-50	134,665	122,708
30 Yr Pass Thru	3.500	05-01-50	133,546	121,646
30 Yr Pass Thru	3.500	07-01-51	257,782	235,134
30 Yr Pass Thru	3.500	01-01-52	260,936	235,565
30 Yr Pass Thru	3.500	04-01-52	257,695	234,894
30 Yr Pass Thru	3.500	04-01-52	248,764	226,131
30 Yr Pass Thru	3.500	06-01-52	261,905	237,177
30 Yr Pass Thru	3.500	07-01-52	135,161	122,146
30 Yr Pass Thru	4.000	05-01-49	202,347	190,361
30 Yr Pass Thru	4.000	05-01-52	231,353	215,985
30 Yr Pass Thru	4.000	06-01-52	204,069	191,407
30 Yr Pass Thru	4.500	06-01-52	141,080	136,405
30 Yr Pass Thru	4.500	07-01-52	171,401	165,400
30 Yr Pass Thru	4.500	07-01-52	233,116	223,697
30 Yr Pass Thru	4.500	08-01-52	234,418	224,819
30 Yr Pass Thru	4.500	09-01-52	228,544	219,381
30 Yr Pass Thru	4.500	10-01-52	171,321	165,309
30 Yr Pass Thru	4.500	11-01-52	142,685	137,678
30 Yr Pass Thru	4.500	06-01-53	173,303	166,409
30 Yr Pass Thru	4.500	07-01-53	142,608	137,280
30 Yr Pass Thru	4.500	07-01-53	144,198	138,975
30 Yr Pass Thru	4.500	09-01-53	144,512	139,023
30 Yr Pass Thru	4.500	01-01-54	230,563	222,328
30 Yr Pass Thru	4.500	04-01-54	233,444	224,577
30 Yr Pass Thru	5.000	08-01-52	155,488	154,217
30 Yr Pass Thru	5.000	09-01-52	63,293	62,201
30 Yr Pass Thru	5.000	03-01-53	234,148	230,696
30 Yr Pass Thru	5.000	06-01-53	231,717	227,722
30 Yr Pass Thru	5.000	06-01-53	116,180	114,141
30 Yr Pass Thru	5.000	06-01-53	113,201	112,310
30 Yr Pass Thru	5.000	09-01-53	152,866	150,994
30 Yr Pass Thru	5.000	11-01-53	98,375	96,433
30 Yr Pass Thru	5.000	11-01-54	91,196	90,044
30 Yr Pass Thru	5.000	11-01-54	114,720	112,913
30 Yr Pass Thru	5.000	12-01-54	116,428	114,448
30 Yr Pass Thru	5.500	07-01-53	221,009	222,930
30 Yr Pass Thru	5.500	09-01-53	226,594	227,431
30 Yr Pass Thru	5.500	09-01-53	225,598	226,855
30 Yr Pass Thru	5.500	10-01-54	54,403	54,839
30 Yr Pass Thru	5.500	11-01-54	55,512	55,717
30 Yr Pass Thru	5.500	11-01-54	233,630	235,588
30 Yr Pass Thru	5.500	11-01-54	56,598	56,680

30 Yr Pass Thru	5.500	01-01-55	55,273	55,891
Corporate bonds 35.3%				$17,210,517
(Cost $17,376,081)
Communication services 1.9%				911,761
Diversified telecommunication services 0.6%
AT&T, Inc.	2.750	06-01-31	141,000	126,529
AT&T, Inc.	4.500	05-15-35	30,000	28,303
Verizon Communications, Inc.	2.550	03-21-31	137,000	121,983
9	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 0.2%
WarnerMedia Holdings, Inc.	4.279	03-15-32	94,000	$80,490
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30	41,000	37,075
Media 0.8%
CCO Holdings LLC	4.500	05-01-32	19,000	16,881
Charter Communications Operating LLC	2.800	04-01-31	297,000	257,941
Midcontinent Communications (A)	8.000	08-15-32	119,000	121,320
Wireless telecommunication services 0.2%
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	118,000	121,239
Consumer discretionary 3.5%				1,708,026
Automobiles 1.0%
Ford Motor Company	6.100	08-19-32	371,000	355,840
General Motors Financial Company, Inc.	3.600	06-21-30	133,000	122,364
Broadline retail 0.0%
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	19,000	17,108
Diversified consumer services 0.3%
Service Corp. International	5.750	10-15-32	125,000	123,405
Hotels, restaurants and leisure 1.1%
Full House Resorts, Inc. (A)	8.250	02-15-28	122,000	114,177
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	119,000	116,600
MGM Resorts International	4.750	10-15-28	128,000	123,423
NCL Corp., Ltd. (A)	6.750	02-01-32	34,000	33,199
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	30,000	29,611
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	120,000	121,799
Household durables 0.3%
KB Home	4.000	06-15-31	135,000	121,665
Newell Brands, Inc.	6.375	05-15-30	26,000	23,668
Specialty retail 0.8%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	131,000	123,188
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	39,000	31,241
Lithia Motors, Inc. (A)	4.375	01-15-31	134,000	123,094
Velocity Vehicle Group LLC (A)	8.000	06-01-29	118,000	119,186
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (A)	8.375	10-01-31	9,000	8,458
Consumer staples 0.1%				40,552
Food products 0.1%
JBS USA LUX Sarl (A)	5.950	04-20-35	11,000	11,320
Mars, Inc. (A)	5.000	03-01-32	29,000	29,232
Energy 6.2%				3,033,132
Oil, gas and consumable fuels 6.2%
Antero Midstream Partners LP (A)	6.625	02-01-32	119,000	120,230
Antero Resources Corp. (A)	5.375	03-01-30	125,000	120,956
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	251,000	243,554
Blue Racer Midstream LLC (A)	7.250	07-15-32	117,000	119,969
Buckeye Partners LP (A)	4.500	03-01-28	10,000	9,641
Cheniere Energy Partners LP	5.950	06-30-33	117,000	119,432
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	120,000	123,994
Continental Resources, Inc.	4.900	06-01-44	152,000	117,388
Diamondback Energy, Inc.	5.150	01-30-30	120,000	121,772
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	220,000	237,136
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	248,000	244,394
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQT Corp. (A)	6.375	04-01-29	23,000	$23,534
Genesis Energy LP	7.875	05-15-32	21,000	20,433
Genesis Energy LP	8.000	05-15-33	24,000	23,278
Global Partners LP (A)	8.250	01-15-32	24,000	24,432
Harbour Energy PLC (A)	6.327	04-01-35	71,000	67,474
Long Ridge Energy LLC (A)(C)	8.750	02-15-32	29,000	27,614
Matador Resources Company (A)	6.250	04-15-33	125,000	117,987
Occidental Petroleum Corp.	6.050	10-01-54	127,000	109,562
Parkland Corp. (A)	4.500	10-01-29	131,000	123,503
Sunoco LP	4.500	04-30-30	49,000	46,112
Sunoco LP (A)	6.250	07-01-33	20,000	19,973
Sunoco LP (A)	7.250	05-01-32	118,000	122,368
Talos Production, Inc. (A)	9.375	02-01-31	116,000	109,066
Targa Resources Corp.	6.150	03-01-29	117,000	121,970
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	136,000	122,176
Venture Global LNG, Inc. (A)	7.000	01-15-30	244,000	229,848
Vital Energy, Inc. (A)	7.875	04-15-32	29,000	22,530
Whistler Pipeline LLC (A)	5.700	09-30-31	121,000	122,806
Financials 11.1%				5,411,306
Banks 6.8%
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	201,000	179,216
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	257,000	248,992
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	81,000	79,280
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	73,000	73,034
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	241,000	246,679
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	36,000	36,051
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	240,000	244,038
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	119,000	120,462
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	123,000	122,585
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	46,000	45,877
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	29,000	29,165
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	247,000	248,855
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	285,000	257,926
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	248,000	256,991
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	48,000	47,928
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	255,000	248,207
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	124,000	121,428
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	34,000	34,415
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	348,000	375,705
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	249,000	253,990
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	30,000	30,622
Capital markets 3.2%
Ares Strategic Income Fund (A)	6.200	03-21-32	119,000	117,537
Ares Strategic Income Fund (A)	6.350	08-15-29	119,000	121,271
Blackstone Private Credit Fund	5.950	07-16-29	119,000	119,611
Blackstone Private Credit Fund	6.000	01-29-32	121,000	119,991
HPS Corporate Lending Fund	5.950	04-14-32	19,000	18,550
Lazard Group LLC	4.375	03-11-29	126,000	123,460
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	303,000	252,773
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	249,000	253,598
MSCI, Inc. (A)	3.625	11-01-31	137,000	123,380
Sixth Street Lending Partners (A)	6.125	07-15-30	19,000	19,069
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	247,000	252,570
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	48,000	41,653
11	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 0.3%
Ally Financial, Inc.	8.000	11-01-31	112,000	$124,029
Financial services 0.3%
Block, Inc.	3.500	06-01-31	140,000	124,959
TrueNoord Capital DAC (A)	8.750	03-01-30	21,000	21,451
Insurance 0.3%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	16,000	15,373
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	116,000	117,800
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	20,000	19,379
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	7.250	04-01-29	119,000	123,406
Health care 2.1%				1,014,446
Biotechnology 1.1%
AbbVie, Inc.	5.050	03-15-34	139,000	140,170
Amgen, Inc.	5.250	03-02-30	121,000	124,442
Amgen, Inc.	5.250	03-02-33	251,000	253,645
Star Parent, Inc. (A)	9.000	10-01-30	14,000	14,165
Health care providers and services 0.5%
HCA, Inc.	5.450	04-01-31	121,000	123,316
Universal Health Services, Inc.	2.650	10-15-30	144,000	126,274
Pharmaceuticals 0.5%
Viatris, Inc.	2.700	06-22-30	142,000	122,929
Viatris, Inc.	4.000	06-22-50	174,000	109,505
Industrials 4.0%				1,973,055
Aerospace and defense 0.3%
The Boeing Company	6.528	05-01-34	115,000	123,527
Building products 0.2%
Builders FirstSource, Inc. (A)	4.250	02-01-32	134,000	120,682
Commercial services and supplies 0.3%
Allied Universal Holdco LLC (A)	7.875	02-15-31	121,000	123,585
Construction and engineering 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	11,000	10,734
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	119,000	123,977
Quanta Services, Inc.	2.900	10-01-30	139,000	125,823
Electrical equipment 0.2%
Regal Rexnord Corp.	6.300	02-15-30	119,000	122,906
Machinery 0.2%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	116,000	116,623
Passenger airlines 1.9%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	247,762	221,792
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	264,112	228,536
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	233,097	232,038
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	245,842	244,452
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	3.300	01-30-32	187,000	165,229
WESCO Distribution, Inc. (A)	6.375	03-15-33	13,000	13,151
Information technology 1.5%				707,063
IT services 0.0%
Virtusa Corp. (A)	7.125	12-15-28	10,000	9,533
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc. (A)	3.419	04-15-33	142,000	126,636
Marvell Technology, Inc.	5.950	09-15-33	24,000	24,836
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	12

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	3.375	04-01-31	143,000	$125,015
Software 0.6%
Cloud Software Group, Inc. (A)	8.250	06-30-32	14,000	14,604
Cloud Software Group, Inc. (A)	9.000	09-30-29	10,000	10,074
Oracle Corp.	5.250	02-03-32	34,000	34,470
Oracle Corp.	5.550	02-06-53	260,000	238,131
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	124,000	123,764
Materials 0.9%				462,962
Construction materials 0.0%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	28,000	28,158
Metals and mining 0.8%
Capstone Copper Corp. (A)	6.750	03-31-33	10,000	9,826
Freeport-McMoRan, Inc.	5.400	11-14-34	124,000	123,669
Freeport-McMoRan, Inc.	5.450	03-15-43	129,000	119,269
Novelis Corp. (A)	4.750	01-30-30	129,000	119,955
Novelis Corp. (A)	6.875	01-30-30	9,000	9,130
Paper and forest products 0.1%
Magnera Corp. (A)	7.250	11-15-31	56,000	52,955
Real estate 1.2%				597,568
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30	19,000	18,716
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	139,000	123,178
Specialized REITs 0.9%
American Tower Corp.	5.550	07-15-33	35,000	35,817
American Tower Corp.	5.650	03-15-33	35,000	36,161
GLP Capital LP	3.250	01-15-32	141,000	121,490
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	133,000	124,258
Uniti Group LP (A)	6.500	02-15-29	16,000	14,637
VICI Properties LP	5.125	05-15-32	126,000	123,311
Utilities 2.8%				1,350,646
Electric utilities 2.0%
Constellation Energy Generation LLC	6.500	10-01-53	116,000	120,025
Exelon Corp.	5.125	03-15-31	29,000	29,520
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	9,000	8,948
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	26,000	26,055
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	10,000	10,056
NRG Energy, Inc. (A)	3.625	02-15-31	140,000	125,828
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	112,000	122,701
Pacific Gas & Electric Company	4.950	07-01-50	136,000	109,552
Pacific Gas & Electric Company	5.800	05-15-34	119,000	118,780
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	39,000	39,588
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	238,000	231,048
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	46,000	46,861
Independent power and renewable electricity producers 0.3%
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	129,000	121,961
Multi-utilities 0.5%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	116,000	119,286

Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	116,000	120,437
13	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 2.6%				$1,261,545
(Cost $1,249,318)
Commercial and residential 2.0%				986,536
BAHA Trust
Series 2024-MAR, Class A (A)(D)	6.171	12-10-41	100,000	103,234
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	39,691
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	136,848
Series 2024-V12, Class A3	5.738	12-15-57	38,000	39,557
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	97,000	89,994
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(D)	6.015	10-12-40	100,000	103,072
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	132,912	124,993
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	73,837	70,609
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(D)	5.649	01-13-40	100,000	102,764
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	101,857
Towd Point Mortgage Trust
Series 2020-1, Class A1 (A)(D)	2.710	01-25-60	77,208	73,917
U.S. Government Agency 0.6%				275,009
Government National Mortgage Association
Series 2024-179, Class XI IO	0.831	12-16-66	1,371,395	101,819
Series 2025-3, Class IO	0.855	04-16-67	1,044,917	74,736

Series 2025-35, Class IO	0.769	09-16-66	1,630,730	98,454
Asset-backed securities 4.3%				$2,123,534
(Cost $2,106,728)
Asset-backed securities 4.3%				2,123,534
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	100,000	101,179
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	95,250	90,715
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	192,667	192,317
CLI Funding VIII LLC
Series 2022-1A, Class A (A)	2.720	01-18-47	131,664	119,309
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	25,000	25,220
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,339
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	100,000	96,689
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	150,000	146,716
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	145,125	133,973
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	198,500	203,209
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	100,000	100,105
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	100,000	102,249
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	100,000	95,453
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	100,000	99,517
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	100,000	93,877
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	25,000	24,808
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	14

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	117,591	$120,340
Series 2024-A, Class A1A (A)	5.240	03-15-56	87,195	88,170
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	95,333	93,132
Subway Funding LLC
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,875	24,664
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	25,000	24,829
Series 2025-1A, Class A2 (A)	5.036	03-25-55	25,000	24,329
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,517
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	48,098	43,751
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	28,000	28,127

	Yield (%)	Shares	Value
Short-term investments 1.0%			$466,811
(Cost $466,784)
Short-term funds 1.0%			466,811
John Hancock Collateral Trust (E)	4.2081(F)	46,666	466,811

Total investments (Cost $48,229,926) 99.4%	$48,435,100
Other assets and liabilities, net 0.6%	295,981
Total net assets 100.0%	$48,731,081

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,126,233 or 16.7% of the fund’s net assets as of 4-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 4-30-25.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $69,873.
(F)	The rate shown is the annualized seven-day yield as of 4-30-25.
CORPORATE BOND ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.9%				$55,067,086
(Cost $55,880,131)
Communication services 7.0%				3,875,487
Diversified telecommunication services 0.8%
AT&T, Inc.	3.550	09-15-55	662,000	443,326
Entertainment 1.8%
WarnerMedia Holdings, Inc.	4.279	03-15-32	510,000	436,703
WMG Acquisition Corp. (A)	3.875	07-15-30	602,000	553,585
Interactive media and services 1.6%
Meta Platforms, Inc.	4.450	08-15-52	1,067,000	887,558
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31	688,000	597,519
News Corp. (A)	5.125	02-15-32	491,000	468,420
15	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.9%
T-Mobile USA, Inc.	4.500	04-15-50	602,000	$488,376
Consumer discretionary 3.3%				1,848,479
Automobiles 1.4%
Ford Motor Credit Company LLC	6.050	03-05-31	796,000	777,554
Broadline retail 1.9%
Amazon.com, Inc.	4.950	12-05-44	1,114,000	1,070,925
Energy 6.8%				3,803,906
Oil, gas and consumable fuels 6.8%
Cheniere Energy Partners LP	3.250	01-31-32	652,000	572,424
DT Midstream, Inc. (A)	4.300	04-15-32	612,000	562,403
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	893,000	855,880
Occidental Petroleum Corp.	6.450	09-15-36	782,000	761,808
ONEOK, Inc.	6.050	09-01-33	500,000	512,969
Var Energi ASA (A)	8.000	11-15-32	496,000	538,422
Financials 43.6%				24,274,208
Banks 22.9%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	1,546,000	1,396,889
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	520,000	534,238
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	279,000	256,550
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	443,000	466,098
Citizens Financial Group, Inc.	3.250	04-30-30	262,000	240,426
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	959,000	975,135
Comerica Bank (5.332% to 8-25-32, then Overnight SOFR + 2.610%)	5.332	08-25-33	999,000	944,473
Credit Agricole SA (A)	3.250	01-14-30	795,000	733,857
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	1,394,000	1,289,667
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	689,000	687,550
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	511,000	531,716
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	673,000	659,041
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	548,000	565,012
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,104,000	1,054,557
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	685,000	709,755
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,251,000	1,159,144
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	548,000	540,422
Capital markets 14.1%
Ares Capital Corp.	5.875	03-01-29	652,000	656,426
Blackstone Private Credit Fund	6.250	01-25-31	648,000	658,994
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	746,000	658,006
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	638,000	544,007
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	1,013,000	1,031,706
MSCI, Inc. (A)	3.875	02-15-31	940,000	872,310
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	654,000	660,267
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	814,000	826,418
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	491,000	428,442
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	383,000	400,176
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	609,000	590,584
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	459,000	513,066
Consumer finance 1.5%
Ally Financial, Inc.	8.000	11-01-31	746,000	826,121
Financial services 2.2%
Apollo Debt Solutions BDC	6.700	07-29-31	592,000	602,457
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	334,000	334,767
Visa, Inc.	2.700	04-15-40	422,000	318,153
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 2.9%
Athene Global Funding (A)	1.450	01-08-26	529,000	$517,520
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	643,000	574,025
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	643,000	516,233
Health care 6.8%				3,799,849
Biotechnology 3.2%
Amgen, Inc.	5.650	03-02-53	1,028,000	986,679
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	917,000	783,986
Health care providers and services 0.9%
Centene Corp.	2.625	08-01-31	633,000	534,667
Pharmaceuticals 2.7%
Bristol-Myers Squibb Company	3.700	03-15-52	645,000	463,469
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	514,000	475,973
Viatris, Inc.	4.000	06-22-50	882,000	555,075
Industrials 8.1%				4,509,834
Aerospace and defense 1.2%
The Boeing Company	5.805	05-01-50	726,000	680,489
Construction and engineering 2.0%
MasTec, Inc.	5.900	06-15-29	589,000	601,976
Quanta Services, Inc.	5.250	08-09-34	536,000	528,784
Electrical equipment 0.8%
Regal Rexnord Corp.	6.300	02-15-30	405,000	418,294
Passenger airlines 3.1%
Delta Air Lines, Inc. (A)	4.750	10-20-28	643,000	639,110
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	458,659	466,899
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	43,617	43,209
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	567,022	563,818
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	3.300	01-30-32	642,000	567,255
Information technology 10.7%				5,926,090
IT services 1.2%
Gartner, Inc. (A)	3.750	10-01-30	707,000	650,754
Semiconductors and semiconductor equipment 3.0%
Foundry JV Holdco LLC (A)	5.875	01-25-34	589,000	591,484
Micron Technology, Inc.	5.875	02-09-33	501,000	511,384
Qorvo, Inc. (A)	3.375	04-01-31	637,000	556,884
Software 3.3%
Microsoft Corp.	2.525	06-01-50	1,859,000	1,151,649
Oracle Corp.	3.950	03-25-51	950,000	685,959
Technology hardware, storage and peripherals 3.2%
Apple, Inc.	2.700	08-05-51	1,251,000	776,289
CDW LLC	5.550	08-22-34	540,000	529,454
Dell International LLC	8.350	07-15-46	389,000	472,233
Materials 1.2%				677,122
Chemicals 1.2%
Air Products & Chemicals, Inc.	2.800	05-15-50	1,076,000	677,122
Real estate 3.4%				1,894,079
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	647,000	573,352
Specialized REITs 2.4%
GLP Capital LP	4.000	01-15-30	529,000	498,652
17	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP	5.125	05-15-32	840,000	$822,075
Utilities 8.0%				4,458,032
Electric utilities 4.7%
Constellation Energy Generation LLC	5.750	03-15-54	530,000	500,637
Duke Energy Corp.	3.300	06-15-41	642,000	467,015
NRG Energy, Inc. (A)	4.450	06-15-29	896,000	872,494
Pacific Gas & Electric Company	5.900	10-01-54	531,000	485,975
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	281,000	286,257
Independent power and renewable electricity producers 1.5%
Vistra Operations Company LLC (A)	4.300	07-15-29	839,000	820,479
Multi-utilities 1.8%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	501,000	520,165
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	523,000	505,010

	Yield (%)	Shares	Value
Short-term investments 0.0%			$16,974
(Cost $16,969)
Short-term funds 0.0%			16,974
John Hancock Collateral Trust (C)	4.2081(D)	1,697	16,974

Total investments (Cost $55,897,100) 98.9%	$55,084,060
Other assets and liabilities, net 1.1%	616,503
Total net assets 100.0%	$55,700,563

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,628,372 or 20.9% of the fund’s net assets as of 4-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	87.6%
France	2.6%
United Kingdom	2.2%
Switzerland	2.0%
Canada	1.5%
Germany	1.2%
Ireland	1.0%
Norway	1.0%
Other countries	0.9%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	18

DYNAMIC MUNICIPAL BOND ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.0%				$24,404,347
(Cost $24,228,665)
Alabama 3.1%				799,270
Black Belt Energy Gas District Alabama Gas Project Revenue, Series A	5.250	05-01-55	250,000	264,959
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	250,466
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	283,845
Alaska 1.7%				432,963
Alaska Municipal Bond Bank Authority Series 2, AMT	5.000	12-01-30	210,000	221,985
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	210,978
Arizona 5.4%				1,372,557
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	198,886
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	249,877
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	359,033
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	238,560
Phoenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	150,000	142,320
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (B)	4.000	08-01-54	200,000	183,881
California 5.2%				1,321,702
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	175,000	172,402
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	350,000	337,820
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	173,234
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	150,594
City of Los Angeles Wastewater System Revenue Series C (C)	5.000	06-01-35	200,000	226,518
City of Los Angeles Wastewater System Revenue Series C (C)	5.000	06-01-43	100,000	106,649
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	154,485
Colorado 2.7%				677,032
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-43	200,000	212,234
City of Longmont Company Water Enterprise Revenue	3.000	11-01-33	155,000	143,371
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	99,372
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	250,000	222,055
Connecticut 0.9%				237,923
Connecticut State Health & Educational Facilities Authority Goodwin University Obligated Group	5.000	07-01-44	250,000	237,923
Delaware 0.7%				168,597
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	168,597
19	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 4.9%				$1,255,081
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	87,875
Cabot Citrus Farms Community Development District	5.250	03-01-29	100,000	100,257
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	546,125
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	100,000	87,324
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	195,777
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	165,086
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	100,000	72,637
Georgia 1.2%				292,932
Athens-Clarke County Unified Government Development Authority Georgia University	4.000	06-15-56	50,000	45,081
Main Street Natural Gas, Inc. Georgia Gas Supply Revenue, Series A	4.000	09-01-52	250,000	247,851
Hawaii 0.7%				166,994
City & County Honolulu Wastewater System Revenue Series A	5.000	07-01-37	150,000	166,994
Idaho 1.1%				275,356
Idaho Housing & Finance Association Series A	5.000	08-15-36	250,000	275,356
Illinois 2.0%				516,071
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	261,862
Madison County Capital Resource Corp. Colgate University Refunding Project	5.000	07-01-36	225,000	254,209
Indiana 4.9%				1,251,892
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	200,490
Indiana Finance Authority Hendricks Regional Health	5.250	03-01-54	250,000	251,248
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	477,736
Indiana Finance Authority Series C (C)	5.000	02-01-36	100,000	111,085
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	211,333
Kentucky 0.5%				124,933
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	125,000	124,933
Louisiana 0.4%				111,391
State of Louisiana Series B, GO (C)	5.000	06-01-36	100,000	111,391
Massachusetts 4.1%				1,035,721
Commonwealth of Massachusetts Series A, GO (C)	5.000	04-01-45	100,000	105,698
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	4,967
Massachusetts Development Finance Agency Bentley University	5.000	07-01-44	200,000	202,606
Massachusetts Development Finance Agency Gingercare Living Series B-1 (A)	5.250	12-01-30	100,000	99,943
Massachusetts Development Finance Agency Merrimack College	5.125	07-01-44	200,000	195,868
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	20

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Wellforce, Series C (B)	5.000	10-01-27	250,000	$259,483
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	30,000	22,336
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	145,000	144,820
Michigan 2.8%				714,853
City of Grand Rapids, GO	5.000	04-01-46	100,000	104,010
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	120,000	124,331
Michigan Finance Authority McLaren Health Care, Series D	1.200	10-15-38	300,000	277,519
Michigan State Hospital Finance Authority Corewell Health, Series B-1 (C)	5.000	08-15-55	100,000	106,619
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	102,374
Mississippi 0.5%				123,797
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	115,000	123,797
Missouri 1.8%				458,766
City of Kansas City Water Revenue Series A	3.500	12-01-37	105,000	94,628
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	100,000	98,313
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	25,000	20,856
St. Louis Land Clearance for Redevelopment Authority Kiel Opera House Renovation Project	3.875	10-01-35	100,000	95,238
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	140,000	149,731
Nevada 1.1%				279,866
County of Clark Series C, GO	3.000	07-01-35	45,000	40,678
Reno-Tahoe Airport Authority Tahoe International Airport, AMT	5.000	07-01-36	230,000	239,188
New Hampshire 0.3%				67,569
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-37	40,000	41,581
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-44	25,000	25,988
New York 5.6%				1,416,518
Dutchess County Local Development Corp. Health Quest Systems, Inc.	4.000	07-01-41	125,000	114,289
New York City Municipal Water Finance Authority Fiscal 2025, Series DD (C)	5.000	06-15-35	150,000	170,697
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	50,000	55,512
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	250,000	226,265
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	210,000	220,133
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	100,000	108,389
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	100,000	107,622
Port Authority New York and New Jersey Series 248 (C)	5.000	01-15-45	150,000	158,151
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	255,460
21	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina 4.3%				$1,103,444
City of Charlotte Series B, GO	5.000	07-01-36	100,000	111,205
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	313,507
State of North Carolina Series C	3.000	05-01-28	150,000	148,087
Western Carolina University Series B	5.000	04-01-32	500,000	530,645
North Dakota 1.0%				247,836
City of Bismarck Series T, GO	2.500	05-01-26	250,000	247,836
Ohio 2.4%				611,161
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	301,527
Port of Greater Cincinnati Development Authority Duke Energy Corp. (B)	5.250	12-01-58	300,000	309,634
Oregon 0.9%				231,026
Oregon State Facilities Authority Southern Oregon Goodwill Project	5.000	12-01-30	225,000	231,026
Pennsylvania 6.6%				1,691,485
Allegheny County Airport Authority Series A, AMT (B)	5.250	01-01-44	250,000	259,177
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	85,000	67,429
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	510,726
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	164,118
Lancaster Municipal Authority Luthercare Project Series A	5.000	12-01-45	45,000	44,291
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B1	5.250	11-01-44	100,000	104,028
Sports & Exhibition Authority of Pittsburgh & Allegheny County Series A (B)	5.000	02-01-31	500,000	541,716
Puerto Rico 0.5%				123,768
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.781	11-01-43	207,143	123,768
South Carolina 1.2%				310,679
South Carolina Public Service Authority Series A	5.250	12-01-50	300,000	310,679
Tennessee 4.3%				1,104,188
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	221,536
Knoxville Tennessee, GO	3.000	05-01-35	120,000	109,191
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	260,614
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	512,847
Texas 6.5%				1,661,421
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	180,443
City of Pearland Series C, GO	5.000	09-01-44	135,000	142,167
Dallas Independent School District Series A-6, GO	5.000	02-15-55	250,000	270,602
Harris County Municipal Utility District No. 202, GO (B)	3.000	02-15-35	45,000	40,618
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-32	100,000	96,969
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-34	100,000	94,642
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	22

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489 Series A, GO (B)	3.000	09-01-35	100,000	$89,698
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	100,000	98,556
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	127,690
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	263,786
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	256,250
Utah 4.5%				1,133,274
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.125	06-15-54	500,000	453,095
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	487,922
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	180,000	192,257
Vermont 0.6%				148,053
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	150,000	148,053
Virginia 4.0%				1,010,709
City of Norfolk Water Revenue Series 2025 (C)	5.000	11-01-37	250,000	272,366
County of Arlington, GO	5.000	06-15-36	85,000	93,188
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	268,929
Loudoun County Economic Development Authority Public Facilities Project, Series A	3.000	12-01-36	200,000	175,049
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	201,177
Washington 3.1%				788,951
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	200,000	212,355
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	576,596
West Virginia 1.0%				246,705
West Virginia Economic Development Authority Appalachian Power Amos Project, Series A, AMT	1.000	01-01-41	250,000	246,705
Wisconsin 3.5%				889,863
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	255,059
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	203,844
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A (C)	5.000	06-01-35	100,000	102,864
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	150,000	159,246
Public Finance Authority Viticus Group Project Series A (A)	4.000	12-01-41	100,000	83,665
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	85,185

23	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 9.3%			$2,378,219
(Cost $2,378,019)
Short-term funds 9.3%
John Hancock Collateral Trust (E)	4.2081(F)	237,746	2,378,219
Total investments (Cost $26,606,684) 105.3%			$26,782,566
Other assets and liabilities, net (5.3%)			(1,353,619)
Total net assets 100.0%			$25,428,947

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 4-30-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.1
Assured Guaranty Corp.	3.2
Build America Mutual Assurance Company	1.3
TOTAL	10.6
The fund had the following portfolio composition as a percentage of net assets on 4-30-25:
General obligation bonds	9.7%
Revenue bonds	86.3%
Other revenue	17.7%
Airport	14.5%
Health care	13.5%
Education	13.0%
Development	12.9%
Water and sewer	6.2%
Housing	3.1%
Utilities	2.4%
Transportation	1.0%
Tobacco	0.8%
Facilities	0.6%
Pollution	0.6%
Short-term investments and other	4.0%
TOTAL	100.0%
HIGH YIELD ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.3%				$33,931,735
(Cost $34,268,293)
Communication services 14.4%				4,968,713
Diversified telecommunication services 3.2%
Cablevision Lightpath LLC (A)	3.875	09-15-27	200,000	188,745
Connect Finco SARL (A)	9.000	09-15-29	200,000	187,094
Consolidated Communications, Inc. (A)	6.500	10-01-28	30,000	29,451
Embarq LLC	7.995	06-01-36	123,000	55,350
Fibercop SpA (A)	6.000	09-30-34	200,000	184,694
Frontier Communications Holdings LLC (A)	6.000	01-15-30	66,000	66,234
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	24

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Frontier Communications Holdings LLC (A)	6.750	05-01-29	45,000	$45,189
Level 3 Financing, Inc. (A)	3.625	01-15-29	110,000	84,975
Level 3 Financing, Inc. (A)	10.500	05-15-30	108,000	116,755
Lumen Technologies, Inc. (A)	4.500	01-15-29	20,000	15,970
Qwest Corp.	7.250	09-15-25	23,000	22,910
Telesat Canada (A)	4.875	06-01-27	47,000	25,043
Telesat Canada (A)	6.500	10-15-27	40,000	16,251
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	57,000	52,496
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	26,000	21,140
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	77,000	53,113
Cinemark USA, Inc. (A)	7.000	08-01-32	16,000	16,361
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	77,000	75,368
Playtika Holding Corp. (A)	4.250	03-15-29	27,000	23,697
Univision Communications, Inc. (A)	8.500	07-31-31	164,000	154,861
Interactive media and services 0.5%
Arches Buyer, Inc. (A)	4.250	06-01-28	22,000	20,689
GoTo Group, Inc. (A)	5.500	05-01-28	12,000	10,440
GoTo Group, Inc. (A)	5.500	05-01-28	15,000	5,625
Match Group Holdings II LLC (A)	5.625	02-15-29	105,000	102,454
ZoomInfo Technologies LLC (A)	3.875	02-01-29	20,000	18,378
Media 9.3%
Altice France Holding SA (A)	6.000	02-15-28	200,000	62,031
Altice France SA (A)	5.500	01-15-28	230,000	190,416
AMC Networks, Inc. (A)	10.250	01-15-29	62,000	63,700
CCO Holdings LLC	4.500	05-01-32	275,000	244,332
CCO Holdings LLC (A)	4.750	02-01-32	231,000	209,046
CCO Holdings LLC (A)	7.375	03-01-31	202,000	208,050
Clear Channel Outdoor Holdings, Inc. (A)	5.125	08-15-27	39,000	37,919
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	44,000	36,520
CMG Media Corp. (A)	8.875	06-18-29	61,000	53,375
CSC Holdings LLC (A)	5.500	04-15-27	200,000	185,836
CSC Holdings LLC (A)	5.750	01-15-30	280,000	140,431
Directv Financing LLC (A)	5.875	08-15-27	78,000	75,385
Directv Financing LLC (A)	10.000	02-15-31	79,000	74,813
DISH DBS Corp.	5.125	06-01-29	127,000	79,516
DISH DBS Corp. (A)	5.250	12-01-26	71,000	64,609
DISH DBS Corp.	7.750	07-01-26	59,000	51,283
DISH Network Corp. (A)	11.750	11-15-27	81,000	85,127
Getty Images, Inc. (A)	9.750	03-01-27	11,000	10,865
Gray Media, Inc. (A)	7.000	05-15-27	73,000	71,018
Gray Media, Inc. (A)	10.500	07-15-29	35,000	35,927
iHeartCommunications, Inc. (A)	9.125	05-01-29	29,950	23,127
iHeartCommunications, Inc. (A)	10.875	05-01-30	28,000	11,760
Intelsat Jackson Holdings SA (A)	6.500	03-15-30	28,000	27,541
Lamar Media Corp.	4.000	02-15-30	78,000	72,879
Neptune Bidco US, Inc. (A)	9.290	04-15-29	157,000	139,730
Nexstar Media, Inc. (A)	5.625	07-15-27	54,000	53,495
Outfront Media Capital LLC (A)	4.625	03-15-30	49,000	45,281
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	64,000	59,071
Radiate Holdco LLC (A)	4.500	09-15-26	16,000	13,804
Sabre GLBL, Inc. (A)	8.625	06-01-27	51,000	48,833
Sabre GLBL, Inc. (A)	10.750	11-15-29	40,000	38,100
Scripps Escrow II, Inc. (A)	3.875	01-15-29	16,000	12,192
Scripps Escrow II, Inc. (A)	5.375	01-15-31	26,000	14,801
25	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Scripps Escrow, Inc. (A)	5.875	07-15-27	24,000	$19,008
Sinclair Television Group, Inc. (A)	5.500	03-01-30	18,000	12,960
Sirius XM Radio LLC (A)	5.000	08-01-27	185,000	182,775
TEGNA, Inc.	5.000	09-15-29	105,000	97,805
Vmed O2 UK Financing I PLC (A)	4.750	07-15-31	200,000	175,775
VZ Secured Financing BV (A)	5.000	01-15-32	200,000	174,529
Wireless telecommunication services 0.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	53,000	52,808
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	160,000	118,957
Consumer discretionary 15.3%				5,275,004
Automobile components 1.7%
Adient Global Holdings, Ltd. (A)	8.250	04-15-31	44,000	43,558
American Axle & Manufacturing, Inc.	6.875	07-01-28	31,000	29,836
Clarios Global LP (A)	6.750	05-15-28	33,000	33,515
Clarios Global LP (A)	6.750	02-15-30	50,000	50,865
Dana, Inc.	5.625	06-15-28	37,000	36,691
Dealer Tire LLC (A)	8.000	02-01-28	16,000	15,521
Dornoch Debt Merger Sub, Inc. (A)	6.625	10-15-29	16,000	11,057
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	23,000	22,954
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) (A)	6.375	05-15-29	200,000	193,689
Phinia, Inc. (A)	6.625	10-15-32	31,000	30,418
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	22,000	16,412
Tenneco, Inc. (A)	8.000	11-17-28	50,000	47,766
The Goodyear Tire & Rubber Company	5.250	07-15-31	60,000	55,894
Automobiles 0.9%
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	61,000	57,577
Nissan Motor Acceptance Company LLC (A)	2.450	09-15-28	57,000	50,369
Nissan Motor Company, Ltd. (A)	4.345	09-17-27	200,000	191,881
Thor Industries, Inc. (A)	4.000	10-15-29	25,000	22,484
Broadline retail 0.3%
Kohl’s Corp.	5.550	07-17-45	16,000	7,602
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	23,000	19,261
Nordstrom, Inc.	4.000	03-15-27	24,000	22,921
Nordstrom, Inc.	5.000	01-15-44	13,000	9,106
QVC, Inc. (A)	6.875	04-15-29	13,000	8,627
Wand NewCo 3, Inc. (A)	7.625	01-30-32	26,000	26,785
Distributors 0.3%
American Builders & Contractors Supply Company, Inc. (A)	3.875	11-15-29	20,000	18,462
American Builders & Contractors Supply Company, Inc. (A)	4.000	01-15-28	38,000	36,673
BCPE Empire Holdings, Inc. (A)	7.625	05-01-27	31,000	31,000
Diversified consumer services 0.3%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	99,000	97,852
StoneMor, Inc. (A)	8.500	05-15-29	19,000	17,083
Hotels, restaurants and leisure 6.8%
Affinity Interactive (A)	6.875	12-15-27	36,000	25,811
Caesars Entertainment, Inc. (A)	6.000	10-15-32	37,000	34,882
Caesars Entertainment, Inc. (A)	7.000	02-15-30	151,000	154,570
CCM Merger, Inc. (A)	6.375	05-01-26	52,000	52,061
Fertitta Entertainment LLC (A)	4.625	01-15-29	62,000	57,436
Fertitta Entertainment LLC (A)	6.750	01-15-30	21,000	18,373
Hilton Domestic Operating Company, Inc. (A)	3.750	05-01-29	221,000	207,781
Liberty Interactive LLC	8.500	07-15-29	28,000	10,796
Light & Wonder International, Inc. (A)	7.250	11-15-29	67,000	68,307
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	26

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Lindblad Expeditions LLC (A)	6.750	02-15-27	52,000	$51,834
MGM Resorts International	6.500	04-15-32	87,000	85,731
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	36,000	33,986
Motion Bondco DAC (A)	6.625	11-15-27	200,000	189,141
NCL Corp., Ltd. (A)	6.250	03-01-30	171,000	166,802
New Red Finance, Inc. (A)	4.000	10-15-30	36,000	32,761
New Red Finance, Inc. (A)	4.375	01-15-28	83,000	80,352
New Red Finance, Inc. (A)	6.125	06-15-29	49,000	49,775
Raising Cane’s Restaurants LLC (A)	9.375	05-01-29	12,000	12,717
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	172,064
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	215,000	214,779
Royal Caribbean Cruises, Ltd.	7.500	10-15-27	48,000	50,548
Scientific Games Holdings LP (A)	6.625	03-01-30	61,000	58,059
Station Casinos LLC (A)	4.625	12-01-31	41,000	37,063
Travel + Leisure Company (A)	4.625	03-01-30	29,000	27,006
Viking Cruises, Ltd. (A)	9.125	07-15-31	174,000	186,040
Wynn Resorts Finance LLC (A)	5.125	10-01-29	159,000	153,297
Yum! Brands, Inc. (A)	4.750	01-15-30	70,000	67,939
Yum! Brands, Inc.	6.875	11-15-37	32,000	33,252
Household durables 1.7%
Adams Homes, Inc. (A)	9.250	10-15-28	20,000	20,093
Ashton Woods USA LLC (A)	6.625	01-15-28	37,000	36,931
Beazer Homes USA, Inc. (A)	7.500	03-15-31	29,000	28,019
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	39,000	34,714
Century Communities, Inc. (A)	3.875	08-15-29	19,000	16,948
Gates Corp. (A)	6.875	07-01-29	51,000	51,746
K Hovnanian Enterprises, Inc. (A)	11.750	09-30-29	16,000	16,952
KB Home	4.000	06-15-31	115,000	103,641
LGI Homes, Inc. (A)	7.000	11-15-32	29,000	26,753
M/I Homes, Inc.	3.950	02-15-30	62,000	56,287
Newell Brands, Inc.	6.625	09-15-29	37,000	34,709
Newell Brands, Inc.	7.000	04-01-46	45,000	34,770
SWF Holdings I Corp. (A)	6.500	10-01-29	11,000	4,263
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28	110,000	110,050
TopBuild Corp. (A)	3.625	03-15-29	19,000	17,662
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	22,000	16,184
Specialty retail 3.3%
Advance Auto Parts, Inc.	1.750	10-01-27	92,000	82,709
Advance Auto Parts, Inc.	3.500	03-15-32	13,000	10,864
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	72,000	65,616
Bath & Body Works, Inc.	6.950	03-01-33	75,000	74,266
Bath & Body Works, Inc.	7.500	06-15-29	33,000	33,647
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (A)	7.750	04-01-27	25,000	24,254
Carvana Company (9.000% Cash or 13.000% PIK) (A)	9.000	06-01-30	41,300	43,730
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	55,481	62,447
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	34,000	35,256
Lithia Motors, Inc. (A)	4.625	12-15-27	69,000	66,998
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	47,000	43,337
Penske Automotive Group, Inc.	3.750	06-15-29	13,000	12,053
PetSmart, Inc. (A)	4.750	02-15-28	250,000	238,938
Saks Global Enterprises LLC (A)	11.000	12-15-29	57,000	34,573
Sally Holdings LLC	6.750	03-01-32	51,000	51,370
Sonic Automotive, Inc. (A)	4.875	11-15-31	70,000	63,908
Specialty Building Products Holdings LLC (A)	7.750	10-15-29	22,000	20,672
27	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Staples, Inc. (A)	10.750	09-01-29	132,000	$114,367
The Michaels Companies, Inc. (A)	7.875	05-01-29	46,000	15,809
Valvoline, Inc. (A)	3.625	06-15-31	15,000	13,137
Victoria’s Secret & Company (A)	4.625	07-15-29	21,000	18,309
Consumer staples 4.1%				1,432,856
Beverages 0.1%
Primo Water Holdings, Inc. (A)	4.375	04-30-29	29,000	27,516
Consumer staples distribution and retail 2.0%
Albertsons Companies, Inc. (A)	4.875	02-15-30	71,000	68,589
Albertsons Companies, Inc. (A)	5.875	02-15-28	118,000	117,911
Arko Corp. (A)	5.125	11-15-29	13,000	10,405
C&S Group Enterprises LLC (A)	5.000	12-15-28	8,000	6,690
KeHE Distributors LLC (A)	9.000	02-15-29	27,000	27,621
Performance Food Group, Inc. (A)	4.250	08-01-29	53,000	50,162
Performance Food Group, Inc. (A)	5.500	10-15-27	33,000	32,730
Safeway, Inc.	7.250	02-01-31	33,000	33,919
United Natural Foods, Inc. (A)	6.750	10-15-28	13,000	12,764
US Foods, Inc. (A)	7.250	01-15-32	146,000	152,732
Walgreens Boots Alliance, Inc.	3.450	06-01-26	53,000	51,796
Walgreens Boots Alliance, Inc.	4.100	04-15-50	41,000	35,807
Walgreens Boots Alliance, Inc.	4.500	11-18-34	86,000	80,955
Walgreens Boots Alliance, Inc.	8.125	08-15-29	14,000	14,566
Food products 1.2%
B&G Foods, Inc.	5.250	09-15-27	10,000	9,373
B&G Foods, Inc. (A)	8.000	09-15-28	22,000	21,827
Darling Ingredients, Inc. (A)	6.000	06-15-30	33,000	32,907
Lamb Weston Holdings, Inc. (A)	4.375	01-31-32	124,000	113,599
Pilgrim’s Pride Corp.	3.500	03-01-32	61,000	54,127
Post Holdings, Inc. (A)	4.625	04-15-30	111,000	104,629
Post Holdings, Inc. (A)	6.250	02-15-32	56,000	56,434
TreeHouse Foods, Inc.	4.000	09-01-28	18,000	16,149
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	16,000	15,198
Household products 0.3%
Energizer Holdings, Inc. (A)	4.750	06-15-28	59,000	56,845
Kronos Acquisition Holdings, Inc. (A)	10.750	06-30-32	71,000	42,543
Personal care products 0.5%
HLF Financing Sarl LLC (A)	4.875	06-01-29	10,000	7,637
HLF Financing Sarl LLC (A)	12.250	04-15-29	21,000	22,283
Perrigo Finance Unlimited Company	4.900	12-15-44	200,000	155,142
Energy 10.9%				3,747,150
Energy equipment and services 1.7%
Archrock Partners LP (A)	6.625	09-01-32	50,000	49,719
Nabors Industries, Inc. (A)	7.375	05-15-27	139,000	131,062
Nabors Industries, Inc. (A)	8.875	08-15-31	62,000	42,051
Nabors Industries, Ltd. (A)	7.500	01-15-28	43,000	34,219
Transocean, Inc. (A)	8.500	05-15-31	91,000	70,347
Transocean, Inc. (A)	8.750	02-15-30	45,600	44,574
Valaris, Ltd. (A)	8.375	04-30-30	69,000	64,652
Weatherford International, Ltd. (A)	8.625	04-30-30	140,000	138,769
Oil, gas and consumable fuels 9.2%
Baytex Energy Corp. (A)	8.500	04-30-30	56,000	52,037
Buckeye Partners LP	5.600	10-15-44	23,000	18,844
CITGO Petroleum Corp. (A)	6.375	06-15-26	153,000	152,173
CITGO Petroleum Corp. (A)	8.375	01-15-29	75,000	75,036
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	28

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Civitas Resources, Inc. (A)	8.750	07-01-31	194,000	$184,402
Comstock Resources, Inc. (A)	6.750	03-01-29	81,000	76,753
CQP Holdco LP (A)	5.500	06-15-31	250,000	239,908
Encino Acquisition Partners Holdings LLC (A)	8.500	05-01-28	54,000	54,038
Energy Transfer LP (7.125% to 10-1-29, then 5 Year CMT + 2.829%)	7.125	10-01-54	31,000	30,782
Genesis Energy LP	8.875	04-15-30	116,000	118,369
Hess Midstream Operations LP (A)	6.500	06-01-29	143,000	145,226
Hilcorp Energy I LP (A)	6.000	02-01-31	108,000	96,938
Hilcorp Energy I LP (A)	8.375	11-01-33	116,000	110,311
Kinetik Holdings LP (A)	6.625	12-15-28	41,000	41,300
Long Ridge Energy LLC (A)	8.750	02-15-32	23,000	21,901
Murphy Oil Corp.	5.875	12-01-42	52,000	38,120
New Fortress Energy, Inc. (A)	6.500	09-30-26	85,000	69,628
NGL Energy Operating LLC (A)	8.125	02-15-29	62,000	58,268
NGL Energy Operating LLC (A)	8.375	02-15-32	71,000	64,733
Northriver Midstream Finance LP (A)	6.750	07-15-32	58,000	57,635
Permian Resources Operating LLC (A)	7.000	01-15-32	199,000	200,331
Permian Resources Operating LLC (A)	8.000	04-15-27	33,000	33,580
Prairie Acquiror LP (A)	9.000	08-01-29	15,000	15,116
Rockies Express Pipeline LLC (A)	3.600	05-15-25	67,000	66,925
SM Energy Company (A)	6.750	08-01-29	69,000	64,420
SM Energy Company (A)	7.000	08-01-32	35,000	32,266
Summit Midstream Holdings LLC (A)	8.625	10-31-29	33,000	32,510
Sunoco LP (A)	7.000	09-15-28	50,000	51,210
Sunoco LP (A)	7.250	05-01-32	34,000	35,259
Tallgrass Energy Partners LP (A)	6.000	12-31-30	99,000	92,183
Transocean Aquila, Ltd. (A)	8.000	09-30-28	108,446	106,910
Venture Global Calcasieu Pass LLC (A)	3.875	11-01-33	197,000	166,159
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	48,000	48,013
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	127,000	109,161
Venture Global LNG, Inc. (A)	9.875	02-01-32	243,000	246,733
Vital Energy, Inc. (A)	7.750	07-31-29	45,000	37,945
Vital Energy, Inc. (A)	7.875	04-15-32	163,000	126,634
Financials 11.8%				4,076,341
Banks 0.6%
Intesa Sanpaolo SpA (4.950% to 6-1-41, then 1 Year CMT + 2.750%) (A)	4.950	06-01-42	200,000	155,049
Park River Holdings, Inc. (A)	6.750	08-01-29	16,000	12,649
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	43,000	39,055
Capital markets 2.7%
AG TTMT Escrow Issuer LLC (A)	8.625	09-30-27	77,000	79,316
Aretec Group, Inc. (A)	7.500	04-01-29	52,000	50,841
Boost Newco Borrower LLC (A)	7.500	01-15-31	200,000	211,051
Coinbase Global, Inc. (A)	3.375	10-01-28	97,000	89,278
Focus Financial Partners LLC (A)	6.750	09-15-31	38,000	38,227
Hightower Holding LLC (A)	9.125	01-31-30	51,000	52,148
Jane Street Group (A)	6.750	05-01-33	90,000	90,424
Jane Street Group (A)	7.125	04-30-31	133,000	137,166
Jefferies Finance LLC (A)	5.000	08-15-28	200,000	186,100
Consumer finance 1.5%
Bread Financial Holdings, Inc. (A)	9.750	03-15-29	39,000	41,029
Credit Acceptance Corp. (A)	6.625	03-15-30	97,000	95,177
FirstCash, Inc. (A)	5.625	01-01-30	20,000	19,664
Navient Corp.	6.750	06-15-26	120,000	121,096
OneMain Finance Corp.	6.750	03-15-32	175,000	171,645
PRA Group, Inc. (A)	5.000	10-01-29	30,000	27,333
29	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Synchrony Financial	7.250	02-02-33	27,000	$27,533
Financial services 2.7%
Block, Inc. (A)	6.500	05-15-32	85,000	86,724
CI Financial Corp. (A)	7.500	05-30-29	55,000	57,396
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	17,000	16,468
Compass Group Diversified Holdings LLC (A)	5.250	04-15-29	36,000	33,960
Freedom Mortgage Corp. (A)	7.625	05-01-26	50,000	49,866
Freedom Mortgage Corp. (A)	12.250	10-01-30	155,000	170,543
Icahn Enterprises LP	5.250	05-15-27	75,000	71,119
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	11,000	9,653
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	57,000	56,929
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	87,000	86,473
PennyMac Financial Services, Inc. (A)	7.125	11-15-30	57,000	57,965
Prospect Capital Corp.	3.364	11-15-26	14,000	13,109
Rocket Mortgage LLC (A)	2.875	10-15-26	146,000	140,902
Rocket Mortgage LLC (A)	3.875	03-01-31	58,000	52,427
VFH Parent LLC (A)	7.500	06-15-31	42,000	43,111
Insurance 3.5%
Acrisure LLC (A)	6.000	08-01-29	72,000	68,212
Acrisure LLC (A)	7.500	11-06-30	74,000	75,385
Acrisure LLC (A)	8.250	02-01-29	53,000	54,228
Alliant Holdings Intermediate LLC (A)	5.875	11-01-29	109,000	105,222
Alliant Holdings Intermediate LLC (A)	6.750	10-15-27	175,000	173,742
AmWINS Group, Inc. (A)	4.875	06-30-29	132,000	126,024
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	17,000	16,918
Augustar Life Insurance Company (A)	6.875	06-15-42	96,000	87,371
Constellation Insurance, Inc. (A)	6.625	05-01-31	34,000	33,872
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	128,000	121,646
HUB International, Ltd. (A)	7.375	01-31-32	151,000	155,567
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	57,000	53,830
Panther Escrow Issuer LLC (A)	7.125	06-01-31	139,000	142,405
Mortgage real estate investment trusts 0.8%
Apollo Commercial Real Estate Finance, Inc. (A)	4.625	06-15-29	26,000	24,013
Ladder Capital Finance Holdings LLLP (A)	4.250	02-01-27	23,000	22,407
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	41,000	39,246
Rithm Capital Corp. (A)	8.000	04-01-29	54,000	53,912
Starwood Property Trust, Inc. (A)	3.625	07-15-26	47,000	45,879
Starwood Property Trust, Inc. (A)	7.250	04-01-29	82,000	85,036
Health care 8.3%				2,868,285
Biotechnology 0.3%
Select Medical Corp. (A)	6.250	12-01-32	72,000	71,493
Star Parent, Inc. (A)	9.000	10-01-30	33,000	33,390
Health care equipment and supplies 1.4%
Bausch + Lomb Corp. (A)	8.375	10-01-28	31,000	32,203
Embecta Corp. (A)	5.000	02-15-30	12,000	10,800
Insulet Corp. (A)	6.500	04-01-33	28,000	28,566
Medline Borrower LP (A)	3.875	04-01-29	137,000	127,796
Medline Borrower LP (A)	5.250	10-01-29	217,000	206,071
Medline Borrower LP (A)	6.250	04-01-29	36,000	36,276
Sotera Health Holdings LLC (A)	7.375	06-01-31	43,000	44,103
Health care providers and services 4.3%
Acadia Healthcare Company, Inc. (A)	5.000	04-15-29	40,000	37,814
AdaptHealth LLC (A)	5.125	03-01-30	127,000	113,526
AMN Healthcare, Inc. (A)	4.625	10-01-27	39,000	37,370
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	30

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
AthenaHealth Group, Inc. (A)	6.500	02-15-30	58,000	$55,439
Community Health Systems, Inc. (A)	5.625	03-15-27	139,000	135,555
Community Health Systems, Inc. (A)	6.875	04-15-29	45,000	32,783
Community Health Systems, Inc. (A)	10.875	01-15-32	37,000	38,203
Concentra Health Services, Inc. (A)	6.875	07-15-32	34,000	34,809
DaVita, Inc. (A)	3.750	02-15-31	89,000	78,246
DaVita, Inc. (A)	6.875	09-01-32	77,000	77,746
Global Medical Response, Inc. (8.750% Cash and 0.750% PIK) (A)	9.500	10-31-28	59,404	59,404
LifePoint Health, Inc. (A)	9.875	08-15-30	89,000	94,671
Molina Healthcare, Inc. (A)	3.875	11-15-30	60,000	54,088
Molina Healthcare, Inc. (A)	6.250	01-15-33	35,000	34,737
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	21,030	16,298
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	19,983	18,384
Pediatrix Medical Group, Inc. (A)	5.375	02-15-30	36,000	34,717
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	33,000	31,462
Radiology Partners, Inc. (4.275% Cash and 3.500% PIK) (A)	7.775	01-31-29	28,961	28,337
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	19,075	17,883
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	48,000	47,891
Team Health Holdings, Inc. (9.000% Cash and 4.500% PIK) (A)	13.500	06-30-28	27,675	29,681
Tenet Healthcare Corp.	4.375	01-15-30	146,000	138,364
Tenet Healthcare Corp.	4.625	06-15-28	146,000	142,184
Tenet Healthcare Corp.	6.750	05-15-31	70,000	71,756
US Renal Care, Inc. (A)	10.625	06-28-28	32,000	26,880
Pharmaceuticals 2.3%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	29,000	27,550
Bausch Health Americas, Inc. (A)	9.250	04-01-26	21,000	20,480
Bausch Health Companies, Inc. (A)	6.250	02-15-29	88,000	57,640
Bausch Health Companies, Inc. (A)	10.000	04-15-32	250,000	244,794
Bausch Health Companies, Inc. (A)	11.000	09-30-28	94,000	88,398
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	37,000	38,470
IQVIA, Inc. (A)	5.000	10-15-26	200,000	198,699
Mallinckrodt International Finance SA (A)	14.750	11-14-28	64,000	66,949
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	48,000	46,379
Industrials 13.1%				4,535,985
Aerospace and defense 2.4%
Bombardier, Inc. (A)	8.750	11-15-30	117,000	125,367
Goat Holdco LLC (A)	6.750	02-01-32	26,000	25,415
Spirit AeroSystems, Inc.	4.600	06-15-28	37,000	35,768
Spirit AeroSystems, Inc. (A)	9.750	11-15-30	155,000	171,571
TransDigm, Inc.	4.625	01-15-29	188,000	180,824
TransDigm, Inc. (A)	6.875	12-15-30	277,000	285,409
Air freight and logistics 0.2%
Rand Parent LLC (A)	8.500	02-15-30	49,000	45,565
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	32,000	32,488
Building products 1.2%
ACProducts Holdings, Inc. (A)	6.375	05-15-29	10,000	3,500
Advanced Drainage Systems, Inc. (A)	5.000	09-30-27	45,000	44,502
Builders FirstSource, Inc. (A)	5.000	03-01-30	147,000	141,040
Camelot Return Merger Sub, Inc. (A)	8.750	08-01-28	39,000	33,821
FXI Holdings, Inc. (A)	12.250	11-15-26	13,000	11,486
JELD-WEN, Inc. (A)	7.000	09-01-32	26,000	22,834
Masterbrand, Inc. (A)	7.000	07-15-32	23,000	23,056
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	15,000	15,011
Resideo Funding, Inc. (A)	4.000	09-01-29	39,000	35,898
Resideo Funding, Inc. (A)	6.500	07-15-32	41,000	40,672
31	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Signal Parent, Inc. (A)	6.125	04-01-29	13,000	$6,979
Wilsonart LLC (A)	11.000	08-15-32	22,000	19,915
Commercial services and supplies 1.7%
Enviri Corp. (A)	5.750	07-31-27	22,000	21,204
Garda World Security Corp. (A)	6.000	06-01-29	36,000	33,673
Garda World Security Corp. (A)	7.750	02-15-28	44,000	45,419
GFL Environmental, Inc. (A)	4.375	08-15-29	94,000	89,718
GFL Environmental, Inc. (A)	6.750	01-15-31	104,000	108,108
Illuminate Buyer LLC (A)	9.000	07-01-28	41,000	41,042
Matthews International Corp. (A)	8.625	10-01-27	17,000	17,625
Prime Security Services Borrower LLC (A)	3.375	08-31-27	92,000	87,748
The ADT Security Corp. (A)	4.125	08-01-29	37,000	34,914
The Geo Group, Inc.	8.625	04-15-29	76,000	79,895
The Geo Group, Inc.	10.250	04-15-31	35,000	38,243
Construction and engineering 0.8%
APi Group DE, Inc. (A)	4.125	07-15-29	38,000	35,480
Brand Industrial Services, Inc. (A)	10.375	08-01-30	91,000	86,443
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	28,000	27,323
Foundation Building Materials, Inc. (A)	6.000	03-01-29	13,000	10,958
Great Lakes Dredge & Dock Corp. (A)	5.250	06-01-29	56,000	51,100
New Enterprise Stone & Lime Company, Inc. (A)	5.250	07-15-28	18,000	17,473
Tutor Perini Corp. (A)	11.875	04-30-29	11,000	11,866
VM Consolidated, Inc. (A)	5.500	04-15-29	38,000	36,640
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	62,000	62,875
EMRLD Borrower LP (A)	6.750	07-15-31	55,000	56,087
Sensata Technologies, Inc. (A)	4.375	02-15-30	147,000	135,552
Vertiv Group Corp. (A)	4.125	11-15-28	31,000	29,938
Ground transportation 0.3%
Avis Budget Car Rental LLC (A)	5.375	03-01-29	59,000	54,306
Avis Budget Car Rental LLC (A)	5.750	07-15-27	1,000	970
The Hertz Corp. (A)	4.625	12-01-26	54,000	45,098
The Hertz Corp. (A)	12.625	07-15-29	8,000	7,781
Machinery 1.8%
Allison Transmission, Inc. (A)	4.750	10-01-27	69,000	67,726
Chart Industries, Inc. (A)	7.500	01-01-30	31,000	32,162
Esab Corp. (A)	6.250	04-15-29	21,000	21,307
GrafTech Finance, Inc. (A)	4.625	12-23-29	100,000	58,675
Hillenbrand, Inc.	6.250	02-15-29	33,000	32,807
Husky Injection Molding Systems, Ltd. (A)	9.000	02-15-29	20,000	20,303
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	35,000	35,188
Mueller Water Products, Inc. (A)	4.000	06-15-29	19,000	17,839
Park-Ohio Industries, Inc.	6.625	04-15-27	28,000	27,059
SPX FLOW, Inc. (A)	8.750	04-01-30	23,000	23,191
Terex Corp. (A)	6.250	10-15-32	33,000	31,582
The Manitowoc Company, Inc. (A)	9.250	10-01-31	23,000	23,316
Titan International, Inc.	7.000	04-30-28	21,000	20,560
TK Elevator US Newco, Inc. (A)	5.250	07-15-27	200,000	196,939
Trinity Industries, Inc. (A)	7.750	07-15-28	25,000	25,778
Marine transportation 0.3%
Danaos Corp. (A)	8.500	03-01-28	100,000	101,293
Passenger airlines 1.2%
Air Canada (A)	3.875	08-15-26	33,000	32,381
American Airlines, Inc. (A)	5.750	04-20-29	182,000	176,522
Avianca Midco 2 PLC (A)	9.000	12-01-28	20,000	17,950
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	32

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
JetBlue Airways Corp. (A)	9.875	09-20-31	31,000	$28,555
Spirit Loyalty Cayman, Ltd. (8.000% Cash and 4.000% PIK) (A)	12.000	03-06-30	13,000	10,262
United Airlines, Inc. (A)	4.625	04-15-29	110,000	103,324
VistaJet Malta Finance PLC (A)	9.500	06-01-28	27,000	26,373
Professional services 0.8%
Amentum Holdings, Inc. (A)	7.250	08-01-32	18,000	18,310
CoreLogic, Inc. (A)	4.500	05-01-28	49,000	46,370
KBR, Inc. (A)	4.750	09-30-28	20,000	18,961
SS&C Technologies, Inc. (A)	5.500	09-30-27	70,000	69,655
SS&C Technologies, Inc. (A)	6.500	06-01-32	123,000	124,690
Trading companies and distributors 1.3%
Beacon Roofing Supply, Inc. (A)	6.750	04-30-32	35,000	35,091
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	14,000	13,312
Fortress Transportation and Infrastructure Investors LLC (A)	7.875	12-01-30	85,000	88,863
GYP Holdings III Corp. (A)	4.625	05-01-29	15,000	14,106
United Rentals North America, Inc.	3.750	01-15-32	295,000	263,047
WESCO Distribution, Inc. (A)	6.375	03-15-29	44,000	44,581
Transportation infrastructure 0.3%
Imola Merger Corp. (A)	4.750	05-15-29	104,000	99,307
Information technology 4.7%				1,619,632
Communications equipment 1.3%
Ciena Corp. (A)	4.000	01-31-30	27,000	25,005
CommScope LLC (A)	8.250	03-01-27	38,000	34,613
CommScope LLC (A)	9.500	12-15-31	26,000	26,597
CommScope, Inc. (A)	4.750	09-01-29	37,000	32,657
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	18,000	16,777
EchoStar Corp.	10.750	11-30-29	143,000	151,227
Hughes Satellite Systems Corp.	5.250	08-01-26	70,000	65,254
Hughes Satellite Systems Corp.	6.625	08-01-26	40,000	32,483
Viasat, Inc. (A)	5.625	04-15-27	28,000	27,430
Viasat, Inc. (A)	7.500	05-30-31	41,000	31,204
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (A)	6.500	06-01-32	12,000	12,056
IT services 0.4%
Ahead DB Holdings LLC (A)	6.625	05-01-28	24,000	23,206
Fortress Intermediate 3, Inc. (A)	7.500	06-01-31	22,000	22,489
Go Daddy Operating Company LLC (A)	3.500	03-01-29	48,000	44,713
Go Daddy Operating Company LLC (A)	5.250	12-01-27	33,000	32,709
Newfold Digital Holdings Group, Inc. (A)	6.000	02-15-29	12,000	7,011
Newfold Digital Holdings Group, Inc. (A)	11.750	10-15-28	9,000	4,770
Science Applications International Corp. (A)	4.875	04-01-28	17,000	16,529
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (A)	4.750	04-15-29	109,000	106,071
Software 2.2%
Capstone Borrower, Inc. (A)	8.000	06-15-30	15,000	15,324
Cloud Software Group, Inc. (A)	6.500	03-31-29	286,000	286,103
Cloud Software Group, Inc. (A)	9.000	09-30-29	81,000	81,602
Ellucian Holdings, Inc. (A)	6.500	12-01-29	54,000	53,947
Gen Digital, Inc. (A)	6.250	04-01-33	44,000	43,881
McAfee Corp. (A)	7.375	02-15-30	156,000	134,751
Open Text Holdings, Inc. (A)	4.125	12-01-31	34,000	30,406
Rocket Software, Inc. (A)	6.500	02-15-29	16,000	15,219
UKG, Inc. (A)	6.875	02-01-31	80,000	82,304
33	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.5%
NCR Voyix Corp. (A)	5.000	10-01-28	48,000	$46,524
Seagate HDD Cayman	4.125	01-15-31	114,000	104,116
Western Digital Corp.	4.750	02-15-26	5,000	4,967
Xerox Holdings Corp. (A)	5.500	08-15-28	12,000	7,687
Materials 9.4%				3,242,474
Chemicals 3.0%
Celanese US Holdings LLC	6.500	04-15-30	70,000	68,399
Celanese US Holdings LLC	6.800	11-15-30	51,000	50,982
Consolidated Energy Finance SA (A)	5.625	10-15-28	150,000	116,736
CVR Partners LP (A)	6.125	06-15-28	14,000	13,531
INEOS Quattro Finance 2 PLC (A)	9.625	03-15-29	200,000	192,500
Ingevity Corp. (A)	3.875	11-01-28	15,000	13,860
LSB Industries, Inc. (A)	6.250	10-15-28	90,000	84,230
Methanex Corp.	5.650	12-01-44	32,000	24,521
Minerals Technologies, Inc. (A)	5.000	07-01-28	26,000	25,096
NOVA Chemicals Corp. (A)	7.000	12-01-31	54,000	55,813
NOVA Chemicals Corp. (A)	9.000	02-15-30	16,000	17,095
Nufarm Australia, Ltd. (A)	5.000	01-27-30	46,000	42,604
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	29,000	27,782
SK Invictus Intermediate II Sarl (A)	5.000	10-30-29	45,000	42,245
The Chemours Company	5.375	05-15-27	29,000	28,241
The Chemours Company (A)	5.750	11-15-28	44,000	39,856
The Scotts Miracle-Gro Company	4.500	10-15-29	21,000	19,586
Tronox, Inc. (A)	4.625	03-15-29	71,000	57,473
WR Grace Holdings LLC (A)	4.875	06-15-27	63,000	60,990
WR Grace Holdings LLC (A)	5.625	08-15-29	53,000	46,955
Construction materials 1.2%
Knife River Corp. (A)	7.750	05-01-31	19,000	19,874
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	18,000	16,380
Quikrete Holdings, Inc. (A)	6.375	03-01-32	109,000	109,614
Quikrete Holdings, Inc. (A)	6.750	03-01-33	58,000	58,217
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	71,000	72,845
Standard Building Solutions, Inc. (A)	6.500	08-15-32	88,000	89,096
Standard Industries, Inc. (A)	3.375	01-15-31	39,000	34,435
White Cap Buyer LLC (A)	6.875	10-15-28	20,000	19,487
Containers and packaging 2.3%
Ball Corp.	6.000	06-15-29	210,000	214,283
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	42,000	42,674
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	28,000	28,849
Crown Americas LLC	4.250	09-30-26	88,000	86,759
Graham Packaging Company, Inc. (A)	7.125	08-15-28	26,000	25,425
Graphic Packaging International LLC (A)	3.750	02-01-30	77,000	70,767
Iris Holding, Inc. (A)	10.000	12-15-28	12,000	10,592
LABL, Inc. (A)	5.875	11-01-28	43,000	35,561
LABL, Inc. (A)	10.500	07-15-27	21,000	18,795
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	70,000	70,185
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32	18,000	17,565
Sealed Air Corp. (A)	6.125	02-01-28	129,000	129,953
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	30,000	31,471
Metals and mining 2.6%
Amsted Industries, Inc. (A)	4.625	05-15-30	35,000	33,083
Arsenal AIC Parent LLC (A)	8.000	10-01-30	28,000	28,990
ATI, Inc.	5.875	12-01-27	79,000	78,811
Big River Steel LLC (A)	6.625	01-31-29	85,000	85,523
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	118,000	114,286
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	34

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Commercial Metals Company	3.875	02-15-31	24,000	$21,517
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31	38,000	34,391
Hudbay Minerals, Inc. (A)	4.500	04-01-26	110,000	107,943
Kaiser Aluminum Corp. (A)	4.500	06-01-31	68,000	61,106
Mineral Resources, Ltd. (A)	8.500	05-01-30	27,000	24,527
Mineral Resources, Ltd. (A)	9.250	10-01-28	88,000	83,223
Novelis Corp. (A)	3.250	11-15-26	28,000	27,155
Novelis Corp. (A)	4.750	01-30-30	74,000	68,812
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	68,343	64,323
SunCoke Energy, Inc. (A)	4.875	06-30-29	70,000	64,307
Vibrantz Technologies, Inc. (A)	9.000	02-15-30	20,000	15,149
Paper and forest products 0.3%
Domtar Corp. (A)	6.750	10-01-28	15,000	12,567
Magnera Corp. (A)	4.750	11-15-29	14,000	12,200
Magnera Corp. (A)	7.250	11-15-31	58,000	54,847
Mercer International, Inc. (A)	12.875	10-01-28	18,000	18,392
Real estate 3.6%				1,228,414
Health care REITs 0.3%
Diversified Healthcare Trust	4.750	02-15-28	12,000	10,733
Diversified Healthcare Trust (A)(C)	8.027	01-15-26	13,000	12,295
MPT Operating Partnership LP	4.625	08-01-29	35,000	26,659
MPT Operating Partnership LP	5.000	10-15-27	41,000	36,224
MPT Operating Partnership LP (A)	8.500	02-15-32	16,000	16,256
Hotel and resort REITs 0.5%
Service Properties Trust	3.950	01-15-28	38,000	33,507
Service Properties Trust	4.375	02-15-30	12,000	8,946
Service Properties Trust	4.750	10-01-26	28,000	27,109
Service Properties Trust	5.500	12-15-27	28,000	26,673
Service Properties Trust	8.375	06-15-29	55,000	53,785
Service Properties Trust	8.875	06-15-32	16,000	15,459
Office REITs 0.2%
Brandywine Operating Partnership LP	8.300	03-15-28	31,000	32,043
Hudson Pacific Properties LP	3.950	11-01-27	22,000	19,110
Real estate management and development 0.8%
Anywhere Real Estate Group LLC (A)	5.750	01-15-29	20,000	15,794
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	27,000	23,946
Cushman & Wakefield US Borrower LLC (A)	8.875	09-01-31	25,000	26,745
Five Point Operating Company LP (10.500% to 11-15-25, then 11.000% to 11-15-26, then 12.000% thereafter) (A)	10.500	01-15-28	65,000	66,080
Forestar Group, Inc. (A)	5.000	03-01-28	35,000	33,972
Kennedy-Wilson, Inc.	4.750	03-01-29	49,000	44,123
Kennedy-Wilson, Inc.	5.000	03-01-31	47,000	40,207
The Howard Hughes Corp. (A)	5.375	08-01-28	34,000	32,759
Retail REITs 0.0%
The Necessity Retail REIT, Inc. (A)	4.500	09-30-28	17,000	16,030
Specialized REITs 1.8%
Iron Mountain, Inc. (A)	4.875	09-15-29	133,000	128,089
Iron Mountain, Inc. (A)	5.250	07-15-30	159,000	154,081
SBA Communications Corp.	3.125	02-01-29	92,000	85,236
Uniti Group LP (A)	6.000	01-15-30	46,000	41,137
Uniti Group LP (A)	6.500	02-15-29	60,000	54,890
Uniti Group LP (A)	10.500	02-15-28	138,000	146,526
35	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.7%				$936,881
Electric utilities 0.8%
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	9,000	8,569
NRG Energy, Inc. (A)	3.375	02-15-29	113,000	104,750
NRG Energy, Inc. (A)	6.000	02-01-33	110,000	108,846
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	67,000	65,043
Gas utilities 0.2%
AmeriGas Partners LP	5.750	05-20-27	83,000	79,326
Independent power and renewable electricity producers 1.7%
Calpine Corp. (A)	4.500	02-15-28	68,000	66,510
Clearway Energy Operating LLC (A)	3.750	01-15-32	39,000	33,821
Talen Energy Supply LLC (A)	8.625	06-01-30	68,000	72,622
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	51,000	47,562
XPLR Infrastructure Operating Partners LP (A)	3.875	10-15-26	154,000	148,562
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	177,000	167,342

XPLR Infrastructure Operating Partners LP (A)	8.625	03-15-33	34,000	33,928
Term loans (D) 0.0%				$6,881
(Cost $6,986)
Health care 0.0%				6,881
Health care providers and services 0.0%
MPH Acquisition Holdings LLC, (3 month CME Term SOFR + 3.750%) 2025 Exchange Term Loan	8.030	12-31-30	6,986	6,881

	Yield (%)	Shares	Value
Short-term investments 0.1%			$31,452
(Cost $31,452)
Short-term funds 0.1%			31,452
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2762(E)	31,452	31,452

Total investments (Cost $34,306,731) 98.4%	$33,970,068
Other assets and liabilities, net 1.6%	565,196
Total net assets 100.0%	$34,535,264

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,416,584 or 82.3% of the fund’s net assets as of 4-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	86.5%
Canada	4.6%
United Kingdom	1.5%
Luxembourg	1.5%
Ireland	1.1%
Italy	1.0%
Other countries	3.8%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	36

MORTGAGE-BACKED SECURITIES ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 67.2%				$89,395,775
(Cost $90,033,459)
U.S. Government Agency 67.2%				89,395,775
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	618,468	495,621
30 Yr Pass Thru	2.000	01-01-51	1,394,377	1,125,252
30 Yr Pass Thru	2.000	02-01-51	630,793	506,483
30 Yr Pass Thru	2.000	03-01-51	328,695	262,995
30 Yr Pass Thru	2.000	08-01-51	253,329	203,643
30 Yr Pass Thru	2.000	09-01-51	214,372	172,796
30 Yr Pass Thru	2.000	11-01-51	778,005	624,927
30 Yr Pass Thru	2.000	12-01-51	1,243,418	998,767
30 Yr Pass Thru	2.000	12-01-51	722,535	574,500
30 Yr Pass Thru	2.000	12-01-51	692,210	553,200
30 Yr Pass Thru	2.000	01-01-52	460,872	366,447
30 Yr Pass Thru	2.000	02-01-52	402,049	322,566
30 Yr Pass Thru	2.000	02-01-52	538,013	432,155
30 Yr Pass Thru	2.000	03-01-52	1,545,907	1,244,637
30 Yr Pass Thru	2.500	08-01-50	138,651	117,290
30 Yr Pass Thru	2.500	05-01-51	1,309,056	1,095,517
30 Yr Pass Thru	2.500	09-01-51	148,239	125,030
30 Yr Pass Thru	2.500	09-01-51	224,381	187,779
30 Yr Pass Thru	2.500	09-01-51	227,353	189,342
30 Yr Pass Thru	2.500	09-01-51	374,461	314,313
30 Yr Pass Thru	2.500	10-01-51	775,331	645,706
30 Yr Pass Thru	2.500	10-01-51	278,707	234,550
30 Yr Pass Thru	2.500	11-01-51	178,542	150,255
30 Yr Pass Thru	2.500	11-01-51	588,483	495,246
30 Yr Pass Thru	2.500	01-01-52	216,297	182,433
30 Yr Pass Thru	2.500	01-01-52	765,268	643,782
30 Yr Pass Thru	2.500	04-01-52	110,236	92,771
30 Yr Pass Thru	3.000	08-01-50	348,781	303,374
30 Yr Pass Thru	3.000	05-01-51	225,418	198,819
30 Yr Pass Thru	3.000	06-01-51	266,111	233,255
30 Yr Pass Thru	3.000	09-01-51	441,103	388,018
30 Yr Pass Thru	3.000	01-01-52	244,480	212,996
30 Yr Pass Thru	3.000	01-01-52	250,312	219,093
30 Yr Pass Thru	3.500	09-01-47	286,345	262,620
30 Yr Pass Thru	3.500	01-01-50	256,732	234,578
30 Yr Pass Thru	3.500	03-01-52	994,747	907,042
30 Yr Pass Thru	3.500	03-01-52	199,460	181,375
30 Yr Pass Thru	3.500	03-01-52	554,664	504,893
30 Yr Pass Thru	3.500	04-01-52	100,560	91,160
30 Yr Pass Thru	3.500	04-01-52	196,764	179,108
30 Yr Pass Thru	3.500	08-01-52	574,750	526,051
30 Yr Pass Thru	3.500	09-01-52	355,300	322,863
30 Yr Pass Thru	4.000	05-01-52	200,356	187,048
30 Yr Pass Thru	4.000	05-01-52	478,885	451,416
30 Yr Pass Thru	4.000	07-01-52	763,657	717,944
30 Yr Pass Thru	4.000	07-01-52	1,419,168	1,331,337
30 Yr Pass Thru	4.000	09-01-52	179,870	168,484
30 Yr Pass Thru	4.000	09-01-52	123,484	116,092
30 Yr Pass Thru	4.000	10-01-52	1,166,095	1,093,376
30 Yr Pass Thru	4.000	11-01-52	1,220,088	1,144,003
30 Yr Pass Thru	4.500	06-01-52	1,176,406	1,128,232
30 Yr Pass Thru	4.500	07-01-52	308,873	297,575
37	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-52	786,606	$757,467
30 Yr Pass Thru	4.500	07-01-52	1,067,699	1,030,183
30 Yr Pass Thru	4.500	08-01-52	246,366	237,721
30 Yr Pass Thru	4.500	09-01-52	1,048,756	1,006,776
30 Yr Pass Thru	4.500	09-01-52	297,653	288,999
30 Yr Pass Thru	4.500	10-01-52	112,432	108,240
30 Yr Pass Thru	4.500	08-01-53	294,745	283,665
30 Yr Pass Thru	5.000	06-01-53	278,717	273,894
30 Yr Pass Thru	5.000	06-01-53	725,445	712,484
30 Yr Pass Thru	5.000	07-01-53	184,801	181,950
30 Yr Pass Thru	5.000	07-01-53	133,365	131,807
30 Yr Pass Thru	5.000	08-01-53	172,175	169,099
30 Yr Pass Thru	5.000	03-01-54	410,641	405,229
30 Yr Pass Thru	5.000	10-01-54	1,166,950	1,145,845
30 Yr Pass Thru	5.000	11-01-54	312,848	307,528
30 Yr Pass Thru	5.000	11-01-54	706,003	697,967
30 Yr Pass Thru	5.000	01-01-55	1,077,459	1,062,164
30 Yr Pass Thru	5.500	04-01-53	187,198	187,287
30 Yr Pass Thru	5.500	07-01-53	361,268	363,110
30 Yr Pass Thru	5.500	03-01-54	86,823	86,845
30 Yr Pass Thru	5.500	03-01-54	281,254	283,347
30 Yr Pass Thru	5.500	12-01-54	1,028,881	1,030,366
30 Yr Pass Thru	5.500	12-01-54	444,946	446,590
30 Yr Pass Thru	5.500	01-01-55	897,034	902,169
30 Yr Pass Thru	5.500	02-01-55	291,807	294,252
30 Yr Pass Thru	5.500	02-01-55	670,781	674,516
Federal National Mortgage Association
10 Yr Pass Thru	5.100	01-01-35	600,000	616,312
10 Yr Pass Thru	5.180	02-01-35	600,000	619,485
30 Yr Pass Thru (A)	2.000	TBA	155,000	122,983
30 Yr Pass Thru	2.000	09-01-50	560,333	450,959
30 Yr Pass Thru	2.000	10-01-50	368,624	294,942
30 Yr Pass Thru	2.000	10-01-50	540,985	434,542
30 Yr Pass Thru	2.000	02-01-51	327,525	262,161
30 Yr Pass Thru	2.000	03-01-51	117,898	94,664
30 Yr Pass Thru	2.000	04-01-51	642,513	514,688
30 Yr Pass Thru	2.000	07-01-51	254,833	205,489
30 Yr Pass Thru	2.000	07-01-51	304,531	243,661
30 Yr Pass Thru	2.000	07-01-51	528,129	422,566
30 Yr Pass Thru	2.000	07-01-51	174,155	139,344
30 Yr Pass Thru	2.000	07-01-51	198,722	159,684
30 Yr Pass Thru	2.000	07-01-51	735,948	588,846
30 Yr Pass Thru	2.000	08-01-51	324,878	261,159
30 Yr Pass Thru	2.000	08-01-51	229,827	183,314
30 Yr Pass Thru	2.000	09-01-51	481,925	389,212
30 Yr Pass Thru	2.000	09-01-51	580,359	464,174
30 Yr Pass Thru	2.000	10-01-51	565,359	455,710
30 Yr Pass Thru	2.000	02-01-52	958,196	769,664
30 Yr Pass Thru	2.000	03-01-52	410,147	329,704
30 Yr Pass Thru	2.000	03-01-52	1,187,907	956,405
30 Yr Pass Thru	2.000	03-01-52	646,890	519,610
30 Yr Pass Thru (A)	2.500	TBA	745,000	619,194
30 Yr Pass Thru	2.500	09-01-50	279,934	236,894
30 Yr Pass Thru	2.500	05-01-51	616,662	517,226
30 Yr Pass Thru	2.500	07-01-51	243,965	205,998
30 Yr Pass Thru	2.500	07-01-51	288,178	240,539
30 Yr Pass Thru	2.500	07-01-51	890,651	748,425
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	38

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	08-01-51	471,941	$397,463
30 Yr Pass Thru	2.500	08-01-51	253,921	213,690
30 Yr Pass Thru	2.500	09-01-51	419,491	353,028
30 Yr Pass Thru	2.500	10-01-51	809,547	682,803
30 Yr Pass Thru	2.500	12-01-51	221,325	186,259
30 Yr Pass Thru	2.500	12-01-51	590,758	497,899
30 Yr Pass Thru	2.500	12-01-51	414,407	348,750
30 Yr Pass Thru	2.500	01-01-52	220,747	185,773
30 Yr Pass Thru	2.500	01-01-52	1,269,507	1,072,337
30 Yr Pass Thru	2.500	03-01-52	220,764	183,855
30 Yr Pass Thru	2.500	04-01-52	1,186,838	999,540
30 Yr Pass Thru (A)	3.000	TBA	645,000	559,437
30 Yr Pass Thru	3.000	11-01-46	292,806	260,908
30 Yr Pass Thru	3.000	11-01-46	171,432	152,756
30 Yr Pass Thru	3.000	09-01-50	78,019	68,447
30 Yr Pass Thru	3.000	10-01-50	394,514	342,660
30 Yr Pass Thru	3.000	11-01-50	200,725	177,604
30 Yr Pass Thru	3.000	06-01-51	582,172	511,019
30 Yr Pass Thru	3.000	10-01-51	250,538	217,490
30 Yr Pass Thru	3.000	11-01-51	211,644	186,306
30 Yr Pass Thru	3.000	12-01-51	441,076	386,341
30 Yr Pass Thru	3.000	12-01-51	370,665	325,942
30 Yr Pass Thru	3.000	01-01-52	160,128	140,357
30 Yr Pass Thru	3.000	01-01-52	141,357	124,302
30 Yr Pass Thru	3.000	02-01-52	246,022	215,569
30 Yr Pass Thru	3.000	03-01-52	889,352	779,266
30 Yr Pass Thru	3.000	03-01-52	295,228	258,684
30 Yr Pass Thru	3.000	03-01-52	166,682	145,700
30 Yr Pass Thru	3.000	03-01-52	750,236	657,136
30 Yr Pass Thru	3.000	03-01-52	1,131,308	995,161
30 Yr Pass Thru	3.000	03-01-52	1,247,043	1,096,578
30 Yr Pass Thru	3.000	04-01-52	1,150,290	1,007,546
30 Yr Pass Thru	3.000	04-01-52	407,362	357,193
30 Yr Pass Thru (A)	3.500	TBA	655,000	590,958
30 Yr Pass Thru	3.500	10-01-49	571,362	522,235
30 Yr Pass Thru	3.500	12-01-49	236,004	215,122
30 Yr Pass Thru	3.500	01-01-50	925,146	842,999
30 Yr Pass Thru	3.500	01-01-50	1,175,469	1,076,972
30 Yr Pass Thru	3.500	03-01-50	870,802	789,943
30 Yr Pass Thru	3.500	04-01-51	172,948	158,294
30 Yr Pass Thru	3.500	08-01-51	282,706	256,654
30 Yr Pass Thru	3.500	12-01-51	1,015,684	929,942
30 Yr Pass Thru	3.500	02-01-52	1,182,165	1,082,368
30 Yr Pass Thru	3.500	04-01-52	133,064	120,916
30 Yr Pass Thru	3.500	04-01-52	164,091	148,752
30 Yr Pass Thru	3.500	04-01-52	515,132	466,333
30 Yr Pass Thru	3.500	06-01-52	253,956	230,930
30 Yr Pass Thru	3.500	06-01-52	428,436	389,323
30 Yr Pass Thru	3.500	07-01-52	152,412	138,022
30 Yr Pass Thru	3.500	09-01-52	202,031	183,145
30 Yr Pass Thru (A)	4.000	TBA	225,000	209,593
30 Yr Pass Thru	4.000	03-01-48	105,795	99,925
30 Yr Pass Thru	4.000	06-01-49	91,693	86,920
30 Yr Pass Thru	4.000	04-01-50	93,538	88,553
30 Yr Pass Thru	4.000	05-01-52	287,832	271,322
30 Yr Pass Thru	4.000	06-01-52	486,856	456,648
30 Yr Pass Thru	4.000	06-01-52	152,416	142,959
39	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-52	355,861	$334,559
30 Yr Pass Thru	4.000	06-01-52	664,958	625,984
30 Yr Pass Thru	4.000	07-01-52	225,751	211,814
30 Yr Pass Thru	4.000	09-01-52	300,896	280,816
30 Yr Pass Thru	4.000	09-01-52	252,152	236,506
30 Yr Pass Thru	4.000	10-01-52	410,717	385,104
30 Yr Pass Thru (A)	4.500	TBA	130,000	124,328
30 Yr Pass Thru	4.500	06-01-52	279,107	269,422
30 Yr Pass Thru	4.500	06-01-52	385,464	372,691
30 Yr Pass Thru	4.500	07-01-52	651,234	624,566
30 Yr Pass Thru	4.500	07-01-52	292,535	282,293
30 Yr Pass Thru	4.500	09-01-52	393,203	378,606
30 Yr Pass Thru	4.500	09-01-52	246,580	236,386
30 Yr Pass Thru	4.500	10-01-52	124,036	119,412
30 Yr Pass Thru	4.500	11-01-52	79,123	76,174
30 Yr Pass Thru	4.500	06-01-53	71,483	68,461
30 Yr Pass Thru	4.500	07-01-53	300,679	289,447
30 Yr Pass Thru	4.500	09-01-53	472,785	454,828
30 Yr Pass Thru (A)	5.000	TBA	925,000	905,524
30 Yr Pass Thru	5.000	09-01-52	171,429	168,632
30 Yr Pass Thru	5.000	06-01-53	161,900	159,220
30 Yr Pass Thru	5.000	07-01-53	102,002	100,690
30 Yr Pass Thru	5.000	07-01-53	242,202	237,874
30 Yr Pass Thru	5.000	04-01-54	140,969	138,318
30 Yr Pass Thru	5.000	10-01-54	496,495	489,292
30 Yr Pass Thru	5.000	10-01-54	1,030,895	1,014,651
30 Yr Pass Thru	5.000	11-01-54	1,028,527	1,012,320
30 Yr Pass Thru	5.000	11-01-54	1,008,179	995,128
30 Yr Pass Thru	5.000	12-01-54	527,874	518,896
30 Yr Pass Thru	5.000	02-01-55	224,298	220,483
30 Yr Pass Thru (A)	5.500	TBA	1,100,000	1,097,465
30 Yr Pass Thru	5.500	10-01-52	145,494	146,259
30 Yr Pass Thru	5.500	10-01-53	290,721	290,886
30 Yr Pass Thru	5.500	11-01-53	334,019	333,687
30 Yr Pass Thru	5.500	02-01-54	191,667	191,717
30 Yr Pass Thru	5.500	06-01-54	993,540	1,000,936
30 Yr Pass Thru	5.500	01-01-55	286,233	289,437
30 Yr Pass Thru (A)	6.000	TBA	50,000	50,709
Government National Mortgage Association
30 Yr Pass Thru	2.500	09-20-49	644,387	552,420
30 Yr Pass Thru	2.500	06-20-50	455,768	389,012
30 Yr Pass Thru	2.500	02-20-51	233,306	199,061
30 Yr Pass Thru	2.500	07-20-51	523,647	446,458
30 Yr Pass Thru	2.500	03-20-53	460,952	394,085

30 Yr Pass Thru	3.000	05-20-53	222,886	198,782
Collateralized mortgage obligations 19.3%				$25,763,521
(Cost $26,143,537)
Commercial and residential 15.9%				21,254,920
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	197,722
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	151,579	140,790
Angel Oak Mortgage Trust LLC
Series 2022-3, Class A1 (B)	4.000	01-25-67	235,650	224,775
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter) (B)	4.500	05-25-67	359,127	354,477
Series 2022-6, Class A1 (4.300% to 9-1-26, then 5.300% thereafter) (B)	4.300	07-25-67	591,859	583,316
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	198,493
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	174,774	174,283
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	40

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-29	200,000	$202,037
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	118,554	116,191
BAHA Trust
Series 2024-MAR, Class A (B)(C)	6.171	12-10-41	650,000	671,019
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	441,000	462,094
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	207,980
Series 2024-5C29, Class B (C)	5.858	09-15-57	295,000	297,722
Series 2024-C30, Class A5	5.532	11-15-57	300,000	310,019
BBCMS Trust
Series 2025-C32, Class A5	5.720	02-15-62	550,000	576,310
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	83,213
BX Trust
Series 2019-OC11, Class D (B)(C)	4.075	12-09-41	400,000	370,937
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	200,000	148,046
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	73,987
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	197,073
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	292,417	293,852
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	156,670	157,841
Series 2024-H5, Class A3 (6.158% to 7-1-28, then 7.158% thereafter) (B)	6.158	08-26-69	87,889	88,468
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	201,115
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	300,375
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	263,970	262,687
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	265,423	266,812
Series 2025-CES1, Class A2 (6.121% to 2-1-29, then 7.121% thereafter) (B)	6.121	01-25-60	300,000	304,389
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	328,039	321,941
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	182,544	148,545
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.795	11-10-39	380,000	388,646
GCAT
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	201,341
GS Mortgage Securities Trust
Series 2024-RVR, Class A (B)(C)	5.372	08-10-41	400,000	402,561
GS Mortgage-Backed Securities Trust
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	250,185	241,252
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.644	02-05-45	600,000	610,428
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	6.150	01-13-40	500,000	513,639
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.320	12-25-51	736,298	634,263
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	72,323	72,445
IRV Trust
Series 2025-200P, Class B (B)(C)	5.621	03-14-47	300,000	296,045
JPMorgan Mortgage Trust
Series 2019-INV1, Class B5 (B)(C)	4.932	10-25-49	351,937	307,963
Series 2019-INV2, Class B4 (B)(C)	4.713	02-25-50	352,954	335,027
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	123,121	110,909
Series 2019-INV3, Class B3 (B)(C)	4.354	05-25-50	206,456	190,490
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	319,203	312,409
Series 2021-6, Class A12 (B)(C)	5.000	10-25-51	326,884	318,720
Series 2022-DSC1, Class A1 (B)(C)	4.750	01-25-63	194,604	190,314
Series 2023-4, Class 2A6 (B)(C)	5.500	11-25-53	392,309	386,793
MFA Trust
41	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	$91,434
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (B)	5.750	11-25-67	109,957	109,428
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (B)(C)	3.500	12-25-58	53,642	50,181
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.853	02-10-47	600,000	618,350
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	68,361	59,921
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	308,013	311,707
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	219,775	220,744
RATE Mortgage Trust
Series 2024-J3, Class B3 (B)(C)	6.406	10-25-54	446,235	420,741
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.238	02-25-52	250,000	216,838
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	250,000	244,115
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	241,443
RIDE Trust
Series 2025-SHRE, Class E (B)(C)	8.069	02-14-47	250,000	248,419
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	400,000	417,246
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	5.987	01-25-54	293,759	290,722
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	284,298	285,420
Series 2025-3, Class A20 (B)(C)	5.500	04-25-55	586,226	576,626
Series 2025-4, Class A19 (B)(C)	6.000	05-25-55	400,000	400,562
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (B)	5.504	09-25-39	300,000	298,731
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	244,774
Series 2024-4, Class A1A (B)(C)	4.447	10-27-64	553,854	549,628
Verus Securitization Trust
Series 2020-5, Class A1 (B)	2.218	05-25-65	57,062	55,152
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	61,566	54,403
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	64,878	56,151
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (B)	4.474	04-25-67	67,881	68,144
Series 2022-INV2, Class M1 (B)(C)	6.773	10-25-67	250,000	249,394
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	129,050	130,008
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	201,747
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	196,762
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	18,565	18,154
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	166,382
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	700,000	711,839
U.S. Government Agency 3.4%				4,508,601
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M2 (30 day Average SOFR + 4.350%) (B)(D)	8.704	04-25-42	435,000	457,147
Series 5150, Class IS IO	0.264	08-25-51	1,741,000	141,839
Series 5250, Class AY	2.000	01-25-55	449,989	270,847
Series K109, Class X1 IO	1.689	04-25-30	1,960,313	123,527
Series K116, Class X1 IO	1.520	07-25-30	2,702,937	158,670
Series K118, Class X1 IO	1.045	09-25-30	3,153,344	131,574
Series X2FX, Class X1 IO	0.770	09-25-25	4,139,093	374
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	236,759
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (B)(D)	8.854	01-25-42	300,000	311,625
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	9.703	05-25-43	300,000	324,544
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	8.254	07-25-43	400,000	417,708
Government National Mortgage Association
Series 2014-135, Class IO	0.414	01-16-56	13,385,862	279,252
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	42

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-159, Class IO	0.430	06-16-59	3,770,096	$97,787
Series 2018-23, Class IO	0.585	11-16-59	1,238,196	42,816
Series 2021-178, Class IA IO	0.100	10-16-61	36,930,934	181,143
Series 2022-141, Class BC	2.100	06-16-64	265,000	139,763
Series 2023-197, Class IO	1.240	09-16-65	1,627,509	140,590
Series 2024-161, Class IO	0.743	06-16-64	6,911,866	395,957
Series 2024-193, Class IO	0.700	12-16-66	2,983,926	197,908
Series 2025-3, Class IO	0.855	04-16-67	1,596,817	114,210

Series 2025-35, Class IO	0.769	09-16-66	5,707,057	344,561
Asset-backed securities 13.0%				$17,304,787
(Cost $17,141,589)
Asset-backed securities 13.0%				17,304,787
321 Henderson Receivables V LLC
Series 2008-3A, Class A1 (B)	8.000	06-15-45	549,570	614,267
Amur Equipment Finance Receivables XIV LLC
Series 2024-2A, Class D (B)	5.970	10-20-31	260,000	266,460
Blue Stream Issuer LLC
Series 2024-1A, Class B (B)	6.043	11-20-54	250,000	251,906
Business Jet Securities
Series 2024-2A, Class A (B)	5.364	09-15-39	188,947	187,633
CARS-DB4 LP
Series 2020-1A, Class B3 (B)	4.950	02-15-50	100,000	90,074
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	161,867
CARS-DB8 LP
Series 2024-2A, Class A2 (B)	5.250	05-15-54	345,990	343,926
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	165,893	151,283
Series 2022-1A, Class B (B)	3.120	01-18-47	102,405	91,847
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	276,000	279,738
Concord Music Royalties LLC
Series 2024-1A, Class A (B)	5.644	10-20-74	200,000	197,038
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	400,000	381,940
DB Master Finance LLC
Series 2021-1A, Class A23 (B)	2.791	11-20-51	193,500	167,531
Dext ABS LLC
Series 2023-2, Class D (B)	8.300	05-15-34	500,000	535,997
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	188,114
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2II (B)	3.151	04-25-51	291,750	261,719
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	630,238	645,187
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	60,328	56,314
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (B)	6.650	02-20-55	546,598	540,267
ExteNet Issuer LLC
Series 2024-1A, Class B (B)	6.150	07-25-54	200,000	201,989
FIP Master Funding LLC
Series 2024-1A, Class A2 (B)	5.130	10-15-54	199,769	197,048
GM Financial Revolving Receivables Trust
Series 2024-2, Class A (B)	4.520	03-11-37	400,000	402,168
GreenSky Home Improvement Issuer Trust
Series 2025-1A, Class A3 (B)	5.320	03-25-60	500,000	502,845
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	254,997
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	350,000	348,309
JGWPT XXX LLC
Series 2013-3A, Class A (B)	4.080	01-17-73	648,470	613,154
43	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B (B)	7.460	10-20-52	250,000	$255,727
Series 2024-1A, Class B (B)	7.590	04-20-54	350,000	362,081
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	62,029	64,069
Neighborly Issuer LLC
Series 2022-1A, Class A2 (B)	3.695	01-30-52	241,875	221,503
Series 2023-1A, Class A2 (B)	7.308	01-30-53	293,250	298,206
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (B)	2.410	10-20-61	250,000	227,148
Progress Residential Trust
Series 2021-SFR3, Class E2 (B)	2.688	05-17-26	150,000	147,239
Series 2021-SFR4, Class E1 (B)	2.409	05-17-38	150,000	146,200
Series 2021-SFR5, Class E2 (B)	2.359	07-17-38	225,000	217,241
Series 2023-SFR2, Class D (B)	4.500	10-17-40	500,000	488,336
Series 2025-SFR2, Class D (B)	3.555	04-17-42	500,000	447,041
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	200,000	196,785
SBA Office of Investments and Innovation
Series 2025-10A, Class 1	4.963	03-10-35	500,000	507,131
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	250,000	256,178
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	197,500	202,708
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D (B)	6.860	01-21-42	468,814	458,196
Sonic Capital LLC
Series 2020-1A, Class A2II (B)	4.336	01-20-50	443,300	422,227
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	423,788	365,169
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,750	105,703
Subway Funding LLC
Series 2024-1A, Class A23 (B)	6.505	07-30-54	547,250	553,777
Series 2024-3A, Class A2II (B)	5.566	07-30-54	144,275	143,016
Switch ABS Issuer LLC
Series 2025-1A, Class B (B)	6.485	03-25-55	400,000	405,160
Taco Bell Funding LLC
Series 2021-1A, Class A23 (B)	2.542	08-25-51	682,838	586,398
Tricon Residential Trust
Series 2024-SFR4, Class C (B)	4.800	11-17-41	350,000	342,488
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	341,312
Trinity Rail Leasing LLC
Series 2020-2A, Class A2 (B)	2.560	11-19-50	640,000	598,163
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	400,000	351,026
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	235,349
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	6.468	01-15-31	100,000	98,553
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	190,370	185,070
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	140,000	141,969

	Yield (%)	Shares	Value
Short-term investments 3.3%			$4,377,989
(Cost $4,377,603)
Short-term funds 3.3%			4,377,989
John Hancock Collateral Trust (E)	4.2081(F)	437,659	4,377,989

Total investments (Cost $137,696,188) 102.8%	$136,842,072
Other assets and liabilities, net (2.8%)	(3,737,918)
Total net assets 100.0%	$133,104,154

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	44

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $36,997,636 or 27.8% of the fund’s net assets as of 4-30-25.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 4-30-25.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	15	Long	Jun 2025	$1,649,614	$1,683,281	$33,667
5-Year U.S. Treasury Note Futures	6	Long	Jun 2025	641,586	655,172	13,586
						$47,253
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
PREFERRED INCOME ETF

As of 4-30-25
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 49.7%				$35,790,559
(Cost $35,687,297)
Communication services 1.9%				1,336,652
Diversified telecommunication services 0.9%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	615,000	614,281
Wireless telecommunication services 1.0%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	725,000	722,371
Consumer discretionary 0.5%				348,023
Broadline retail 0.5%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	370,000	348,023
Energy 6.3%				4,551,715
Oil, gas and consumable fuels 6.3%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	414,000	411,490
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	416,000	417,194
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	320,000	344,925
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	1,001,000	960,977
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	566,000	557,769
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	708,000	695,908
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	430,000	421,675
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	863,000	741,777
Financials 21.5%				15,495,494
Banks 11.4%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	209,000	236,105
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	225,000	222,659
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	415,000	413,969
45	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	503,000	$503,232
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	224,000	244,532
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)	6.950	02-15-30	845,000	827,781
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	540,000	546,718
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	468,000	480,557
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)	7.703	07-06-25	547,000	538,007
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	315,000	313,348
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	194,000	194,131
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	350,000	347,064
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	465,000	478,994
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	193,000	186,538
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)	10.000	11-14-28	182,000	195,707
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	375,000	387,690
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	542,000	536,069
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	584,000	583,615
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	288,000	283,347
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)	6.850	09-15-29	263,000	265,869
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	400,000	421,086
Capital markets 4.4%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	500,000	475,507
Deutsche Bank AG (4.789% to 4-30-25, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.358%) (B)	4.789	04-30-25	200,000	198,000
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	551,000	552,945
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)	6.300	03-20-30	380,000	381,682
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	228,000	198,951
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	224,339
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	453,000	427,103
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	420,000	434,881
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	282,000	287,573
Consumer finance 0.4%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	312,000	311,435
Financial services 1.7%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	375,000	351,235
Equitable Holdings, Inc. (6.700% to 3-28-35, then 5 Year CMT + 2.390%)	6.700	03-28-55	700,000	691,075
Voya Financial, Inc. (B)	7.758	09-15-28	167,000	169,347
Insurance 3.6%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	150,000	144,125
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	574,000	582,908
Meiji Yasuda Life Insurance Company (6.100% to 6-11-35, then 5 Year CMT + 2.911%) (A)	6.100	06-11-55	500,000	493,105
Nippon Life Insurance Company (6.500% to 4-30-25, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55	351,000	356,101
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	480,000	465,106
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	341,000	298,409
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(B)	7.000	05-13-30	259,000	244,649
Health care 0.9%				657,506
Health care providers and services 0.9%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	650,000	657,506
Industrials 1.4%				1,013,230
Machinery 0.4%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	285,000	273,799
Trading companies and distributors 1.0%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (B)	6.000	09-24-29	790,000	739,431
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	46

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.6%				$437,456
Residential REITs 0.6%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	445,000	437,456
Utilities 16.6%				11,950,483
Electric utilities 7.0%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	538,000	517,467
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	580,000	581,219
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	498,000	500,707
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	554,000	556,469
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	725,000	704,807
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	690,000	686,003
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	250,000	250,527
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	448,000	490,805
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	798,000	774,691
Gas utilities 2.1%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	800,000	781,293
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	725,000	705,058
Independent power and renewable electricity producers 2.6%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	696,000	687,692
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	549,000	561,110
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	587,000	617,657
Multi-utilities 4.9%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	819,000	817,793
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	772,000	752,654
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	650,000	639,073
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55	471,000	459,509
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	188,000	190,492
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	532,000	485,233

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	197,000	190,224
Convertible bonds 0.3%				$261,198
(Cost $210,000)
Utilities 0.3%				261,198
Electric utilities 0.3%

TXNM Energy, Inc. (A)	5.750	06-01-54	210,000	261,198

Capital preferred securities 0.4%				$288,946
(Cost $292,409)
Financials 0.4%				288,946
Insurance 0.4%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	268,000	288,946

	Shares	Value
Preferred securities 45.8%		$33,018,840
(Cost $33,860,330)
Communication services 2.8%		2,004,019
Diversified telecommunication services 1.0%
AT&T, Inc., 5.000%	35,000	702,450
Wireless telecommunication services 1.8%
Telephone & Data Systems, Inc., 6.000%	28,405	527,481
Telephone & Data Systems, Inc., 6.625%	14,975	311,929
U.S. Cellular Corp., 6.250%	19,583	462,159
Consumer discretionary 0.2%		147,815
Broadline retail 0.2%
QVC Group, Inc., 8.000%	3,375	92,003
QVC, Inc., 6.250%	6,271	55,812
47	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 31.1%		$22,434,359
Banks 11.8%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	15,000	354,750
Bank of America Corp., 6.450%	9,313	236,830
Bank of America Corp., 7.250%	476	556,958
Bank of America Corp., 5.000%	23,150	470,177
Bank of Hawaii Corp., 8.000%	8,589	218,934
Citigroup Capital XIII, 10.911% (3 month CME Term SOFR + 6.632%) (C)	22,924	683,135
Citizens Financial Group, Inc., 7.375%	17,654	463,771
Fifth Third Bancorp, 6.000%	13,530	329,861
First Citizens BancShares, Inc., 5.375%	6,778	140,711
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	10,356	261,696
JPMorgan Chase & Co., 4.200%	20,000	356,000
KeyCorp, 5.650%	19,620	429,874
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	10,419	263,184
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	17,498	429,226
M&T Bank Corp., 5.625% (5.625% to 12-15-26, then 3 month CME Term SOFR + 4.280%)	10,000	243,700
M&T Bank Corp., 7.500%	11,855	316,410
Regions Financial Corp., 4.450%	14,934	262,390
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	19,500	487,500
Synovus Financial Corp., 7.893% (3 month CME Term SOFR + 3.614%) (C)	3,952	98,168
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)	21,229	541,127
Truist Financial Corp., 4.750%	23,775	454,103
U.S. Bancorp, 5.500%	13,175	293,407
Wells Fargo & Company, 7.500%	318	369,516
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	8,492	214,083
Capital markets 4.6%
Affiliated Managers Group, Inc., 6.750%	25,400	601,726
Brookfield Finance, Inc., 4.625%	20,085	311,719
Carlyle Finance LLC, 4.625%	2,077	35,122
KKR & Company, Inc., 6.250%	4,900	234,857
Morgan Stanley, 6.375%	18,672	453,356
Morgan Stanley, 6.500%	10,924	274,083
Morgan Stanley, 6.625%	5,533	139,100
Morgan Stanley, 6.875%	6,853	172,010
Morgan Stanley, 7.125%	11,656	293,731
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	10,200	256,224
TPG Operating Group II LP, 6.950%	22,131	529,816
Consumer finance 1.4%
Capital One Financial Corp., 4.800%	5,000	90,800
Capital One Financial Corp., 5.000%	24,625	460,241
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	17,970	453,383
Financial services 2.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	19,020	504,981
Corebridge Financial, Inc., 6.375%	12,125	289,303
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	9,543	247,641
KKR Group Finance Company IX LLC, 4.625%	29,664	511,704
National Rural Utilities Cooperative Finance Corp., 5.500%	17,751	418,924
Insurance 10.6%
AEGON Funding Company LLC, 5.100%	20,547	413,406
American Financial Group, Inc., 5.125%	15,809	299,106
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	14,876	374,280
American National Group, Inc., 7.375%	17,450	434,854
Aspen Insurance Holdings, Ltd., 7.000%	23,375	551,183
Assurant, Inc., 5.250%	27,600	538,200
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	24,719	579,413
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	21,735	545,766
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	48

	Shares	Value
Financials (continued)
Insurance (continued)
Brighthouse Financial, Inc., 6.600%	23,646	$473,629
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,003	42,704
F&G Annuities & Life, Inc., 7.300%	26,950	631,439
F&G Annuities & Life, Inc., 7.950%	17,743	453,689
Lincoln National Corp., 9.000%	13,486	365,740
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	21,287	546,650
RenaissanceRe Holdings, Ltd., 4.200%	34,646	541,517
The Allstate Corp., 7.375%	5,305	140,689
Unum Group, 6.250%	13,506	330,762
W.R. Berkley Corp., 5.100%	21,500	417,100
Industrials 0.3%		242,729
Trading companies and distributors 0.3%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	9,545	242,729
Information technology 0.5%		385,247
Software 0.3%
MicroStrategy, Inc., 10.000%	2,500	229,125
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company, 7.625%	3,110	156,122
Real estate 1.7%		1,202,438
Diversified REITs 0.2%
Global Net Lease, Inc., 7.500%	7,000	161,070
Hotel and resort REITs 0.3%
Pebblebrook Hotel Trust, 6.375%	12,147	222,290
Office REITs 0.5%
Vornado Realty Trust, 5.400%	18,830	329,525
Specialized REITs 0.7%
Public Storage, 4.625%	25,916	489,553
Utilities 9.2%		6,602,233
Electric utilities 5.1%
Duke Energy Corp., 5.750%	15,543	387,798
NextEra Energy, Inc., 6.926%	2,590	99,715
NextEra Energy, Inc., 7.234%	14,450	612,969
PG&E Corp., 6.000%	13,800	600,162
SCE Trust VI, 5.000%	8,838	144,678
SCE Trust VII, 7.500%	31,822	733,497
SCE Trust VIII, 6.950%	7,162	157,063
The Southern Company, 4.950%	18,125	363,406
The Southern Company, 6.500%	23,500	599,955
Gas utilities 1.0%
Spire, Inc., 5.900%	29,248	700,490
Multi-utilities 3.1%
Algonquin Power & Utilities Corp., 8.552% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	18,751	471,588
CMS Energy Corp., 5.625%	8,778	185,742
CMS Energy Corp., 5.875%	6,187	136,176
CMS Energy Corp., 5.875%	24,478	545,859
DTE Energy Company, 5.250%	18,772	397,403

Sempra, 5.750%	22,348	465,732
49	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Common stocks 0.5%		$328,531
(Cost $324,527)
Utilities 0.5%		328,531
Multi-utilities 0.5%
Algonquin Power & Utilities Corp.	61,065	328,531

	Yield (%)	Shares	Value
Short-term investments 2.6%			$1,859,543
(Cost $1,859,329)
Short-term funds 2.6%			1,859,543
John Hancock Collateral Trust (D)	4.2081(E)	185,895	1,859,543
Total investments (Cost $72,233,892) 99.3%			$71,547,617
Other assets and liabilities, net 0.7%			516,579
Total net assets 100.0%			$72,064,196

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,395,052 or 10.3% of the fund’s net assets as of 4-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	86.0%
Canada	9.5%
Japan	1.7%
Bermuda	1.6%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	50

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 4-30-25

	Core Bond ETF	Core Plus Bond ETF	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF
Assets
Unaffiliated investments, at value	$9,919,187	$47,968,289	$55,067,086	$24,404,347	$33,970,068
Affiliated investments, at value	50,018	466,811	16,974	2,378,219	—
Total investments, at value	9,969,205	48,435,100	55,084,060	26,782,566	33,970,068
Receivable for futures variation margin	—	—	—	—	—
Collateral held at broker for futures contracts	—	—	—	—	—
Dividends and interest receivable	74,330	379,054	680,413	300,383	585,196
Receivable for investments sold	—	—	—	55,451	90,900
Receivable for delayed delivery securities sold	—	—	—	111,081	—
Receivable for securities lending income	—	53	—	—	—
Receivable from affiliates	5,974	2,173	1,103	18,064	6,244
Other assets	43,642	57,804	6,316	4,929	13,858
Total assets	10,093,151	48,874,184	55,771,892	27,272,474	34,666,266
Liabilities
Due to custodian	—	—	—	—	222
Payable for investments purchased	13,057	—	—	213,885	90,867
Payable for delayed delivery securities purchased	—	—	—	1,575,926	—
Payable upon return of securities loaned	9,225	69,880	—	—	—
Payable to affiliates
Investment management fees	—	—	—	—	—
Accounting and legal services fees	296	1,441	1,648	747	1,013
Transfer agent fees	833	833	5,000	5,000	5,000
Trustees’ fees	12	60	89	39	56
Other liabilities and accrued expenses	42,486	70,889	64,592	47,930	33,844
Total liabilities	65,909	143,103	71,329	1,843,527	131,002
Net assets	$10,027,242	$48,731,081	$55,700,563	$25,428,947	$34,535,264
Net assets consist of
Paid-in capital	$9,997,137	$48,455,555	$59,036,552	$25,259,395	$34,672,152
Total distributable earnings (loss)	30,105	275,526	(3,335,989)	169,552	(136,888)
Net assets	$10,027,242	$48,731,081	$55,700,563	$25,428,947	$34,535,264
Unaffiliated investments, at cost	$9,905,426	$47,763,142	$55,880,131	$24,228,665	$34,306,731
Affiliated investments, at cost	$50,014	$466,784	$16,969	$2,378,019	—
Securities loaned, at value	$9,023	$68,355	—	—	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$10,027,242	$48,731,081	$55,700,563	$25,428,947	$34,535,264
Shares outstanding	400,000	1,950,000	2,650,000	1,000,000	1,375,000
Net asset value per share	$25.07	$24.99	$21.02	$25.43	$25.12
51	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 4-30-25

Continued
	Mortgage-Backed Securities ETF	Preferred Income ETF
Assets
Unaffiliated investments, at value	$132,464,083	$69,688,074
Affiliated investments, at value	4,377,989	1,859,543
Total investments, at value	136,842,072	71,547,617
Receivable for futures variation margin	1,669	—
Collateral held at broker for futures contracts	125,000	—
Dividends and interest receivable	458,924	559,039
Receivable for investments sold	—	35,852
Receivable for delayed delivery securities sold	1,454,331	—
Receivable for securities lending income	—	—
Receivable from affiliates	—	—
Other assets	6,699	6,587
Total assets	138,888,695	72,149,095
Liabilities
Due to custodian	—	—
Payable for investments purchased	—	—
Payable for delayed delivery securities purchased	5,686,516	—
Payable upon return of securities loaned	—	—
Payable to affiliates
Investment management fees	18,772	9,689
Accounting and legal services fees	3,501	1,906
Transfer agent fees	5,000	5,000
Trustees’ fees	156	92
Other liabilities and accrued expenses	70,596	68,212
Total liabilities	5,784,541	84,899
Net assets	$133,104,154	$72,064,196
Net assets consist of
Paid-in capital	$135,587,593	$74,767,039
Total distributable earnings (loss)	(2,483,439)	(2,702,843)
Net assets	$133,104,154	$72,064,196
Unaffiliated investments, at cost	$133,318,585	$70,374,563
Affiliated investments, at cost	$4,377,603	$1,859,329
Securities loaned, at value	—	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$133,104,154	$72,064,196
Shares outstanding	6,100,000	3,275,000
Net asset value per share	$21.82	$22.00
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	52

STATEMENTS OF OPERATIONS For the year ended 4-30-25

	Core Bond ETF[1]	Core Plus Bond ETF[1]	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF[2]
Investment income
Interest	$182,828	$857,254	$2,928,752	$1,029,989	$2,506,140
Dividends from affiliated investments	1,890	9,723	15,187	32,301	—
Dividends from unaffiliated investments	—	—	—	—	15,155
Securities lending	—	56	—	—	—
Less foreign taxes withheld	—	—	—	—	—
Total investment income	184,718	867,033	2,943,939	1,062,290	2,521,295
Expenses
Investment management fees	8,708	50,148	131,236	76,757	148,877
Accounting and legal services fees	682	3,022	9,580	4,274	6,069
Transfer agent fees	833	833	10,000	10,000	6,250
Trustees’ fees	310	432	1,644	995	1,140
Custodian fees	8,234	10,246	62,637	37,315	28,265
Printing and postage	6,490	6,475	19,996	16,306	21,892
Professional fees	34,516	42,789	31,203	61,188	102,413
Stock exchange listing fees	3,000	3,000	17,575	24,181	13,745
Other	110	46	8,089	5,611	4,331
Total expenses	62,883	116,991	291,960	236,627	332,982
Less expense reductions	(52,348)	(58,682)	(133,383)	(143,044)	(160,648)
Net expenses	10,535	58,309	158,577	93,583	172,334
Net investment income	174,183	808,724	2,785,362	968,707	2,348,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(6,486)	(44,490)	(431,171)	204,978	451,367
Affiliated investments	11	134	281	564	—
Futures contracts	1,825	9,472	—	—	—
Redemptions in-kind	—	(3,152)	184,727	—	(32,968)
	(4,650)	(38,036)	(246,163)	205,542	418,399
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	13,761	205,147	1,391,665	(547,804)	(336,663)
Affiliated investments	4	27	4	213	—
Futures contracts	—	—	—	—	—
	13,765	205,174	1,391,669	(547,591)	(336,663)
Net realized and unrealized gain (loss)	9,115	167,138	1,145,506	(342,049)	81,736
Increase in net assets from operations	$183,298	$975,862	$3,930,868	$626,658	$2,430,697

[1]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[2]	Period from 5-1-24 (commencement of operations) to 4-30-25.
53	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 4-30-25

Continued

	Mortgage-Backed Securities ETF	Preferred Income ETF
Investment income
Interest	$3,348,329	$1,509,818
Dividends from affiliated investments	61,703	53,697
Dividends from unaffiliated investments	—	1,671,115
Securities lending	—	—
Less foreign taxes withheld	—	(4,788)
Total investment income	3,410,032	3,229,842
Expenses
Investment management fees	223,107	231,603
Accounting and legal services fees	11,981	8,504
Transfer agent fees	10,000	10,000
Trustees’ fees	1,782	1,438
Custodian fees	71,947	66,216
Printing and postage	21,047	23,109
Professional fees	31,339	31,362
Stock exchange listing fees	17,075	17,575
Other	8,416	12,658
Total expenses	396,694	402,465
Less expense reductions	(140,777)	(147,189)
Net expenses	255,917	255,276
Net investment income	3,154,115	2,974,566
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(234,486)	(126,626)
Affiliated investments	(453)	169
Futures contracts	29,358	—
Redemptions in-kind	—	255,230
	(205,581)	128,773
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,008,614	(510,826)
Affiliated investments	395	287
Futures contracts	106,551	—
	2,115,560	(510,539)
Net realized and unrealized gain (loss)	1,909,979	(381,766)
Increase in net assets from operations	$5,064,094	$2,592,800
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	54

STATEMENTS OF CHANGES IN NET ASSETS

	Core Bond ETF	Core Plus Bond ETF	Corporate Bond ETF
	Period ended 4-30-25[1]	Period ended 4-30-25[1]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$174,183	$808,724	$2,785,362	$1,381,387
Net realized loss	(4,650)	(38,036)	(246,163)	(969,908)
Change in net unrealized appreciation (depreciation)	13,765	205,174	1,391,669	(32,959)
Increase in net assets resulting from operations	183,298	975,862	3,930,868	378,520
Distributions to shareholders
From earnings	(156,056)	(714,661)	(2,826,237)	(1,390,640)
From fund share transactions
Shares issued	10,000,000	49,714,825	13,668,629	25,006,247
Shares repurchased	—	(1,244,945)	(7,343,827)	—
Total from fund share transactions	10,000,000	48,469,880	6,324,802	25,006,247
Total increase	10,027,242	48,731,081	7,429,433	23,994,127
Net assets
Beginning of period	—	—	48,271,130	24,277,003
End of period	$10,027,242	$48,731,081	$55,700,563	$48,271,130
Share activity
Shares outstanding
Beginning of period	—	—	2,350,000	1,150,000
Shares issued	400,000	2,000,000	650,000	1,200,000
Shares repurchased	—	(50,000)	(350,000)	—
End of period	400,000	1,950,000	2,650,000	2,350,000

[1]	Period from 12-17-24 (commencement of operations) to 4-30-25.
55	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Dynamic Municipal Bond ETF		High Yield ETF
	Year ended 4-30-25	Period ended 4-30-24[2]	Period ended 4-30-25[3]
Increase (decrease) in net assets
From operations
Net investment income	$968,707	$442,666	$2,348,961
Net realized gain	205,542	568,695	418,399
Change in net unrealized appreciation (depreciation)	(547,591)	723,473	(336,663)
Increase in net assets resulting from operations	626,658	1,734,834	2,430,697
Distributions to shareholders
From earnings	(1,799,956)	(391,984)	(2,618,518)
From fund share transactions
Shares issued	5,175,079	21,349,127	36,566,569
Shares repurchased	(1,264,811)	—	(1,843,484)
Total from fund share transactions	3,910,268	21,349,127	34,723,085
Total increase	2,736,970	22,691,977	34,535,264
Net assets
Beginning of period	22,691,977	—	—
End of period	$25,428,947	$22,691,977	$34,535,264
Share activity
Shares outstanding
Beginning of period	850,000	—	—
Shares issued	200,000	850,000	1,450,000
Shares repurchased	(50,000)	—	(75,000)
End of period	1,000,000	850,000	1,375,000

[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Period from 5-1-24 (commencement of operations) to 4-30-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	56

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Mortgage-Backed Securities ETF		Preferred Income ETF
	Year ended 4-30-25	Year ended 4-30-24	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$3,154,115	$1,417,319	$2,974,566	$2,154,588
Net realized gain (loss)	(205,581)	(955,808)	128,773	(462,666)
Change in net unrealized appreciation (depreciation)	2,115,560	(173,351)	(510,539)	1,576,555
Increase in net assets resulting from operations	5,064,094	288,160	2,592,800	3,268,477
Distributions to shareholders
From earnings	(3,053,345)	(1,574,179)	(2,928,285)	(2,180,319)
From fund share transactions
Shares issued	90,841,575	22,256,050	36,580,023	13,782,470
Shares repurchased	—	(7,439,282)	(2,307,648)	(1,563,406)
Total from fund share transactions	90,841,575	14,816,768	34,272,375	12,219,064
Total increase	92,852,324	13,530,749	33,936,890	13,307,222
Net assets
Beginning of period	40,251,830	26,721,081	38,127,306	24,820,084
End of period	$133,104,154	$40,251,830	$72,064,196	$38,127,306
Share activity
Shares outstanding
Beginning of period	1,925,000	1,225,000	1,750,000	1,175,000
Shares issued	4,175,000	1,050,000	1,625,000	650,000
Shares repurchased	—	(350,000)	(100,000)	(75,000)
End of period	6,100,000	1,925,000	3,275,000	1,750,000
57	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
CORE BOND ETF

Period ended	4-30-25[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.44
Net realized and unrealized gain (loss) on investments	0.02
Total from investment operations	0.46
Less distributions
From net investment income	(0.39)
Net asset value, end of period	$25.07
Total return (%)[3]	1.85[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44[5]
Expenses including reductions	0.29[5]
Net investment income	4.80[6]
Portfolio turnover (%)	67

[1]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
CORE PLUS BOND ETF

Period ended	4-30-25[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	0.46
Net realized and unrealized gain (loss) on investments	(0.09)[3]
Total from investment operations	0.37
Less distributions
From net investment income	(0.38)
Net asset value, end of period	$24.99
Total return (%)[4]	1.50[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]
Expenses including reductions	0.36[6]
Net investment income	5.00[7]
Portfolio turnover (%)	66[8]

[1]	Period from 12-17-24 (commencement of operations) to 4-30-25.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	58

CORPORATE BOND ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22	4-30-21[1]
Per share operating performance
Net asset value, beginning of period	$20.54	$21.11	$21.81	$25.23	$25.00
Net investment income[2]	1.08	0.97	0.72	0.60	0.05
Net realized and unrealized gain (loss) on investments	0.50	(0.58)	(0.62)	(3.23)	0.22
Total from investment operations	1.58	0.39	0.10	(2.63)	0.27
Less distributions
From net investment income	(1.10)	(0.96)	(0.80)	(0.79)	(0.04)
Net asset value, end of period	$21.02	$20.54	$21.11	$21.81	$25.23
Total return (%)[3]	7.74	1.91	0.57	(10.77)	1.10[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$48	$24	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	0.76	0.98	0.94	0.72[5]
Expenses including reductions	0.29	0.29	0.29	0.29	0.29[5]
Net investment income	5.09	4.70	3.45	2.39	2.27[6]
Portfolio turnover (%)	45[7]	49[7]	37[7]	36	—[8]

[1]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[8]	Portfolio turnover for the period is 0% due to no sales activity.
DYNAMIC MUNICIPAL BOND ETF

Period ended	4-30-25	4-30-24[1]
Per share operating performance
Net asset value, beginning of period	$26.70	$25.00
Net investment income[2]	1.06	0.54
Net realized and unrealized gain (loss) on investments	(0.32)	1.63
Total from investment operations	0.74	2.17
Less distributions
From net investment income	(2.01)	(0.47)
Net asset value, end of period	$25.43	$26.70
Total return (%)[3]	2.79	8.66[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.72[5]
Expenses including reductions	0.39	0.39[5]
Net investment income	4.04	4.02[6]
Portfolio turnover (%)	83	113

[1]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
59	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD ETF

Period ended	4-30-25[1]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[2]	1.82
Net realized and unrealized gain (loss) on investments	0.29
Total from investment operations	2.11
Less distributions
From net investment income	(1.99)
Net asset value, end of period	$25.12
Total return (%)[3]	8.54
Ratios and supplemental data
Net assets, end of period (in millions)	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00
Expenses including reductions	0.52
Net investment income	7.06
Portfolio turnover (%)	252[4]

[1]	Period from 5-1-24 (commencement of operations) to 4-30-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MORTGAGE-BACKED SECURITIES ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22[1]
Per share operating performance
Net asset value, beginning of period	$20.91	$21.81	$22.77	$25.00
Net investment income[2]	1.04	0.88	0.84	0.38
Net realized and unrealized gain (loss) on investments	0.87	(0.81)	(0.88)	(2.22)
Total from investment operations	1.91	0.07	(0.04)	(1.84)
Less distributions
From net investment income	(1.00)	(0.97)	(0.92)	(0.39)
Net asset value, end of period	$21.82	$20.91	$21.81	$22.77
Total return (%)[3]	9.28	0.30	(0.03)	(7.43)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$133	$40	$27	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60	0.78	0.97	0.93[5]
Expenses including reductions	0.39	0.39	0.39	0.39[5]
Net investment income	4.81	4.13	3.85	2.20[6]
Portfolio turnover (%)	67	53	20	33

[1]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	60

PREFERRED INCOME ETF

Period ended	4-30-25	4-30-24	4-30-23	4-30-22[1]
Per share operating performance
Net asset value, beginning of period	$21.79	$21.12	$23.32	$25.00
Net investment income[2]	1.42	1.42	1.32	0.43
Net realized and unrealized gain (loss) on investments	0.16[3]	0.68	(2.19)	(1.68)
Total from investment operations	1.58	2.10	(0.87)	(1.25)
Less distributions
From net investment income	(1.37)	(1.43)	(1.33)	(0.43)
Net asset value, end of period	$22.00	$21.79	$21.12	$23.32
Total return (%)[4]	7.30	10.29	(3.81)	(5.05)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$72	$38	$25	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.96	1.55	1.15[6]
Expenses including reductions	0.54	0.54	0.54	0.54[6]
Net investment income	6.29	6.69	5.93	4.57[7]
Portfolio turnover (%)	29[8]	30	47[8]	15

[1]	Period from 12-14-21 (commencement of operations) to 4-30-22.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
61	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, seven of which are presented in this report (the funds).
The investment objective of Core Bond ETF is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The investment objective of Core Plus Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Dynamic Municipal Bond ETF is to seek a high level of interest income exempt from federal income tax.
The investment objective of High Yield ETF is to seek to maximize current income. Capital appreciation is a secondary goal.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
The investment objective of Preferred Income ETF is to seek a high level of current income, consistent with preservation of capital.
High Yield ETF commenced operations on May 1, 2024.
Core Bond ETF commenced operations on December 17, 2024.
Core Plus Bond ETF commenced operations on December 17, 2024.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	62

The following is a summary of the values by input classification of the funds’ investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$5,928,791	—	$5,928,791	—
Corporate bonds	2,793,467	—	2,793,467	—
Collateralized mortgage obligations	418,920	—	418,920	—
Asset-backed securities	778,009	—	778,009	—
Short-term investments	50,018	$50,018	—	—
Total investments in securities	$9,969,205	$50,018	$9,919,187	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$27,372,693	—	$27,372,693	—
Corporate bonds	17,210,517	—	17,210,517	—
Collateralized mortgage obligations	1,261,545	—	1,261,545	—
Asset-backed securities	2,123,534	—	2,123,534	—
Short-term investments	466,811	$466,811	—	—
Total investments in securities	$48,435,100	$466,811	$47,968,289	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$55,067,086	—	$55,067,086	—
Short-term investments	16,974	$16,974	—	—
Total investments in securities	$55,084,060	$16,974	$55,067,086	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$24,404,347	—	$24,404,347	—
Short-term investments	2,378,219	$2,378,219	—	—
Total investments in securities	$26,782,566	$2,378,219	$24,404,347	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$33,931,735	—	$33,931,735	—
Term loans	6,881	—	6,881	—
Short-term investments	31,452	$31,452	—	—
Total investments in securities	$33,970,068	$31,452	$33,938,616	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$89,395,775	—	$89,395,775	—
Collateralized mortgage obligations	25,763,521	—	25,763,521	—
Asset-backed securities	17,304,787	—	17,304,787	—
Short-term investments	4,377,989	$4,377,989	—	—
Total investments in securities	$136,842,072	$4,377,989	$132,464,083	—
Derivatives:
Assets
63	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF (continued)
Futures	$47,253	$47,253	—	—

Preferred Income ETF
Investments in securities:
Assets
Corporate bonds	$35,790,559	—	$35,790,559	—
Convertible bonds	261,198	—	261,198	—
Capital preferred securities	288,946	—	288,946	—
Preferred securities	33,018,840	$33,018,840	—	—
Common stocks	328,531	328,531	—	—
Short-term investments	1,859,543	1,859,543	—	—
Total investments in securities	$71,547,617	$35,206,914	$36,340,703	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	64

a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at April 30, 2025.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Core Bond ETF	$9,023	$9,225	—
Core Plus Bond ETF	68,355	69,880	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended April 30, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the year ended April 30, 2025 were as follows:
Fund	Commitment fee
Core Bond ETF	$14
Core Plus Bond ETF	72
Corporate Bond ETF	964
High Yield ETF	232
Mortgage-Backed Securities ETF	1,016
Preferred Income ETF	915
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Core Bond ETF, Core Plus Bond ETF and High Yield ETF incurred offering costs of $53,000, $75,000 and $90,987, respectively, which are amortized over each fund’s first year of operations. During the period ended April 30, 2025, $19,312, $27,329 and $90,987 of offering costs were expensed by Core Bond ETF, Core Plus Bond ETF and High Yield ETF, respectively, and are included in Professional fees and Printing and postage. At April 30, 2025, $33,688 and $47,671 of unamortized offering costs are included in Other assets within the Statements of assets and liabilities for Core Bond ETF and Core Plus Bond ETF, respectively.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
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For federal income tax purposes, as of April 30, 2025, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond ETF	$4,729	—
Core Plus Bond ETF	30,510	—
Corporate Bond ETF	72,864	$2,472,724
Mortgage-Backed Securities ETF	134,220	1,731,271
Preferred Income ETF	1,339,035	763,213
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on April 30, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Core Bond ETF	$9,957,388	$58,453	$(46,636)	$11,817
Core Plus Bond ETF	48,240,742	450,021	(255,663)	194,358
Corporate Bond ETF	56,007,022	420,464	(1,343,426)	(922,962)
Dynamic Municipal Bond ETF	26,569,023	461,714	(248,171)	213,543
High Yield ETF	34,373,707	289,599	(693,238)	(403,639)
Mortgage-Backed Securities ETF	137,782,021	1,085,690	(1,978,386)	(892,696)
Preferred Income ETF	72,294,648	1,040,535	(1,787,566)	(747,031)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends from net investment income monthly. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended April 30, 2025 was as follows:
Fund	Ordinary Income	Exempt Income	Long Term Capital Gains	Total
Core Bond ETF	$156,056	—	—	$156,056
Core Plus Bond ETF	714,661	—	—	714,661
Corporate Bond ETF	2,826,237	—	—	2,826,237
Dynamic Municipal Bond ETF	888,101	$911,853	$2	1,799,956
High Yield ETF	2,618,518	—	—	2,618,518
Mortgage-Backed Securities ETF	3,053,345	—	—	3,053,345
Preferred Income ETF	2,928,285	—	—	2,928,285
The tax character of distributions for the year ended April 30, 2024 was as follows:
Fund	Ordinary Income	Exempt Income	Total
Corporate Bond ETF	$1,390,640	—	$1,390,640
Dynamic Municipal Bond ETF	8,471	$383,513	391,984
Mortgage-Backed Securities ETF	1,574,179	—	1,574,179
Preferred Income ETF	2,180,319	—	2,180,319
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Exempt Interest	Post-October Deferral
Core Bond ETF	$23,017	—	—
Core Plus Bond ETF	111,678	—	—
Corporate Bond ETF	132,561	—	—
Dynamic Municipal Bond ETF	—	$73,901	$117,892
High Yield ETF	266,751	—	—
Mortgage-Backed Securities ETF	274,748	—	—
Preferred Income ETF	153,119	—	—
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Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, wash sale loss deferrals and redemptions in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended April 30, 2025. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Core Bond ETF	The fund used futures contracts to manage against changes in interest rates. As of April 30, 2025, there were no open futures contracts.	Up to $109,900, as measured during the period
Core Plus Bond ETF	The fund used futures contracts to manage against changes in interest rates. As of April 30, 2025, there were no open futures contracts.	Up to $654,200, as measured during the period
Mortgage-Backed Securities ETF	The fund used futures contracts to manage against changes in interest rates.	From $1.8 million to $2.4 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at April 30, 2025 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Mortgage-Backed Securities ETF	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$47,253	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Funds’ investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended April 30, 2025:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Core Bond ETF	Interest rate	$1,825
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		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Core Plus Bond ETF	Interest rate	$9,472
Mortgage-Backed Securities ETF	Interest rate	$29,358
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended April 30, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Mortgage-Backed Securities ETF	Interest rate	$106,551
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
The management fee structure is as follows:
- Core Bond ETF - 0.24% of average daily net assets.
- Core Plus Bond ETF - 0.31% of average daily net assets.
- Corporate Bond ETF - 0.24% of average daily net assets.
- Dynamic Municipal Bond ETF - 0.32% of average daily net assets.
- High Yield ETF - 0.45% of average daily net assets.
- Mortgage-Backed Securities ETF - 0.34% of average daily net assets.
- Preferred Income ETF - 0.49% of average daily net assets.
The Advisor has subadvisory agreements with the organizations described below:
Fund	Subadvisor(s)
High Yield ETF	Marathon Asset Management, L.P.
Core Bond ETF Core Plus Bond ETF Corporate Bond ETF Dynamic Municipal Bond ETF Mortgage-Backed Securities ETF Preferred Income ETF	Manulife Investment Management (US) LLC[1]
[1]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the year ended April 30, 2025, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make a payment to Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF in an amount equal to the amount by which expenses of the funds exceed 0.29%, 0.36%, 0.29%, 0.39%, 0.52%, 0.39% and 0.54%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary
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course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2026 for Core Bond ETF and Core Plus Bond ETF, and this agreement expires on August 31, 2025 for Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the year ended April 30, 2025.
Fund	Expense reimbursement
Core Bond ETF	$52,348
Core Plus Bond ETF	58,682
Corporate Bond ETF	133,383
Dynamic Municipal Bond ETF	143,044
Fund	Expense reimbursement
High Yield ETF	$160,648
Mortgage-Backed Securities ETF	140,777
Preferred Income ETF	147,189

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended April 30, 2025, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Core Bond ETF	0.00%
Core Plus Bond ETF	0.00%
Corporate Bond ETF	0.00%
Dynamic Municipal Bond ETF	0.00%
Fund	Net Annual Effective Rate
High Yield ETF	0.00%
Mortgage-Backed Securities ETF	0.13%
Preferred Income ETF	0.18%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended April 30, 2025, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000 shares for Corporate Bond ETF and 25,000 shares for Core Bond ETF, Core Plus Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the year ended April 30, 2025, such variable charges were $10,588, $4,483, $31,535, $90,751 and $70,727 for Core Plus Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF owned 94%, 79%, 23%, 70%, 56%, 10% and 6%, respectively, of shares of the fund on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, are aggregated below for the year ended April 30, 2025. In addition, purchases and sales of in-kind transactions are aggregated below for the year ended April 30, 2025:
	Purchases			Sales and maturities
Fund	U.S. Treasury	In-kind transactions	Non in-kind transactions	U.S. Treasury	In-kind transactions	Non in-kind transactions
Core Bond ETF	$7,604,785	—	$8,750,138	$5,581,123	—	$875,118
Core Plus Bond ETF	27,572,040	$16,681,338	33,379,649	24,132,268	$717,972	5,041,792
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	Purchases			Sales and maturities
Fund	U.S. Treasury	In-kind transactions	Non in-kind transactions	U.S. Treasury	In-kind transactions	Non in-kind transactions
Corporate Bond ETF	—	$12,786,421	$24,113,367	—	$4,029,413	$26,775,251
Dynamic Municipal Bond ETF	—	—	21,506,477	—	—	19,635,577
High Yield ETF	—	—	117,823,101	—	1,682,116	82,673,842
Mortgage-Backed Securities ETF	$5,397,829	—	125,901,177	$6,084,936	—	38,817,343
Preferred Income ETF	—	1,169,100	47,386,011	—	2,272,419	13,841,732
Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust*	5,000	—	$1,672,591	$(1,622,588)	$11	$4	$1,890	—	$50,018
Core Plus Bond ETF
John Hancock Collateral Trust*	46,666	—	$12,527,440	$(12,060,790)	$134	$27	$9,779	—	$466,811
Corporate Bond ETF
John Hancock Collateral Trust	1,697	$173,004	$6,483,456	$(6,639,771)	$281	$4	$15,187	—	$16,974
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	237,746	$369,537	$16,330,184	$(14,322,279)	$564	$213	$32,301	—	$2,378,219
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	437,659	$309,860	$45,756,452	$(41,688,265)	$(453)	$395	$61,703	—	$4,377,989
Preferred Income ETF
John Hancock Collateral Trust	185,895	$1,301,230	$32,581,873	$(32,024,016)	$169	$287	$53,697	—	$1,859,543

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a
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defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Core Bond ETF, Core  Plus Bond ETF, Corporate Bond
ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the funds’ investments, of Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF, and Preferred Income ETF (seven of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of operations	Statements of changes in net assets	Financial Highlights
Core Bond ETF	For the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the period December 17, 2024 (commencement of operations) through April 30, 2025.
Core Plus Bond ETF	For the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the period December 17, 2024 (commencement of operations) through April 30, 2025.	For the period December 17, 2024 (commencement of operations) through April 30, 2025.
Corporate Bond ETF	For the year ended April 30, 2025.	For the years ended April 30, 2025 and 2024.	For the years ended April 30, 2025, 2024, 2023 and 2022, and for the period from March 30, 2021 (commencement of operations) to April 30, 2021.
Dynamic Municipal Bond ETF	For the year ended April 30, 2025.	For the year ended April 30, 2025 and the period from November 1, 2023 (commencement of operations) through April 30, 2024.	For the year ended April 30, 2025 and the period from November 1, 2023 (commencement of operations) through April 30, 2024.
High Yield ETF	For the year ended April 30, 2025.	For the period May 1, 2024 (commencement of operations) through April 30, 2025.	For the period May 1, 2024 (commencement of operations) through April 30, 2025.
Mortgage-Backed Securities ETF	For the year ended April 30, 2025.	For the years ended April 30, 2025 and 2024.	For the years ended April 30, 2025, 2024, and 2023, and for the period from August 18, 2021 (commencement of operations) through April 30, 2022.
Preferred Income ETF	For the year ended April 30, 2025.	For the years ended April 30, 2025 and 2024.	For the years ended April 30, 2025, 2024, and 2023, and for the period from December 14, 2021 (commencement of operations) through April 30, 2022.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agents, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts June 6, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended April 30, 2025.
For Dynamic Municipal Bond ETF, 97.45% of dividends from net investment income are exempt-interest dividends.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on December 10-12, 2024, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Core Bond ETF (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the December 10-12, 2024 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including other exchange-traded funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the December meetings and throughout the year (with respect to other Funds) was both written and oral. The Board took into account a presentation provided at the December meetings from the Subadvisor’s portfolio management team who would be responsible for the day-to-day portfolio management of the New Fund’s assets.  The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its September 24-26, 2024 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
75	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance program, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing a similar strategy as proposed to be used for the New Fund. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)noted that the subadvisory fee for the New Fund will be paid by Advisor; and
(j)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	76

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)the Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(b)the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board took into account a presentation provided at the December meetings from the Subadvisor’s portfolio management team who would be responsible for the day-to-day portfolio management of the New Fund’s assets.  The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds, including other exchange-traded funds, managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds, including other exchange-traded funds, in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)that the subadvisory fees will be paid by the Advisor not the New Fund.
77	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	78

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on December 10-12, 2024, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Core Plus Bond ETF (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the December 10-12, 2024 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including other exchange-traded funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the December meetings and throughout the year (with respect to other Funds) was both written and oral. The Board took into account a presentation provided at the December meetings from the Subadvisor’s portfolio management team who would be responsible for the day-to-day portfolio management of the New Fund’s assets.  The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its September 24-26, 2024 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
79	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance program, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing a similar strategy as proposed to be used for the New Fund. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)noted that the subadvisory fee for the New Fund will be paid by Advisor; and
(j)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	80

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)the Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(b)the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board took into account a presentation provided at the December meetings from the Subadvisor’s portfolio management team who would be responsible for the day-to-day portfolio management of the New Fund’s assets.  The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds, including other exchange-traded funds, managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds, including other exchange-traded funds, in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)that the subadvisory fees will be paid by the Advisor not the New Fund.
81	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	82

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Fixed Income ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2A 4/2025
6/2025

Annual Financial Statements & Other N-CSR Items
John Hancock
Active Equity ETFs
April 30, 2025

John Hancock
Active Equity ETFs

2	Funds’ investments
12	Financial statements
16	Financial highlights
18	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
1	JOHN HANCOCK ACTIVE EQUITY ETFS |

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 4-30-25
	Shares	Value
Common stocks 98.8%		$33,752,084
(Cost $29,697,469)
Bermuda 2.2%		745,649
Everest Group, Ltd.	2,078	745,649
Canada 8.7%		2,975,042
Cenovus Energy, Inc.	46,897	551,030
Kinross Gold Corp.	81,154	1,195,601
MEG Energy Corp. (A)	30,859	432,066
Teck Resources, Ltd., Class B	23,479	796,345
Finland 2.9%		995,492
Nordea Bank Abp	72,738	995,492
France 13.5%		4,619,158
Airbus SE	5,106	854,037
BNP Paribas SA	6,862	579,490
Bureau Veritas SA	21,652	686,208
Capgemini SE	6,560	1,042,873
Rexel SA	26,197	726,320
Vallourec SACA (A)(B)	39,398	730,230
Germany 6.8%		2,328,341
Allianz SE	1,776	735,070
Infineon Technologies AG	17,597	577,898
Siemens AG	4,423	1,015,373
Ireland 1.0%		321,332
Ryanair Holdings PLC, ADR	6,714	321,332
Japan 17.0%		5,806,989
Asahi Group Holdings, Ltd.	44,200	611,221
Hitachi, Ltd.	32,000	789,232
Honda Motor Company, Ltd.	34,400	350,415
Mitsubishi Electric Corp.	73,500	1,422,439
Sony Group Corp.	60,400	1,596,806
Sumitomo Mitsui Financial Group, Inc.	43,500	1,036,876
Netherlands 7.0%		2,399,938
Heineken NV	9,901	885,765
ING Groep NV	34,483	666,924
Prosus NV (B)	18,212	847,249
South Korea 10.2%		3,477,534
KB Financial Group, Inc.	13,096	830,995
KT Corp.	18,383	669,884
NAVER Corp.	6,048	853,059
Samsung Fire & Marine Insurance Company, Ltd.	2,542	669,700
SK Hynix, Inc.	3,635	453,896
Switzerland 7.5%		2,546,823
Novartis AG	13,073	1,492,080
Sandoz Group AG	24,224	1,054,743
United Kingdom 19.4%		6,642,198
AstraZeneca PLC	7,120	1,020,253
BAE Systems PLC	70,146	1,625,122
Barratt Redrow PLC	108,990	678,102
Beazley PLC	59,322	700,846
IMI PLC	17,970	424,365
NatWest Group PLC	156,796	1,001,506
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	2

	Shares	Value
United Kingdom (continued)
Shell PLC	19,825	$646,251
Tesco PLC	110,221	545,753
United States 2.6%		893,588
CRH PLC	9,511	893,588

Total investments (Cost $29,697,469) 98.8%	$33,752,084
Other assets and liabilities, net 1.2%	421,665
Total net assets 100.0%	$34,173,749

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-25.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Financials	23.3%
Industrials	23.0%
Health care	10.4%
Consumer discretionary	10.2%
Materials	8.4%
Energy	6.9%
Information technology	6.1%
Consumer staples	6.0%
Communication services	4.5%
Other assets and liabilities, net	1.2%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 4-30-25
	Shares	Value
Common stocks 94.4%		$3,718,515
(Cost $3,210,822)
Communication services 10.6%		418,239
Entertainment 3.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,247	110,571
Warner Brothers Discovery, Inc. (A)	4,960	43,003
Interactive media and services 6.7%
Alphabet, Inc., Class A	1,436	228,037
CarGurus, Inc. (A)	1,310	36,628
Consumer discretionary 16.1%		633,602
Automobile components 0.6%
Fox Factory Holding Corp. (A)	770	15,639
Mobileye Global, Inc., Class A (A)	642	9,360
Broadline retail 7.9%
Amazon.com, Inc. (A)	1,693	312,224
Hotels, restaurants and leisure 1.2%
Las Vegas Sands Corp.	997	36,560
Vail Resorts, Inc.	71	9,883
Household durables 3.5%
Lennar Corp., A Shares	994	107,958
NVR, Inc. (A)	4	28,503
Specialty retail 2.1%
Group 1 Automotive, Inc.	205	82,744
3	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.8%
Canada Goose Holdings, Inc. (A)	3,676	$30,731
Consumer staples 4.2%		167,433
Beverages 2.4%
Anheuser-Busch InBev SA/NV, ADR	972	63,967
Diageo PLC, ADR	270	30,245
Food products 1.8%
Post Holdings, Inc. (A)	647	73,221
Energy 6.1%		238,807
Oil, gas and consumable fuels 6.1%
Cheniere Energy, Inc.	787	181,884
Suncor Energy, Inc.	1,613	56,923
Financials 13.3%		525,002
Banks 3.6%
First Hawaiian, Inc.	6,164	140,909
Capital markets 9.7%
KKR & Company, Inc.	1,350	154,265
Morgan Stanley	730	84,257
S&P Global, Inc.	163	81,508
The Goldman Sachs Group, Inc.	117	64,063
Health care 8.4%		329,414
Health care equipment and supplies 1.9%
Hologic, Inc. (A)	1,258	73,216
Health care providers and services 3.2%
Elevance Health, Inc.	191	80,331
McKesson Corp.	63	44,906
Life sciences tools and services 3.0%
Avantor, Inc. (A)	3,696	48,011
Thermo Fisher Scientific, Inc.	162	69,498
Pharmaceuticals 0.3%
Elanco Animal Health, Inc. (A)	1,419	13,452
Industrials 3.5%		139,114
Electrical equipment 1.1%
Regal Rexnord Corp.	414	43,818
Machinery 0.0%
Parker-Hannifin Corp.	2	1,210
Trading companies and distributors 2.4%
United Rentals, Inc.	149	94,086
Information technology 28.5%		1,122,419
Semiconductors and semiconductor equipment 10.2%
Analog Devices, Inc.	591	115,198
NVIDIA Corp.	2,110	229,821
Texas Instruments, Inc.	352	56,338
Software 13.9%
Adobe, Inc. (A)	77	28,873
Autodesk, Inc. (A)	213	58,415
Microsoft Corp.	104	41,107
Oracle Corp.	502	70,641
Roper Technologies, Inc.	99	55,448
Salesforce, Inc.	442	118,770
Workday, Inc., Class A (A)	711	174,195
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	4

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 4.4%
Apple, Inc.	817	$173,613
Real estate 3.7%		144,485
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,670	8,784
Specialized REITs 3.5%

Crown Castle, Inc.	1,133	119,826

Millrose Properties, Inc., Class A	634	15,875
Exchange-traded funds 4.2%		$163,722
(Cost $163,125)
iShares Russell 3000 ETF	520	163,722

	Yield (%)	Shares	Value
Short-term investments 2.1%			$83,646
(Cost $83,644)
Short-term funds 2.1%			83,646
John Hancock Collateral Trust (B)	4.2081(C)	8,362	83,646

Total investments (Cost $3,457,591) 100.7%	$3,965,883
Other assets and liabilities, net (0.7%)	(26,341)
Total net assets 100.0%	$3,939,542

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-25.
INTERNATIONAL HIGH DIVIDEND ETF

As of 4-30-25
	Shares	Value
Common stocks 96.3%		$8,251,531
(Cost $6,846,639)
Australia 3.4%		292,523
AGL Energy, Ltd.	4,712	32,049
ANZ Group Holdings, Ltd.	1,248	23,844
Commonwealth Bank of Australia	578	61,614
Fortescue, Ltd.	12,137	125,729
Woodside Energy Group, Ltd.	2,234	29,646
Yancoal Australia, Ltd.	6,164	19,641
Austria 1.3%		108,331
BAWAG Group AG (A)(B)	985	108,331
Canada 7.1%		612,105
Canadian Imperial Bank of Commerce	672	42,301
Canadian Natural Resources, Ltd.	731	20,936
Enbridge, Inc.	3,325	155,189
Finning International, Inc.	762	21,465
Peyto Exploration & Development Corp.	3,020	37,736
Power Corp. of Canada	4,000	151,104
Royal Bank of Canada	651	77,985
Secure Waste Infrastructure Corp.	6,781	64,457
Suncor Energy, Inc.	617	21,749
TransAlta Corp.	2,156	19,183
5	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark 1.1%		$89,797
Novo Nordisk A/S, B Shares	1,355	89,797
Finland 1.7%		147,069
Fortum OYJ	7,603	127,437
Nokia OYJ	3,935	19,632
France 7.3%		628,155
Cie Generale des Etablissements Michelin SCA	1,212	44,322
Engie SA	8,370	173,023
Gaztransport et Technigaz SA	132	21,577
Klepierre SA	4,963	181,888
Publicis Groupe SA	881	89,392
Sanofi	1,082	117,953
Germany 9.2%		786,714
Bayerische Motoren Werke AG	641	54,139
Deutsche Telekom AG	3,761	135,100
Heidelberg Materials AG	911	180,450
Mercedes-Benz Group AG	2,055	122,571
RWE AG	3,110	120,907
SAP SE	598	173,547
Hong Kong 4.3%		365,584
CK Hutchison Holdings, Ltd.	17,076	96,448
Henderson Land Development Company, Ltd.	10,303	29,230
Swire Pacific, Ltd., Class A	15,766	136,420
WH Group, Ltd. (A)	115,634	103,486
Israel 1.9%		163,212
Bank Hapoalim BM	1,459	21,370
Bank Leumi Le-Israel BM	6,461	91,703
Mizrahi Tefahot Bank, Ltd.	990	50,139
Italy 6.3%		543,427
Enel SpA	4,202	36,513
Generali	4,734	172,957
Intesa Sanpaolo SpA	27,532	146,533
Poste Italiane SpA (A)	9,242	187,424
Japan 18.9%		1,614,854
Dai-ichi Life Holdings, Inc.	3,444	24,736
Daiwa House Industry Company, Ltd.	2,481	89,663
FUJIFILM Holdings Corp.	2,910	59,887
Hitachi, Ltd.	1,762	43,457
Honda Motor Company, Ltd.	2,643	26,923
Japan Tobacco, Inc.	4,453	137,580
Kobe Steel, Ltd.	2,597	30,387
Komatsu, Ltd.	2,627	75,528
Marubeni Corp.	2,824	50,050
Mitsubishi Corp.	6,720	127,767
Mitsui & Company, Ltd.	4,929	100,142
Mizuho Financial Group, Inc.	2,947	73,964
MS&AD Insurance Group Holdings, Inc.	2,357	53,621
Nippon Steel Corp.	5,926	125,051
Nomura Real Estate Holdings, Inc.	4,800	28,499
Recruit Holdings Company, Ltd.	369	20,545
SCREEN Holdings Company, Ltd.	386	25,611
Seiko Epson Corp.	5,035	70,209
Shionogi & Company, Ltd.	3,291	55,235
Sojitz Corp.	3,204	75,720
Sumitomo Corp.	6,020	147,630
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	6

	Shares	Value
Japan (continued)
Suzuken Company, Ltd.	1,533	$55,628
Suzuki Motor Corp.	1,826	21,858
Tokyo Electron, Ltd.	472	70,234
Toyota Motor Corp.	1,303	24,929
Netherlands 4.7%		406,465
ABN AMRO Bank NV (A)	5,557	114,968
ASML Holding NV	129	85,418
ASR Nederland NV	410	25,820
NN Group NV	2,942	180,259
Norway 2.0%		170,061
Aker BP ASA	6,071	130,671
Equinor ASA	1,717	39,390
Singapore 3.6%		311,113
DBS Group Holdings, Ltd.	4,880	158,655
Oversea-Chinese Banking Corp., Ltd.	12,326	152,458
Spain 3.4%		291,789
Banco Bilbao Vizcaya Argentaria SA	11,807	161,865
Repsol SA	10,573	129,924
Sweden 1.9%		159,443
SKF AB, B Shares	1,168	22,955
Volvo AB, B Shares	5,013	136,488
Switzerland 5.9%		503,745
ABB, Ltd.	2,630	138,229
Holcim, Ltd. (B)	223	24,858
Novartis AG	1,359	155,109
Roche Holding AG	351	115,028
Swissquote Group Holding SA	137	70,521
United Kingdom 12.3%		1,057,144
3i Group PLC	507	28,673
Associated British Foods PLC	859	23,682
AstraZeneca PLC	1,037	148,596
Beazley PLC	4,110	48,557
British American Tobacco PLC	3,860	167,460
GSK PLC	1,756	34,795
HSBC Holdings PLC	7,564	84,059
Imperial Brands PLC	4,464	183,289
Rio Tinto PLC	2,675	158,891
SSE PLC	1,069	24,159
Taylor Wimpey PLC	14,754	23,146

Tesco PLC	26,626	131,837
Preferred securities 1.9%		$161,189
(Cost $175,977)
Germany 1.9%		161,189
Henkel AG & Company KGaA	300	23,326
Porsche Automobil Holding SE	3,353	137,863

	Yield (%)	Shares	Value
Short-term investments 1.4%			$123,771
(Cost $123,767)
Short-term funds 1.4%			123,771
John Hancock Collateral Trust (C)	4.2081(D)	12,373	123,771

7	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $7,146,383) 99.6%	$8,536,491
Other assets and liabilities, net 0.4%	30,710
Total net assets 100.0%	$8,567,201

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Financials	27.0%
Industrials	13.9%
Health care	9.0%
Consumer staples	9.0%
Energy	7.8%
Materials	7.6%
Utilities	6.2%
Information technology	5.9%
Consumer discretionary	5.3%
Real estate	3.9%
Communication services	2.6%
Short-term investments and other	1.8%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 4-30-25
	Shares	Value
Common stocks 98.7%		$7,304,460
(Cost $6,383,249)
Communication services 4.3%		318,582
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	3,177	139,979
Media 2.4%
Comcast Corp., Class A	4,120	140,904
Omnicom Group, Inc.	495	37,699
Consumer discretionary 7.1%		524,626
Automobiles 1.5%
Ford Motor Company	11,032	110,430
Hotels, restaurants and leisure 2.1%
Darden Restaurants, Inc.	116	23,274
Starbucks Corp.	999	79,970
Texas Roadhouse, Inc.	175	29,043
Wingstop, Inc.	85	22,431
Household durables 1.0%
Garmin, Ltd.	389	72,692
Specialty retail 2.5%
Best Buy Company, Inc.	718	47,883
Dick’s Sporting Goods, Inc.	253	47,498
The Home Depot, Inc.	161	58,039
Williams-Sonoma, Inc.	216	33,366
Consumer staples 8.6%		638,237
Consumer staples distribution and retail 3.4%
Costco Wholesale Corp.	112	111,384
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	8

	Shares	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Target Corp.	282	$27,269
Walmart, Inc.	1,172	113,977
Food products 1.3%
The Kraft Heinz Company	3,266	95,041
Tobacco 3.9%
Altria Group, Inc.	2,418	143,025
Philip Morris International, Inc.	861	147,541
Energy 3.1%		232,506
Oil, gas and consumable fuels 3.1%
Chevron Corp.	126	17,144
Exxon Mobil Corp.	297	31,372
Kinder Morgan, Inc.	1,740	45,762
ONEOK, Inc.	596	48,967
The Williams Companies, Inc.	1,524	89,261
Financials 15.3%		1,133,443
Banks 2.2%
Citizens Financial Group, Inc.	550	20,290
Huntington Bancshares, Inc.	1,508	21,911
JPMorgan Chase & Co.	427	104,453
U.S. Bancorp	484	19,525
Capital markets 8.7%
BlackRock, Inc.	154	140,796
CME Group, Inc.	533	147,684
Evercore, Inc., Class A	151	30,999
Houlihan Lokey, Inc.	154	24,960
Morgan Stanley	264	30,471
S&P Global, Inc.	284	142,014
T. Rowe Price Group, Inc.	1,438	127,335
Consumer finance 2.0%
OneMain Holdings, Inc.	3,134	147,517
Insurance 2.4%
American Financial Group, Inc.	792	100,315
Fidelity National Financial, Inc.	699	44,771
Principal Financial Group, Inc.	410	30,402
Health care 8.0%		592,720
Health care equipment and supplies 1.2%
Abbott Laboratories	388	50,731
Medtronic PLC	440	37,294
Health care providers and services 0.5%
UnitedHealth Group, Inc.	84	34,561
Pharmaceuticals 6.3%
Bristol-Myers Squibb Company	2,834	142,267
Eli Lilly & Company	143	128,550
Johnson & Johnson	509	79,562
Pfizer, Inc.	4,906	119,755
Industrials 8.2%		605,748
Air freight and logistics 1.5%
United Parcel Service, Inc., Class B	1,203	114,646
Construction and engineering 0.3%
Comfort Systems USA, Inc.	51	20,275
9	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 2.6%
Eaton Corp. PLC	76	$22,372
Emerson Electric Company	185	19,445
Rockwell Automation, Inc.	239	59,196
Vertiv Holdings Company, Class A	1,032	88,112
Ground transportation 0.3%
Union Pacific Corp.	107	23,076
Professional services 2.4%
Automatic Data Processing, Inc.	198	59,519
Paychex, Inc.	797	117,255
Trading companies and distributors 1.1%
Watsco, Inc.	178	81,852
Information technology 32.7%		2,418,303
Communications equipment 1.5%
Cisco Systems, Inc.	1,898	109,572
IT services 3.4%
Accenture PLC, Class A	357	106,797
IBM Corp.	587	141,948
Semiconductors and semiconductor equipment 11.8%
Analog Devices, Inc.	112	21,831
KLA Corp.	131	92,052
Lam Research Corp.	1,216	87,151
Monolithic Power Systems, Inc.	82	48,634
NVIDIA Corp.	4,051	441,235
Qualcomm, Inc.	646	95,905
Texas Instruments, Inc.	555	88,828
Software 9.8%
Intuit, Inc.	238	149,338
Microsoft Corp.	1,175	464,431
Oracle Corp.	799	112,435
Technology hardware, storage and peripherals 6.2%
Apple, Inc.	2,156	458,146
Materials 2.5%		183,994
Chemicals 1.5%
LyondellBasell Industries NV, Class A	1,851	107,747
Containers and packaging 1.0%
Amcor PLC	6,250	57,500
Packaging Corp. of America	101	18,747
Real estate 6.2%		460,652
Retail REITs 1.9%
Simon Property Group, Inc.	908	142,901
Specialized REITs 4.3%
CubeSmart	552	22,450
Gaming and Leisure Properties, Inc.	2,829	135,396
Public Storage	73	21,931
VICI Properties, Inc.	4,309	137,974
Utilities 2.7%		195,649
Electric utilities 1.7%
Duke Energy Corp.	246	30,017
NRG Energy, Inc.	430	47,119
The Southern Company	535	49,161
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	10

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 1.0%
Vistra Corp.	535	$69,352

	Yield (%)	Shares	Value
Short-term investments 1.9%			$138,812
(Cost $138,756)
Short-term funds 1.9%			138,812
John Hancock Collateral Trust (A)	4.2081(B)	13,877	138,812

Total investments (Cost $6,522,005) 100.6%	$7,443,272
Other assets and liabilities, net (0.6%)	(44,105)
Total net assets 100.0%	$7,399,167

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 4-30-25.
11	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 4-30-25

	Disciplined Value International Select ETF	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Assets
Unaffiliated investments, at value	$33,752,084	$3,882,237	$8,412,720	$7,304,460
Affiliated investments, at value	—	83,646	123,771	138,812
Total investments, at value	33,752,084	3,965,883	8,536,491	7,443,272
Cash	612,376	15,856	—	—
Foreign currency, at value	5,279	—	122	—
Dividends and interest receivable	169,774	2,089	77,228	7,757
Receivable for investments sold	1,184,305	—	—	—
Receivable for securities lending income	106	—	—	—
Receivable from affiliates	1,699	22,372	12,618	11,540
Other assets	5,743	5,325	6,044	6,082
Total assets	35,731,366	4,011,525	8,632,503	7,468,651
Liabilities
Payable for investments purchased	1,501,772	—	—	—
Payable to affiliates
Accounting and legal services fees	936	111	244	226
Other liabilities and accrued expenses	54,909	71,872	65,058	69,258
Total liabilities	1,557,617	71,983	65,302	69,484
Net assets	$34,173,749	$3,939,542	$8,567,201	$7,399,167
Net assets consist of
Paid-in capital	$30,452,372	$3,451,138	$7,646,947	$7,023,418
Total distributable earnings (loss)	3,721,377	488,404	920,254	375,749
Net assets	$34,173,749	$3,939,542	$8,567,201	$7,399,167
Unaffiliated investments, at cost	$29,697,469	$3,373,947	$7,022,616	$6,383,249
Affiliated investments, at cost	—	$83,644	$123,767	$138,756
Foreign currency, at cost	$5,221	—	$122	—
Securities loaned, at value	$961,446	—	—	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$34,173,749	$3,939,542	$8,567,201	$7,399,167
Shares outstanding	1,200,000	305,000	270,000	220,000
Net asset value per share	$28.48	$12.92	$31.73	$33.63
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	12

STATEMENTS OF OPERATIONS For the year ended 4-30-25

	Disciplined Value International Select ETF	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Investment income
Dividends from unaffiliated investments	$805,711	$41,529	$440,109	$256,010
Securities lending	903	—	—	—
Dividends from affiliated investments	—	3,714	4,418	7,439
Interest	—	—	406	90
Non-cash dividends	—	7,178	—	—
Less foreign taxes withheld	(93,314)	(575)	(47,036)	(77)
Total investment income	713,300	51,846	397,897	263,462
Expenses
Investment management fees	170,163	26,303	31,061	25,655
Accounting and legal services fees	4,991	693	1,417	1,586
Transfer agent fees	9,583	10,000	10,000	10,000
Trustees’ fees	1,129	525	609	626
Custodian fees	40,363	36,186	54,718	56,474
Printing and postage	18,891	16,528	18,038	17,824
Professional fees	90,673	38,050	35,310	35,330
Licensing fees	—	25,000	—	—
Stock exchange listing fees	14,884	18,884	11,221	11,223
Other	5,453	3,307	9,892	9,601
Total expenses	356,130	175,476	172,266	168,319
Less expense reductions	(163,539)	(147,199)	(135,502)	(138,240)
Net expenses	192,591	28,277	36,764	30,079
Net investment income	520,709	23,569	361,133	233,383
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(113,135)	(30,761)	(301,878)	(247,170)
Affiliated investments	(162)	51	47	21
Realized gain on investment not meeting investment restrictions	—	3,116	—	—
Realized loss on investments not meeting investment restrictions	—	(6,179)	—	—
Payment from investment subadvisor for loss on investments not meeting investment restrictions	—	6,179	—	—
Redemptions in-kind	118,045	—	481,710	1,033,214
	4,748	(27,594)	179,879	786,065
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,556,328	102,518	506,266	(120,509)
Affiliated investments	—	8	27	63
	2,556,328	102,526	506,293	(120,446)
Net realized and unrealized gain	2,561,076	74,932	686,172	665,619
Increase in net assets from operations	$3,081,785	$98,501	$1,047,305	$899,002
13	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Disciplined Value International Select ETF		Fundamental All Cap Core ETF		International High Dividend ETF
	Year ended 4-30-25	Period ended 4-30-24[1]	Year ended 4-30-25	Period ended 4-30-24[2]	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$520,709	$268,433	$23,569	$6,352	$361,133	$303,415
Net realized gain (loss)	4,748	(540,006)	(27,594)	10,624	179,879	101,525
Change in net unrealized appreciation	2,556,328	1,503,868	102,526	405,766	506,293	565,359
Increase in net assets resulting from operations	3,081,785	1,232,295	98,501	422,742	1,047,305	970,299
Distributions to shareholders
From earnings	(482,888)	—	(28,686)	(4,154)	(412,495)	(319,370)
From fund share transactions
Shares issued	5,910,530	25,115,179	825,631	2,625,508	2,972,796	3,255,076
Shares repurchased	(683,152)	—	—	—	(2,972,376)	(2,231,770)
Total from fund share transactions	5,227,378	25,115,179	825,631	2,625,508	420	1,023,306
Total increase	7,826,275	26,347,474	895,446	3,044,096	635,230	1,674,235
Net assets
Beginning of year	26,347,474	—	3,044,096	—	7,931,971	6,257,736
End of year	$34,173,749	$26,347,474	$3,939,542	$3,044,096	$8,567,201	$7,931,971
Share activity
Shares outstanding
Beginning of year	1,000,000	—	245,000	—	270,000	230,000
Shares issued	225,000	1,000,000	60,000	245,000	100,000	120,000
Shares repurchased	(25,000)	—	—	—	(100,000)	(80,000)
End of year	1,200,000	1,000,000	305,000	245,000	270,000	270,000

[1]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	14

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	U.S. High Dividend ETF
	Year ended 4-30-25	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$233,383	$209,047
Net realized gain	786,065	333,014
Change in net unrealized appreciation (depreciation)	(120,446)	606,285
Increase in net assets resulting from operations	899,002	1,148,346
Distributions to shareholders
From earnings	(239,879)	(196,133)
From fund share transactions
Shares issued	3,883,871	3,279,525
Shares repurchased	(5,007,442)	(3,000,834)
Total from fund share transactions	(1,123,571)	278,691
Total increase (decrease)	(464,448)	1,230,904
Net assets
Beginning of year	7,863,615	6,632,711
End of year	$7,399,167	$7,863,615
Share activity
Shares outstanding
Beginning of year	250,000	240,000
Shares issued	110,000	110,000
Shares repurchased	(140,000)	(100,000)
End of year	220,000	250,000
15	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

Period ended	4-30-25	4-30-24[1]
Per share operating performance
Net asset value, beginning of period	$26.35	$25.00
Net investment income[2]	0.50	0.28
Net realized and unrealized gain (loss) on investments	2.10	1.07
Total from investment operations	2.60	1.35
Less distributions
From net investment income	(0.47)	—
Net asset value, end of period	$28.48	$26.35
Total return (%)[3]	10.21	5.39[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.38[5]
Expenses including reductions	0.69	0.69[5]
Net investment income	1.87	3.11[6]
Portfolio turnover (%)[7]	55	29

[1]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
FUNDAMENTAL ALL CAP CORE ETF

Period ended	4-30-25	4-30-24[1]
Per share operating performance
Net asset value, beginning of period	$12.42	$10.12
Net investment income[2]	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.52	2.29
Total from investment operations	0.60	2.32
Less distributions
From net investment income	(0.10)	(0.02)
Net asset value, end of period	$12.92	$12.42
Total return (%)[3]	4.64	22.97[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	4.47	4.76[5]
Expenses including reductions	0.72	0.72[5]
Net investment income	0.60	0.48[6]
Portfolio turnover (%)[7]	34	10

[1]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	16

INTERNATIONAL HIGH DIVIDEND ETF

Period ended	4-30-25	4-30-24	4-30-23[1]
Per share operating performance
Net asset value, beginning of period	$29.38	$27.21	$24.91
Net investment income[2]	1.33	1.21	0.59[3]
Net realized and unrealized gain (loss) on investments	2.55	2.30	1.85
Total from investment operations	3.88	3.51	2.44
Less distributions
From net investment income	(1.53)	(1.34)	(0.14)
Net asset value, end of period	$31.73	$29.38	$27.21
Total return (%)[4]	13.84	13.39	9.79[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16	2.35	1.65[6]
Expenses including reductions	0.46	0.46	0.46[6]
Net investment income	4.53	4.39	6.11[3,7]
Portfolio turnover (%)[8]	43	20	5

[1]	Period from 12-20-22 (commencement of operations) to 4-30-23.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.08 and 0.81%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
U.S. HIGH DIVIDEND ETF

Period ended	4-30-25	4-30-24	4-30-23[1]
Per share operating performance
Net asset value, beginning of period	$31.45	$27.64	$24.95
Net investment income[2]	0.93	0.84	0.49
Net realized and unrealized gain (loss) on investments	2.22	3.75	2.61
Total from investment operations	3.15	4.59	3.10
Less distributions
From net investment income	(0.97)	(0.78)	(0.41)
Net asset value, end of period	$33.63	$31.45	$27.64
Total return (%)[3]	9.88	16.89	12.45[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.97	1.56[5]
Expenses including reductions	0.34	0.34	0.34[5]
Net investment income	2.64	2.84	3.01[6]
Portfolio turnover (%)[7]	37	18	15

[1]	Period from 9-27-22 (commencement of operations) to 4-30-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
17	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (the funds).
The investment objective of Disciplined Value International Select ETF is to seek long-term capital growth.
The investment objective of Fundamental All Cap Core ETF is to seek long-term capital appreciation.
The investment objective of International High Dividend ETF and U.S. High Dividend ETF is to seek a high level of current income. Long-term growth of capital is a secondary objective for each fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK ACTIVE EQUITY ETFS	18

During the year ended April 30, 2025, Fundamental All Cap Core ETF realized a gain of $3,116 and a loss of $6,179 on the disposal of investments not meeting the fund’s investment guidelines. The realized loss was reimbursed by the subadvisor.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Disciplined Value International Select ETF	$961,446	—	$1,013,257
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended April 30, 2025, the funds had no borrowings under the line of credit.
Commitment fees for the year ended April 30, 2025 were as follows:
Fund	Commitment fee
International High Dividend ETF	$724
U.S. High Dividend ETF	728
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
19	JOHN HANCOCK ACTIVE EQUITY ETFS |

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2025, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Disciplined Value International Select ETF	$441,110	$213,537
Fundamental All Cap Core ETF	901	—
International High Dividend ETF	331,158	181,243
U.S. High Dividend ETF	404,293	160,909
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on April 30, 2025, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Disciplined Value International Select ETF	$29,699,140	$4,874,151	$(821,207)	$4,052,944
Fundamental All Cap Core ETF	3,485,077	596,512	(115,706)	480,806
International High Dividend ETF	7,192,785	1,524,529	(180,823)	1,343,706
U.S. High Dividend ETF	6,522,027	1,237,905	(316,660)	921,245
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. International High Dividend ETF and U.S. High Dividend ETF generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended April 30, 2025 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Disciplined Value International Select ETF	$482,888	—	$482,888
Fundamental All Cap Core ETF	28,677	$9	28,686
International High Dividend ETF	412,495	—	412,495
U.S. High Dividend ETF	239,879	—	239,879
The tax character of distributions for the year ended April 30, 2024 was as follows:
Fund	Ordinary Income
Fundamental All Cap Core ETF	$4,154
International High Dividend ETF	319,370
U.S. High Dividend ETF	196,133
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income
Disciplined Value International Select ETF	$317,499
Fundamental All Cap Core ETF	8,499
International High Dividend ETF	85,966
U.S. High Dividend ETF	19,706
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies , partnerships, redemptions-in-kind and wash sale loss deferrals.
| JOHN HANCOCK ACTIVE EQUITY ETFS	20

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
The management fee structure is as follows:
- Disciplined Value International Select ETF - 0.61% of average daily net assets.
- Fundamental All Cap Core ETF - (a) 0.675% of the first $2.5 billion of aggregate daily net assets; and (b) 0.65% of the excess over $2.5 billion of aggregate daily net assets. Aggregate net assets include the fund and JHF II Fundamental All Cap Core Fund and JHVIT Fundamental All Cap Core Trust.
- International High Dividend ETF - 0.39% of average daily net assets.
- U.S. High Dividend ETF - 0.29% of average daily net assets.
The Advisor has subadvisory agreements with the organizations described below:
Fund	Subadvisor(s)
Disciplined Value International Select ETF	Boston Partners Global Investors, Inc.
Fundamental All Cap Core ETF International High Dividend ETF U.S. High Dividend ETF	Manulife Investment Management (US) LLC[1]
[1]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Disciplined Value International Select ETF	0.69%
Fundamental All Cap Core ETF	0.72%
Fund	Expense limitation as a percentage of average net assets
International High Dividend ETF	0.46%
U.S. High Dividend ETF	0.34%

Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The funds’ expense limitation agreement expires on August 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the year ended April 30, 2025, this waiver amounted to 0.01% of the funds’ average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended April 30, 2025, the expense reductions described above amounted to the following:
Fund	Expense reimbursement
Disciplined Value International Select ETF	$163,539
Fundamental All Cap Core ETF	147,199
Fund	Expense reimbursement
International High Dividend ETF	$135,502
U.S. High Dividend ETF	138,240

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
21	JOHN HANCOCK ACTIVE EQUITY ETFS |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended April 30, 2025, were equivalent to a net annual effective rate of the fund’s average daily net assets as follows:
Fund	Net Annual Effective Rate
Disciplined Value International Select ETF	0.02%
Fundamental All Cap Core ETF	0.00%
Fund	Net Annual Effective Rate
International High Dividend ETF	0.00%
U.S. High Dividend ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended April 30, 2025, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 25,000, 5,000, 10,000 and 10,000 shares for Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. These charges, if any, are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF owned 49%, 61%, 66%, and 86%, respectively, of shares of the fund on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to for the year ended April 30, 2025. In addition, purchases and sales of in-kind transactions are aggregated below for the year ended April 30, 2025:
	Purchases		Sales
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Disciplined Value International Select ETF	$5,158,350	$15,694,434	$447,392	$15,287,493
Fundamental All Cap Core ETF	741,583	1,378,398	—	1,312,782
International High Dividend ETF	2,840,258	3,413,908	2,212,621	4,077,958
U.S. High Dividend ETF	3,830,910	3,210,108	4,022,402	4,126,216
Note 7—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
| JOHN HANCOCK ACTIVE EQUITY ETFS	22

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust*	—	—	$5,739,455	$(5,739,293)	$(162)	—	$903	—	—
Fundamental All Cap Core ETF
John Hancock Collateral Trust	8,362	$35,601	$635,182	$(587,196)	$51	$8	$3,714	—	$83,646
International High Dividend ETF
John Hancock Collateral Trust	12,373	$111,025	$1,716,992	$(1,704,320)	$47	$27	$4,418	—	$123,771
U.S. High Dividend ETF
John Hancock Collateral Trust	13,877	$106,654	$467,328	$(435,254)	$21	$63	$7,439	—	$138,812

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. The management committee of the Advisor acts as the funds’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK ACTIVE EQUITY ETFS |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Disciplined Value International  Select ETF,
Fundamental All Cap Core ETF, International High Dividend ETF and U.S. High Dividend ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the funds’ investments, of Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF (four of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of operations	Statements of changes in net assets	Financial Highlights
Disciplined Value International ETF	For the year ended April 30, 2025.	For the year ended April 30, 2025 and the period from December 19, 2023 (commencement of operations) through April 30, 2024.	For the year ended April 30, 2025 and the period from December 19, 2023 (commencement of operations) through April 30, 2024.
Fundamental All Cap Core ETF	For the year ended April 30, 2025.	For the year ended April 30, 2025 and the period from November 1, 2023 (commencement of operations) through April 30, 2024.	For the year ended April 30, 2025 and the period from November 1, 2023 (commencement of operations) through April 30, 2024.
International High Dividend ETF	For the year ended April 30, 2025.	For the years ended April 30, 2025 and 2024.	For the years ended April 30, 2025 and 2024 and the period from December 20, 2022 (commencement of operations) through April 30, 2023.
U.S. High Dividend ETF	For the year ended April 30, 2025.	For the years ended April 30, 2025 and 2024.	For the years ended April 30, 2025 and 2024 and the period from September 27, 2022 (commencement of operations) through April 30, 2023.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts June 6, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK ACTIVE EQUITY ETFS	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended April 30, 2025.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Fund	Foreign sourced income	Foreign tax credit
Disciplined Value International Select ETF	$805,711	$89,419
International High Dividend ETF	444,527	46,065
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.
25	JOHN HANCOCK ACTIVE EQUITY ETFS |

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Equity ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFAE-A 4/2025
6/2025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 6, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 6, 2025